As filed with the Securities and Exchange Commission on October 7, 2010
Commission File Nos.  333-119659
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 17	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 181	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVESM L SERIES

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® and through
JNLNY Separate Account I

The date of this prospectus is   October 11 , 2010, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York (“Jackson of NY®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements.  This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the Separate Account can be found in the statement of additional information (“SAI”) dated   October 11 , 2010 that is available upon request without charge.  To obtain a copy, contact us at our:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 273 .  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/BlackRock Commodity Securities Fund (formerly, JNL/Credit Sui sse Commodity Securities Fund)
JNL/BlackRock Global Allocation Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund (formerly, JNL/Credit Suisse Long/Short Fund)
JNL/Invesco Global Real Estate Fund (formerly, JNL/AIM Global Real Estate Fund)
JNL/Invesco International Growth Fund (formerly, JNL/AIM International Growth Fund)
JNL/Invesco Large Cap Growth Fund (formerly, JNL/AIM Large Cap Growth Fund)
JNL/Invesco Small Cap Growth Fund (formerly, JNL/AIM Small Cap Growth Fund)
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	10
KEY FACTS	11
FEES AND EXPENSES TABLES	12
Owner Transaction Expenses	12
Periodic Expenses	13
Total Annual Fund Operating Expenses	22
EXAMPLE	25
CONDENSED FINANCIAL INFORMATION	26
THE ANNUITY CONTRACT	26
JACKSON OF NY	27
THE FIXED ACCOUNT	27
THE SEPARATE ACCOUNT	30
INVESTMENT DIVISIONS	30
JNL Series Trust	31
JNL Variable Fund LLC	40
Voting Privileges	42
Substitution	42
CONTRACT CHARGES	42
Mortality and Expense Risk Charges	42
Annual Contract Maintenance Charge	42
Administration Charge	42
Transfer Charge	43
Withdrawal Charge	43
Contract Enhancement Charge	45
Contract Enhancement Recapture Charge	45
FutureGuard Guaranteed Minimum Income Benefit Charge	47
FutureGuard 6 Guaranteed Minimum Income Benefit Charge	47
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	48
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	48
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	49
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	49
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	50
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge	50
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	51
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge	52
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	52
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	53
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	54
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	54
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	55
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	55
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	56
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	57
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	57
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	58
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	58
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	60
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.	61
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex Joint Option GMWB”) Charge.	62
Optional Death Benefit – Highest Anniversary Value Death Benefit Charge	63
Optional Death Benefit – LifeGuard Freedom DB Charge	63
Optional Death Benefit – LifeGuard Freedom 6 DB Charge	63
Optional Death Benefit – LifeGuard Freedom Flex DB Charge	64
Other Expenses	64
Premium Taxes	64
Income Taxes	64
DISTRIBUTION OF CONTRACTS	64
PURCHASES	66
Minimum Initial Premium	66
Minimum Additional Premiums	66
Maximum Premiums	66
Allocations of Premium	67
Optional Contract Enhancements	67
Capital Protection Program	69
Accumulation Units	70
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	70
Potential Limits and Conditions on Fixed Account Transfers	70
Restrictions on Transfers: Market Timing	71
TELEPHONE AND INTERNET TRANSACTIONS	72
The Basics	72
What You Can Do and How	72
What You Can Do and When	72
How to Cancel a Transaction	73
Our Procedures	73
ACCESS TO YOUR MONEY	73
Waiver of Withdrawal and Recapture Charges for Extended Care	74
Guaranteed Minimum Withdrawal Benefit Considerations	75
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	75
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	76
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	80
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	85
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	90
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	94
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	98
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	104
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	112
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	120
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	127
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	135
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	142
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	150
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	160
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	171
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	179
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	190
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	202
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	216
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	223
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).	229
LifeGuard Freedom Flex GMWB	230
LifeGuard Freedom Flex with Joint Option GMWB	241
Systematic Withdrawal Program	229
Suspension of Withdrawals or Transfers	252
INCOME PAYMENTS (THE INCOME PHASE)	252
Variable Income Payments	253
Income Options	253
FutureGuard Guaranteed Minimum Income Benefit	254
FutureGuard 6 Guaranteed Minimum Income Benefit	256
DEATH BENEFIT	259
Basic Death Benefit	259
Optional Death Benefits	259
Highest Anniversary Value Death Benefit	260
LifeGuard Freedom DB	260
LifeGuard Freedom 6 DB	262
LifeGuard Freedom Flex DB	263
Payout Options	265
Pre-Selected Payout Options	266
Special Spousal Continuation Option	266
Death of Owner On or After the Income Date	266
Death of Annuitant	266
TAXES	267
Contract Owner Taxation	267
Tax-Qualified and Non-Qualified Contracts	267
Non-Qualified Contracts – General Taxation	267
Non-Qualified Contracts – Aggregation of Contracts	267
Non-Qualified Contracts – Withdrawals and Income Payments	267
Non-Qualified Contracts – Required Distributions	268
Tax-Qualified Contracts – Withdrawals and Income Payments	268
Withdrawals – Tax-Sheltered Annuities	268
Withdrawals – Roth IRAs	268
Constructive Withdrawals – Investment Adviser Fees	268
Extension of Latest Income Date	268
Death Benefits	269
IRS Approval	269
Assignment	269
Diversification	269
Owner Control	269
Withholding	269
Jackson of NY Taxation	270
OTHER INFORMATION	270
Dollar Cost Averaging	270
Special Dollar Cost Averaging (DCA+)	270
Earnings Sweep	270
Rebalancing	270
Free Look	271
Advertising	271
Modification of Your Contract	271
Legal Proceedings	271
PRIVACY POLICY	271
Collection of Nonpublic Personal Information	272
Disclosure of Current and Former Customer Nonpublic Personal Information	272
Security to Protect the Confidentiality of Nonpublic Personal Information	272
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	273
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB)	E- 1
APPENDIX F (FutureGuard 6 GMIB Prospectus Examples)	F -1
APPENDIX G (Accumulation Unit Values)	G -1

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.
Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.
Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to Annuitant includes any joint Annuitant.
Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.
Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death.  The Contract allows for the naming of multiple Beneficiaries.
Completed Year – the succeeding twelve months from the date on which we receive a premium payment. Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.
If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2010 and a premium payment is received on February 28, 2010 then, although the first Contract Anniversary is January 15, 2011, Completed Year 0-1 for that premium payment would begin on February 28, 2010 and end on February 27, 2011.  Completed Year 1-2 for that premium payment would begin on February 28, 2011.
Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.
Contract Anniversary – each one-year anniversary of the Contract's Issue Date.
Contract Enhancement – a credit that we will make to your Contract Value at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a premium payment.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, or 4% Contract Enhancement endorsement, The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.
Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.
Contract Value – the sum of your allocations between the Contract's Fixed Account and Investment Divisions.
Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.
For example, if the Issue Date is January 15, 2010, then the end of Contract Year 0-1 would be January 14, 2011, and January 15, 2011, which is the first Contract Anniversary, begins Contract Year 1-2.
Interest Rate Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.
Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.
General Account – the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.
Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.
Income Date – the date on which you begin receiving annuity payments.
Issue Date – the date your Contract is issued.
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.
Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.
Separate Account – JNLNY Separate Account I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available a Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value.  Allocations to the Fixed Account for a specified period of one year may remain for one year, and we may require equal monthly transfers to the Investment Divisions during the time.  For more information about the Fixed Account, please see “THE FIXED ACCOUNT” beginning on page 27 .  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 30 .

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 267 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations.  For more information, please see “FREE LOOK” beginning on page 271 .

Purchases
There are minimum and maximum premium requirements.  You may elect to receive a credit to your Contract Value at the end of any business day in the first seven Contract Years (five Contract years for the 2% Contract Enhancement) during which we receive a premium payment, subject to fees, conditions and limitations.  The Contract also has a premium protection option, namely the Capital Protection Program.  For more information, please see “PURCHASES” beginning on page 66 .

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 73 .

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 252 .

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  Optional death benefit are also available.  For more information, please see “DEATH BENEFIT” beginning on page 259 .

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	7%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	3%

Maximum Premium Taxes 3 –
Percentage of each premium	2%

Transfer Charge 4 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

	1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amount; withdrawals under a tax-qualified Contract that exceed the minimum distribution requirements of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity; and a total withdrawal.  The withdrawal charge is a schedule lasting four Completed Years:

		Withdrawal Charge (as a percentage of premium payments)
			Completed Years Since Receipt Of Premium -
			0-1	1-2	2-3	3-4	4+
		Base Schedule	7%	6%	5%	4%	0%
2
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  If you select an optional Contract Enhancement, there is a recapture charge on withdrawals when: the Contract is returned during the free look period; withdrawals are in excess of the free withdrawal amounts; withdrawals exceed the required minimum distribution of the Internal Revenue Code; and there is a total withdrawal.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%
4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)
		Completed Years Since Receipt Of Premium -
		0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
	2% C.E.	2%	2%	1.25%	1.25%	0.5%	0	0	0
	3% C.E.	3%	3%	2%	2%	2%	1%	1%	0
	4% C.E.	3%	3%	2%	2%	2%	1%	1%	0

Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.
For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 45 .

3	Currently, premium taxes do not apply.
4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep and automatic rebalancing, and automatic transfers from the Fixed Account.
5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6	$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions	1.65%

Mortality And Expense Risk Charge 1.50%

Administration Charge 7 0.15%

Total Separate Account Annual Expenses for Base Contract	1.65%

Optional Endorsements - A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below8:

4% Contract Enhancement Maximum Annual Charge 9	0.56%
3% Contract Enhancement Maximum Annual Charge 9	0.42%
2% Contract Enhancement Maximum Annual Charge 10	0.395%

The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below8:

Average Daily Net Asset Value Based Charges
Highest Anniversary Value Death Benefit Maximum Annual Charge 11	0.40%

Benefit Based Charges
LifeGuard Freedom DBSM Maximum Annual Charge (no longer offered as of September 28, 2009) 12	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) 13	0.60%
LifeGuard Freedom Flex DB SM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 14	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below8:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”)(no longer offered as of October 6, 2008) 15	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) 16	0.90%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 17	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 18	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 19	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 20	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 21	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard ProtectorSM”) 22	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 23	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector PlusSM”) 24	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) 25	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus with Joint Option”) 26	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 27	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 28	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 29	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard Freedom GMWB With Joint Option”) 30	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 31	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 32	1.86%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 33	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 34	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) 35	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) 36	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) 37	2.64%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) 38	3.00%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7
For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.
For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

8
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

9
This charge lasts for the first seven Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 45 .

10
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 45 .

11	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
12
The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  The current and maximum charge for the LifeGuard Freedom DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 28 below).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom DB, please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 63 .  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 260 .  For more information about how the LifeGuard Freedom GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 150 .

13
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 30 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 63 .  For more information about how the LifeGuard Freedom 6 DB works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 262 .  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 171 .

14
The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The current and maximum charge for the LifeGuard Freedom Flex DB is 0.06 % of the GMWB Death Benefit each Contract Month (0.72 % annually).  The charge for LifeGuard Freedom Flex DB is in addition to the charge for the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).
If you select the LifeGuard Freedom Flex DB when you purchase your Contract, the initial GMWB Death Benefit is generally your initial premium payment, net of premium taxes, plus any Contract Enhancement.
For more information about the charge for the LifeGuard Freedom Flex DB, please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges”, beginning on page 64 .  For more information about how the LifeGuard Freedom Flex DB works, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 263 .  For more information about how the LifeGuard Freedom Flex GMWB works, please see “LifeGuard Freedom Flex GMWB” beginning on page 230 .

15
The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base.  The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:
(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 254 .
For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).
For Contracts with this GMIB purchased from March 7, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 47 .

16
The current and maximum charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited.  After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 47 .  For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 256 .

17
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
The charge is expressed as an annual percentage and depends on:

●	When the endorsement is added to the Contract.
●	The endorsement's availability – on and after, or before January 17, 2006.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

The below tables have the maximum and current charges.
For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

7% GMWB
Endorsement's Availability	On and after January 17, 2006	Before January 17, 2006
Maximum Annual Charge	0.75%	0.70%
Current Annual Charge	0.42%	0.40%
Charge Basis	GWB	Investment Divisions
Charge Frequency	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 48 .  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 76 .

18
For Contracts to which this endorsement was added on or after May 1, 2010, the current charge is 0. 05% (0.60% annually) of the GWB, subject to a maximum annual charge of 1.20% as used in the Table.  For Contracts to which this endorsement was added before May 1, 2010, the current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81%.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 80 .

19
The current charge is 0.055% (0.66% annually) of the GWB, subject to maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .

20
The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90

21
The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 94 .

22
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%÷12	0.42%÷12
50 – 54	0.87%÷12	0.42%÷12
55 – 59	1.20%÷12	0.66%÷12
60 – 64	1.32%÷12	0.75%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	0.87%÷12	0.51%÷12
75 – 80	0.60%÷12	0.36%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 50 .  For more information about how the endorsement works, please see “5% for Life GMWB With Annual Step-Up” beginning on page 98 .

23
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 50 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 104 .

24
1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	0.87%÷12	0.42%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.47%÷12	0.87%÷12
60 – 64	1.47%÷12	0.87%÷12
65 – 69	1.20%÷12	0.66%÷12
70 – 74	0.75%÷12	0.36%÷12
75 – 80	0.57%÷12	0.30%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 52 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 112 .

25
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.35%÷12	0.81%÷12
60 – 64	1.47%÷12	0.90%÷12
65 – 69	1.62%÷12	1.05%÷12
70 – 74	1.02%÷12	0.66%÷12
75 – 80	0.75%÷12	0.51%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 52 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 120 .

26
1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.11%÷12	0.66%÷12
50 – 54	1.26%÷12	0.81%÷12
55 – 59	1.71%÷12	1.11%÷12
60 – 64	1.71%÷12	1.11%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	1.02%÷12	0.60%÷12
75 – 80	0.81%÷12	0.57%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 53 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 127 .

27
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 54 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 135 .

28
The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 54 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 142 .

29
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 55 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up " beginning on page 150 .

30
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 55 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 160 .

31
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 56 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 171 .

32
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 57 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 179 .

33
The current charge is 0.0875% (1.05% annually) of the GWB, subject to a maximum annual charge of 2.10% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) , again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The initial GWB is generally your initial premium payment, net of taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.   For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 57 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page .

34
The current charge is 0.125% (1.50% annually) of the GWB, subject to a maximum annual charge of 3.00% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), again subject to the maximum annual charge.
The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes , plus(for GMWBs issued on or after October 11, 2010) any Contract Enhancement.   For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 58 .  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 202 .

35
1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 5% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner's age when the endorsement is added to the Contract.
●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

		5% For Life GMWB
		Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
		Annual Charge	Maximum	Current	Maximum	Current
		Ages 60 – 64	1.32%÷12	0.90%÷12	1.30%	0.90%
		65 – 69	0.87%÷12	0.60%÷12	0.85%	0.60%
		70 – 74	0.60%÷12	0.51%÷12	0.60%	0.50%
		75 – 80	0.51%÷12	0.42%÷12	0.50%	0.40%
		Charge Basis	GWB		Investment Divisions
		Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 58 .  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 216 .

36
0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 4% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.

	●	The Owner's age when the endorsement is added to the Contract.
	●	The endorsement's availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
	●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
	●	The frequency of deduction – monthly or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

4% For Life GMWB
Endorsement's Availability	Before May 1, 2006		Before January 17, 2006*
Annual Charge	Maximum	Current	Maximum	Current
Ages 50 – 54	0.87%÷12	0.66%÷12	0.85%	0.65%
55 – 59	0.66%÷12	0.51%÷12	0.65%	0.50%
60 – 64	0.51%÷12	0.36%÷12	0.50%	0.35%
65 – 69	0.36%÷12	0.27%÷12	0.35%	0.25%
70 – 74	0.30%÷12	0.21%÷12	0.30%	0.20%
75 – 80	0.21%÷12	0.15%÷12	0.20%	0.15%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Monthly		Daily

* The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 60 .  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 223 .

37
 2.60% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up.  Charges are an annual percentage of the GWB and are payable each Contract Month .   The below tables have the maximum and current charges.   The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement .
We deduct the charge from your Contract Value.   Monthly charges are pro rata deducted over each applicable Investment Division.

LifeGuard Freedom Flex GMWB

Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%÷12	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%÷12	1.02%÷12
6% Bonus and Annual Step-Up	1.92%÷12	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
8% Bonus and Annual Step-Up	2.64%÷12	1.32%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 61 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 230 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

38
3.00% is the maximum annual charge for the Joint For Life GMWB With Bonus and Annual Step-Up Options, which charge is payable each Contract Month .   The below tables have the maximum and current charges.   Charges are an annual percentage of the GWB and are payable each Month Quarter.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancement .
We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.

LifeGuard Freedom Flex With Joint Option GMWB

Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%÷4	1.05%÷4
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷4	1.26%÷4
6% Bonus and Annual Step-Up	2.52%÷4	1.26%÷4
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	1.50%÷4
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Step-Up Charge” beginning on page 62 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 241 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/BlackRock Global Allocation	1.40% I	0.20%	0.19% I	0.02%	1.81% I	0.66% E	1.15% I,E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/BlackRock Commodity Securities	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Invesco International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/Invesco Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Ivy Asset Strategy	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, , JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund , JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.   Effective October, 11, 2010, the sub-adviser for the JNL/Credit Suisse Long/Short Fund is Goldman Sachs Asset Management, L.P., and as a result, the name of the fund has changed to JNL/Goldman Sachs U.S. Equity Flex Fund.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I
Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee:  0.35%; Other Expenses:  0.18%; Acquired Fund Fees and Expenses: 0.02%; Total Annual Portfolio Operating Expenses:  0.55%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the most expensive optional Death Benefit, the most expensive Contract Enhancement Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,848	$ 3,203	$ 4,194	$ 7,112

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year *	3 years	5 years	10 years
$ 1,848	$ 3,203	$ 4,194	$ 7,112

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 848	$ 2,453	$ 3,944	$ 7,112

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.  Optional benefits may have different requirements, as noted.
You may allocate your Contract Value to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us; or to
●	Investment Divisions of the Separate Account that invest in underlying funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact the Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995.  Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically.  When this program is available, Jackson of NY will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it.  Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option credit s interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period.   You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit.   Our procedures for determining the rates of interest we credit differ somewhat depending on when your Contract is issued, as discussed in 1 and 2 below.

1.
For Contracts issued on or after October 11, 2010.   These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts .   This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%.   Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.  Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).  If you allocate a premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

2.
For Contracts issued before October 11, 2010.   Under these Contracts, we credit a base interest rate that we declare at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  No base interest rate will be less than the Contract’s Fixed Account minimum interest rate that applies at the time we establish that base interest rate.  The Fixed Account minimum interest rate under these Contracts depends on the Issue Date of your Contract, as described below.

For Contracts issued before October 11, 2010 , the guaranteed minimum interest rates are as follows:  2% for Contracts issued from April 6, 2009  through October 10, 2010 , 3% for Contracts issued from January 1, 2006 through April 5, 2009 , and 2.25% for Contracts issued before January 1, 2006 . Subject to these minimum requirements, we may declare different base interest rates at different times.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center].

Interest Rate Adjustment.   An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.    In order to determine whether there will be an Interest Rate Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.    The Interest Rate Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Interest Rate Adjustment.  The ‘current new business interest rate’ is .25 % per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Interest Rate Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no Interest Rate Adjustment if these rates are the same. Any adjustment resulting from the Interest Rate Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option.  However, an Interest Rate Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate  is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Interest Rate Adjustment if the difference between the two is less than 0.25%.   This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .25 % that (as described above) is added when determining the current new business rate.

Also, there is no Interest Rate Adjustment on: amounts taken from the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less then the Fixed Account minimal value.   The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law.   The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any premium payments (net of any associated premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal.  In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Interest Rate Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Interest Rate Adjustment on a partial withdrawal.  If you allocated your initial premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Interest Rate Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Interest Rate Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Interest Rate Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Interest Rate Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value .

End of Fixed Account Option Periods.  Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.   If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.  If any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period.  Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

Additional Information Concerning the One-Year Fixed Account Option.   If you allocate premiums to the one-year Fixed Account option, we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus .

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate) , as the applicable rate will be applied to a declining balance in the one-year Fixed Account.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we  describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, for Contracts issued on or after October 11, 2010 , you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Accordingly, before allocating any premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options.  From time to time, we will offer special interest rates on the DCA+ Fixed Account Option.  The DCA+ Fixed Account Option is only available for new premiums.  DCA+ is not available to Contracts issued before July 14, 2008.   We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.
The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Investment Management, LLC, investment adviser to the Master Fund )

Seeks high total return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities. Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc. ))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks to achieve its objective by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-sub-adviser based on certain positive financial attributes.

JNL/ Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on or about the last business day before each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Investment Divisions and underlying funds may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different underlying fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described.  We expect to profit from certain charges associated under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations and include:

•	to make income payments for the life of the Annuitant during the income phase;
•	to waive the withdrawal charge in the event of the Owner's death; and
•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Fixed Account and Investment Divisions.  We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least four years without being withdrawn), plus
•	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over remaining premiums allocated to those accounts)
•
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distribution will reduce the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
•	withdrawals under a tax-qualified Contract that exceeds its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	total withdrawals.

The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4+

Base Schedule	7%	6%	5%	4%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);
•	death benefits;
•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

•	a one-time benefit on withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge.  If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information about the Fixed Account Options, please see “THE FIXED ACCOUNT” beginning on page 27 .)  The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%

Charge (on an annual basis)	0.395%	0.42%	0.56%

For an example of how these charges will reduce rates credited to a Fixed Account Option, assume that you purchase your Contract, elect the 4% Contract Enhancement, and the Contract's Fixed Account minimum interest rate is 2%.  Assume also that, on the Contract's Issue Date, you allocated money to the three-year Fixed Account Option and that the rate credited to the Contract Value allocated to the three-year Fixed Account Option before the deduction of the Contract Enhancement charge is 3.50%.  Thus, the rate credited on an annual basis to the Contract Value in the three-year Fixed Account Option after the deduction of the Contract Enhancement charge would be 2.94% (3.50% - 0.56%).

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.  If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract, including annuitization, in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;
•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);
•	withdrawals exceed the required minimum distributions of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge); and
•	there is a total withdrawal.

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals:

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	3%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected*)

                 Completed Years Since Receipt of Premium

	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Recapture Charge (2%Contract Enhancement)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3%Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4%Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0

* For Contracts purchased before May 1, 2010, premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those premium payments are not subject to a recapture charge.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn.  (Please see the examples in Appendix B).  The amount recaptured will be taken from the Investment Divisions and the Fixed Account in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that premium payment.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;
•	income payments paid during the income phase (beginning on a date that is more than 13 months from the Issue Date);
•	withdrawals taken under the free withdrawal provision;
•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

•	withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

During the applicable recapture charge period, you may neither allocate premiums nor transfer Contract Value to the Fixed Account (for the specified periods of three, five and seven years).

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

For Contracts with this GMIB purchased from March 7, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 254 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually).  We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 256 .  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 76 .  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Monthly	Monthly
0.75%	0.42% ÷ 12

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 79 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 76 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up on or after May 1, 2010, you pay the charge, currently 0. 05% of the GWB each Contract Month (0.60% annually), subject to a maximum annual charge of 1.20%.  If you selected the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up before May 1, 2010, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually), subject to a maximum annual charge of 0.81%.  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 80 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts or upon election of a Step-Up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 80 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, you will pay 0.055% of the GWB each Contract Month (0.66% annually).  The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 89 .)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 85 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 90 .  We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 93 .)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 90 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 94 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 97 .)  Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month.  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 94 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	0.87%÷12	0.42%÷12
50 – 54	0.87%÷12	0.42%÷12
55 – 59	1.20%÷12	0.66%÷12
60 – 64	1.32%÷12	0.75%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	0.87%÷12	0.51%÷12
75 – 80	0.60%÷12	0.36%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 103 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 98 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 104 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 111 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 104 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up “ beginning on page 104 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 112 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	0.87%÷12	0.42%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.47%÷12	0.87%÷12
60 – 64	1.47%÷12	0.87%÷12
65 – 69	1.20%÷12	0.66%÷12
70 – 74	0.75%÷12	0.36%÷12
75 – 80	0.57%÷12	0.30%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 118 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 112 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 112 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 120 .  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.02%÷12	0.57%÷12
55 – 59	1.35%÷12	0.81%÷12
60 – 64	1.47%÷12	0.90%÷12
65 – 69	1.62%÷12	1.05%÷12
70 – 74	1.02%÷12	0.66%÷12
75 – 80	0.75%÷12	0.51%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 126 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 120 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 120 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 127 .  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages45 – 49	1.11%÷12	0.66%÷12
50 – 54	1.26%÷12	0.81%÷12
55 – 59	1.71%÷12	1.11%÷12
60 – 64	1.71%÷12	1.11%÷12
65 – 69	1.47%÷12	0.90%÷12
70 – 74	1.02%÷12	0.60%÷12
75 – 80	0.81%÷12	0.57%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted),, the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 134 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 127 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 127 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 135 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted),, the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 141 .)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 135 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 135 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 142 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted),, the charge is prorated for the period since the last monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 149 .)

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 142 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 142 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 150 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 150 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 150 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom DB Charge” on page 63 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 160 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 160 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 171 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 177 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 171 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom 6 DB Charge” under “Contract Charges”, beginning on page 63 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 179 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 188 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 179 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.0875% of the GWB each Contract Month (1.05% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 190 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 2.10% annually.  We may also change the charge when there is a step-up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) , again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 190 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 190 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, you will pay 0.125% of the GWB each Contract Month (1.50% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 202 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the maximum annual charge of 3.00% annually.  We may also change the charge when there is a step-up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was issued prior to October 11,2010) , again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 202 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 202 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 216 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages60 – 64	1.32% ÷ 12	0.90% ÷ 12
65 – 69	0.87% ÷ 12	0.60% ÷ 12
70 – 74	0.60% ÷ 12	0.51% ÷ 12
75 – 80	0.51% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 222 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 216 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 216 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 223 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum	Current
Ages50 – 54	0.87% ÷ 12	0.66% ÷ 12
55 – 59	0.66% ÷ 12	0.51% ÷ 12
60 – 64	0.51% ÷ 12	0.36% ÷ 12
65 – 69	0.36% ÷ 12	0.27% ÷ 12
70 – 74	0.30% ÷ 12	0.21% ÷ 12
75 – 80	0.21% ÷ 12	0.15% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 228 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 223 .  Please check with your representative to learn about the current level of the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 223 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 230 .

Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%÷12	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%÷12	1.02%÷12
6% Bonus and Annual Step-Up	1.92%÷12	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
8% Bonus and Annual Step-Up	2.64%÷12	1.32%÷12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month .  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.   We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued ( subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “ LifeGuard Freedom Flex GMWB ” beginning on page 238 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 230 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “Optional Death Benefit - LifeGuard Freedom Flex DB Charge” under “Contract Charges”, beginning on page 64 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 241 .

Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%÷12	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
6% Bonus and Annual Step-Up	2.52%÷12	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷12	1.50%÷12

Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each Contract Month .  We deduct the charge from your Contract Value.  Monthly charges are pro rata deducted over each applicable Investment Division.   We deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability ), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 250 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 241 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Optional Death Benefit – Highest Anniversary Value Death Benefit Charge. There is no charge for the Contract's basic death benefit.  However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.  We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.40%.

Optional Death Benefit – LifeGuard Freedom DB Charge.  PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 260 .  For more information about the charges for LifeGuard Freedom GMWB, please see page 55 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 150 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  We stop deducting this charge on the date you annuitize.

Optional Death Benefit – LifeGuard Freedom 6 DB Charge. There is no additional charge for the Contract's basic death benefit.  However, if you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 262 .  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 56 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 171 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.  We stop deducting this charge on the date you annuitize. PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Death Benefit – LifeGuard Freedom Flex DB Charge.   If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.06 % of the GMWB Death Benefit each Contract Month ( 0.72 % annually ).   The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the current rate of 0.96 % annually.   For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 263 .  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 61 , and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 230 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division.   The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Fund.  These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 23 .

Premium Taxes. Your state charges premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson®), Jackson of NY's parent.

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,
•	SII Investments, Inc.,
•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
•	Investment Centers of America, Inc., and
•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson, its parent.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

•	$500 (Qualified and Non-Qualified)
•	$50 for an automatic payment plan
•	You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  There is a $100 minimum balance requirement for each Fixed Account and Investment Division.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMWBs and any GMIB.  The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.

Allocations of Premium.  You may allocate your premiums to one or more of the Fixed Account and Investment Divisions.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or Fixed Account is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules described above.

You may not allocate your Contract Values among more than 18 Investment Divisions and the Fixed Account at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements. You may elect one of our three optional Contract Enhancement endorsements.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement or 4% Contract Enhancement endorsement.  Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, a Contract Enhancement endorsement cannot be canceled.  In addition, you may not elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement.

If an optional Contract Enhancement endorsement is elected, then at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have selected and the Contract Year in which you make your payment.  Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the premium payment.  The Contract Enhancement percentage applied to a premium payment is generally a declining and lesser percentage for premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further on page 68 .

2% Contract Enhancement endorsement
	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have elected, but will not credit any Contract Enhancements to premium payments received after the first Contract Year.

There is a charge, for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect.  For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 45 .

We will impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge), or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 45 of this prospectus.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related premium. (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

●	earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options);
●	death benefits;
●	income payments paid during the income phase;
●	withdrawals taken under your Contract's free withdrawal provisions;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

●
withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Extended Care" on page 74 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See example 2 in Appendix B for an illustration.)  We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements.  This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account.  In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, you will incur charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years.  As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement.  Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement).  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.

For all contracts, charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).  Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;
•	withdrawals taken under the free withdrawal provision;
•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
•	withdrawals under our extended care benefit. For more information, please see “Waiver of Withdrawal and Recapture Charges for Extended Care” beginning on page 74 .

In electing a Contract Enhancement, you may neither allocate premiums nor transfer Contract Value to the Fixed Account (for the specified periods of three, five and seven years) during the applicable recapture charge period.

Capital Protection Program.  If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Accounts and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guaranteed period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;
•	subtracting any asset-based charges and taxes chargeable under the Contract; and
•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Interest Rate Adjustment.

Potential Limits and Conditions on Fixed Account Transfers.   There may be periods when we do not offer any Fixed Account.  We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law.

In addition, Contracts issued on or after October 11, 2010 also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions : 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year :
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•
Maximum transfers during  any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above : all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and  we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, if your Contract is issued on or after October 11, 2010, you should consider whether you are willing to be subject to those limitations before you allocate any premiums or transfers to the one-year Fixed Account Option.

Under Contracts issued on or after October 10, 2010, we also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;
•	requiring a minimum time period between each transfer;
•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics.  You can request certain transactions by telephone or at www.jackson.com, our Internet web-site, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How.  You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our web-site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction.  You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures.  Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal;
•	by electing the Systematic Withdrawal Program;
•	by electing a Guaranteed Minimum Withdrawal Benefit; or
•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charges, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Interest Rate Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 43 .

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment Division or Fixed Account from which you are making the withdrawal.  If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value.  With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Investment Division or Fixed Account from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 267 .

Waiver of Withdrawal and Recapture Charges for Extended Care.  We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Investment Divisions and Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.  You may exercise this benefit once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up and Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option and For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “ LifeGuard Freedom Flex GMWB With Joint Option ” beginning on page 241 , and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on 190 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 252 .

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 268 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may limit availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal; or
•	7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.    For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB feature to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of a 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion.  You may convert this 7% GMWB (if issued prior to September 6, 2005) to the 5% GMWB With Annual Step-Up (AutoGuard 5); or (if issued prior to June 4, 2007) the 6% GMWB With Annual Step-Up (AutoGuard 6) .   Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before June 4 , 2007.  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 7% GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB.  Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.  You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary (for Contracts issued before May 1, 2010) –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on any Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal,	The GWB is recalculated, equaling the greater of:
plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after May 1, 2010 –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
	●	The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2009 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2009, then at the time the withdrawal in the first half of calendar year 2009 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2009 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2009, he may still take the 2009 RMD before the next Contract Year begins, June 30, 2009 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2009 RMD) after June 30, 2009, he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit D.)

Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”).  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal; or
•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion.  You may convert this 5% GMWB With Annual Step-Up (if issued prior to June 4, 2007) to the 6% GMWB With Annual Step-Up (AutoGuard 6).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up.  Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”).  The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB Without Step-Up cannot be canceled.  If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or
•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal; or
•	the GWB after the partial withdrawal; or
•	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up.  The 5% GMWB Without Step-Up also terminates:  with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

Conversion.  You may convert this 5% GMWB Without Step-Up to the 5% GMWB With Annual Step-Up (AutoGuard 5); or the 6% GMWB With Annual Step-Up (AutoGuard 6) . .  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix D.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up.  Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.
There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.
For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)
This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greatest of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.
Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 120 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

	○	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a non-qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 127 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

	○	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise, the above rules for Step-Up apply.
	○	Bonuses will continue to apply according to the rules below for Bonuses.
	○	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added if a surviving spouse continues the Contract.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an interest rate adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.
For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an interest rate adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 142 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
	○	If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) is 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.
See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”).  The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.
Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 160 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .
If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 76th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 179 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old if this GMWB is issued prior to October 11, 2010) (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.     We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  An Owner should seek the advice of tax counsel before considering an ownership change.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB for Contracts issued prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB.  Th is result ed in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1a in Appendix D.)   Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue.  Potential recapture charges are not reflected in the GWB calculation.  Recapture charges are imposed on withdrawals under this GMWB as explained under “More on Withdrawals” on page 183.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, plus the Earnings-	●	Zero.
Sensitive Adjustments during that Contract Year, if any –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.
When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 71 st birthday (70 th birthday if this GMWB is issued prior to October 11, 2010) ,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If this GMWB was issued prior to October 11,2010, the Contract Enhancements are not included in the computation of the
GWB adjustment.

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued prior to October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary , (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix D.  The examples in Appendix D are generally relevant to all GMWBs.  Example 12 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”    In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  An Owner should seek the advide of tax counsel before considering an ownership change.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon s pousal c ontinuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under q ualified c ustodial a ccount c ontracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old if this GMWB is issued prior to October 11, 2010) (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB , for Contracts issued prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB.  Th is result ed in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix D.) Under this calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue.  Potential recapture charges are not reflected in the GWB calculation.  Recapture charges are imposed on withdrawals from this GMWB as explained under “More on Withdrawals” on page 196.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 69	4. 5%
70 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 12 in Appendix D demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus the	●	Zero.
Earnings-Sensitive Adjustments during that	The GAWA:
Contract Year, if any –	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 12c in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

Adjustments during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 12 in Appendix D.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),   you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 82 nd birthday (76 th birthday if this GMWB is issued prior to October 11, 2010) , Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are included in the computation of the GWB adjustment.

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; For GMWBs issued prior to October 11, 2010, the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit D.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 2nd Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 203   regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract	The GWB is recalculated, equaling the greater of:
Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.
Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement .

●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).
Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

•	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
•	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
•	Continue the Contract without this GMWB (GMWB is terminated).
•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.
Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

•	How the bonus is calculated;
•	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
•	For how long the bonus is available; and
•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).
Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment.  For more information, please see “THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes For more information about tax qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	4% of the premium net of any applicable premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and, “LifeGuard Freedom Flex with Joint Option GMWB”.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).  In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to the Issue Date of the Contract, a selection among combinations of the following optional features (Options):
•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value Step-Ups (quarterly Step-Ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

                                                Step-Up
                                  Annual or Highest Quarterly                      Freedom Flex
Bonus             Contract Value                               Death Benefit (DB)

                  5%                                   Annual
5%                                  Quarterly
6%                                  Annual                                              Yes**
6%                                  Quarterly
                7%                                  Annual
7%                                  Quarterly
8%                                  Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

                             Step-Up
                     Annual or Highest Quarterly
Bonus                    Contract Value

                5%                                  Annual
5%                                  Quarterly
6%                                  Annual
6%                                  Quarterly

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above , and footnotes below   the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB ( for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 263 .) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment ( 71, or 82 with Joint Option) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

  The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

• The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
        The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
        For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
        If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

         In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

•   If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.
        In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.   At least 30 calendar days' prior notice and proof of age is required to add this GMWB to a Contract on a Contract Anniversary.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancements.

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value,
the Contract on any Contract Anniversary , as subject to availability –
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal. Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.   Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to the bonus option percentage you have selected (5%, 6%, 7% or 8%) and your age group.  Age group is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group and bonus option percentage is:

5% and 6% Bonus Options		7% and 8% Bonus Options
Ages	GAWA Percentage	Ages	GAWA Percentage
35 – 64	4%	35 – 64	4%
65 – 74	5%	65 – 69	4.5%
75 – 80	6%	70 – 74	5%
81+	7%	75 – 80	6%
		81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or
•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “ THE FIXED ACCOUNT” beginning on page 27 .   Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 71st birthday, Or
•	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of  i) the premium payment net of any applicable premium taxes, and ii) any Contract Enhancement , subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement , subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement .
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement ; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “).  The Step-Up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix E)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement , adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less than or equal to	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement .  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value , as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. ( subject to a $5 million maximum ).

If the Contract Value , as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options as shown below *   and above in the Fee Table .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.
                                                 *
LifeGuard Freedom Flex GMWB
Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%÷12	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%÷12	1.02%÷12
6% Bonus and Annual Step-Up	1.92%÷12	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
8% Bonus and Annual Step-Up	2.64%÷12	1.32%÷12
Charge Basis	GWB
Charge Frequency	Monthly

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you, which Contract Value is used to calculate the Step-Up, and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “ LifeGuard Freedom Flex DB ” under “Optional Death Benefits”, beginning on page 263 for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease,   no subsequent premium payments will be accepted, all optional endorsements terminate without value, and no death benefit is payable, including the LifeGuard Freedom Flex DB.

Spousal Continuation .   In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future Step-Ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract .

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.   This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes , plus any Contract Enhancement .
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option   GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”    In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.   See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)   If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives   must be within the eligible age range). This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary, subject to availability.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).   Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.   The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancements.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value
the Contract on any Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal. Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 69	4.5%
70 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or	●	The GWB before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).   In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or
•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment.  For more information, please see “ THE FIXED ACCOUNT” beginning on page 27 .  Withdrawals may be subject to a recapture charge on any Contract Enhancements.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 267 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  We monitor for whether your requested RMD exceeds the standardized calculation for your Contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the standardized RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2010 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2010 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2010, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD), because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 82 nd birthday, Or
•	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
•
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement , subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

•
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements,.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes plus any Contract Enhancements,; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be changed.  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5 and 6 % Bonus Options. (a “Step-Up”). Under the other method the GWB  will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “).   (See Examples 6 and 7 in Exhibit E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly  Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancements, if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value  is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum .

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options, as shown below *   and above in the Fee Table. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.
                  *

LifeGuard Freedom Flex With Joint Option GMWB
LifeGuard Freedom Flex With Joint Option GMWB
Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%÷12	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
6% Bonus and Annual Step-Up	2.52%÷12	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷12	1.50%÷12
Charge Basis	GWB
Charge Frequency	Monthly

The GWB can never be more than $5 million with a Step-Up.   However,   the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase .  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 241 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero,  all rights under the Contract cease, no subsequent premium payments will be accepted, all optional endorsements terminate without value, and no death benefit is payable .

Spousal Continuation .   In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○
Step-Ups will continue as permitted in accordance with the Step-Up rules above.
New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 266 .

Termination.   This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization .

Joint Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 75 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5 or 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  (The increase, however, may not equal the amount that your Contract Value has declined.)  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5 or 6 % of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancements..
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5 or 6% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 6 in Appendix D and Appendix E illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day on which those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  The Income Date must be at least 13 months after the Contract's Issue Date.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income.  This income option provides monthly payments for your life.  If you die after the Income Date, but prior to the first payment, the amount applied to this income option will be paid to the Owner or the Beneficiaries.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  If both of you die after the Income Date, but prior to the first payment, the amount applied to this income option will be paid to the Owner or the Beneficiaries.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.
Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase.  This benefit is only available if

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying this “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement.  The only type of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 – Life Income,

Option 2 – Joint and Survivor,

Option 3 – Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 – Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a)	is the Roll-Up Component which is equal to:

●	all premiums you have paid (net of any applicable premium taxes); plus
●	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520.  This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus
●	any taxes deducted after that Contract Anniversary.

All adjustments are made on the date of the applicable listed events and their transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

●	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix F .

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.
This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the Step-Up Value on the most recent Step-Up Date; plus
●	any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus
●	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	500% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead, you may choose an optional death benefit for an additional charge.  LifeGuard Freedom Flex DB optional death benefit,   currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) T he optional Highest Anniversary Value Death Benefit is only available upon application.  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion (if conversion is permitted) or upon spousal continuation in the case of the LifeGuard Freedom Flex DB .

The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or
●
the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

is the optional Death Benefits are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.   The Highest Anniversary Value Death Benefit is available if you are 79 years of age or younger on the Contract's Issue Date.   The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract.   T he older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.  Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of this optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits:

Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted).  In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 150 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 or 240 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.
In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 171 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB , if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or
(b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancements on the premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code ( for certain tax-qualified Contracts) , the GMWB Death Benefit will be unchanged.   If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7 th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon Step-Up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.   The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page 230 .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●
Life Income .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the greater of the GMWB Death Benefit calculation or the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 239 , and  “Income Options” beginning on  page 253 .”

Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 266 .

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the “Guaranteed Minimum Income Benefits” beginning on page 254 .  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections of this prospectus.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.  With Option 1 or 2 of the income options, if the Annuitant's death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts.  For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts.  The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income-tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract;
●	the Contract Owner had no liability for the fees; and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits.  None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 96 Investment Divisions and at least one Fixed Account, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions (each, a "Designated Option") from any of the Investment Divisions   or the one-year Fixed Account (each a “Source Option”) .   For Contracts issued on or after October 11, 2010 , if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

In the case of transfers from the Investment Divisions or the one-year Fixed Account with a stable unit value, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain minimums and restrictions may apply, including that you may not select Dollar Cost Averaging at the same time as Rebalancing.  We may offer an enhanced rate of interest, which would be credited daily, on premiums you allocate to the Fixed Account for a specified period, and we may require equal monthly transfers to the Investment Divisions during the time.

Special Dollar Cost Averaging (DCA+).  DCA+ is only available to Contracts issued on or after July 14, 2008.  The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options.  The DCA+ Fixed Account Option is credited with a special interest rate.  If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

For Contracts issued on or after October 11, 2010 , transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  Also, for Contracts issued on or after October 11, 2010 , if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  We may discontinue the availability of DCA+ at any time and without notice.  You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the money market Investment Division or the one-year Fixed Account, if available, on a monthly basis, and there is no minimum transfer amount.  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages.   If your Contract was issued on or after October 11, 2010, rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.   Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  You may not select Rebalancing at the same time as Dollar Cost Averaging.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look.  You may return your Contract to the selling agent or us within twenty days after receiving it.  We will return

●	the Contract Value in the Investment Divisions, plus
●	the full amount of premium you allocated to the Fixed Account (minus any withdrawals).

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  We will return premium payments where required by law.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information and History	2
Services	2
Purchase of Securities Being Offered	7
Underwriters	7
Calculation of Performance	7
Additional Tax Information	9
Annuity Provisions	19
Net Investment Factor	20
Condensed Financial Information	20

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of remaining premium (and, therefore, there is no free withdrawal).  This example assumes that the Contract is issued on October 1, 2010, and that the Contract Value grows to $128,837.76 by September 30, 2014.  The Contract Owner requests that he or she be sent $100,000 on September 30, 2014.  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2010	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00%	: Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2014
$128,837.76	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76	: Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24	: Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94
: Corresponding Premium.   The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges.  It is the actual amount of premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94.  In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00	: Net Withdrawal Amount
$4,666.38	: Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32	: Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70
: Total Withdrawal Amount (Net Withdrawal requested $100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of premium that is the total amount deducted from the Contract Value

$22,227.06	: Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of remaining premium.  This example assumes that the Contract is issued on October 1, 2010, the Contract Owner makes an additional premium payment of $100,000 on November 1, 2012, and that the Contract Value grows to $207,000 by December 15, 2012.  The Contract Owner requests that he or she be sent $150,000 on December 15, 2012.  The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.  For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest remaining premium, which will have the lowest withdrawal charges and recapture charges of any premium remaining in the Contract.

Example 2
10/1/2010	: Contract Issue Date
$100,000.00	: Premium 1
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00%	: Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2012
$100,000.00	: Premium 2 received in Contract Year 2-3
3.00%	: Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50%	: Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (WC%2)
2.50%	: Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00%	: Hypothetical Net Return

12/15/2012
$207,000.00	: Contract Value
$150,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00	: Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00	: Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00	: Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00	: Total Corresponding Premium 1,which is the oldest remaining premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00
: The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1 ($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00
: Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02
: Total Corresponding Premium 2.  The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges.  In this example, the corresponding premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02.  In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00	: Net Withdrawal Amount
$7,000.00	: Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00	: Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47	: Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55	: Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02
: Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$42,617.98	: Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.
Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX D
GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.   See Appendix E for examples regarding LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪	Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Examples 12a and 12b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your-new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 12.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 12c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).-Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values. (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See Example 12 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance adjustment.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example expands on the basic examples at pages 194 and 208 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 12a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex”, “LifeGuard Freedom Flex with Joint Option GMWB”)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial premium payment net of any applicable premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.     The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at pages 73 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional premium payment ($100,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional premium payment ($5,000) plus 5% of your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional premium payment ($4,950,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the premium payment, net of any applicable premium taxes,  plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500),  it would take approximately an additional   12  years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
The Excess Withdrawal is defined to be the lesser of t he total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic Step-Up.

▪
Example 6a: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the Step-Up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).

♦
Your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

▪
Example 6b: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial premium, net of any applicable premium taxes, plus any Contract Enhancement is $100,000.  Your BDB would not be less than $100,000, entailing that this would not cause a re-determination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).  In addition, if your BDB is $100,000 prior to the Step-Up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($90,000).

♦
If your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($90,000).

-	Your Bonus Period will not re-start since your Bonus Base has not been increased due to the Step-Up.

▪	Notes:
♦
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon Step-Up.  If the charge does increase, a separate calculation is advisable to establish if the Step-Up is beneficial.

♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	Your GAWA is recalculated upon Step-Up (as described above) only if the Step-Up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since Step-Ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since Step-Ups do not impact the GMWB death benefit.
♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the Step-Up, upon Step-Up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the Step-Up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the Step-Up, at the time of Step-Up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the Step-Up, then at the time of Step-Up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the Step-Up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon Step-Up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of Step-Up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of Step-Up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a Step-Up, the order of the two transactions may impact your GAWA.
-
If the Step-Up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied. If the Step-Up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon Step-Up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
Your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon Step-Up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:
♦	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the GWB Adjustment.

APPENDIX F

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date.  If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
-	The Step-Up Date is equal to the Issue Date.
-	The Step-Up Value is equal to $100,000, which is your initial premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
-	Neither Component is permitted to exceed $500,000, which is 500% of your initial premium payment. (These examples will refer to this limit as the “benefit cap”.)
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
-	Your benefit cap is equal to $750,000, which is the benefit cap prior to the premium payment plus 500% of the premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.
-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.
-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $510,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $500,000, which is the lesser of the Step-Up Value and the benefit cap.
-	Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The Step-Up Value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX G

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation
Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$18.94	$20.28	$19.30	N/A	N/A
End of period	$21.30	$18.94	$20.28	N/A	N/A
Accumulation units outstanding
at the end of period	24,870	24,870	24,870	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$11.45	$20.36	$18.79	N/A	N/A
End of period	$14.58	$11.45	$20.36	N/A	N/A
Accumulation units outstanding
at the end of period	11,978	11,978	11,978	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.87	$13.91	$13.83	N/A	N/A
End of period	$9.63	$7.87	$13.91	N/A	N/A
Accumulation units outstanding
at the end of period	17,656	23,076	17,656	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.96	$11.74	N/A	N/A	N/A
End of period	$11.14	$9.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	17,242	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.22%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$7.75	$12.83	$11.45	$10.96	$10.42
End of period	$9.32	$7.75	$12.83	$11.45	$10.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.25	$14.13	$13.11	$11.82	$10.90
End of period	$10.77	$8.25	$14.13	$13.11	$11.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.92	$16.78	$17.80	$16.04	$14.88
End of period	$13.41	$9.92	$16.78	$17.80	$16.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$7.95	$13.36	$14.81	$13.10	$12.38
End of period	$7.47	$7.95	$13.36	$14.81	$13.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.19	$8.62	$8.58	$7.58	$7.63
End of period	$4.82	$5.19	$8.62	$8.58	$7.58
Accumulation units outstanding
at the end of period	-	1,251	1,251	1,251	1,251

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$6.88	$11.39	$11.22	$10.07	$9.54
End of period	$8.39	$6.88	$11.39	$11.22	$10.07
Accumulation units outstanding
at the end of period	8,464	7,522	7,522	7,522	7,522

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$17.33	$22.57	$21.69	$19.71	$19.09
End of period	$20.08	$17.33	$22.57	$21.69	$19.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.05	$20.21	$19.36	$16.53	$15.62
End of period	$15.66	$13.05	$20.21	$19.36	$16.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.16	$14.16	$14.51	$12.48	$12.31
End of period	$10.84	$8.16	$14.16	$14.51	$12.48
Accumulation units outstanding
at the end of period	768	768	768	768	768

Questions: If you have any questions about your Contract, you may contact us at:
Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30313, Lansing, Michigan 48909-7813
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

STATEMENT OF ADDITIONAL INFORMATION

October 11, 2010

INDIVIDUAL AND GROUP DEFERRED FIXED AND
VARIABLE ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 11, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651.  Not all Investment Divisions described in this SAI may be available for investment.

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

Trademarks, Service Marks, And Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $6,557,509 in $2007 $6,196,210 in 2008, and $12,964,217 in 2009.  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period.  The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 96 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.   In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.   In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$18.94	$20.28	$19.30	N/A	N/A
End of period	$21.30	$18.94	$20.28	N/A	N/A
Accumulation units outstanding
at the end of period	24,870	24,870	24,870	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$11.45	$20.36	$18.79	N/A	N/A
End of period	$14.58	$11.45	$20.36	N/A	N/A
Accumulation units outstanding
at the end of period	11,978	11,978	11,978	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.87	$13.91	$13.83	N/A	N/A
End of period	$9.63	$7.87	$13.91	N/A	N/A
Accumulation units outstanding
at the end of period	17,656	23,076	17,656	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.96	$11.74	N/A	N/A	N/A
End of period	$11.14	$9.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	17,242	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2136

Accumulation unit value:
Beginning of period	$12.19	N/A	N/A	N/A	N/A
End of period	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	176,794	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2146

Accumulation unit value:
Beginning of period	$12.94	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146,838	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2122

Accumulation unit value:
Beginning of period	$13.10	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	339,779	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2129

Accumulation unit value:
Beginning of period	$13.35	N/A	N/A	N/A	N/A
End of period	$13.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	71,149	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.21	$12.98	$15.53	$11.57	$10.51
End of period	$10.70	$8.21	$12.98	$15.53	$11.57
Accumulation units outstanding
at the end of period	103,903	70,807	35,510	16,689	331

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.84	$18.66	$17.28	$14.33	$13.34
End of period	$14.60	$10.84	$18.66	$17.28	$14.33
Accumulation units outstanding
at the end of period	128,158	48,284	33,766	17,327	347

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.67	$14.14	$12.42	$11.71	$11.12
End of period	$10.60	$8.67	$14.14	$12.42	$11.71
Accumulation units outstanding
at the end of period	95,505	35,587	19,083	10,817	975

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$9.24	$15.58	$14.22	$12.63	$12.02
End of period	$12.25	$9.24	$15.58	$14.22	$12.63
Accumulation units outstanding
at the end of period	52,000	16,796	9,947	2,912	863

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.91	$12.63	$11.89	$10.91	$9.97
End of period	$10.73	$8.91	$12.63	$11.89	$10.91
Accumulation units outstanding
at the end of period	161,688	81,626	22,309	8,353	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.99	$30.04	$25.31	$22.71	$5.63
End of period	$23.11	$16.99	$30.04	$25.31	$22.71
Accumulation units outstanding
at the end of period	73,913	39,059	14,378	1,620	-

JNL/Capital Guardian International
Small Cap Division1465
Accumulation unit value:
Beginning of period	$4.47	$9.86	$9.62	N/A	N/A
End of period	$6.71	$4.47	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	168,222	29,237	2,338	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$16.95	$29.15	$27.01	$26.25	$23.45
End of period	$22.48	$16.95	$29.15	$27.01	$26.25
Accumulation units outstanding
at the end of period	100,988	39,071	24,532	14,280	7,373

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$10.80	N/A	N/A
End of period	$9.68	$6.56	$13.68	N/A	N/A
Accumulation units outstanding
at the end of period	215,255	111,913	43,147	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.55	$10.68	$10.13	N/A	N/A
End of period	$8.04	$6.55	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	69,547	33,820	6,841	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$11.22	$18.72	$18.92	$17.12	$16.80
End of period	$14.78	$11.22	$18.72	$18.92	$17.12
Accumulation units outstanding
at the end of period	33,111	3,220	2,379	1,248	903

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.28	$25.18	$22.84	$19.33	$18.40
End of period	$20.37	$15.28	$25.18	$22.84	$19.33
Accumulation units outstanding
at the end of period	96,390	35,264	26,835	4,610	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.24	$9.93	$10.11	N/A	N/A
End of period	$7.99	$6.24	$9.93	N/A	N/A
Accumulation units outstanding
at the end of period	804,031	532,228	399,628	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.91	$9.52	N/A	N/A
End of period	$7.45	$5.79	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	118,173	33,961	16,329	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1079
Accumulation unit value:
Beginning of period	$7.52	$10.88	$10.86	$9.94	N/A
End of period	$9.83	$7.52	$10.88	$10.86	N/A
Accumulation units outstanding
at the end of period	368,023	198,594	60,885	16,073	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.02	$9.86	$9.99	N/A	N/A
End of period	$7.51	$6.02	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	172,197	50,453	23,383	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.67	$11.66	$12.63	$10.91	$10.27
End of period	$10.08	$7.67	$11.66	$12.63	$10.91
Accumulation units outstanding
at the end of period	112,095	38,685	18,482	5,372	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$18.56	$19.90	$18.90	$18.36	$18.29
End of period	$20.84	$18.56	$19.90	$18.90	$18.36
Accumulation units outstanding
at the end of period	90,486	43,592	21,484	14,091	2,929

JNL/Goldman Sachs Emerging Markets
Debt Division1920
Accumulation unit value:
Beginning of period	$9.64	$9.29	N/A	N/A	N/A
End of period	$11.66	$9.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	84,630	3,665	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.15	$12.97	$12.83	$10.26	$10.32
End of period	$10.64	$8.15	$12.97	$12.83	$10.26
Accumulation units outstanding
at the end of period	64,601	31,223	26,188	6,381	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division2133

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	175,282	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.37	$17.16	$15.58	$12.00	$10.13
End of period	$11.99	$9.37	$17.16	$15.58	$12.00
Accumulation units outstanding
at the end of period	182,918	86,130	57,700	20,650	2,393

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.70	$25.07	$23.61	$22.08	$20.17
End of period	$19.26	$13.70	$25.07	$23.61	$12.09
Accumulation units outstanding
at the end of period	23,554	11,392	8,029	2,506	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$17.06	$16.28	$15.56	$15.32	$15.27
End of period	$17.40	$17.06	$16.28	$15.56	$15.32
Accumulation units outstanding
at the end of period	85,296	39,980	24,456	5,116	169

JNL/Lazard Emerging Markets Division1069

Accumulation unit value:
Beginning of period	$6.92	$14.09	$10.87	$9.76	N/A
End of period	$11.70	$6.92	$14.09	$10.87	N/A
Accumulation units outstanding
at the end of period	280,591	81,410	38,921	11,026	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.76	$19.58	$20.44	$18.14	$17.12
End of period	$16.15	$11.76	$19.58	$20.44	$18.14
Accumulation units outstanding
at the end of period	61,006	40,969	33,116	16,332	10,438

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.42	$15.60	$17.01	$14.81	$14.62
End of period	$8.89	$9.42	$15.60	$17.01	$14.81
Accumulation units outstanding
at the end of period	-	20,263	24,176	11,115	545

JNL/M&G Global Basics Division1914

Accumulation unit value:
Beginning of period	$8.39	$8.11	N/A	N/A	N/A
End of period	$12.13	$8.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,517	1,883	N/A	N/A	N/A

JNL/M&G Global Leaders Division1914

Accumulation unit value:
Beginning of period	$8.32	$8.02	N/A	N/A	N/A
End of period	$11.25	$8.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,149	1,787	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1347
Accumulation unit value:
Beginning of period	$6.15	$9.81	$10.30	N/A	N/A
End of period	$7.54	$6.15	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	482,831	105,860	11,722	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.60	$11.93	$12.49	$11.95	N/A
End of period	$11.44	$7.60	$11.93	$12.49	N/A
Accumulation units outstanding
at the end of period	49,249	44,037	48,791	18,553	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$12.03	$11.80	$11.27	$11.05	$11.03
End of period	$12.51	$12.03	$11.80	$11.27	$11.05
Accumulation units outstanding
at the end of period	179,651	138,581	119,420	71,209	3,852

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.65	$6.14	$5.99	$11.22	$4.43
End of period	$4.51	$3.65	$6.14	$5.99	$11.22
Accumulation units outstanding
at the end of period	50,616	25,642	26,675	7,779	-

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$7.06	$10.45	$11.54	$10.34	$11.12
End of period	$9.25	$7.06	$10.45	$11.54	$10.34
Accumulation units outstanding
at the end of period	26,066	14,536	7,543	3,810	-

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.20	$10.45	$11.08	N/A	N/A
End of period	$6.16	$5.20	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	205,840	141,894	142,331	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$6.04	$9.87	$9.67	$8.42	$8.36
End of period	$5.63	$6.04	$9.87	$9.67	$8.42
Accumulation units outstanding
at the end of period	-	7,677	6,310	1,258	904

JNL/MCM European 30 Division1907

Accumulation unit value:
Beginning of period	$8.59	$9.24	N/A	N/A	N/A
End of period	$11.92	$8.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,889	1,157	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.66	$11.65	$14.34	$12.28	$11.36
End of period	$6.60	$5.66	$11.65	$14.34	$12.28
Accumulation units outstanding
at the end of period	136,517	61,647	23,466	10,533	4,937

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,584	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.43	$12.48	$11.80	$11.28	$10.76
End of period	$11.22	$9.43	$12.48	$11.80	$11.28
Accumulation units outstanding
at the end of period	126,674	42,905	29,352	12,195	6,664

JNL/MCM Index 5 Division1327

Accumulation unit value:
Beginning of period	$6.82	$9.89	$10.32	N/A	N/A
End of period	$8.40	$6.82	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	795,627	124,101	2,734	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.33	$20.18	$18.59	$15.05	$13.87
End of period	$14.41	$11.33	$20.18	$18.59	$15.05
Accumulation units outstanding
at the end of period	231,231	156,957	158,536	91,313	16,149

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.82	$13.84	$13.87	$11.87	$11.30
End of period	$9.55	$7.82	$13.84	$13.87	$11.87
Accumulation units outstanding
at the end of period	2,468,217	2,200,130	1,892,904	763,606	72,324

JNL/MCM JNL Optimized 5 Division1089

Accumulation unit value:
Beginning of period	$6.35	$11.97	$10.72	$9.01	N/A
End of period	$8.60	$6.35	$11.97	$10.72	N/A
Accumulation units outstanding
at the end of period	616,165	448,913	314,369	68,269	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.32	$12.72	$12.33	N/A	N/A
End of period	$9.65	$7.32	$12.72	N/A	N/A
Accumulation units outstanding
at the end of period	47,313	23,143	14,210	N/A	N/A

JNL/MCM NYSE International 25
Division1330
Accumulation unit value:
Beginning of period	$6.14	$11.55	$10.43	N/A	N/A
End of period	$8.22	$6.14	$11.55	N/A	N/A
Accumulation units outstanding
at the end of period	50,875	48,647	28,243	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$22.37	$36.61	$27.51	$23.15	$21.06
End of period	$26.43	$22.37	$36.61	$27.51	$23.15
Accumulation units outstanding
at the end of period	71,650	37,797	29,940	9,352	356

JNL/MCM Pacific Rim 30 Division1907

Accumulation unit value:
Beginning of period	$9.56	$9.39	N/A	N/A	N/A
End of period	$11.68	$9.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,254	302	N/A	N/A	N/A

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.13	$10.78	$10.97	N/A	N/A
End of period	$8.34	$7.13	$10.78	N/A	N/A
Accumulation units outstanding
at the end of period	8,235	5,236	2,702	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.85	$16.04	$15.18	$14.07	$13.11
End of period	$13.37	$9.85	$16.04	$15.18	$14.07
Accumulation units outstanding
at the end of period	187,025	113,773	157,301	80,674	8,888

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.67	$12.51	$12.13	$10.71	$10.55
End of period	$9.51	$7.67	$12.51	$12.13	$10.71
Accumulation units outstanding
at the end of period	531,069	189,869	170,410	100,604	8,256

JNL/MCM S&P SMid 60 Division1347

Accumulation unit value:
Beginning of period	$6.06	$8.83	$10.07	N/A	N/A
End of period	$9.63	$6.06	$8.83	N/A	N/A
Accumulation units outstanding
at the end of period	48,971	21,397	14,579	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.92	$18.51	$20.69	N/A	N/A
End of period	$11.26	$10.92	$18.51	N/A	N/A
Accumulation units outstanding
at the end of period	28,521	15,485	16,182	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.56	$14.93	$15.50	$13.42	$12.91
End of period	$11.97	$9.56	$14.93	$15.50	$13.42
Accumulation units outstanding
at the end of period	200,077	118,346	154,232	77,958	6,886
JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.85	$6.92	$6.14	$5.71	$5.42
End of period	$6.20	$3.85	$6.92	$6.14	$5.71
Accumulation units outstanding
at the end of period	275,359	61,791	49,317	27,455	767

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.19	$17.78	$17.87	N/A	N/A
End of period	$10.37	$9.19	$17.78	N/A	N/A
Accumulation units outstanding
at the end of period	246,350	230,108	202,501	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.09	$14.37	$13.19	$11.96	$11.39
End of period	$9.86	$8.09	$14.37	$13.19	$11.96
Accumulation units outstanding
at the end of period	292,627	295,834	277,325	232,027	27,866

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.80	$15.12	$14.46	$12.57	$11.18
End of period	$12.06	$8.80	$15.12	$14.46	$12.57
Accumulation units outstanding
at the end of period	125,659	73,676	58,262	29,542	2,093

JNL/PAM Asia ex-Japan Division1778

Accumulation unit value:
Beginning of period	$4.81	$8.95	N/A	N/A	N/A
End of period	$8.02	$4.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	139,439	31,553	N/A	N/A	N/A

JNL/PAM China-India Division1778

Accumulation unit value:
Beginning of period	$4.16	$7.85	N/A	N/A	N/A
End of period	$7.45	$4.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	316,729	46,696	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.34	$10.92	$10.29	N/A	N/A
End of period	$11.92	$10.34	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	396,584	181,373	15,528	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.79	$14.97	$14.07	$13.82	$13.74
End of period	$16.79	$14.79	$14.97	$14.07	$13.82
Accumulation units outstanding
at the end of period	633,695	278,784	128,848	84,242	45,228

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.60	$21.52	$23.59	$21.82	$19.53
End of period	$15.67	$12.60	$21.52	$23.59	$21.09
Accumulation units outstanding
at the end of period	-	1,002	928	375	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.27	$13.60	$13.99	$12.87	$12.99
End of period	$13.33	$9.27	$13.60	$13.99	$12.87
Accumulation units outstanding
at the end of period	335,438	69,783	69,085	66,614	6,845

JNL/PPM America Mid Cap Value
Division1808
Accumulation unit value:
Beginning of period	$5.63	$10.59	N/A	N/A	N/A
End of period	$8.16	$5.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,680	320	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1808
Accumulation unit value:
Beginning of period	$6.24	$10.44	N/A	N/A	N/A
End of period	$8.22	$6.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,693	49	N/A	N/A	N/A

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$10.70	$20.61	$22.21	$19.97	$19.75
End of period	$15.22	$10.70	$20.61	$22.21	$19.97
Accumulation units outstanding
at the end of period	2,750	1,848	1,457	409	392

JNL/Red Rocks Listed Private Equity
Division1907
Accumulation unit value:
Beginning of period	$5.92	$8.52	N/A	N/A	N/A
End of period	$8.17	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	57,832	22,156	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division1465

Accumulation unit value:
Beginning of period	$6.67	$9.92	$10.04	N/A	N/A
End of period	$9.31	$6.67	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	572,143	294,836	3,909	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.88	$9.68	N/A	N/A	N/A
End of period	$9.77	$6.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,775	7,280	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.27	$10.48	$10.87	N/A	N/A
End of period	$7.73	$6.27	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	259,748	32,856	4,903	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.60	$10.53	$10.66	N/A	N/A
End of period	$8.88	$7.60	$10.53	N/A	N/A
Accumulation units outstanding
at the end of period	215,393	49,522	477	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.74	$10.50	$9.96	N/A	N/A
End of period	$8.14	$6.74	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	310,071	48,537	35,471	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.11	$8.98	N/A	N/A	N/A
End of period	$8.64	$7.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	53,493	16,681	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.25	$8.86	N/A	N/A	N/A
End of period	$9.66	$6.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,421	12,864	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.72	$16.24	$15.12	$13.31	$12.23
End of period	$12.53	$9.72	$16.24	$15.12	$13.31
Accumulation units outstanding
at the end of period	256,195	67,717	42,107	33,550	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.90	$11.67	$11.16	$10.52	$10.35
End of period	$11.05	$9.90	$11.67	$11.16	$10.52
Accumulation units outstanding
at the end of period	534,349	259,555	76,339	47,415	24,736

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$10.24	$16.11	$15.06	$13.42	$12.72
End of period	$12.90	$10.24	$16.11	$15.06	$13.42
Accumulation units outstanding
at the end of period	1,549,866	458,583	281,910	154,955	7,998

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.66	$12.48	$11.77	$10.84	$10.54
End of period	$11.28	$9.66	$12.48	$11.77	$10.84
Accumulation units outstanding
at the end of period	1,117,826	294,973	198,776	62,687	5,687

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.91	$15.30	$14.32	$12.97	$12.46
End of period	$13.25	$10.91	$15.30	$14.32	$12.97
Accumulation units outstanding
at the end of period	1,227,483	405,741	243,036	95,217	27,197

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division1199

Accumulation unit value:
Beginning of period	$8.00	$11.63	$10.83	$10.68	N/A
End of period	$9.41	$8.00	$11.63	$10.83	N/A
Accumulation units outstanding
at the end of period	-	5,007	788	-	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.74	$11.80	$11.54	N/A	N/A
End of period	$9.22	$7.74	$11.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	15,429	7,096	N/A	N/A

JNL/S&P Retirement 2025 Division1199

Accumulation unit value:
Beginning of period	$7.56	$11.94	$11.03	$10.85	N/A
End of period	$9.10	$7.56	$11.94	$11.03	N/A
Accumulation units outstanding
at the end of period	-	35,199	789	-	N/A

JNL/S&P Retirement Income Division1168

Accumulation unit value:
Beginning of period	$8.95	$11.12	$10.57	$10.32	N/A
End of period	$10.05	$8.95	$11.12	$10.57	N/A
Accumulation units outstanding
at the end of period	-	48,325	92,653	7,696	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.37	$9.86	N/A	N/A	N/A
End of period	$8.95	$6.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,864	10,147	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$21.46	$27.52	$26.03	$23.28	$22.88
End of period	$25.27	$21.46	$27.52	$26.03	$23.28
Accumulation units outstanding
at the end of period	113,975	40,425	19,276	3,360	426

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.85	$12.78	$12.41	$12.07	$11.95
End of period	$12.66	$12.85	$12.78	$12.41	$12.07
Accumulation units outstanding
at the end of period	114,744	121,008	53,561	20,406	42,243

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.39	$21.95	$20.69	$17.40	$16.95
End of period	$17.55	$14.39	$21.95	$20.69	$17.40
Accumulation units outstanding
at the end of period	90,140	37,417	38,570	8,670	1,295

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.89	$31.82	$29.38	$26.27	$24.85
End of period	$25.25	$17.89	$31.82	$29.38	$26.27
Accumulation units outstanding
at the end of period	139,098	54,019	23,848	11,056	1,942

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$25.93	$44.42	$38.53	$36.68	$32.56
End of period	$37.46	$25.93	$44.42	$38.53	$36.68
Accumulation units outstanding
at the end of period	99,681	48,374	30,463	15,398	7,705

JNL/T.Rowe Price Short-Term Bond
Division1090
Accumulation unit value:
Beginning of period	$9.72	$10.51	$10.20	$10.00	N/A
End of period	$10.29	$9.72	$10.51	$10.20	N/A
Accumulation units outstanding
at the end of period	103,611	50,133	21,909	11,883	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.35	$15.98	$16.11	$13.64	$13.28
End of period	$12.61	$9.35	$15.98	$16.11	$13.64
Accumulation units outstanding
at the end of period	124,917	75,454	58,882	36,542	22,329

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$18.31	$19.65	$18.75	N/A	N/A
End of period	$20.54	$18.31	$19.65	N/A	N/A
Accumulation units outstanding
at the end of period	6,766	8,506	8,862	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.79	$13.79	$13.75	N/A	N/A
End of period	$9.50	$7.79	$13.79	N/A	N/A
Accumulation units outstanding
at the end of period	63,924	50,832	49,624	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1224

Accumulation unit value:
Beginning of period	$14.63	$14.83	$14.00	N/A	N/A
End of period	$16.60	$14.63	$14.83	N/A	N/A
Accumulation units outstanding
at the end of period	8,371	11,224	11,877	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division1224

Accumulation unit value:
Beginning of period	$12.67	$12.62	$12.26	N/A	N/A
End of period	$12.47	$12.67	$12.62	N/A	N/A
Accumulation units outstanding
at the end of period	6,557	8,902	9,034	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2152

Accumulation unit value:
Beginning of period	$12.13	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,506	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2148

Accumulation unit value:
Beginning of period	$12.87	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,102	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2146

Accumulation unit value:
Beginning of period	$13.30	N/A	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	70,146	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2075

Accumulation unit value:
Beginning of period	$11.30	N/A	N/A	N/A	N/A
End of period	$13.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,547	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$10.83
End of period	$10.58	$8.13	$12.89	$15.46	$11.55
Accumulation units outstanding
at the end of period	57,128	37,927	21,363	12,002	-

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.48	$18.08	$16.78	$13.95	$13.19
End of period	$14.08	$10.48	$18.08	$16.78	$13.95
Accumulation units outstanding
at the end of period	47,952	28,282	22,346	8,048	196

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.52	$13.92	$12.26	$11.58	$10.88
End of period	$10.38	$8.52	$13.92	$12.26	$11.58
Accumulation units outstanding
at the end of period	43,310	24,529	7,656	5,448	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.07	$15.33	$14.03	$13.28	$11.37
End of period	$11.99	$9.07	$15.33	$14.03	$12.49
Accumulation units outstanding
at the end of period	20,346	12,274	7,351	1,178	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.72	$12.39	$11.70	$10.76	$10.17
End of period	$10.47	$8.72	$12.39	$11.70	$10.76
Accumulation units outstanding
at the end of period	57,546	34,868	18,121	8,271	7,881

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.43	$29.11	$24.59	$22.12	$21.45
End of period	$22.28	$16.43	$29.11	$24.59	$22.12
Accumulation units outstanding
at the end of period	40,866	40,164	26,616	8,713	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.46	$9.57	N/A	N/A	N/A
End of period	$6.67	$4.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101,112	24,745	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.38	$28.24	$26.23	$25.71	$24.38
End of period	$21.67	$16.38	$28.24	$26.23	$25.56
Accumulation units outstanding
at the end of period	104,065	56,755	32,929	16,447	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$10.00	N/A	N/A
End of period	$9.61	$6.53	$13.65	N/A	N/A
Accumulation units outstanding
at the end of period	119,837	85,824	19,981	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.51	$10.65	$10.11	N/A	N/A
End of period	$7.98	$6.51	$10.65	N/A	N/A
Accumulation units outstanding
at the end of period	38,246	25,728	5,194	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.88	$18.20	$18.44	$16.73	$16.27
End of period	$14.29	$10.88	$18.20	$18.44	$16.73
Accumulation units outstanding
at the end of period	11,383	1,198	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.82	$24.48	$22.26	$18.89	$18.02
End of period	$19.70	$14.82	$24.48	$22.26	$18.89
Accumulation units outstanding
at the end of period	54,698	26,733	12,387	4,543	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.09	N/A	N/A
End of period	$7.93	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	626,291	513,539	376,215	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.88	$9.76	N/A	N/A
End of period	$7.39	$5.76	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	19,472	8,111	2,259	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1074
Accumulation unit value:
Beginning of period	$7.47	$10.83	$10.84	$9.90	N/A
End of period	$9.74	$7.47	$10.83	$10.84	N/A
Accumulation units outstanding
at the end of period	110,142	51,773	47,018	11,196	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.00	$9.84	$9.89	N/A	N/A
End of period	$7.46	$6.00	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	101,392	21,799	7,744	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division835
Accumulation unit value:
Beginning of period	$7.60	$11.59	$12.58	$11.50	$10.28
End of period	$9.96	$7.60	$11.59	$12.58	$10.89
Accumulation units outstanding
at the end of period	43,896	25,649	6,400	894	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.94	$19.28	$18.36	$17.88	$17.85
End of period	$20.09	$17.94	$19.28	$18.36	$17.88
Accumulation units outstanding
at the end of period	47,733	48,358	45,752	30,385	8,793

JNL/Goldman Sachs Emerging Markets
Debt Division1951
Accumulation unit value:
Beginning of period	$9.64	$9.64	N/A	N/A	N/A
End of period	$11.62	$9.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,932	519	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.08	$12.88	$12.77	$11.25	$10.95
End of period	$10.51	$8.08	$12.88	$12.77	$11.25
Accumulation units outstanding
at the end of period	29,570	23,312	36,510	6,981	235

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division2131

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51,833	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.12	$16.74	$15.24	$11.77	$10.46
End of period	$11.64	$9.12	$16.74	$15.24	$11.77
Accumulation units outstanding
at the end of period	123,706	111,985	68,649	24,614	235

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.24	$24.29	$22.93	$20.86	$19.68
End of period	$18.57	$13.24	$24.29	$22.93	$20.86
Accumulation units outstanding
at the end of period	7,639	8,445	4,691	1,215	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.48	$15.77	$15.11	$14.91	$14.93
End of period	$16.77	$16.48	$15.77	$15.11	$14.91
Accumulation units outstanding
at the end of period	19,735	7,504	8,742	4,528	-

JNL/Lazard Emerging Markets Division1079

Accumulation unit value:
Beginning of period	$6.88	$14.03	$10.85	$8.93	N/A
End of period	$11.59	$6.88	$14.03	$10.85	N/A
Accumulation units outstanding
at the end of period	144,213	77,675	38,571	6,729	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.44	$19.11	$20.00	$17.79	$16.82
End of period	$15.68	$11.44	$19.11	$20.00	$17.79
Accumulation units outstanding
at the end of period	65,852	58,288	38,627	18,855	149

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.17	$15.22	$16.64	$14.52	$13.56
End of period	$8.65	$9.17	$15.22	$16.64	$14.52
Accumulation units outstanding
at the end of period	-	64,395	64,670	29,583	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.39	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	876	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A
End of period	$11.22	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	673	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1408
Accumulation unit value:
Beginning of period	$6.13	$9.79	$10.33	N/A	N/A
End of period	$7.49	$6.13	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	98,150	92,255	31,736	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.42	$11.68	$12.25	$11.74	N/A
End of period	$11.14	$7.42	$11.68	$12.25	N/A
Accumulation units outstanding
at the end of period	18,838	21,720	29,044	27,004	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.82	$11.62	$11.13	$10.94	$10.94
End of period	$12.27	$11.82	$11.62	$11.13	$10.94
Accumulation units outstanding
at the end of period	90,894	75,708	63,316	31,432	2,284

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.56	$6.01	$5.88	$4.40	$4.37
End of period	$4.39	$3.56	$6.01	$5.88	$4.40
Accumulation units outstanding
at the end of period	9,418	4,253	2,627	2,195	-

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.91	$10.25	$11.34	$10.19	$10.44
End of period	$9.03	$6.91	$10.25	$11.34	$10.19
Accumulation units outstanding
at the end of period	3,175	5,589	2,413	698	254

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.17	$10.40	$11.03	N/A	N/A
End of period	$6.09	$5.17	$10.40	N/A	N/A
Accumulation units outstanding
at the end of period	153,080	220,848	253,289	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.89	$9.66	$9.49	$8.28	$8.17
End of period	$5.49	$5.89	$9.66	$9.49	$8.28
Accumulation units outstanding
at the end of period	-	2,090	1,954	660	315

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$6.91	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	886	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.63	$11.63	$14.34	$12.31	$12.08
End of period	$6.55	$5.63	$11.63	$14.34	$12.31
Accumulation units outstanding
at the end of period	54,054	45,712	4,945	3,539	213

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division2188

Accumulation unit value:
Beginning of period	$9.82	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,204	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.21	$12.22	$11.58	$11.10	$10.60
End of period	$10.93	$9.21	$12.22	$11.58	$11.10
Accumulation units outstanding
at the end of period	20,422	27,068	6,522	4,513	1,354
JNL/MCM Index 5 Division1339

Accumulation unit value:
Beginning of period	$6.79	$9.87	$10.24	N/A	N/A
End of period	$8.34	$6.79	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	886,273	58,618	3,627	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.13	$19.88	$18.36	$14.90	$13.76
End of period	$14.12	$11.13	$19.88	$18.36	$14.90
Accumulation units outstanding
at the end of period	161,123	112,251	83,471	36,913	555

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.74	$13.73	$13.79	$11.83	$11.29
End of period	$9.43	$7.74	$13.73	$13.79	$11.83
Accumulation units outstanding
at the end of period	1,965,144	2,284,836	2,238,080	1,041,849	89,105

JNL/MCM JNL Optimized 5 Division1096

Accumulation unit value:
Beginning of period	$6.31	$11.92	$10.70	$9.17	N/A
End of period	$8.52	$6.31	$11.92	$10.70	N/A
Accumulation units outstanding
at the end of period	192,466	243,391	166,805	24,429	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.24	$12.62	$12.23	N/A	N/A
End of period	$9.53	$7.24	$12.62	N/A	N/A
Accumulation units outstanding
at the end of period	36,749	36,565	33,831	N/A	N/A

JNL/MCM NYSE International 25
Division1338
Accumulation unit value:
Beginning of period	$6.12	$11.53	$10.64	N/A	N/A
End of period	$8.17	$6.12	$11.53	N/A	N/A
Accumulation units outstanding
at the end of period	19,950	15,816	14,776	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.85	$35.84	$27.00	$22.78	$20.77
End of period	$25.74	$21.85	$35.84	$27.00	$22.78
Accumulation units outstanding
at the end of period	34,107	24,031	17,095	9,653	203

JNL/MCM Pacific Rim 30 Division1911

Accumulation unit value:
Beginning of period	$9.56	$8.24	N/A	N/A	N/A
End of period	$11.64	$9.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,131	1,306	N/A	N/A	N/A

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.08	$10.73	$10.93	N/A	N/A
End of period	$8.26	$7.08	$10.73	N/A	N/A
Accumulation units outstanding
at the end of period	10,828	840	2,449	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.68	$15.80	$14.99	$13.93	$12.34
End of period	$13.11	$9.68	$15.80	$14.99	$13.93
Accumulation units outstanding
at the end of period	74,999	51,898	46,345	25,081	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.54	$12.33	$11.98	$10.61	$10.22
End of period	$9.32	$7.54	$12.33	$11.98	$10.61
Accumulation units outstanding
at the end of period	212,849	143,544	104,397	50,462	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.04	$8.70	N/A	N/A	N/A
End of period	$9.57	$6.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,127	4,039	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.66	$18.13	$20.30	N/A	N/A
End of period	$10.97	$10.66	$18.13	N/A	N/A
Accumulation units outstanding
at the end of period	11,510	9,334	9,394	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.39	$14.71	$15.31	$13.28	$12.46
End of period	$11.74	$9.39	$14.71	$15.31	$13.28
Accumulation units outstanding
at the end of period	159,665	72,130	52,272	26,866	-

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.76	$6.77	$6.02	$5.61	$5.34
End of period	$6.04	$3.76	$6.77	$6.02	$5.61
Accumulation units outstanding
at the end of period	112,837	47,076	24,925	7,365	927

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.10	$17.64	$17.73	N/A	N/A
End of period	$10.24	$9.10	$17.64	N/A	N/A
Accumulation units outstanding
at the end of period	275,159	285,173	196,798	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.00	$14.26	$13.12	$11.92	$11.38
End of period	$9.73	$8.00	$14.26	$13.12	$11.92
Accumulation units outstanding
at the end of period	84,473	73,222	79,457	47,241	9,352

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.63	$14.87	$14.26	$12.42	$10.71
End of period	$11.81	$8.63	$14.87	$14.26	$12.42
Accumulation units outstanding
at the end of period	94,770	73,138	46,946	28,598	-

JNL/PAM Asia ex-Japan Division1774

Accumulation unit value:
Beginning of period	$4.79	$8.90	N/A	N/A	N/A
End of period	$7.97	$4.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	73,873	24,551	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.14	$7.82	N/A	N/A	N/A
End of period	$7.41	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	119,639	39,804	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.29	$10.89	$9.94	N/A	N/A
End of period	$11.83	$10.29	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	67,166	44,411	4,331	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.39	$14.61	$13.76	$13.55	$13.50
End of period	$16.30	$14.39	$14.61	$13.76	$13.55
Accumulation units outstanding
at the end of period	226,783	147,130	163,713	55,854	6,575

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.17	$20.85	$22.92	$20.53	$19.06
End of period	$15.11	$12.17	$20.85	$22.92	$20.53
Accumulation units outstanding
at the end of period	-	5,844	4,051	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$9.01	$13.26	$13.67	$12.62	$12.56
End of period	$12.94	$9.01	$13.26	$13.67	$12.62
Accumulation units outstanding
at the end of period	89,128	12,052	14,062	2,528	-

JNL/PPM America Mid Cap Value
Division1807
Accumulation unit value:
Beginning of period	$5.62	$10.52	N/A	N/A	N/A
End of period	$8.13	$5.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,609	2,363	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1807
Accumulation unit value:
Beginning of period	$6.23	$10.36	N/A	N/A	N/A
End of period	$8.18	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,143	1,912	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.34	$19.97	$21.57	$19.90	$18.70
End of period	$14.67	$10.34	$19.97	$21.57	$19.45
Accumulation units outstanding
at the end of period	6,544	7,425	296	189	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$5.01	N/A	N/A	N/A	N/A
End of period	$8.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,687	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.68	N/A	N/A	N/A
End of period	$9.26	$6.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	176,018	44,894	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.87	$9.29	N/A	N/A	N/A
End of period	$9.72	$6.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,202	5,154	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.24	$10.46	$10.98	N/A	N/A
End of period	$7.67	$6.24	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	53,315	20,178	7,302	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.57	$10.51	$10.30	N/A	N/A
End of period	$8.81	$7.57	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	37,719	12,377	2,285	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.71	$10.48	$10.49	N/A	N/A
End of period	$8.08	$6.71	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	119,410	71,498	36,238	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.09	$9.41	N/A	N/A	N/A
End of period	$8.59	$7.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,694	14,164	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.24	$9.30	N/A	N/A	N/A
End of period	$9.61	$6.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,927	5,680	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.46	$15.85	$14.80	$13.05	$12.29
End of period	$12.16	$9.46	$15.85	$14.80	$13.05
Accumulation units outstanding
at the end of period	341,213	298,276	95,865	49,161	26,243

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.79	$11.57	$11.10	$10.49	$10.17
End of period	$10.91	$9.79	$11.57	$11.10	$10.49
Accumulation units outstanding
at the end of period	78,861	77,594	29,442	27,007	8,540

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.97	$15.72	$14.74	$13.16	$12.50
End of period	$12.53	$9.97	$15.72	$14.74	$13.16
Accumulation units outstanding
at the end of period	806,523	345,603	268,607	161,829	30,169

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.56	$12.37	$11.71	$10.81	$10.33
End of period	$11.13	$9.56	$12.37	$11.71	$10.81
Accumulation units outstanding
at the end of period	364,645	190,994	129,721	85,598	15,362

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.62	$14.93	$14.01	$12.73	$12.25
End of period	$12.87	$10.62	$14.93	$14.01	$12.73
Accumulation units outstanding
at the end of period	469,013	343,344	298,539	214,732	112,624

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	$7.94	$11.57	$11.23	N/A	N/A
End of period	$9.32	$7.94	$11.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,978	8,010	N/A	N/A

JNL/S&P Retirement 2020 Division1147

Accumulation unit value:
Beginning of period	$7.68	$11.74	$10.93	$10.21	N/A
End of period	$9.14	$7.68	$11.74	$10.93	N/A
Accumulation units outstanding
at the end of period	-	2,920	728	-	N/A

JNL/S&P Retirement 2025 Division1081

Accumulation unit value:
Beginning of period	$7.50	$11.88	$11.00	$10.04	N/A
End of period	$9.01	$7.50	$11.88	$11.00	N/A
Accumulation units outstanding
at the end of period	-	4,573	5,421	-	N/A

JNL/S&P Retirement Income Division1004

Accumulation unit value:
Beginning of period	$8.89	$11.06	$10.55	$9.97	N/A
End of period	$9.96	$8.89	$11.06	$10.55	N/A
Accumulation units outstanding
at the end of period	-	4,004	4,366	4,709	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.35	$9.80	N/A	N/A	N/A
End of period	$8.90	$6.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,877	2,861	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.74	$26.67	$25.28	$22.67	$22.33
End of period	$24.36	$20.74	$26.67	$25.28	$22.67
Accumulation units outstanding
at the end of period	25,548	16,647	16,266	3,613	5,587

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.42	$12.38	$12.05	$11.90	$11.64
End of period	$12.20	$12.42	$12.38	$12.05	$11.73
Accumulation units outstanding
at the end of period	185,160	222,307	130,795	8,185	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.17	$21.66	$20.48	$17.26	$16.10
End of period	$17.24	$14.17	$21.66	$20.48	$17.26
Accumulation units outstanding
at the end of period	55,571	45,127	42,914	20,374	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$17.29	$30.83	$28.54	$25.58	$24.13
End of period	$24.35	$17.29	$30.83	$28.54	$25.58
Accumulation units outstanding
at the end of period	94,001	59,480	40,179	13,651	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$25.07	$43.04	$37.43	$35.72	$30.96
End of period	$36.11	$25.07	$43.04	$37.43	$35.72
Accumulation units outstanding
at the end of period	52,906	38,972	21,773	10,555	-

JNL/T.Rowe Price Short-Term Bond
Division1104
Accumulation unit value:
Beginning of period	$9.66	$10.47	$10.18	$9.99	N/A
End of period	$10.20	$9.66	$10.47	$10.18	N/A
Accumulation units outstanding
at the end of period	121,826	126,135	147,567	67,011	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.15	$15.67	$15.84	$13.45	$13.12
End of period	$12.31	$9.15	$15.67	$15.84	$13.45
Accumulation units outstanding
at the end of period	158,698	105,560	46,175	22,001	9,380

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2047

Accumulation unit value:
Beginning of period	$11.92	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,307	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1224

Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.45	N/A	N/A
End of period	$10.57	$8.13	$12.89	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,283	3,883	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$5.54	N/A	N/A	N/A	N/A
End of period	$6.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,637	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division1306
Accumulation unit value:
Beginning of period	$6.53	$13.65	$11.42	N/A	N/A
End of period	$9.60	$6.53	$13.65	N/A	N/A
Accumulation units outstanding
at the end of period	10,693	10,573	4,978	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1331
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.36	N/A	N/A
End of period	$7.92	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,878	6,693	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	$17.89	$19.34	N/A	N/A	N/A
End of period	$20.03	$17.89	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	54,284	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$7.08	N/A	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,873	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.03	N/A	N/A
End of period	$6.09	$5.16	$10.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,303	6,090	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1224

Accumulation unit value:
Beginning of period	$9.19	$12.20	$11.56	N/A	N/A
End of period	$10.90	$9.19	$12.20	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,935	5,471	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$11.12	$19.86	$18.40	N/A	N/A
End of period	$14.10	$11.12	$19.86	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,594	3,360	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.73	$13.72	$13.70	N/A	N/A
End of period	$9.42	$7.73	$13.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,305	4,715	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1224

Accumulation unit value:
Beginning of period	$21.81	$35.78	$25.93	N/A	N/A
End of period	$25.69	$21.81	$35.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,045	1,977	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division1224

Accumulation unit value:
Beginning of period	$3.75	$6.76	$6.03	N/A	N/A
End of period	$6.03	$3.75	$6.76	N/A	N/A
Accumulation units outstanding
at the end of period	26,447	26,576	11,948	N/A	N/A

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.09	$17.63	$17.72	N/A	N/A
End of period	$10.22	$9.09	$17.63	N/A	N/A
Accumulation units outstanding
at the end of period	-	7,259	3,809	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.58	N/A	N/A	N/A	N/A
End of period	$7.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,203	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2186

Accumulation unit value:
Beginning of period	$13.54	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	639	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.09	$12.84	$15.42	$11.54	$10.43
End of period	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding
at the end of period	2,739	1,701	1,098	471	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.27	$17.75	$16.50	$13.74	$12.37
End of period	$13.78	$10.27	$17.75	$16.50	$13.74
Accumulation units outstanding
at the end of period	2,506	1,116	1,398	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.43	$13.80	$12.17	$11.51	$10.83
End of period	$10.26	$8.43	$13.80	$12.17	$11.51
Accumulation units outstanding
at the end of period	366	327	331	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.97	$15.20	$13.93	$12.42	$11.32
End of period	$11.85	$8.97	$15.20	$13.93	$12.42
Accumulation units outstanding
at the end of period	1,344	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.61	$12.25	$11.58	$10.67	$9.78
End of period	$10.33	$8.61	$12.25	$11.58	$10.67
Accumulation units outstanding
at the end of period	2,050	1,103	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$16.10	$28.58	$24.18	$21.78	$21.09
End of period	$21.81	$16.10	$28.58	$24.18	$21.78
Accumulation units outstanding
at the end of period	918	854	271	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$11.84	N/A	N/A
End of period	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding
at the end of period	8,734	2,920	2,920	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.67	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,769	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.69	$17.90	$18.17	$16.50	$16.07
End of period	$14.02	$10.69	$17.90	$18.17	$16.50
Accumulation units outstanding
at the end of period	444	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.56	$24.08	$21.93	$21.97	$17.80
End of period	$19.33	$14.56	$24.08	$21.93	$18.63
Accumulation units outstanding
at the end of period	702	182	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.09	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	57,310	30,492	46,645	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$10.12	N/A	N/A
End of period	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	2,433	2,468	5,422	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1081
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$9.91	N/A
End of period	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	41,124	11,064	5,511	215	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$10.17	N/A	N/A
End of period	$7.42	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	29,206	9,603	12,098	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.56	$11.54	$12.55	$10.88	$10.84
End of period	$9.90	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding
at the end of period	3,782	2,504	2,247	152	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.58	$18.93	$18.05	$17.60	$17.49
End of period	$19.67	$17.58	$18.93	$18.05	$17.60
Accumulation units outstanding
at the end of period	17,668	13,728	14,245	12,037	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.72	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	317	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.03	$12.83	$12.74	$11.24	$11.08
End of period	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding
at the end of period	252	465	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.97	$16.50	$15.04	$11.63	$9.82
End of period	$11.44	$8.97	$16.50	$15.04	$11.63
Accumulation units outstanding
at the end of period	5,182	2,904	2,796	816	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.98	$23.85	$22.55	$20.54	$19.41
End of period	$18.18	$12.98	$23.85	$22.55	$20.54
Accumulation units outstanding
at the end of period	60	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.16	$15.48	$14.86	$14.69	$14.72
End of period	$16.42	$16.16	$15.48	$14.86	$14.69
Accumulation units outstanding
at the end of period	3,510	608	499	196	-

JNL/Lazard Emerging Markets Division1194

Accumulation unit value:
Beginning of period	$6.85	$14.00	$10.84	$10.17	N/A
End of period	$11.53	$6.85	$14.00	$10.84	N/A
Accumulation units outstanding
at the end of period	4,970	774	2,843	338	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.27	$18.84	$19.74	$17.59	$16.13
End of period	$15.41	$11.27	$18.84	$19.74	$17.59
Accumulation units outstanding
at the end of period	1,398	-	211	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.03	$15.00	$16.43	$14.36	$13.42
End of period	$8.51	$9.03	$15.00	$16.43	$14.36
Accumulation units outstanding
at the end of period	-	1,581	557	493	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.11	$9.78	$10.35	N/A	N/A
End of period	$7.46	$6.11	$9.78	N/A	N/A
Accumulation units outstanding
at the end of period	23,812	17,787	17,996	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.32	$11.54	$12.12	$11.63	N/A
End of period	$10.97	$7.32	$11.54	$12.12	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.70	$11.52	$11.05	$10.88	$10.92
End of period	$12.13	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding
at the end of period	14,154	12,621	12,579	10,334	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division1023
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector
Division1202
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.14	$10.37	$11.00	N/A	N/A
End of period	$6.06	$5.14	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	3,517	2,485	20,190	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.81	$9.54	$9.39	$8.20	$7.93
End of period	$5.41	$5.81	$9.54	$9.39	$8.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.55	$11.49	$14.19	$12.20	$11.52
End of period	$6.45	$5.55	$11.49	$14.19	$12.20
Accumulation units outstanding
at the end of period	10,082	3,537	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.08	$12.07	$11.45	$11.00	$10.32
End of period	$10.76	$9.08	$12.07	$11.45	$11.00
Accumulation units outstanding
at the end of period	2,638	-	92	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.89	N/A	N/A	N/A	N/A
End of period	$8.31	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,901	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.02	$19.71	$18.23	$14.81	$13.02
End of period	$13.96	$11.02	$19.71	$18.23	$14.81
Accumulation units outstanding
at the end of period	19,385	16,026	17,362	5,623	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.69	$13.66	$13.75	$11.81	$11.28
End of period	$9.36	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding
at the end of period	252,411	254,492	252,500	95,117	29,308

JNL/MCM JNL Optimized 5 Division1072

Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$9.52	N/A
End of period	$8.48	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding
at the end of period	36,862	15,727	31,129	76,217	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25
Division1358
Accumulation unit value:
Beginning of period	$6.10	$11.52	$11.00	N/A	N/A
End of period	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	2,459	2,128	2,702	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.55	$35.40	$26.71	$22.56	$17.02
End of period	$25.36	$21.55	$35.40	$26.71	$22.56
Accumulation units outstanding
at the end of period	2,137	554	1,111	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.00	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	461	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.58	$15.66	$14.88	$13.85	$12.28
End of period	$12.95	$9.58	$15.66	$14.88	$13.85
Accumulation units outstanding
at the end of period	10,104	7,482	9,646	6,323	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.47	$12.22	$11.89	$10.55	$10.18
End of period	$9.22	$7.47	$12.22	$11.89	$10.55
Accumulation units outstanding
at the end of period	21,467	9,901	10,440	8,420	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,741	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.30	$14.58	$15.20	$13.21	$12.40
End of period	$11.60	$9.30	$14.58	$15.20	$13.21
Accumulation units outstanding
at the end of period	11,529	7,576	9,636	6,158	-

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.71	$6.69	$5.96	$5.56	$5.34
End of period	$5.95	$3.71	$6.69	$5.96	$5.56
Accumulation units outstanding
at the end of period	4,246	-	-	-	-

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.04	$17.56	$17.65	N/A	N/A
End of period	$10.16	$9.04	$17.56	N/A	N/A
Accumulation units outstanding
at the end of period	11,583	46,478	9,627	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.95	$14.19	$13.08	$11.90	$10.37
End of period	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding
at the end of period	3,313	3,326	3,337	3,344	2,280

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.53	$14.73	$14.14	$12.34	$10.65
End of period	$11.65	$8.53	$14.73	$14.14	$12.34
Accumulation units outstanding
at the end of period	9,652	8,971	4,088	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.90	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,058	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.12	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,145	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.26	$10.88	$10.24	N/A	N/A
End of period	$11.78	$10.26	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	15,013	1,501	1,268	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$14.17	$14.40	$13.58	$13.40	$13.37
End of period	$16.03	$14.17	$14.40	$13.58	$13.40
Accumulation units outstanding
at the end of period	39,554	9,723	5,035	2,041	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.94	$20.48	$22.53	$20.84	$18.79
End of period	$14.80	$11.94	$20.48	$22.53	$20.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.88	$13.09	$13.51	$12.47	$12.43
End of period	$12.73	$8.88	$13.09	$13.51	$12.47
Accumulation units outstanding
at the end of period	8,256	160	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.14	$19.61	$21.21	$19.15	$18.44
End of period	$14.37	$10.14	$19.61	$21.21	$19.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.68	N/A	N/A	N/A
End of period	$9.23	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,251	12,037	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1458
Accumulation unit value:
Beginning of period	$6.85	$9.91	$10.10	N/A	N/A
End of period	$9.69	$6.85	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	20,254	20,541	20,783	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.56	N/A	N/A	N/A	N/A
End of period	$7.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	536	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.69	$10.46	$10.48	N/A	N/A
End of period	$8.04	$6.69	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	5,438	2,868	3,012	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.08	$8.34	N/A	N/A	N/A
End of period	$8.57	$7.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,340	856	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.32	$15.63	$14.61	$12.90	$11.90
End of period	$11.96	$9.32	$15.63	$14.61	$12.90
Accumulation units outstanding
at the end of period	51,890	46,648	28,799	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.73	$11.52	$11.06	$10.47	$10.26
End of period	$10.83	$9.73	$11.52	$11.06	$10.47
Accumulation units outstanding
at the end of period	20,990	10,460	10,583	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.82	$15.50	$14.55	$13.01	$12.38
End of period	$12.32	$9.82	$15.50	$14.55	$13.01
Accumulation units outstanding
at the end of period	13,119	5,158	2,678	2,695	2,712

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.50	$12.32	$11.67	$10.79	$10.39
End of period	$11.05	$9.50	$12.32	$11.67	$10.79
Accumulation units outstanding
at the end of period	29,372	2,697	2,265	2,268	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.46	$14.72	$13.83	$12.58	$12.13
End of period	$12.65	$10.46	$14.72	$13.83	$12.58
Accumulation units outstanding
at the end of period	34,514	42,633	31,548	18,170	18,563

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$6.48	N/A	N/A	N/A
End of period	$8.87	$6.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	448	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.34	$26.18	$24.86	$22.33	$21.39
End of period	$23.85	$20.34	$26.18	$24.86	$22.33
Accumulation units outstanding
at the end of period	15,444	10,154	9,687	9,780	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.17	$12.16	$11.85	$11.57	$11.49
End of period	$11.95	$12.17	$12.16	$11.85	$11.57
Accumulation units outstanding
at the end of period	8,528	-	238	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.04	$21.50	$20.35	$17.17	$16.05
End of period	$17.05	$14.04	$21.50	$20.35	$17.17
Accumulation units outstanding
at the end of period	625	520	900	264	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.95	$30.27	$28.06	$25.19	$23.79
End of period	$23.83	$16.95	$30.27	$28.06	$25.19
Accumulation units outstanding
at the end of period	1,264	-	359	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.56	$42.24	$36.78	$35.15	$30.51
End of period	$35.34	$24.56	$42.24	$36.78	$35.15
Accumulation units outstanding
at the end of period	3,577	2,597	735	-	-

JNL/T.Rowe Price Short-Term Bond
Division1074
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$10.00	N/A
End of period	$10.15	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding
at the end of period	11,576	3,300	2,382	2,403	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.04	$15.50	$15.69	$13.34	$12.60
End of period	$12.14	$9.04	$15.50	$15.69	$13.34
Accumulation units outstanding
at the end of period	13,526	13,526	13,535	11,935	-

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.09	$12.84	$15.42	$11.54	$11.32
End of period	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding
at the end of period	2,264	2,622	1,460	2,610	1,572

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.26	$17.74	$16.49	$13.73	$12.36
End of period	$13.77	$10.26	$17.74	$16.49	$13.73
Accumulation units outstanding
at the end of period	162	-	321	320	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.42	$13.79	$12.16	$11.51	$10.82
End of period	$10.26	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding
at the end of period	1,592	1,645	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.97	$15.19	$13.92	$12.41	$11.32
End of period	$11.85	$8.97	$15.19	$13.92	$12.41
Accumulation units outstanding
at the end of period	2,830	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.60	$12.24	$11.58	$10.67	$9.78
End of period	$10.32	$8.60	$12.24	$11.58	$10.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.09	$28.56	$24.16	$23.34	$21.14
End of period	$21.79	$16.09	$28.56	$24.16	$21.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.05	$27.71	$25.78	$25.96	$24.03
End of period	$21.20	$16.05	$27.71	$25.78	$25.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$12.09	N/A	N/A
End of period	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding
at the end of period	7,868	8,445	2,748	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.68	$17.89	$18.16	$16.50	$16.06
End of period	$14.01	$10.68	$17.89	$18.16	$16.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.55	$24.07	$21.92	$18.63	$17.79
End of period	$19.32	$14.55	$24.07	$21.92	$18.63
Accumulation units outstanding
at the end of period	883	1,002	171	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.10	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	1,455	1,525	1,496	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1179
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$10.50	N/A
End of period	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	-	-	-	1,103	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.71	N/A	N/A	N/A
End of period	$7.42	$5.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,208	2,308	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.56	$11.54	$12.55	$10.88	$10.49
End of period	$9.89	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.57	$18.92	$18.04	$17.59	$17.59
End of period	$19.65	$17.57	$18.92	$18.04	$17.59
Accumulation units outstanding
at the end of period	3,343	4,574	4,939	5,083	5,184

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.03	$12.83	$12.74	$11.24	$10.75
End of period	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding
at the end of period	1,056	1,177	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.97	$16.49	$15.04	$11.63	$11.12
End of period	$11.44	$8.97	$16.49	$15.04	$11.63
Accumulation units outstanding
at the end of period	-	3,069	3,426	3,081	3,199

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.97	$23.83	$22.53	$20.53	$19.40
End of period	$18.17	$12.97	$23.83	$22.53	$20.53
Accumulation units outstanding
at the end of period	-	-	166	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.15	$15.47	$14.85	$14.68	$14.69
End of period	$16.41	$16.15	$15.47	$14.85	$14.68
Accumulation units outstanding
at the end of period	794	660	915	855	609

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.85	$14.00	$13.41	N/A	N/A
End of period	$11.53	$6.85	$14.00	N/A	N/A
Accumulation units outstanding
at the end of period	3,394	3,678	192	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.26	$18.83	$19.74	$17.58	$16.65
End of period	$15.41	$11.26	$18.83	$19.74	$17.58
Accumulation units outstanding
at the end of period	1,034	963	860	1,023	1,044

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.02	$14.99	$16.42	$14.35	$13.42
End of period	$8.50	$9.02	$14.99	$16.42	$14.35
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.32	$11.53	$12.12	$11.62	N/A
End of period	$10.97	$7.32	$11.53	$12.12	N/A
Accumulation units outstanding
at the end of period	2,080	2,269	3,007	6,425	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.70	$11.52	$11.05	$10.88	$10.89
End of period	$12.12	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding
at the end of period	5,654	6,634	7,478	8,733	7,248

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.51	$5.94	$5.81	$4.99	$4.33
End of period	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.81	$9.54	$9.38	$8.19	$7.93
End of period	$5.41	$5.81	$9.54	$9.38	$8.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.55	$11.48	$14.18	$12.20	$11.51
End of period	$6.45	$5.55	$11.48	$14.18	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.07	$12.06	$11.44	$10.99	$10.28
End of period	$10.75	$9.07	$12.06	$11.44	$10.99
Accumulation units outstanding
at the end of period	109	109	3,884	3,522	3,620

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.02	$19.71	$18.22	$14.81	$13.70
End of period	$13.96	$11.02	$19.71	$18.22	$14.81
Accumulation units outstanding
at the end of period	9,473	10,870	9,000	10,412	9,850

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.69	$13.66	$13.75	$11.81	$11.28
End of period	$9.35	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding
at the end of period	46,758	56,012	61,079	39,999	34,033

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.10	$11.19	N/A	N/A	N/A
End of period	$8.13	$6.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,168	3,210	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.54	$35.38	$26.69	$22.56	$20.59
End of period	$25.34	$21.54	$35.38	$26.69	$22.56
Accumulation units outstanding
at the end of period	-	-	236	185	164

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.58	$15.66	$14.88	$13.84	$12.95
End of period	$12.95	$9.58	$15.66	$14.88	$13.84
Accumulation units outstanding
at the end of period	7,379	8,311	8,822	9,444	8,447

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.46	$12.22	$11.89	$10.55	$10.42
End of period	$9.21	$7.46	$12.22	$11.89	$10.55
Accumulation units outstanding
at the end of period	6,459	7,493	10,731	11,416	10,125

JNL/MCM S&P SMid 60 Division1333

Accumulation unit value:
Beginning of period	$6.02	$8.81	$10.21	N/A	N/A
End of period	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,152	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.51	$17.90	$20.08	N/A	N/A
End of period	$10.80	$10.51	$17.90	N/A	N/A
Accumulation units outstanding
at the end of period	1,807	1,550	1,625	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.29	$14.58	$15.20	$13.21	$12.75
End of period	$11.60	$9.29	$14.58	$15.20	$13.21
Accumulation units outstanding
at the end of period	5,153	5,961	8,823	7,025	6,029

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.70	$6.68	$5.96	$5.56	$5.06
End of period	$5.95	$3.70	$6.68	$5.96	$5.56
Accumulation units outstanding
at the end of period	-	-	737	764	738

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.04	$17.55	$17.65	N/A	N/A
End of period	$10.16	$9.04	$17.55	N/A	N/A
Accumulation units outstanding
at the end of period	-	78	312	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.95	$14.19	$13.08	$11.90	$10.88
End of period	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding
at the end of period	3,280	3,280	4,885	4,465	4,215

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.53	$14.72	$14.14	$12.34	$11.01
End of period	$11.65	$8.53	$14.72	$14.14	$12.34
Accumulation units outstanding
at the end of period	706	703	670	691	728

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.49	N/A	N/A	N/A	N/A
End of period	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,426	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$5.84	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	301	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.26	$11.01	N/A	N/A	N/A
End of period	$11.78	$10.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,427	1,292	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.16	$14.40	$13.58	$13.39	$13.36
End of period	$16.02	$14.16	$14.40	$13.58	$13.39
Accumulation units outstanding
at the end of period	2,313	3,891	4,832	3,724	4,493

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.87	$13.08	$13.50	$12.47	$12.63
End of period	$12.72	$8.87	$13.08	$13.50	$12.47
Accumulation units outstanding
at the end of period	834	862	2,780	2,781	2,883

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.54	N/A	N/A	N/A	N/A
End of period	$8.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	265	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.31	$15.62	$14.60	$12.90	$11.90
End of period	$11.95	$9.31	$15.62	$14.60	$12.90
Accumulation units outstanding
at the end of period	635	636	666	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.73	$11.52	$11.06	$10.47	$10.26
End of period	$10.82	$9.73	$11.52	$11.06	$10.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.81	$15.49	$14.55	$13.01	$12.13
End of period	$12.31	$9.81	$15.49	$14.55	$13.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.50	$12.31	$11.67	$10.79	$10.52
End of period	$11.04	$9.50	$12.31	$11.67	$10.79
Accumulation units outstanding
at the end of period	4,411	472	473	473	474

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.45	$14.72	$13.83	$12.60	$11.90
End of period	$12.64	$10.45	$14.72	$13.83	$12.60
Accumulation units outstanding
at the end of period	10,872	10,872	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.85	$11.03	$10.87	N/A	N/A
End of period	$9.90	$8.85	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	440	480	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.32	$26.17	$24.85	$22.32	$22.00
End of period	$23.83	$20.32	$26.17	$24.85	$22.32
Accumulation units outstanding
at the end of period	1,157	1,963	2,110	850	2,681

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.17	$12.15	$11.84	$11.56	$11.49
End of period	$11.94	$12.17	$12.15	$11.84	$11.56
Accumulation units outstanding
at the end of period	4,309	4,309	585	-	1,995

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.04	$21.49	$20.34	$17.17	$16.04
End of period	$17.05	$14.04	$21.49	$20.34	$17.17
Accumulation units outstanding
at the end of period	625	670	-	-	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.94	$30.25	$28.05	$25.18	$23.90
End of period	$23.82	$16.94	$30.25	$28.05	$25.18
Accumulation units outstanding
at the end of period	1,423	300	301	301	301

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.56	$42.23	$36.78	$35.15	$31.31
End of period	$35.33	$24.56	$42.23	$36.78	$35.15
Accumulation units outstanding
at the end of period	634	946	467	604	474

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.62	$10.57	N/A	N/A	N/A
End of period	$10.14	$9.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,618	2,211	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.04	$15.49	$15.68	$13.34	$13.03
End of period	$12.14	$9.04	$15.49	$15.68	$13.34
Accumulation units outstanding
at the end of period	922	1,438	1,383	1,412	1,418

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2163

Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,099	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2146

Accumulation unit value:
Beginning of period	$12.91	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,175	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2106

Accumulation unit value:
Beginning of period	$12.58	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,906	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2173

Accumulation unit value:
Beginning of period	$13.55	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,845	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1002

Accumulation unit value:
Beginning of period	$8.08	$12.83	$15.42	$12.27	N/A
End of period	$10.49	$8.08	$12.83	$15.42	N/A
Accumulation units outstanding
at the end of period	27,116	9,852	5,171	3,112	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.24	$17.69	$16.45	$13.70	$12.34
End of period	$13.73	$10.24	$17.69	$16.45	$13.70
Accumulation units outstanding
at the end of period	41,351	14,112	7,798	2,928	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.41	$13.78	$12.15	$11.50	$10.82
End of period	$10.24	$8.41	$13.78	$12.15	$11.50
Accumulation units outstanding
at the end of period	15,862	9,604	4,765	4,493	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.96	$15.17	$13.91	$12.40	$11.31
End of period	$11.83	$8.96	$15.17	$13.91	$12.40
Accumulation units outstanding
at the end of period	11,366	9,172	5,551	3,790	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.59	$12.23	$11.56	$10.66	$9.77
End of period	$10.30	$8.59	$12.23	$11.56	$10.66
Accumulation units outstanding
at the end of period	12,493	8,269	468	-	-

JNL/Capital Guardian Global Diversified
Research Division1072
Accumulation unit value:
Beginning of period	$16.05	$28.49	$24.11	$22.81	N/A
End of period	$21.73	$16.05	$28.49	$24.11	N/A
Accumulation units outstanding
at the end of period	9,524	2,267	-	-	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.15	N/A	N/A	N/A
End of period	$6.65	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	44,754	4,288	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.01	$27.64	$25.72	$25.10	$23.98
End of period	$21.14	$16.01	$27.64	$25.72	$25.10
Accumulation units outstanding
at the end of period	4,619	641	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$10.79	N/A	N/A
End of period	$9.56	$6.51	$13.63	N/A	N/A
Accumulation units outstanding
at the end of period	89,377	27,889	8,638	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.49	$9.46	N/A	N/A	N/A
End of period	$7.94	$6.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,166	3,836	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.66	$17.85	$18.12	$16.47	$16.04
End of period	$13.97	$10.66	$17.85	$18.12	$16.47
Accumulation units outstanding
at the end of period	1,800	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.52	$24.01	$21.88	$18.59	$17.77
End of period	$19.27	$14.52	$24.01	$21.88	$18.59
Accumulation units outstanding
at the end of period	3,013	1,842	1,136	78	-
JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.04	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	138,516	88,257	49,474	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1093
Accumulation unit value:
Beginning of period	$7.43	$10.80	$10.83	$9.88	N/A
End of period	$9.68	$7.43	$10.80	$10.83	N/A
Accumulation units outstanding
at the end of period	55,173	50,355	22,782	5,999	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.70	N/A	N/A	N/A
End of period	$7.42	$5.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,349	4,844	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.55	$11.53	$12.54	$10.88	$10.52
End of period	$9.88	$7.55	$11.53	$12.54	$10.88
Accumulation units outstanding
at the end of period	14,234	12,073	4,681	1,831	1,079

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.52	$18.87	$18.00	$17.56	$17.55
End of period	$19.59	$17.52	$18.87	$18.00	$17.56
Accumulation units outstanding
at the end of period	8,596	4,059	2,732	1,242	888

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.45	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,896	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1021
Accumulation unit value:
Beginning of period	$8.03	$12.82	$12.74	$11.61	N/A
End of period	$10.43	$8.03	$12.82	$12.74	N/A
Accumulation units outstanding
at the end of period	8,175	8,271	4,701	3,231	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division2173

Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,730	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.95	$16.46	$15.01	$11.61	$10.33
End of period	$11.41	$8.95	$16.46	$15.01	$11.61
Accumulation units outstanding
at the end of period	11,094	12,344	9,056	3,106	631

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.94	$23.77	$22.48	$20.48	$19.36
End of period	$18.11	$12.94	$23.77	$22.48	$20.48
Accumulation units outstanding
at the end of period	126	43	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.11	$15.44	$14.81	$14.65	$14.68
End of period	$16.36	$16.11	$15.44	$14.81	$14.65
Accumulation units outstanding
at the end of period	14,421	13,029	9,346	199	-

JNL/Lazard Emerging Markets Division1122

Accumulation unit value:
Beginning of period	$6.85	$13.99	$10.84	$8.98	N/A
End of period	$11.52	$6.85	$13.99	$10.84	N/A
Accumulation units outstanding
at the end of period	69,220	18,322	5,613	502	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.23	$18.79	$19.70	$17.55	$16.11
End of period	$15.37	$11.23	$18.79	$19.70	$17.55
Accumulation units outstanding
at the end of period	7,824	2,065	2,384	1,358	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.00	$14.97	$16.40	$14.33	$13.40
End of period	$8.48	$9.00	$14.97	$16.40	$14.33
Accumulation units outstanding
at the end of period	-	2,745	2,521	1,009	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A
End of period	$12.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	327	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.88	N/A	N/A	N/A	N/A
End of period	$11.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,654	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1379
Accumulation unit value:
Beginning of period	$6.11	$9.78	$9.51	N/A	N/A
End of period	$7.46	$6.11	$9.78	N/A	N/A
Accumulation units outstanding
at the end of period	85,928	67,116	37,558	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.31	$11.51	$12.10	$11.61	N/A
End of period	$10.94	$7.31	$11.51	$12.10	N/A
Accumulation units outstanding
at the end of period	12,783	6,819	1,112	1,106	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.68	$11.50	$11.04	$10.87	$10.91
End of period	$12.10	$11.68	$11.50	$11.04	$10.87
Accumulation units outstanding
at the end of period	10,802	1,754	5,194	3,612	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.50	$5.93	$5.80	$4.35	$4.24
End of period	$4.31	$3.50	$5.93	$5.80	$4.35
Accumulation units outstanding
at the end of period	9,209	12,113	7,372	1,341	1,341

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.79	$10.08	$11.18	$10.06	$9.63
End of period	$8.85	$6.79	$10.08	$11.18	$10.06
Accumulation units outstanding
at the end of period	7,314	4,580	590	590	590

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.00	N/A	N/A
End of period	$6.05	$5.14	$10.36	N/A	N/A
Accumulation units outstanding
at the end of period	63,175	63,918	61,302	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.80	$9.52	$9.37	$8.18	$7.73
End of period	$5.40	$5.80	$9.52	$9.37	$8.18
Accumulation units outstanding
at the end of period	-	1,611	513	-	2,900

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$7.57	N/A	N/A	N/A	N/A
End of period	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,158	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.54	$11.46	$14.16	$12.18	$11.50
End of period	$6.44	$5.54	$11.46	$14.16	$12.18
Accumulation units outstanding
at the end of period	44,653	39,256	22,471	2,376	585

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.06	$12.04	$11.43	$10.98	$10.50
End of period	$10.73	$9.06	$12.04	$11.43	$10.98
Accumulation units outstanding
at the end of period	13,643	12,017	5,031	3,195	286

JNL/MCM Index 5 Division1313

Accumulation unit value:
Beginning of period	$6.77	$9.86	$10.14	N/A	N/A
End of period	$8.31	$6.77	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	15,500	15,852	16,504	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.00	$19.68	$18.20	$14.80	$13.01
End of period	$13.93	$11.00	$19.68	$18.20	$14.80
Accumulation units outstanding
at the end of period	13,648	11,544	8,772	5,808	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.68	$13.65	$13.74	$11.81	$11.28
End of period	$9.34	$7.68	$13.65	$13.74	$11.81
Accumulation units outstanding
at the end of period	567,434	553,862	441,655	178,024	4,988

JNL/MCM JNL Optimized 5 Division1094

Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$9.06	N/A
End of period	$8.47	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding
at the end of period	136,018	114,747	89,094	12,934	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.19	$12.55	$12.17	N/A	N/A
End of period	$9.44	$7.19	$12.55	N/A	N/A
Accumulation units outstanding
at the end of period	3,487	1,650	4,324	N/A	N/A

JNL/MCM NYSE International 25
Division1467
Accumulation unit value:
Beginning of period	$6.10	$11.52	$11.55	N/A	N/A
End of period	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	9,314	7,281	3,829	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.50	$35.32	$26.66	$22.53	$20.57
End of period	$25.29	$21.50	$35.32	$26.66	$22.53
Accumulation units outstanding
at the end of period	20,163	12,010	3,663	1,814	324

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,811	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.05	$6.75	N/A	N/A	N/A
End of period	$8.21	$7.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,767	3,961	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.56	$15.64	$14.86	$13.83	$12.94
End of period	$12.93	$9.56	$15.64	$14.86	$13.83
Accumulation units outstanding
at the end of period	7,095	6,620	9,310	3,968	520

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.45	$12.20	$11.88	$10.54	$10.17
End of period	$9.20	$7.45	$12.20	$11.88	$10.54
Accumulation units outstanding
at the end of period	47,684	31,846	9,289	4,552	-

JNL/MCM S&P SMid 60 Division1376

Accumulation unit value:
Beginning of period	$6.02	$8.81	$9.07	N/A	N/A
End of period	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	5,906	2,555	2,548	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.49	$17.87	$20.05	N/A	N/A
End of period	$10.78	$10.49	$17.87	N/A	N/A
Accumulation units outstanding
at the end of period	314	3,267	4,215	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.28	$14.56	$15.19	$13.19	$12.74
End of period	$11.58	$9.28	$14.56	$15.19	$13.19
Accumulation units outstanding
at the end of period	13,682	7,669	9,390	4,559	304

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.70	$6.67	$5.95	$5.55	$5.29
End of period	$5.93	$3.70	$6.67	$5.95	$5.55
Accumulation units outstanding
at the end of period	75,271	43,124	7,957	6,240	558

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.03	$17.54	$17.64	N/A	N/A
End of period	$10.14	$9.03	$17.54	N/A	N/A
Accumulation units outstanding
at the end of period	36,399	33,487	37,933	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.95	$14.18	$13.07	$11.90	$10.83
End of period	$9.65	$7.95	$14.18	$13.07	$11.90
Accumulation units outstanding
at the end of period	32,836	43,829	18,080	5,164	-

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.52	$14.70	$14.12	$12.32	$11.00
End of period	$11.63	$8.52	$14.70	$14.12	$12.32
Accumulation units outstanding
at the end of period	13,398	12,852	27,989	6,709	917

JNL/PAM Asia ex-Japan Division1833

Accumulation unit value:
Beginning of period	$4.78	$7.94	N/A	N/A	N/A
End of period	$7.95	$4.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,646	10,616	N/A	N/A	N/A

JNL/PAM China-India Division1788

Accumulation unit value:
Beginning of period	$4.14	$8.27	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	59,396	15,513	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	$10.87	$10.26	N/A	N/A
End of period	$11.77	$10.25	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	17,137	9,928	819	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.13	$14.37	$13.55	$13.37	$13.34
End of period	$15.98	$14.13	$14.37	$13.55	$13.37
Accumulation units outstanding
at the end of period	34,869	25,319	12,801	13,923	1,367

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.85	$13.05	$13.47	$12.44	$12.41
End of period	$12.68	$8.85	$13.05	$13.47	$12.44
Accumulation units outstanding
at the end of period	152,805	30,156	2,425	1,991	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$4.43	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	370	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$4.82	N/A	N/A	N/A	N/A
End of period	$8.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,029	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division1019

Accumulation unit value:
Beginning of period	$10.11	$19.55	$21.15	$19.66	N/A
End of period	$14.31	$10.11	$19.55	$21.15	N/A
Accumulation units outstanding
at the end of period	-	-	243	-	N/A

JNL/Red Rocks Listed Private Equity
Division1918
Accumulation unit value:
Beginning of period	$5.92	$8.32	N/A	N/A	N/A
End of period	$8.13	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,897	8,419	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.45	N/A	N/A	N/A
End of period	$9.23	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	61,117	33,098	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1458
Accumulation unit value:
Beginning of period	$6.85	$9.91	$10.10	N/A	N/A
End of period	$9.68	$6.85	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	40,849	28,851	16,589	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.22	$10.44	$11.08	N/A	N/A
End of period	$7.63	$6.22	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	116	118	104	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.54	$10.49	$10.77	N/A	N/A
End of period	$8.77	$7.54	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	57,675	66,373	60,361	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.68	$10.46	$10.42	N/A	N/A
End of period	$8.04	$6.68	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	26,010	27,360	6,602	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.08	$6.58	N/A	N/A	N/A
End of period	$8.56	$7.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	759	760	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.22	$5.30	N/A	N/A	N/A
End of period	$9.57	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,739	373	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.29	$15.59	$14.58	$12.88	$11.88
End of period	$11.92	$9.29	$15.59	$14.58	$12.88
Accumulation units outstanding
at the end of period	227,103	47,238	48,126	11,893	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.72	$11.51	$11.06	$10.46	$10.26
End of period	$10.81	$9.72	$11.51	$11.06	$10.46
Accumulation units outstanding
at the end of period	92,832	19,397	11,629	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.79	$15.46	$14.52	$12.99	$12.36
End of period	$12.28	$9.79	$15.46	$14.52	$12.99
Accumulation units outstanding
at the end of period	351,001	67,673	46,911	15,197	293

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.62	$12.47	$11.82	$10.94	$10.42
End of period	$11.18	$9.62	$12.47	$11.82	$10.94
Accumulation units outstanding
at the end of period	171,123	75,954	17,756	8,178	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.43	$14.69	$13.80	$12.56	$12.11
End of period	$12.61	$10.43	$14.69	$13.80	$12.56
Accumulation units outstanding
at the end of period	225,729	79,060	157,874	78,025	18,294

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division1058

Accumulation unit value:
Beginning of period	$7.90	$11.54	$10.79	$10.24	N/A
End of period	$9.27	$7.90	$11.54	$10.79	N/A
Accumulation units outstanding
at the end of period	-	356	397	397	N/A

JNL/S&P Retirement 2020 Division1064

Accumulation unit value:
Beginning of period	$7.64	$11.70	$10.91	$10.49	N/A
End of period	$9.08	$7.64	$11.70	$10.91	N/A
Accumulation units outstanding
at the end of period	-	4,081	4,498	787	N/A

JNL/S&P Retirement 2025 Division1197

Accumulation unit value:
Beginning of period	$7.46	$11.84	$10.98	$10.81	N/A
End of period	$8.96	$7.46	$11.84	$10.98	N/A
Accumulation units outstanding
at the end of period	-	1,197	1,213	970	N/A

JNL/S&P Retirement Income Division1117

Accumulation unit value:
Beginning of period	$8.84	$11.03	$10.53	$9.84	N/A
End of period	$9.90	$8.84	$11.03	$10.53	N/A
Accumulation units outstanding
at the end of period	-	830	-	1,030	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.27	$26.10	$24.79	$22.27	$21.34
End of period	$23.76	$20.27	$26.10	$24.79	$22.27
Accumulation units outstanding
at the end of period	7,670	6,244	3,578	3,579	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.13	$12.12	$11.81	$11.54	$11.47
End of period	$11.90	$12.13	$12.12	$11.81	$11.54
Accumulation units outstanding
at the end of period	6,808	3,067	3,820	57,874	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.02	$21.47	$20.33	$17.16	$16.04
End of period	$17.02	$14.02	$21.47	$20.33	$17.16
Accumulation units outstanding
at the end of period	5,516	55,150	520	281	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.89	$30.18	$27.98	$25.12	$23.73
End of period	$23.74	$16.89	$30.18	$27.98	$25.12
Accumulation units outstanding
at the end of period	14,113	4,062	3,042	2,126	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.49	$42.12	$36.69	$35.08	$30.45
End of period	$35.22	$24.49	$42.12	$36.69	$35.08
Accumulation units outstanding
at the end of period	4,847	3,723	1,349	1,331	-

JNL/T.Rowe Price Short-Term Bond
Division1110
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$9.99	N/A
End of period	$10.14	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding
at the end of period	17,113	4,567	1,992	2,009	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.02	$15.47	$15.66	$13.32	$12.58
End of period	$12.11	$9.02	$15.47	$15.66	$13.32
Accumulation units outstanding
at the end of period	11,532	4,240	4,185	3,432	-

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division1361
Accumulation unit value:
Beginning of period	$6.50	$13.62	$13.44	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	14,003	14,164	10,099	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.63	N/A	N/A
End of period	$9.31	$7.66	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,934	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division1224
Accumulation unit value:
Beginning of period	$9.22	$15.47	$14.48	N/A	N/A
End of period	$11.82	$9.22	$15.47	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	76,271	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.71	$15.24	N/A	N/A	N/A
End of period	$12.17	$9.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	74,577	75,435	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1169

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.12	$17.51	$16.30	$13.59	$12.24
End of period	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.91	$15.10	$13.85	$12.36	$11.28
End of period	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.53	$12.16	$11.51	$10.61	$9.74
End of period	$10.23	$8.53	$12.16	$11.51	$10.61
Accumulation units outstanding
at the end of period	1,716	1,795	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.83	$27.36	$25.48	$24.89	$23.80
End of period	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.55	$17.69	$17.97	$16.34	$15.93
End of period	$13.82	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.37	$23.80	$21.69	$18.46	$17.65
End of period	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.33	$18.68	$17.84	$17.41	$17.41
End of period	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding
at the end of period	2,312	3,124	3,425	3,421	3,501

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.87	$16.33	$14.91	$11.54	$9.75
End of period	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.79	$23.53	$22.27	$20.31	$19.21
End of period	$17.90	$12.79	$23.53	$22.27	$20.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.93	$15.28	$14.68	$14.52	$14.57
End of period	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.14	$18.64	$19.56	$17.45	$16.53
End of period	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding
at the end of period	1,031	977	493	335	326

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.93	$14.85	$16.28	$14.24	$13.33
End of period	$8.41	$8.93	$14.85	$16.28	$14.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.25	$11.44	$12.03	$11.54	N/A
End of period	$10.85	$7.25	$11.44	$12.03	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.62	$11.45	$10.99	$10.84	$10.85
End of period	$12.03	$11.62	$11.45	$10.99	$10.84
Accumulation units outstanding
at the end of period	904	1,157	620	545	520

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.76	$9.45	$9.31	$8.14	$7.88
End of period	$5.36	$5.76	$9.45	$9.31	$8.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.99	$11.96	$11.36	$10.92	$10.26
End of period	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.94	$19.59	$18.13	$14.75	$13.66
End of period	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding
at the end of period	890	775	335	371	419

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.72	$11.79	$10.79
End of period	$9.30	$7.66	$13.62	$13.72	$11.79
Accumulation units outstanding
at the end of period	38,621	40,602	35,904	36,204	36,691

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.33	$38.55	N/A	N/A	N/A
End of period	$25.07	$21.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	212	222	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.51	$15.57	$14.80	$13.79	$12.25
End of period	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.41	$12.15	$11.83	$10.50	$10.15
End of period	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.23	$14.49	$15.12	$13.15	$12.36
End of period	$11.50	$9.23	$14.49	$15.12	$13.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$9.00	$17.50	$17.59	N/A	N/A
End of period	$10.10	$9.00	$17.50	N/A	N/A
Accumulation units outstanding
at the end of period	22,416	22,416	22,416	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.06	$12.28	$10.61
End of period	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.01	$14.26	$13.46	$13.29	$13.26
End of period	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding
at the end of period	527	641	510	221	212

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.78	$12.95	$13.38	$12.37	$12.54
End of period	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding
at the end of period	721	791	525	231	226

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.00	$19.35	$20.95	$18.94	$18.26
End of period	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.21	$15.47	$14.48	$12.80	$11.82
End of period	$11.81	$9.21	$15.47	$14.48	$12.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.04	$10.45	$10.26
End of period	$10.77	$9.69	$11.48	$11.04	$10.45
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.71	$15.34	$14.42	$12.91	$12.05
End of period	$12.17	$9.71	$15.34	$14.42	$12.91
Accumulation units outstanding
at the end of period	1,433	1,419	1,369	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.34	$14.57	$13.71	$12.48	$12.04
End of period	$12.49	$10.34	$14.57	$13.71	$12.48
Accumulation units outstanding
at the end of period	2,369	2,454	1,159	1,160	1,157

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.05	$25.84	$24.56	$22.08	$21.79
End of period	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding
at the end of period	1,267	1,368	646	644	649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.00	$12.00	$11.71	$11.44	$11.38
End of period	$11.76	$12.00	$12.00	$11.71	$11.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.95	$21.38	$20.26	$17.12	$16.01
End of period	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.71	$29.87	$27.72	$24.91	$23.66
End of period	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding
at the end of period	537	504	223	239	231

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.22	$41.70	$36.35	$34.78	$30.22
End of period	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.96	$15.38	$15.58	$13.26	$12.54
End of period	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2142

Accumulation unit value:
Beginning of period	$13.33	N/A	N/A	N/A	N/A
End of period	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,599	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2025

Accumulation unit value:
Beginning of period	$10.37	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,231	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.38	$11.53	$10.14
End of period	$10.42	$8.04	$12.79	$15.38	$11.53
Accumulation units outstanding
at the end of period	6,363	6,664	7,469	2,958	1,734

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.04	$17.38	$16.19	$13.50	$12.17
End of period	$13.45	$10.04	$17.38	$16.19	$13.50
Accumulation units outstanding
at the end of period	5,884	963	612	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.33	$13.66	$12.06	$11.43	$10.77
End of period	$10.12	$8.33	$13.66	$12.06	$11.43
Accumulation units outstanding
at the end of period	3,928	2,768	512	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.87	$15.04	$13.81	$12.33	$11.26
End of period	$11.69	$8.87	$15.04	$13.81	$12.33
Accumulation units outstanding
at the end of period	3,627	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.48	$12.09	$11.46	$10.57	$9.71
End of period	$10.16	$8.48	$12.09	$11.46	$10.57
Accumulation units outstanding
at the end of period	4,040	52	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.75	$27.99	$23.70	$21.39	$20.80
End of period	$21.29	$15.75	$27.99	$23.70	$21.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$3.87	N/A	N/A	N/A	N/A
End of period	$6.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,453	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$16.23	N/A	N/A	N/A	N/A
End of period	$20.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,229	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.49	$13.61	$11.95	N/A	N/A
End of period	$9.52	$6.49	$13.61	N/A	N/A
Accumulation units outstanding
at the end of period	27,156	11,121	6,332	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$9.28	N/A	N/A	N/A
End of period	$7.91	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,829	5,646	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.48	$17.57	$17.86	$16.25	$15.85
End of period	$13.71	$10.48	$17.57	$17.86	$16.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.27	$20.73	N/A	N/A	N/A
End of period	$18.91	$14.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	950	1,008	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.80	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	33,973	17,359	2,493	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$7.05	N/A	N/A	N/A	N/A
End of period	$7.32	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	950	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1123
Accumulation unit value:
Beginning of period	$7.41	$10.78	$10.82	$10.15	N/A
End of period	$9.63	$7.41	$10.78	$10.82	N/A
Accumulation units outstanding
at the end of period	8,764	3,619	921	-	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.69	N/A	N/A	N/A
End of period	$7.39	$5.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,723	2,671	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1115
Accumulation unit value:
Beginning of period	$7.52	$11.33	N/A	N/A	N/A
End of period	$9.82	$7.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	671	729	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.19	$18.54	$17.71	$17.30	$17.21
End of period	$19.20	$17.19	$18.54	$17.71	$17.30
Accumulation units outstanding
at the end of period	927	1,371	1,129	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.10	N/A	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,187	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.99	$12.77	$12.71	$11.22	$9.98
End of period	$10.36	$7.99	$12.77	$12.71	$11.22
Accumulation units outstanding
at the end of period	6,448	4,918	2,641	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division2133

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	234	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.81	$16.24	$14.83	$11.48	$11.47
End of period	$11.22	$8.81	$16.24	$14.83	$11.48
Accumulation units outstanding
at the end of period	4,946	6,419	10,376	4,688	2,993

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$16.67	N/A	N/A	N/A	N/A
End of period	$17.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	452	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.80	$15.16	$14.57	$14.43	$14.49
End of period	$16.03	$15.80	$15.16	$14.57	$14.43
Accumulation units outstanding
at the end of period	3,270	166	202	-	-

JNL/Lazard Emerging Markets Division1073

Accumulation unit value:
Beginning of period	$6.82	$13.96	$10.83	$9.18	N/A
End of period	$11.46	$6.82	$13.96	$10.83	N/A
Accumulation units outstanding
at the end of period	17,668	6,168	9,388	634	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.07	$18.53	$19.46	$17.36	$15.95
End of period	$15.12	$11.07	$18.53	$19.46	$17.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.87	$14.76	$16.19	$14.19	$13.27
End of period	$8.35	$8.87	$14.76	$16.19	$14.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.46	N/A	N/A	N/A	N/A
End of period	$12.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,124	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$10.77	N/A	N/A	N/A	N/A
End of period	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1426
Accumulation unit value:
Beginning of period	$6.09	$9.77	$10.34	N/A	N/A
End of period	$7.43	$6.09	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	806	8,111	6,939	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.21	$11.38	$11.97	$11.50	N/A
End of period	$10.79	$7.21	$11.38	$11.97	N/A
Accumulation units outstanding
at the end of period	682	-	4,358	2,888	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.57	$11.41	$10.96	$10.81	$10.87
End of period	$11.97	$11.57	$11.41	$10.96	$10.81
Accumulation units outstanding
at the end of period	110	-	1,252	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.46	$5.86	$5.74	$4.79	$4.29
End of period	$4.25	$3.46	$5.86	$5.74	$4.31
Accumulation units outstanding
at the end of period	-	2,238	1,273	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.12	$10.33	$10.97	N/A	N/A
End of period	$6.02	$5.12	$10.33	N/A	N/A
Accumulation units outstanding
at the end of period	7,056	3,408	6,289	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	$5.72	$8.11	N/A	N/A	N/A
End of period	$5.32	$5.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	394	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.47	$11.32	$14.01	$12.46	$11.41
End of period	$6.34	$5.47	$11.32	$14.01	$12.07
Accumulation units outstanding
at the end of period	18,564	4,514	502	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division2174

Accumulation unit value:
Beginning of period	$10.06	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	158	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.94	$11.90	$11.31	$10.88	$10.42
End of period	$10.57	$8.94	$11.90	$11.31	$10.88
Accumulation units outstanding
at the end of period	6,053	4,244	2,110	2,887	3,386

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.90	$19.52	$18.08	$14.72	$13.63
End of period	$13.78	$10.90	$19.52	$18.08	$14.72
Accumulation units outstanding
at the end of period	8,971	7,600	5,470	2,296	190

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.79	$11.27
End of period	$9.27	$7.64	$13.59	$13.70	$11.79
Accumulation units outstanding
at the end of period	200,230	202,277	120,818	62,889	1,319

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.26	$11.86	$11.36	N/A	N/A
End of period	$8.43	$6.26	$11.86	N/A	N/A
Accumulation units outstanding
at the end of period	83,390	25,029	13,864	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.15	$12.49	$12.11	N/A	N/A
End of period	$9.37	$7.15	$12.49	N/A	N/A
Accumulation units outstanding
at the end of period	1,048	1,480	2,052	N/A	N/A

JNL/MCM NYSE International 25
Division1319
Accumulation unit value:
Beginning of period	$6.09	$11.51	$10.33	N/A	N/A
End of period	$8.10	$6.09	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	6,872	6,879	8,069	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.21	$34.90	$26.38	$22.32	$16.86
End of period	$24.91	$21.21	$34.90	$26.38	$22.32
Accumulation units outstanding
at the end of period	5,433	2,190	1,588	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.03	$10.51	N/A	N/A	N/A
End of period	$8.17	$7.03	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,155	2,181	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.47	$15.51	$14.76	$13.76	$12.88
End of period	$12.79	$9.47	$15.51	$14.76	$13.76
Accumulation units outstanding
at the end of period	9,268	8,364	11,249	4,933	2,705

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.38	$12.10	$11.80	$10.48	$10.13
End of period	$9.09	$7.38	$12.10	$11.80	$10.48
Accumulation units outstanding
at the end of period	6,451	3,811	1,047	1,054	-

JNL/MCM S&P SMid 60 Division1319

Accumulation unit value:
Beginning of period	$6.00	$8.80	$10.28	N/A	N/A
End of period	$9.49	$6.00	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	7,014	3,428	5,137	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.35	$17.65	$19.84	N/A	N/A
End of period	$10.62	$10.35	$17.65	N/A	N/A
Accumulation units outstanding
at the end of period	2,249	3,008	3,956	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.19	$14.44	$15.08	$13.12	$12.34
End of period	$11.45	$9.19	$14.44	$15.08	$13.12
Accumulation units outstanding
at the end of period	3,768	1,799	4,186	793	-

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.65	$6.59	$5.88	$5.50	$5.29
End of period	$5.85	$3.65	$6.59	$5.88	$5.50
Accumulation units outstanding
at the end of period	14,804	5,403	2,046	-	-

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.98	$17.46	$17.56	N/A	N/A
End of period	$10.07	$8.98	$17.46	N/A	N/A
Accumulation units outstanding
at the end of period	20,307	21,165	21,080	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.90	$14.11	$13.03	$11.87	$10.83
End of period	$9.58	$7.90	$14.11	$13.03	$11.87
Accumulation units outstanding
at the end of period	309	233	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.43	$14.57	$14.01	$12.10	$10.59
End of period	$11.49	$8.43	$14.57	$14.01	$12.24
Accumulation units outstanding
at the end of period	1,606	-	469	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.12	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,359	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1833

Accumulation unit value:
Beginning of period	$4.13	$6.60	N/A	N/A	N/A
End of period	$7.36	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,935	390	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$11.18	N/A	N/A	N/A
End of period	$11.73	$10.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,384	14,382	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.92	$14.17	$13.39	$13.23	$13.22
End of period	$15.72	$13.92	$14.17	$13.39	$13.23
Accumulation units outstanding
at the end of period	13,200	4,455	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.72	$12.87	$13.30	$12.31	$12.48
End of period	$12.47	$8.72	$12.87	$13.30	$12.31
Accumulation units outstanding
at the end of period	17,597	5,179	8,748	4,646	3,005

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$4.15	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,950	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.84	N/A	N/A	N/A
End of period	$9.20	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,215	12,418	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1458
Accumulation unit value:
Beginning of period	$6.84	$9.91	$10.10	N/A	N/A
End of period	$9.65	$6.84	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	3,652	8,037	7,994	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.20	$10.33	N/A	N/A	N/A
End of period	$7.60	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,686	1,979	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.53	N/A	N/A	N/A	N/A
End of period	$8.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	116,029	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.67	$10.38	N/A	N/A	N/A
End of period	$8.01	$6.67	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	44,821	5,350	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$4.73	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,012	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.15	$15.37	$14.40	$12.74	$11.77
End of period	$11.73	$9.15	$15.37	$14.40	$12.74
Accumulation units outstanding
at the end of period	23,216	5,727	4,569	3,125	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.67	$11.46	$11.02	$10.45	$10.25
End of period	$10.73	$9.67	$11.46	$11.02	$10.45
Accumulation units outstanding
at the end of period	4,166	13,229	4,098	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.64	$15.25	$14.35	$12.85	$12.00
End of period	$12.08	$9.64	$15.25	$14.35	$12.85
Accumulation units outstanding
at the end of period	25,394	16,288	21,998	13,842	-

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.38
End of period	$10.95	$9.44	$12.25	$11.63	$10.77
Accumulation units outstanding
at the end of period	127,246	87,282	3,330	-	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.27	$14.49	$13.63	$12.42	$11.48
End of period	$12.41	$10.27	$14.49	$13.63	$12.42
Accumulation units outstanding
at the end of period	124,776	78,795	19,158	3,305	1,662

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.80	$9.84	N/A	N/A	N/A
End of period	$9.83	$8.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	50	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.33	$8.90	N/A	N/A	N/A
End of period	$8.84	$6.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	212	68	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.88	$25.64	$24.39	$21.94	$21.05
End of period	$23.28	$19.88	$25.64	$24.39	$21.94
Accumulation units outstanding
at the end of period	790	753	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.90	$11.91	$11.62	$11.37	$11.31
End of period	$11.66	$11.90	$11.91	$11.62	$11.37
Accumulation units outstanding
at the end of period	-	4,991	9,629	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.90	$21.31	$20.21	$17.08	$15.99
End of period	$16.85	$13.90	$21.31	$20.21	$17.08
Accumulation units outstanding
at the end of period	2,151	2,249	366	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.57	$29.65	$27.53	$24.75	$23.41
End of period	$23.26	$16.57	$29.65	$27.53	$24.75
Accumulation units outstanding
at the end of period	2,692	828	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.03	$41.38	$36.10	$33.27	$30.04
End of period	$34.51	$24.03	$41.38	$36.10	$34.56
Accumulation units outstanding
at the end of period	1,363	428	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.58	$10.44	N/A	N/A	N/A
End of period	$10.09	$9.58	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,840	3,855	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.91	$15.30	$15.52	$13.22	$12.50
End of period	$11.95	$8.91	$15.30	$15.52	$13.22
Accumulation units outstanding
at the end of period	7,823	-	810	-	-

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.30	$13.62	$12.04	$11.41	$10.75
End of period	$10.09	$8.30	$13.62	$12.04	$11.41
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.84	$15.00	$13.78	$12.30	$11.25
End of period	$11.65	$8.84	$15.00	$13.78	$12.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.46	$12.06	$11.43	$10.55	$10.00
End of period	$10.13	$8.46	$12.06	$11.43	$10.55
Accumulation units outstanding
at the end of period	-	-	1,811	1,811	1,811

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.66	$27.85	$23.61	$21.31	$20.73
End of period	$21.17	$15.66	$27.85	$23.61	$21.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.62	$27.02	$25.19	$24.63	$23.57
End of period	$20.59	$15.62	$27.02	$25.19	$24.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.10	$18.44	$17.63	$17.22	$17.15
End of period	$19.08	$17.10	$18.44	$17.63	$17.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.78	$16.17	$14.77	$11.45	$9.68
End of period	$11.17	$8.78	$16.17	$14.77	$11.45
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.62	$23.24	$22.01	$20.09	$19.03
End of period	$17.64	$12.62	$23.24	$22.01	$20.09
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.72	$15.09	$14.51	$14.44	$14.50
End of period	$15.93	$15.72	$15.09	$14.51	$14.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.02	$18.46	$19.39	$17.31	$16.41
End of period	$15.04	$11.02	$18.46	$19.39	$17.31
Accumulation units outstanding
at the end of period	-	-	-	177	175

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.83	$14.70	$16.14	$14.14	$13.23
End of period	$8.32	$8.83	$14.70	$16.14	$14.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.18	$11.34	$11.94	$11.47	N/A
End of period	$10.74	$7.18	$11.34	$11.94	N/A
Accumulation units outstanding
at the end of period	-	-	548	545	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.54	$11.38	$10.94	$10.79	$10.86
End of period	$11.93	$11.54	$11.38	$10.94	$10.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.67	$9.93	$11.03	$9.94	$10.40
End of period	$8.68	$6.67	$9.93	$11.03	$9.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.70	$9.37	$9.24	$8.09	$7.84
End of period	$5.30	$5.70	$9.37	$9.24	$8.09
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.45	$11.29	$13.97	$12.04	$11.39
End of period	$6.32	$5.45	$11.29	$13.97	$12.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.90	$11.86	$11.27	$10.85	$10.20
End of period	$10.53	$8.90	$11.86	$11.27	$10.85
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.87	$19.47	$18.04	$14.69	$12.94
End of period	$13.74	$10.87	$19.47	$18.04	$14.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.63	$13.57	$13.69	$11.78	$11.27
End of period	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding
at the end of period	3,974	3,295	6,500	5,703	5,884

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.13	$34.78	$26.30	$22.26	$20.35
End of period	$24.81	$21.13	$34.78	$26.30	$22.26
Accumulation units outstanding
at the end of period	-	-	224	224	224

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.44	$15.47	$14.73	$13.73	$12.21
End of period	$12.75	$9.44	$15.47	$14.73	$13.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.36	$12.07	$11.77	$10.46	$10.11
End of period	$9.07	$7.36	$12.07	$11.77	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.31	$17.59	$19.78	N/A	N/A
End of period	$10.58	$10.31	$17.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	348	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.16	$14.40	$15.05	$13.10	$12.33
End of period	$11.41	$9.16	$14.40	$15.05	$13.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.64	$6.57	$5.87	$5.49	$5.28
End of period	$5.82	$3.64	$6.57	$5.87	$5.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.96	$17.44	$17.54	N/A	N/A
End of period	$10.05	$8.96	$17.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	468	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.02	$11.87	$10.83
End of period	$9.56	$7.88	$14.09	$13.02	$11.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.40	$14.53	$13.98	$12.26	$10.57
End of period	$11.45	$8.40	$14.53	$13.98	$12.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.86	$14.12	$13.34	$13.18	$13.17
End of period	$15.64	$13.86	$14.12	$13.34	$13.18
Accumulation units outstanding
at the end of period	139	-	-	243	222

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.68	$12.82	$13.26	$12.27	$12.45
End of period	$12.42	$8.68	$12.82	$13.26	$12.27
Accumulation units outstanding
at the end of period	-	-	-	251	240

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.86	$19.11	$20.71	$18.77	$18.11
End of period	$13.94	$9.86	$19.11	$20.71	$18.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.11	$15.32	$14.35	$12.70	$11.74
End of period	$11.68	$9.11	$15.32	$14.35	$12.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.65	$11.44	$11.01	$10.44	$10.25
End of period	$10.71	$9.65	$11.44	$11.01	$10.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.60	$15.19	$14.30	$12.81	$12.20
End of period	$12.02	$9.60	$15.19	$14.30	$12.81
Accumulation units outstanding
at the end of period	-	-	-	1,420	1,425

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.62	$10.76	$10.38
End of period	$10.93	$9.42	$12.24	$11.62	$10.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.23	$14.43	$13.59	$12.39	$11.74
End of period	$12.35	$10.23	$14.43	$13.59	$12.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.77	$25.51	$24.28	$21.84	$20.97
End of period	$23.14	$19.77	$25.51	$24.28	$21.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.84	$11.85	$11.57	$11.32	$11.27
End of period	$11.59	$11.84	$11.85	$11.57	$11.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.86	$21.27	$20.17	$17.06	$15.97
End of period	$16.80	$13.86	$21.27	$20.17	$17.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.48	$29.50	$27.40	$24.65	$23.32
End of period	$23.13	$16.48	$29.50	$27.40	$24.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.90	$41.18	$35.93	$34.43	$29.95
End of period	$34.31	$23.90	$41.18	$35.93	$34.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.88	$15.26	$15.48	$13.19	$12.48
End of period	$11.90	$8.88	$15.26	$15.48	$13.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2089

Accumulation unit value:
Beginning of period	$12.16	N/A	N/A	N/A	N/A
End of period	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,234	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2024

Accumulation unit value:
Beginning of period	$10.40	N/A	N/A	N/A	N/A
End of period	$13.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	91	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1030

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.35	N/A	N/A
End of period	$10.38	$8.01	$12.75	N/A	N/A
Accumulation units outstanding
at the end of period	322	833	837	N/A	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.93	$17.19	$16.03	$13.37	$12.07
End of period	$13.29	$9.93	$17.19	$16.03	$13.37
Accumulation units outstanding
at the end of period	190	-	327	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.28	$13.59	$12.01	$11.39	$10.88
End of period	$10.05	$8.28	$13.59	$12.01	$11.39
Accumulation units outstanding
at the end of period	1,619	1,649	1,062	683	683

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.81	$14.96	$13.75	$12.29	$11.22
End of period	$11.61	$8.81	$14.96	$13.75	$12.29
Accumulation units outstanding
at the end of period	307	322	341	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.43	$12.02	$11.40	$10.53	$9.67
End of period	$10.09	$8.43	$12.02	$11.40	$10.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$15.56	$27.69	$23.48	$21.20	$20.30
End of period	$21.02	$15.56	$27.69	$23.48	$21.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.52	$26.87	$25.06	$24.51	$23.47
End of period	$20.45	$15.52	$26.87	$25.06	$24.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$12.60	N/A	N/A
End of period	$9.50	$6.48	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	38,768	36,250	6,352	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.46	$10.48	N/A	N/A	N/A
End of period	$7.89	$6.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,583	4,045	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.37	$17.40	$17.70	$16.12	$15.74
End of period	$13.56	$10.37	$17.40	$17.70	$16.12
Accumulation units outstanding
at the end of period	263	288	238	235	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.12	$23.41	$21.37	$18.21	$17.43
End of period	$18.70	$14.12	$23.41	$21.37	$18.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.40	N/A	N/A
End of period	$7.84	$6.16	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	25,758	24,960	12,731	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1096
Accumulation unit value:
Beginning of period	$7.39	$10.76	$10.81	$9.85	N/A
End of period	$9.60	$7.39	$10.76	$10.81	N/A
Accumulation units outstanding
at the end of period	10,817	10,777	10,714	4,719	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$10.10	N/A	N/A
End of period	$7.37	$5.95	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	4,993	5,365	5,329	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1201
Accumulation unit value:
Beginning of period	$7.49	$11.30	N/A	N/A	N/A
End of period	$9.78	$7.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	341	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.99	$18.34	$17.54	$17.14	$17.07
End of period	$18.96	$16.99	$18.34	$17.54	$17.14
Accumulation units outstanding
at the end of period	1,462	1,663	1,100	552	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.96	$12.75	$12.69	$11.22	$10.96
End of period	$10.32	$7.96	$12.75	$12.69	$11.22
Accumulation units outstanding
at the end of period	6,143	4,742	4,799	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.73	$16.10	$14.72	$11.41	$10.17
End of period	$11.11	$8.73	$16.10	$14.72	$11.41
Accumulation units outstanding
at the end of period	3,695	3,706	3,411	374	374

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.54	$23.10	$21.90	$20.00	$18.94
End of period	$17.53	$12.54	$23.10	$21.90	$20.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.62	$15.01	$14.43	$14.30	$14.37
End of period	$15.83	$15.62	$15.01	$14.43	$14.30
Accumulation units outstanding
at the end of period	4,101	3,863	1,107	1,130	-

JNL/Lazard Emerging Markets Division1087

Accumulation unit value:
Beginning of period	$6.81	$13.94	$10.82	$8.37	N/A
End of period	$11.42	$6.81	$13.94	$10.82	N/A
Accumulation units outstanding
at the end of period	634	474	397	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.96	$18.38	$19.31	$17.25	$15.86
End of period	$14.97	$10.96	$18.38	$19.31	$17.25
Accumulation units outstanding
at the end of period	2,275	2,275	2,066	2,132	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.79	$14.64	$16.07	$14.08	$13.19
End of period	$8.28	$8.79	$14.64	$16.07	$14.08
Accumulation units outstanding
at the end of period	-	1,338	1,354	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$5.68	N/A	N/A	N/A	N/A
End of period	$7.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,253	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.15	$11.30	$11.90	$11.43	N/A
End of period	$10.69	$7.15	$11.30	$11.90	N/A
Accumulation units outstanding
at the end of period	147	-	-	326	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.81
End of period	$11.89	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding
at the end of period	1,445	1,351	5,314	5,282	740

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.64	$9.90	$10.99	$9.91	$10.27
End of period	$8.65	$6.64	$9.90	$10.99	$9.91
Accumulation units outstanding
at the end of period	214	-	-	-	-

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.11	$10.32	$10.95	N/A	N/A
End of period	$6.00	$5.11	$10.32	N/A	N/A
Accumulation units outstanding
at the end of period	36,777	33,755	15,073	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.68	$9.34	$9.21	$8.06	$7.82
End of period	$5.28	$5.68	$9.34	$9.21	$8.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.92	$12.00	$11.35
End of period	$6.29	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding
at the end of period	586	699	635	557	660

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.87	$11.81	$11.24	$10.82	$10.37
End of period	$10.48	$8.87	$11.81	$11.24	$10.82
Accumulation units outstanding
at the end of period	1,101	1,341	1,732	1,266	731

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.83	$19.42	$18.00	$14.67	$12.92
End of period	$13.69	$10.83	$19.42	$18.00	$14.67
Accumulation units outstanding
at the end of period	3,759	4,206	5,134	3,233	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$11.36
End of period	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding
at the end of period	147,491	183,698	168,489	52,727	4,318

JNL/MCM JNL Optimized 5 Division1119

Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.30	N/A
End of period	$8.40	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding
at the end of period	18,383	18,872	13,787	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.12	$12.46	$12.08	N/A	N/A
End of period	$9.33	$7.12	$12.46	N/A	N/A
Accumulation units outstanding
at the end of period	3,003	3,193	1,450	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.03	$34.63	$26.19	$22.19	$20.29
End of period	$24.68	$21.03	$34.63	$26.19	$22.19
Accumulation units outstanding
at the end of period	1,343	1,254	1,369	946	351

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.41	$15.43	$14.70	$13.71	$12.19
End of period	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding
at the end of period	-	-	2,359	2,418	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.75	$10.44	$10.10
End of period	$9.03	$7.34	$12.04	$11.75	$10.44
Accumulation units outstanding
at the end of period	1,597	-	3,022	3,056	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	188	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.14	$14.37	$15.02	$13.08	$12.31
End of period	$11.37	$9.14	$14.37	$15.02	$13.08
Accumulation units outstanding
at the end of period	4,250	2,906	5,241	5,170	-

JNL/MCM Technology Sector Division1068

Accumulation unit value:
Beginning of period	$3.62	$6.55	$5.85	$5.48	N/A
End of period	$5.79	$3.62	$6.55	$5.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.94	$17.42	$17.51	N/A	N/A
End of period	$10.03	$8.94	$17.42	N/A	N/A
Accumulation units outstanding
at the end of period	16,324	16,098	11,255	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$10.82
End of period	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.90
End of period	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding
at the end of period	6,236	4,865	1,631	336	336

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.38	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	940	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.21	$10.85	$10.23	N/A	N/A
End of period	$11.70	$10.21	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	3,783	3,821	937	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.79	$14.05	$13.29	$13.14	$13.13
End of period	$15.56	$13.79	$14.05	$13.29	$13.14
Accumulation units outstanding
at the end of period	18,329	18,029	9,290	2,998	538

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.54	$19.84	$21.89	$19.69	$18.34
End of period	$14.28	$11.54	$19.84	$21.89	$19.69
Accumulation units outstanding
at the end of period	-	1,111	833	771	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.64	$12.77	$13.21	$12.23	$12.22
End of period	$12.35	$8.64	$12.77	$13.21	$12.23
Accumulation units outstanding
at the end of period	2,627	2,299	1,597	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.80	$19.00	$20.60	$18.65	$18.00
End of period	$13.85	$9.80	$19.00	$20.60	$18.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.62	$5.74	N/A	N/A	N/A
End of period	$9.18	$6.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,334	2,359	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$5.82	N/A	N/A	N/A	N/A
End of period	$7.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,786	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.66	$10.44	$10.69	N/A	N/A
End of period	$7.99	$6.66	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	3,209	3,312	3,127	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.30	N/A	N/A	N/A	N/A
End of period	$8.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,215	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.07	$15.25	$14.30	$12.66	$11.70
End of period	$11.61	$9.07	$15.25	$14.30	$12.66
Accumulation units outstanding
at the end of period	197,572	175,184	48,833	18,311	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.63	$11.43	$11.00	$10.44	$10.18
End of period	$10.69	$9.63	$11.43	$11.00	$10.44
Accumulation units outstanding
at the end of period	55,004	55,500	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.56	$15.13	$14.24	$12.76	$11.93
End of period	$11.96	$9.56	$15.13	$14.24	$12.76
Accumulation units outstanding
at the end of period	46,633	47,648	7,099	3,945	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.16
End of period	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding
at the end of period	12,371	1,378	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.18	$14.37	$13.53	$12.34	$11.70
End of period	$12.28	$10.18	$14.37	$13.53	$12.34
Accumulation units outstanding
at the end of period	7,639	5,482	32,912	36,867	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.65	$25.37	$24.15	$21.74	$20.88
End of period	$22.99	$19.65	$25.37	$24.15	$21.74
Accumulation units outstanding
at the end of period	805	814	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.77	$11.78	$11.51	$11.27	$11.22
End of period	$11.52	$11.77	$11.78	$11.51	$11.27
Accumulation units outstanding
at the end of period	2,118	2,393	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.82	$21.22	$20.14	$17.04	$15.95
End of period	$16.75	$13.82	$21.22	$20.14	$17.04
Accumulation units outstanding
at the end of period	3,144	3,093	3,140	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.38	$29.33	$27.26	$24.53	$23.22
End of period	$22.98	$16.38	$29.33	$27.26	$24.53
Accumulation units outstanding
at the end of period	2,991	598	305	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.75	$40.94	$35.74	$34.24	$30.56
End of period	$34.08	$23.75	$40.94	$35.74	$34.24
Accumulation units outstanding
at the end of period	685	236	236	236	237

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.56	$10.43	N/A	N/A	N/A
End of period	$10.05	$9.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,265	1,155	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.85	$15.21	$15.43	$13.15	$12.45
End of period	$11.85	$8.85	$15.21	$15.43	$13.15
Accumulation units outstanding
at the end of period	4,679	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2080

Accumulation unit value:
Beginning of period	$11.90	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	707	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.06
End of period	$10.38	$8.01	$12.75	$15.36	$11.52
Accumulation units outstanding
at the end of period	88	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.02	$13.37	$12.07
End of period	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.27	$13.58	$12.01	$11.39	$10.74
End of period	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.82	$14.97	$13.76	$12.29	$11.23
End of period	$11.61	$8.82	$14.97	$13.76	$12.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.42	$12.01	$11.39	$10.52	$9.98
End of period	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding
at the end of period	9,428	9,317	9,745	9,619	10,186

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.55	$27.67	$23.47	$22.27	$20.63
End of period	$21.01	$15.55	$27.67	$23.47	$21.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$5.60	N/A	N/A	N/A	N/A
End of period	$6.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	751	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.51	$26.85	$25.04	$24.49	$23.45
End of period	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$13.63	N/A	N/A	N/A
End of period	$9.50	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,752	1,617	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.36	$17.39	$17.70	$16.12	$15.73
End of period	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding
at the end of period	1,566	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.11	$23.40	$21.36	$18.20	$17.43
End of period	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding
at the end of period	1,201	-	106	107	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.49	N/A	N/A	N/A	N/A
End of period	$9.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,041	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.50	$10.86	$10.79
End of period	$9.78	$7.49	$11.46	$12.50	$10.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.98	$18.33	$17.53	$17.13	$17.16
End of period	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding
at the end of period	563	856	970	970	975

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$11.12
End of period	$10.32	$7.96	$12.74	$12.69	$11.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.73	$16.09	$14.71	$11.40	$9.65
End of period	$11.11	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding
at the end of period	-	-	170	170	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.54	$23.09	$21.89	$19.99	$18.93
End of period	$17.51	$12.54	$23.09	$21.89	$19.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.61	$14.99	$14.42	$14.29	$14.36
End of period	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$5.93	N/A	N/A	N/A	N/A
End of period	$11.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	530	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.96	$18.37	$19.30	$17.24	$15.85
End of period	$14.96	$10.96	$18.37	$19.30	$17.24
Accumulation units outstanding
at the end of period	-	-	113	113	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.78	$14.63	$16.07	$14.07	$13.19
End of period	$8.27	$8.78	$14.63	$16.07	$14.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.15	$11.29	$11.89	$11.43	N/A
End of period	$10.68	$7.15	$11.29	$11.89	N/A
Accumulation units outstanding
at the end of period	12,486	14,325	12,978	12,739	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.81
End of period	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding
at the end of period	4,006	8,854	10,902	8,882	6,643

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.64	$9.89	$10.98	$9.91	$10.27
End of period	$8.64	$6.64	$9.89	$10.98	$9.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.10	$10.32	$10.95	N/A	N/A
End of period	$6.00	$5.10	$10.32	N/A	N/A
Accumulation units outstanding
at the end of period	-	840	841	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.21	$8.06	$7.81
End of period	$5.28	$5.67	$9.33	$9.21	$8.06
Accumulation units outstanding
at the end of period	-	-	430	431	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.92	$12.00	$11.35
End of period	$6.28	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.86	$11.81	$11.23	$10.82	$10.37
End of period	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding
at the end of period	504	838	819	719	597

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.83	$19.41	$18.00	$14.66	$13.59
End of period	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding
at the end of period	4,681	6,134	4,793	4,810	5,034

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$11.27
End of period	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding
at the end of period	41,845	53,562	53,261	38,051	35,760

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.03	$34.63	$26.20	$22.19	$20.29
End of period	$24.68	$21.03	$34.63	$26.20	$22.19
Accumulation units outstanding
at the end of period	791	1,126	435	472	418

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.43	$15.45	$14.72	$13.73	$12.87
End of period	$12.71	$9.43	$15.45	$14.72	$13.73
Accumulation units outstanding
at the end of period	817	3,494	3,256	3,795	3,669

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.74	$10.44	$10.34
End of period	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding
at the end of period	20,285	25,748	22,622	23,309	22,294

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.40	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,709	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.26	$17.52	$19.70	N/A	N/A
End of period	$10.52	$10.26	$17.52	N/A	N/A
Accumulation units outstanding
at the end of period	494	1,624	1,543	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.14	$14.38	$15.03	$13.09	$12.67
End of period	$11.38	$9.14	$14.38	$15.03	$13.09
Accumulation units outstanding
at the end of period	1,152	1,573	1,387	1,210	1,131

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.84	$5.47	$5.01
End of period	$5.79	$3.62	$6.54	$5.84	$5.47
Accumulation units outstanding
at the end of period	3,122	1,895	1,561	1,674	1,534

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.94	$17.41	$17.51	N/A	N/A
End of period	$10.02	$8.94	$17.41	N/A	N/A
Accumulation units outstanding
at the end of period	4,596	5,681	8,915	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$11.11
End of period	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding
at the end of period	4,751	6,633	5,669	5,730	5,472

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.55
End of period	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.98	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	603	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.33	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	665	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.78	$14.05	$13.28	$13.13	$13.12
End of period	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding
at the end of period	12,735	12,779	15,477	14,402	12,615

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.53	$19.83	$21.88	$19.68	$18.34
End of period	$14.27	$11.53	$19.83	$21.88	$19.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.64	$12.76	$13.21	$12.23	$12.22
End of period	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.80	$18.99	$20.59	$18.64	$17.99
End of period	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.06	$15.24	$14.29	$12.65	$11.95
End of period	$11.61	$9.06	$15.24	$14.29	$12.65
Accumulation units outstanding
at the end of period	-	7,368	7,363	8,494	2,861

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.63	$11.42	$11.00	$10.43	$10.25
End of period	$10.68	$9.63	$11.42	$11.00	$10.43
Accumulation units outstanding
at the end of period	1,255	1,257	-	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.55	$15.12	$14.23	$12.76	$12.16
End of period	$11.95	$9.55	$15.12	$14.23	$12.76
Accumulation units outstanding
at the end of period	4,807	7,871	23,693	28,897	12,519

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.51
End of period	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding
at the end of period	12,766	7,342	7,329	7,227	3,388

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.18	$14.36	$13.53	$12.34	$11.92
End of period	$12.28	$10.18	$14.36	$13.53	$12.34
Accumulation units outstanding
at the end of period	10,782	15,704	17,505	21,791	22,903

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.64	$25.35	$24.14	$21.73	$21.47
End of period	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding
at the end of period	570	589	603	598	488

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.76	$11.77	$11.50	$11.26	$11.21
End of period	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding
at the end of period	7,118	12,591	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.82	$21.21	$20.13	$17.03	$15.95
End of period	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding
at the end of period	1,540	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.37	$29.31	$27.24	$24.52	$23.21
End of period	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding
at the end of period	1,237	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.73	$40.92	$35.73	$34.23	$29.78
End of period	$34.06	$23.73	$40.92	$35.73	$34.23
Accumulation units outstanding
at the end of period	133	-	57	57	-

JNL/T.Rowe Price Short-Term Bond
Division1185
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.15	$10.12	N/A
End of period	$10.05	$9.56	$10.40	$10.15	N/A
Accumulation units outstanding
at the end of period	1,489	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.45
End of period	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2180

Accumulation unit value:
Beginning of period	$13.58	N/A	N/A	N/A	N/A
End of period	$13.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	585	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.35	$11.52	$10.49
End of period	$10.37	$8.01	$12.75	$15.35	$11.52
Accumulation units outstanding
at the end of period	6,266	1,434	759	561	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.89	$17.14	$15.98	$13.34	$12.04
End of period	$13.24	$9.89	$17.14	$15.98	$13.34
Accumulation units outstanding
at the end of period	34,284	30,138	24,471	756	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.26	$13.57	$12.00	$11.38	$10.73
End of period	$10.03	$8.26	$13.57	$12.00	$11.38
Accumulation units outstanding
at the end of period	2,487	1,041	826	261	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.80	$14.94	$13.73	$12.27	$11.22
End of period	$11.59	$8.80	$14.94	$13.73	$12.27
Accumulation units outstanding
at the end of period	4,571	93	86	90	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.40	$11.99	$11.37	$10.50	$9.66
End of period	$10.06	$8.40	$11.99	$11.37	$10.50
Accumulation units outstanding
at the end of period	4,476	2,490	850	-	-

JNL/Capital Guardian Global Diversified
Research Division1136
Accumulation unit value:
Beginning of period	$15.51	$27.60	$23.42	$21.75	N/A
End of period	$20.95	$15.51	$27.60	$23.42	N/A
Accumulation units outstanding
at the end of period	2,104	1,502	-	-	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$6.76	N/A	N/A	N/A	N/A
End of period	$6.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,888	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.47	$26.78	$24.98	$24.44	$23.41
End of period	$20.38	$15.47	$26.78	$24.98	$24.44
Accumulation units outstanding
at the end of period	6,854	259	772	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$13.60	$10.79	N/A	N/A
End of period	$9.49	$6.48	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	57,575	39,190	26,555	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.46	$9.74	N/A	N/A	N/A
End of period	$7.88	$6.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,375	7,314	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.34	$17.35	$17.66	$16.09	$15.71
End of period	$13.52	$10.34	$17.35	$17.66	$16.09
Accumulation units outstanding
at the end of period	-	4,320	393	-	-

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.07	$20.73	N/A	N/A	N/A
End of period	$18.63	$14.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,147	1,039	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.37	N/A	N/A
End of period	$7.83	$6.16	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	30,367	19,158	18,075	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.71	$9.84	$10.03	N/A	N/A
End of period	$7.30	$5.71	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	1,466	-	513	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1096
Accumulation unit value:
Beginning of period	$7.38	$10.76	$10.81	$9.85	N/A
End of period	$9.59	$7.38	$10.76	$10.81	N/A
Accumulation units outstanding
at the end of period	5,076	1,694	3,688	1,298	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$10.14	N/A	N/A
End of period	$7.36	$5.95	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	3,260	3,262	2,623	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1016
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$11.62	N/A
End of period	$9.77	$7.49	$11.46	$12.49	N/A
Accumulation units outstanding
at the end of period	1,461	529	428	431	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.94	$18.28	$17.49	$17.09	$17.03
End of period	$18.89	$16.94	$18.28	$17.49	$17.09
Accumulation units outstanding
at the end of period	3,833	2,166	323	969	-

JNL/Goldman Sachs Emerging Markets
Debt Division1944
Accumulation unit value:
Beginning of period	$9.63	$9.47	N/A	N/A	N/A
End of period	$11.56	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,858	569	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.49	N/A	N/A
End of period	$10.31	$7.96	$12.74	N/A	N/A
Accumulation units outstanding
at the end of period	183	148	73	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division2180

Accumulation unit value:
Beginning of period	$10.28	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,008	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.71	$16.06	$14.68	$11.39	$10.16
End of period	$11.08	$8.71	$16.06	$14.68	$11.39
Accumulation units outstanding
at the end of period	11,051	34,437	30,416	6,922	365

JNL/JPMorgan MidCap Growth Division1141

Accumulation unit value:
Beginning of period	$12.50	$23.03	$21.84	$19.33	N/A
End of period	$17.46	$12.50	$23.03	$21.84	N/A
Accumulation units outstanding
at the end of period	850	42	-	-	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.57	$14.96	$14.39	$14.26	$14.33
End of period	$15.77	$15.57	$14.96	$14.39	$14.26
Accumulation units outstanding
at the end of period	5,983	16,826	-	-	-

JNL/Lazard Emerging Markets Division1061

Accumulation unit value:
Beginning of period	$6.80	$13.94	$10.82	$10.00	N/A
End of period	$11.41	$6.80	$13.94	$10.82	N/A
Accumulation units outstanding
at the end of period	64,862	27,324	11,557	410	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.93	$18.33	$19.27	$17.21	$15.83
End of period	$14.92	$10.93	$18.33	$19.27	$17.21
Accumulation units outstanding
at the end of period	5,537	770	4,057	462	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.76	$14.60	$16.04	$14.05	$13.17
End of period	$8.25	$8.76	$14.60	$16.04	$14.05
Accumulation units outstanding
at the end of period	-	111	80	215	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.57	N/A	N/A	N/A	N/A
End of period	$11.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	429	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1338
Accumulation unit value:
Beginning of period	$6.08	$9.77	$10.37	N/A	N/A
End of period	$7.41	$6.08	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	45,855	32,622	15,187	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.13	$11.27	$11.87	$11.41	N/A
End of period	$10.66	$7.13	$11.27	$11.87	N/A
Accumulation units outstanding
at the end of period	3,964	5,782	5,570	5,942	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.48	$11.33	$10.90	$10.76	$10.80
End of period	$11.86	$11.48	$11.33	$10.90	$10.76
Accumulation units outstanding
at the end of period	16,840	21,876	31,405	17,330	1,756

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.42	$5.80	$5.70	$4.28	$4.27
End of period	$4.20	$3.42	$5.80	$5.70	$4.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.56	N/A	N/A	N/A	N/A
End of period	$8.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	162	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.10	$10.31	$10.95	N/A	N/A
End of period	$5.99	$5.10	$10.31	N/A	N/A
Accumulation units outstanding
at the end of period	18,449	27,340	24,855	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.66	$9.32	$9.19	$8.05	$7.81
End of period	$5.27	$5.66	$9.32	$9.19	$8.05
Accumulation units outstanding
at the end of period	-	1,739	1,987	1,212	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.07	N/A	N/A	N/A	N/A
End of period	$11.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	693	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.41	$11.22	$13.90	$11.99	$11.34
End of period	$6.27	$5.41	$11.22	$13.90	$11.99
Accumulation units outstanding
at the end of period	4,341	2,384	732	436	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.85	$11.79	$11.22	$10.80	$10.17
End of period	$10.46	$8.85	$11.79	$11.22	$10.80
Accumulation units outstanding
at the end of period	1,617	3,469	2,449	1,621	-

JNL/MCM Index 5 Division1318

Accumulation unit value:
Beginning of period	$6.75	$9.85	$10.15	N/A	N/A
End of period	$8.25	$6.75	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	5,371	7,468	7,867	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.81	$19.39	$17.98	$14.65	$13.58
End of period	$13.66	$10.81	$19.39	$17.98	$14.65
Accumulation units outstanding
at the end of period	22,114	22,510	20,683	7,467	1,117

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.60	$13.54	$13.66	$11.77	$10.54
End of period	$9.22	$7.60	$13.54	$13.66	$11.77
Accumulation units outstanding
at the end of period	199,106	206,331	224,466	123,118	5,764

JNL/MCM JNL Optimized 5 Division1147

Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.82	N/A
End of period	$8.39	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding
at the end of period	23,142	26,247	5,323	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.11	$12.45	$12.07	N/A	N/A
End of period	$9.32	$7.11	$12.45	N/A	N/A
Accumulation units outstanding
at the end of period	1,956	4,101	6,319	N/A	N/A

JNL/MCM NYSE International 25
Division1348
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.67	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A
Accumulation units outstanding
at the end of period	5,303	8,733	8,827	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.00	$34.58	$26.17	$22.17	$16.76
End of period	$24.63	$21.00	$34.58	$26.17	$22.17
Accumulation units outstanding
at the end of period	6,821	2,650	2,385	1,050	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.75	N/A	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	385	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division1450

Accumulation unit value:
Beginning of period	$7.01	$10.66	$10.85	N/A	N/A
End of period	$8.13	$7.01	$10.66	N/A	N/A
Accumulation units outstanding
at the end of period	2,926	1,503	5,409	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.40	$15.41	$14.68	$13.70	$12.84
End of period	$12.67	$9.40	$15.41	$14.68	$13.70
Accumulation units outstanding
at the end of period	7,922	12,084	10,654	6,016	1,468

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.33	$12.02	$11.73	$10.43	$10.33
End of period	$9.02	$7.33	$12.02	$11.73	$10.43
Accumulation units outstanding
at the end of period	22,819	29,247	26,869	14,123	1,876

JNL/MCM S&P SMid 60 Division1348

Accumulation unit value:
Beginning of period	$5.99	$8.79	$10.21	N/A	N/A
End of period	$9.46	$5.99	$8.79	N/A	N/A
Accumulation units outstanding
at the end of period	3,316	5,448	6,704	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.24	$17.49	$19.67	N/A	N/A
End of period	$10.50	$10.24	$17.49	N/A	N/A
Accumulation units outstanding
at the end of period	1,769	1,792	1,645	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.12	$14.34	$15.00	$13.06	$12.64
End of period	$11.35	$9.12	$14.34	$15.00	$13.06
Accumulation units outstanding
at the end of period	9,338	12,140	11,506	6,116	1,509

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.61	$6.53	$5.84	$5.46	$5.26
End of period	$5.78	$3.61	$6.53	$5.84	$5.46
Accumulation units outstanding
at the end of period	14,007	3,217	2,735	1,195	-

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.94	$17.40	$17.50	N/A	N/A
End of period	$10.01	$8.94	$17.40	N/A	N/A
Accumulation units outstanding
at the end of period	34,024	40,596	39,652	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.86	$14.06	$13.00	$11.86	$11.95
End of period	$9.52	$7.86	$14.06	$13.00	$11.86
Accumulation units outstanding
at the end of period	5,660	11,659	8,996	5,936	940

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.36	$14.46	$13.92	$12.18	$10.54
End of period	$11.38	$8.36	$14.46	$13.92	$12.18
Accumulation units outstanding
at the end of period	2,637	2,428	6,594	964	-

JNL/PAM Asia ex-Japan Division1774

Accumulation unit value:
Beginning of period	$4.77	$8.89	N/A	N/A	N/A
End of period	$7.91	$4.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,798	4,353	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.13	$7.81	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,229	5,190	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.20	$10.98	N/A	N/A	N/A
End of period	$11.69	$10.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,074	6,073	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.75	$14.02	$13.26	$13.11	$13.12
End of period	$15.51	$13.75	$14.02	$13.26	$13.11
Accumulation units outstanding
at the end of period	16,818	7,020	1,659	1,831	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$11.50	$19.78	$21.82	$19.64	$17.59
End of period	$14.23	$11.50	$19.78	$21.82	$19.64
Accumulation units outstanding
at the end of period	-	352	320	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.62	$12.74	$13.18	$12.21	$12.20
End of period	$12.32	$8.62	$12.74	$13.18	$12.21
Accumulation units outstanding
at the end of period	12,719	1,314	942	401	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.77	$18.94	$20.54	$18.60	$17.96
End of period	$13.80	$9.77	$18.94	$20.54	$18.60
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.02	N/A	N/A	N/A	N/A
End of period	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	502	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.62	$9.84	N/A	N/A	N/A
End of period	$9.18	$6.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,296	10,860	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.14	N/A	N/A	N/A	N/A
End of period	$9.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,095	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.51	$10.13	N/A	N/A	N/A
End of period	$8.70	$7.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,483	1,500	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.65	$10.44	$10.09	N/A	N/A
End of period	$7.98	$6.65	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	178	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$6.83	N/A	N/A	N/A	N/A
End of period	$8.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,467	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.10	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,483	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.04	$15.21	$14.26	$12.63	$11.68
End of period	$11.58	$9.04	$15.21	$14.26	$12.63
Accumulation units outstanding
at the end of period	223,943	215,720	181,609	76,560	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.62	$11.42	$10.99	$10.43	$10.25
End of period	$10.67	$9.62	$11.42	$10.99	$10.43
Accumulation units outstanding
at the end of period	10,970	-	-	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.53	$15.09	$14.21	$12.74	$12.14
End of period	$11.92	$9.53	$15.09	$14.21	$12.74
Accumulation units outstanding
at the end of period	38,072	32,012	30,522	18,471	5,264

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.63	$10.78	$10.37
End of period	$10.91	$9.42	$12.24	$11.63	$10.78
Accumulation units outstanding
at the end of period	16,438	7,558	5,233	-	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.15	$14.33	$13.50	$12.32	$11.90
End of period	$12.25	$10.15	$14.33	$13.50	$12.32
Accumulation units outstanding
at the end of period	52,211	52,493	32,125	20,921	1,709

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1147

Accumulation unit value:
Beginning of period	$8.78	$10.97	$10.51	$10.12	N/A
End of period	$9.80	$8.78	$10.97	$10.51	N/A
Accumulation units outstanding
at the end of period	-	-	2,628	-	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$9.21	N/A	N/A	N/A	N/A
End of period	$8.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	442	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.59	$25.29	$24.08	$21.68	$20.83
End of period	$22.91	$19.59	$25.29	$24.08	$21.68
Accumulation units outstanding
at the end of period	1,142	1,363	603	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.74	$11.76	$11.49	$11.24	$11.19
End of period	$11.49	$11.74	$11.76	$11.49	$11.24
Accumulation units outstanding
at the end of period	6,612	52,883	426	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.80	$21.19	$20.11	$17.02	$15.94
End of period	$16.72	$13.80	$21.19	$20.11	$17.02
Accumulation units outstanding
at the end of period	10,460	1,632	5,434	579	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.33	$29.24	$27.18	$24.46	$23.16
End of period	$22.89	$16.33	$29.24	$27.18	$24.46
Accumulation units outstanding
at the end of period	9,803	666	526	23	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.67	$40.81	$35.64	$34.15	$29.72
End of period	$33.96	$23.67	$40.81	$35.64	$34.15
Accumulation units outstanding
at the end of period	2,853	718	493	159	-

JNL/T.Rowe Price Short-Term Bond
Division1096
Accumulation unit value:
Beginning of period	$9.55	$10.40	$10.15	$9.97	N/A
End of period	$10.04	$9.55	$10.40	$10.15	N/A
Accumulation units outstanding
at the end of period	4,379	6,502	420	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.46
End of period	$11.84	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding
at the end of period	2,240	224	208	204	-

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.98	$12.72	$15.33	$11.52	$11.19
End of period	$10.33	$7.98	$12.72	$15.33	$11.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division994

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	$8.35	$11.92	$11.31	$10.46	$9.50
End of period	$9.98	$8.35	$11.92	$11.31	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.34	$27.32	$23.20	$20.97	$20.43
End of period	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.30	$26.51	$24.75	$24.24	$23.23
End of period	$20.14	$15.30	$26.51	$24.75	$24.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.69	N/A	N/A	N/A	N/A
End of period	$18.44	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	73	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.75	$18.10	$17.32	$16.95	$16.90
End of period	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding
at the end of period	284	315	332	326	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division994
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.64	$15.94	$14.58	$11.31	$9.58
End of period	$10.97	$8.64	$15.94	$14.58	$11.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.37	$22.80	$21.63	$19.77	$17.25
End of period	$17.26	$12.37	$22.80	$21.63	$19.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.40	$14.80	$14.26	$14.14	$14.22
End of period	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.84	$18.19	$19.13	$17.11	$15.74
End of period	$14.78	$10.84	$18.19	$19.13	$17.11
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.69	$14.49	$15.92	$13.97	$13.10
End of period	$8.18	$8.69	$14.49	$15.92	$13.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.08	$11.20	$11.80	$11.35	N/A
End of period	$10.57	$7.08	$11.20	$11.80	N/A
Accumulation units outstanding
at the end of period	2,676	2,676	-	-	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.42	$11.28	$10.86	$10.73	$10.81
End of period	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.62	$9.25	$9.14	$8.01	$7.77
End of period	$5.23	$5.62	$9.25	$9.14	$8.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.37	$11.14	$13.81	$11.92	$11.29
End of period	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.75	$19.30	$17.91	$14.61	$12.88
End of period	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding
at the end of period	92	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.58	$13.51	$13.64	$11.76	$10.55
End of period	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding
at the end of period	21,738	22,500	12,994	13,320	9,199

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.71	N/A	N/A	N/A	N/A
End of period	$9.28	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,799	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$20.83	$34.34	$26.00	$22.04	$16.68
End of period	$24.42	$20.83	$34.34	$26.00	$22.04
Accumulation units outstanding
at the end of period	51	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.35	$15.34	$14.62	$13.65	$12.15
End of period	$12.59	$9.35	$15.34	$14.62	$13.65
Accumulation units outstanding
at the end of period	105	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.28	$11.97	$11.68	$10.40	$10.07
End of period	$8.96	$7.28	$11.97	$11.68	$10.40
Accumulation units outstanding
at the end of period	13,848	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.17	$16.93	N/A	N/A	N/A
End of period	$10.41	$10.17	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,564	1,564	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.07	$14.28	$14.94	$13.02	$12.27
End of period	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.58	$6.49	$5.80	$5.44	$5.24
End of period	$5.73	$3.58	$6.49	$5.80	$5.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.30	$14.38	$13.86	$12.14	$10.51
End of period	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.63	$13.91	$13.16	$12.98	$13.05
End of period	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding
at the end of period	2,733	616	658	630	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.54	$12.64	$13.09	$12.12	$12.13
End of period	$12.20	$8.54	$12.64	$13.09	$12.12
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.97	$15.09	$14.17	$12.55	$11.62
End of period	$11.47	$8.97	$15.09	$14.17	$12.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.45	$14.97	$14.11	$12.66	$11.85
End of period	$11.81	$9.45	$14.97	$14.11	$12.66
Accumulation units outstanding
at the end of period	108	2,770	2,773	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.07	$14.22	$13.41	$12.24	$12.28
End of period	$12.13	$10.07	$14.22	$13.41	$12.24
Accumulation units outstanding
at the end of period	8,214	9,730	9,181	9,359	9,394

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.37	$25.03	$23.86	$21.50	$20.67
End of period	$22.64	$19.37	$25.03	$23.86	$21.50
Accumulation units outstanding
at the end of period	56	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.60	$11.63	$11.37	$11.14	$11.11
End of period	$11.34	$11.60	$11.63	$11.37	$11.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.73	$21.10	$20.04	$16.98	$15.92
End of period	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding
at the end of period	76	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.15	$28.94	$26.93	$24.26	$22.98
End of period	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.41	$40.40	$35.31	$33.87	$29.49
End of period	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding
at the end of period	39	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.77	$15.08	$15.32	$13.07	$12.39
End of period	$11.73	$8.77	$15.08	$15.32	$13.07
Accumulation units outstanding
at the end of period	1,511	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1021

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.72	$16.87	$15.75	$13.17	$11.90
End of period	$13.00	$9.72	$16.87	$15.75	$13.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.72	$14.82	$13.64	$13.03	$11.17
End of period	$11.47	$8.72	$14.82	$13.64	$12.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.21	$26.36	$24.62	$24.12	$23.13
End of period	$20.01	$15.21	$26.36	$24.62	$24.12
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1021
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.65	$17.99	$17.23	$16.87	$16.82
End of period	$18.55	$16.65	$17.99	$17.23	$16.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.59	$15.87	$14.52	$11.28	$9.55
End of period	$10.92	$8.59	$15.87	$14.52	$11.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.29	$22.67	$21.52	$19.68	$18.67
End of period	$17.15	$12.29	$22.67	$21.52	$19.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.30	$14.72	$14.18	$14.07	$14.16
End of period	$15.49	$15.30	$14.72	$14.18	$14.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.79	$18.11	$19.06	$17.05	$15.70
End of period	$14.70	$10.79	$18.11	$19.06	$17.05
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.05	$11.15	$11.76	$11.31	N/A
End of period	$10.52	$7.05	$11.15	$11.76	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.43	$11.30	$10.88	$10.76	$10.83
End of period	$11.80	$11.43	$11.30	$10.88	$10.76
Accumulation units outstanding
at the end of period	2,869	4,859	7,372	9,107	6,721

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.59	$9.22	$9.10	$7.98	$7.75
End of period	$5.20	$5.59	$9.22	$9.10	$7.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division1045

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.76	$19.31	$17.93	$14.63	$13.59
End of period	$13.57	$10.76	$19.31	$17.93	$14.63
Accumulation units outstanding
at the end of period	2,808	5,059	4,617	5,706	5,044

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.56	$13.49	$13.63	$11.75	$11.26
End of period	$9.16	$7.56	$13.49	$13.63	$11.75
Accumulation units outstanding
at the end of period	3,214	4,613	3,238	1,336	1,456

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$20.74	$34.21	$25.91	$24.52	$16.64
End of period	$24.31	$20.74	$34.21	$25.91	$21.98
Accumulation units outstanding
at the end of period	1,744	1,788	1,896	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.32	$15.30	$14.59	$13.63	$12.29
End of period	$12.55	$9.32	$15.30	$14.59	$13.63
Accumulation units outstanding
at the end of period	3,050	5,785	5,741	6,886	5,345

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.26	$11.93	$11.66	$10.38	$9.84
End of period	$8.93	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding
at the end of period	4,271	7,369	7,342	8,635	6,927

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.09	$14.32	$14.99	$13.08	$12.68
End of period	$11.30	$9.09	$14.32	$14.99	$13.08
Accumulation units outstanding
at the end of period	3,427	5,940	6,131	6,781	5,503

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.57	$13.85	$13.11	$12.98	$12.99
End of period	$15.29	$13.57	$13.85	$13.11	$12.98
Accumulation units outstanding
at the end of period	770	1,172	1,386	1,355	1,224

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.50	$12.57	$13.03	$12.32	$12.10
End of period	$12.13	$8.50	$12.57	$13.03	$12.09
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.92	$15.03	$14.11	$12.51	$11.59
End of period	$11.41	$8.92	$15.03	$14.11	$12.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.80	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,666	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.40	$14.91	$14.05	$12.62	$11.81
End of period	$11.75	$9.40	$14.91	$14.05	$12.62
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.34	$12.16	$11.57	$10.74	$10.53
End of period	$10.82	$9.34	$12.16	$11.57	$10.74
Accumulation units outstanding
at the end of period	3,271	4,839	4,634	4,682	4,605

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.02	$14.16	$13.36	$12.20	$11.58
End of period	$12.07	$10.02	$14.16	$13.36	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.27	$40.17	$35.13	$33.70	$29.36
End of period	$33.34	$23.27	$40.17	$35.13	$33.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.73	$15.03	$15.27	$13.04	$12.36
End of period	$11.68	$8.73	$15.03	$15.27	$13.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2062

Accumulation unit value:
Beginning of period	$11.21	N/A	N/A	N/A	N/A
End of period	$13.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,062	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.97	$12.70	$15.32	$11.51	$10.38
End of period	$10.30	$7.97	$12.70	$15.32	$11.51
Accumulation units outstanding
at the end of period	2,793	967	-	1,370	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.70	$16.84	$15.72	$13.15	$11.88
End of period	$12.97	$9.70	$16.84	$15.72	$13.15
Accumulation units outstanding
at the end of period	-	470	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.18	$13.45	$11.91	$11.51	$10.68
End of period	$9.92	$8.18	$13.45	$11.91	$11.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.71	$14.81	$13.63	$12.20	$11.17
End of period	$11.45	$8.71	$14.81	$13.63	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.30	$11.87	$11.27	$10.42	$9.59
End of period	$9.92	$8.30	$11.87	$11.27	$10.42
Accumulation units outstanding
at the end of period	4,055	1,742	933	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.22	$27.12	$23.04	$20.84	$20.31
End of period	$20.52	$15.22	$27.12	$23.04	$20.84
Accumulation units outstanding
at the end of period	-	111	146	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.51	N/A	N/A	N/A	N/A
End of period	$6.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	252	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.18	$26.31	$24.58	$24.08	$23.09
End of period	$19.96	$15.18	$26.31	$24.58	$24.08
Accumulation units outstanding
at the end of period	11,169	252	5,867	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.46	$13.61	N/A	N/A	N/A
End of period	$9.45	$6.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,028	2,220	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.44	$10.46	N/A	N/A	N/A
End of period	$7.85	$6.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,645	1,447	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.84	$22.98	$21.01	$17.93	$17.20
End of period	$18.29	$13.84	$22.98	$21.01	$17.93
Accumulation units outstanding
at the end of period	711	694	748	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.14	$9.86	$9.93	N/A	N/A
End of period	$7.80	$6.14	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	35,171	42,938	35,232	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.84	N/A	N/A	N/A	N/A
End of period	$7.27	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,405	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1161
Accumulation unit value:
Beginning of period	$7.36	$10.73	$10.80	$10.33	N/A
End of period	$9.54	$7.36	$10.73	$10.80	N/A
Accumulation units outstanding
at the end of period	1,116	2,153	2,207	1,522	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.08	N/A	N/A	N/A	N/A
End of period	$7.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	326	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1123
Accumulation unit value:
Beginning of period	$7.63	N/A	N/A	N/A	N/A
End of period	$9.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,501	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.62	$17.96	$17.20	$16.59	$16.80
End of period	$18.51	$16.62	$17.96	$17.20	$16.84
Accumulation units outstanding
at the end of period	5,525	5,612	2,289	1,312	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.09	N/A	N/A	N/A	N/A
End of period	$10.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	491	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.58	$15.84	$14.50	$11.26	$9.54
End of period	$10.90	$8.58	$15.84	$14.50	$11.26
Accumulation units outstanding
at the end of period	320	712	178	768	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.26	$22.63	$21.48	$19.65	$18.64
End of period	$17.11	$12.26	$22.63	$21.48	$19.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.27	$14.69	$14.16	$14.05	$14.14
End of period	$15.45	$15.27	$14.69	$14.16	$14.05
Accumulation units outstanding
at the end of period	510	330	2,694	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.78	$13.80	N/A	N/A	N/A
End of period	$11.35	$6.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,572	235	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.77	$18.08	$19.03	$17.03	$16.17
End of period	$14.67	$10.77	$18.08	$19.03	$17.03
Accumulation units outstanding
at the end of period	345	665	536	117	163

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.63	$14.40	$15.84	$13.90	$13.31
End of period	$8.12	$8.63	$14.40	$15.84	$13.90
Accumulation units outstanding
at the end of period	-	401	371	140	195

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.07	$8.12	N/A	N/A	N/A
End of period	$7.38	$6.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,091	7,222	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.04	$11.14	$11.75	$11.30	N/A
End of period	$10.50	$7.04	$11.14	$11.75	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.37	$11.24	$10.82	$10.70	$10.79
End of period	$11.73	$11.37	$11.24	$10.82	$10.70
Accumulation units outstanding
at the end of period	-	-	371	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.38	$5.73	$5.63	$4.24	$4.23
End of period	$4.14	$3.38	$5.73	$5.63	$4.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$7.10	N/A	N/A	N/A	N/A
End of period	$8.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	193	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.08	$10.28	$10.92	N/A	N/A
End of period	$5.96	$5.08	$10.28	N/A	N/A
Accumulation units outstanding
at the end of period	59,781	58,995	21,312	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	$5.59	$6.80	N/A	N/A	N/A
End of period	$5.19	$5.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,454	N/A	N/A	N/A

JNL/MCM European 30 Division1935

Accumulation unit value:
Beginning of period	$8.58	$7.38	N/A	N/A	N/A
End of period	$11.80	$8.58	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	512	580	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.34	$11.08	$13.75	$13.52	$11.26
End of period	$6.18	$5.34	$11.08	$13.75	$11.88
Accumulation units outstanding
at the end of period	10,941	6,430	169	780	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.73	$11.65	$11.10	$10.71	$10.09
End of period	$10.30	$8.73	$11.65	$11.10	$10.71
Accumulation units outstanding
at the end of period	2,017	2,798	-	960	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.73	$9.37	N/A	N/A	N/A
End of period	$8.22	$6.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219	10,645	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.71	$19.23	$17.85	$14.57	$12.86
End of period	$13.51	$10.71	$19.23	$17.85	$14.57
Accumulation units outstanding
at the end of period	1,017	572	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.56	$13.48	$13.62	$11.75	$10.67
End of period	$9.15	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding
at the end of period	188,418	194,602	76,211	37,864	-

JNL/MCM JNL Optimized 5 Division1176

Accumulation unit value:
Beginning of period	$6.21	$11.81	$10.66	$10.18	N/A
End of period	$8.35	$6.21	$11.81	$10.66	N/A
Accumulation units outstanding
at the end of period	34,596	32,033	17,506	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.07	$12.19	N/A	N/A	N/A
End of period	$9.25	$7.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,803	3,386	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.06	$11.47	N/A	N/A	N/A
End of period	$8.05	$6.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,129	8,878	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$20.71	$34.17	$25.89	$21.96	$16.63
End of period	$24.27	$20.71	$34.17	$25.89	$21.96
Accumulation units outstanding
at the end of period	1,022	898	64	2,015	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.31	$15.28	$14.58	$13.62	$12.13
End of period	$12.53	$9.31	$15.28	$14.58	$13.62
Accumulation units outstanding
at the end of period	294	299	183	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.25	$11.92	$11.65	$10.38	$10.05
End of period	$8.92	$7.25	$11.92	$11.65	$10.38
Accumulation units outstanding
at the end of period	4,322	311	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$5.98	$8.61	N/A	N/A	N/A
End of period	$9.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,859	5,065	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.11	$16.85	N/A	N/A	N/A
End of period	$10.34	$10.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	430	487	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.03	$14.22	$14.89	$12.99	$12.25
End of period	$11.22	$9.03	$14.22	$14.89	$12.99
Accumulation units outstanding
at the end of period	3,266	133	-	-	-

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.56	$6.45	$5.77	$5.27	$5.22
End of period	$5.70	$3.56	$6.45	$5.77	$5.41
Accumulation units outstanding
at the end of period	1,618	1,996	789	-	-

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.88	$17.32	$17.42	N/A	N/A
End of period	$9.94	$8.88	$17.32	N/A	N/A
Accumulation units outstanding
at the end of period	13,981	15,638	6,128	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.81	$14.00	$12.96	$11.84	$11.13
End of period	$9.45	$7.81	$14.00	$12.96	$11.84
Accumulation units outstanding
at the end of period	7,892	11,925	1,834	1,861	2,579

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.27	$14.33	$13.81	$12.22	$10.49
End of period	$11.24	$8.27	$14.33	$13.81	$12.10
Accumulation units outstanding
at the end of period	467	237	-	776	-

JNL/PAM Asia ex-Japan Division1774

Accumulation unit value:
Beginning of period	$4.76	$8.89	N/A	N/A	N/A
End of period	$7.88	$4.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,459	683	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.12	$7.81	N/A	N/A	N/A
End of period	$7.33	$4.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,856	756	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.17	$10.97	N/A	N/A	N/A
End of period	$11.64	$10.17	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,906	883	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.55	$13.83	$13.09	$12.97	$13.00
End of period	$15.26	$13.55	$13.83	$13.09	$12.97
Accumulation units outstanding
at the end of period	15,122	7,186	4,193	1,710	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.48	$12.56	$13.01	$12.07	$12.08
End of period	$12.11	$8.48	$12.56	$13.01	$12.07
Accumulation units outstanding
at the end of period	10,789	963	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.58	$18.61	$20.21	$18.32	$17.72
End of period	$13.52	$9.58	$18.61	$20.21	$18.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.61	$9.84	N/A	N/A	N/A
End of period	$9.15	$6.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,182	8,172	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.58	N/A	N/A	N/A	N/A
End of period	$8.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,337	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.05	$9.54	N/A	N/A	N/A
End of period	$8.50	$7.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,046	2,345	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.91	$15.01	$14.09	$12.33	$11.57
End of period	$11.39	$8.91	$15.01	$14.09	$12.50
Accumulation units outstanding
at the end of period	3,121	3,072	1,816	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.56	$11.36	$10.96	$10.41	$10.25
End of period	$10.59	$9.56	$11.36	$10.96	$10.41
Accumulation units outstanding
at the end of period	16,079	5,616	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.39	$14.88	$14.04	$12.60	$11.80
End of period	$11.73	$9.39	$14.88	$14.04	$12.60
Accumulation units outstanding
at the end of period	30,642	25,661	16,134	8,151	-

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.34	$12.15	$11.56	$10.73	$10.38
End of period	$10.81	$9.34	$12.15	$11.56	$10.73
Accumulation units outstanding
at the end of period	6,023	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.00	$14.14	$13.34	$12.19	$11.57
End of period	$12.05	$10.00	$14.14	$13.34	$12.19
Accumulation units outstanding
at the end of period	33,475	32,020	1,457	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.74	$10.20	N/A	N/A	N/A
End of period	$9.75	$8.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,005	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.31	$9.65	N/A	N/A	N/A
End of period	$8.80	$6.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,270	1,288	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.22	$24.84	$23.69	$21.36	$20.28
End of period	$22.44	$19.22	$24.84	$23.69	$21.36
Accumulation units outstanding
at the end of period	1,035	614	580	471	653

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.50	$11.54	$11.29	$11.18	$11.04
End of period	$11.24	$11.50	$11.54	$11.29	$11.07
Accumulation units outstanding
at the end of period	8,791	62,424	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.68	$21.03	$19.99	$16.95	$15.89
End of period	$16.55	$13.68	$21.03	$19.99	$16.95
Accumulation units outstanding
at the end of period	762	769	815	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.02	$28.72	$26.74	$23.71	$22.85
End of period	$22.43	$16.02	$28.72	$26.74	$24.10
Accumulation units outstanding
at the end of period	1,834	-	1,027	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.22	$40.10	$35.06	$33.65	$29.32
End of period	$33.27	$23.22	$40.10	$35.06	$33.65
Accumulation units outstanding
at the end of period	3,815	242	162	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.72	$15.01	$15.26	$13.03	$12.35
End of period	$11.66	$8.72	$15.01	$15.26	$13.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1041

Accumulation unit value:
Beginning of period	$7.96	$12.70	$15.32	$13.05	N/A
End of period	$10.30	$7.96	$12.70	$15.32	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/AIM International Growth Division1027

Accumulation unit value:
Beginning of period	$9.69	$16.82	$15.71	$13.63	N/A
End of period	$12.95	$9.69	$16.82	$15.71	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.17	$13.44	$11.90	$11.31	$10.68
End of period	$9.91	$8.17	$13.44	$11.90	$11.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.70	$14.80	$13.62	$12.20	$11.17
End of period	$11.45	$8.70	$14.80	$13.62	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.16	$26.28	$24.55	$24.05	$23.07
End of period	$19.94	$15.16	$26.28	$24.55	$24.05
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.82	$22.95	$20.99	$17.92	$17.18
End of period	$18.27	$13.82	$22.95	$20.99	$17.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1097
Accumulation unit value:
Beginning of period	$7.36	$10.73	$10.80	$9.84	N/A
End of period	$9.54	$7.36	$10.73	$10.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.59	$17.94	$17.18	$16.82	$16.78
End of period	$18.48	$16.59	$17.94	$17.18	$16.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.57	$15.83	$14.49	$11.25	$10.05
End of period	$10.88	$8.57	$15.83	$14.49	$11.25
Accumulation units outstanding
at the end of period	2,392	2,442	2,485	2,658	3,009

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.25	$14.67	$14.14	$14.04	$14.13
End of period	$15.43	$15.25	$14.67	$14.14	$14.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1166

Accumulation unit value:
Beginning of period	$6.77	$13.90	$10.81	$9.42	N/A
End of period	$11.35	$6.77	$13.90	$10.81	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.76	$18.07	$19.02	$17.01	$15.67
End of period	$14.66	$10.76	$18.07	$19.02	$17.01
Accumulation units outstanding
at the end of period	819	927	1,009	1,485	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.62	$14.39	$15.83	$13.89	$13.27
End of period	$8.12	$8.62	$14.39	$15.83	$13.89
Accumulation units outstanding
at the end of period	-	2,288	2,448	2,174	2,329

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1379
Accumulation unit value:
Beginning of period	$6.07	$9.76	$9.50	N/A	N/A
End of period	$7.38	$6.07	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	2,932	3,356	3,563	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.03	$11.13	$11.74	$11.30	N/A
End of period	$10.49	$7.03	$11.13	$11.74	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.36	$11.23	$10.82	$10.70	$10.78
End of period	$11.72	$11.36	$11.23	$10.82	$10.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.37	$5.73	$5.63	$4.24	$4.23
End of period	$4.13	$3.37	$5.73	$5.63	$4.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.58	$9.20	$9.09	$7.97	$7.74
End of period	$5.19	$5.58	$9.20	$9.09	$7.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.33	$11.08	$13.74	$11.87	$11.24
End of period	$6.17	$5.33	$11.08	$13.74	$11.87
Accumulation units outstanding
at the end of period	6,963	5,996	6,305	3,275	1,819

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.72	$11.64	$11.09	$10.70	$10.27
End of period	$10.29	$8.72	$11.64	$11.09	$10.70
Accumulation units outstanding
at the end of period	2,753	3,486	3,825	3,873	2,017

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.70	$19.22	$17.85	$14.57	$12.85
End of period	$13.50	$10.70	$19.22	$17.85	$14.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.55	$13.48	$13.62	$11.75	$10.67
End of period	$9.15	$7.55	$13.48	$13.62	$11.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.69	$34.13	$25.87	$21.95	$19.93
End of period	$24.24	$20.69	$34.13	$25.87	$21.95
Accumulation units outstanding
at the end of period	1,096	1,250	1,384	1,310	969

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.30	$15.27	$14.57	$13.62	$12.13
End of period	$12.52	$9.30	$15.27	$14.57	$13.62
Accumulation units outstanding
at the end of period	198	219	238	237	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.25	$11.92	$11.64	$10.37	$10.05
End of period	$8.91	$7.25	$11.92	$11.64	$10.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.10	$17.27	$19.45	N/A	N/A
End of period	$10.33	$10.10	$17.27	N/A	N/A
Accumulation units outstanding
at the end of period	245	200	195	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.02	$14.22	$14.89	$12.99	$12.24
End of period	$11.21	$9.02	$14.22	$14.89	$12.99
Accumulation units outstanding
at the end of period	1,999	-	-	-	-

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.56	$6.45	$5.77	$5.41	$5.17
End of period	$5.69	$3.56	$6.45	$5.77	$5.41
Accumulation units outstanding
at the end of period	5,581	6,887	7,064	7,616	4,006

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.26	$14.32	$13.80	$12.59	$10.49
End of period	$11.24	$8.26	$14.32	$13.80	$12.10
Accumulation units outstanding
at the end of period	2,005	2,281	2,454	2,324	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.53	$13.81	$13.08	$12.96	$12.97
End of period	$15.24	$13.53	$13.81	$13.08	$12.96
Accumulation units outstanding
at the end of period	-	-	1,646	9,249	4,806

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.48	$12.55	$13.01	$12.06	$12.07
End of period	$12.10	$8.48	$12.55	$13.01	$12.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.61	$8.86	N/A	N/A	N/A
End of period	$9.15	$6.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,825	3,303	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.90	$14.99	$14.08	$12.49	$11.57
End of period	$11.38	$8.90	$14.99	$14.08	$12.49
Accumulation units outstanding
at the end of period	2,155	2,438	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.38	$14.87	$14.02	$12.59	$11.79
End of period	$11.72	$9.38	$14.87	$14.02	$12.59
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.33	$12.15	$11.56	$10.73	$10.37
End of period	$10.80	$9.33	$12.15	$11.56	$10.73
Accumulation units outstanding
at the end of period	8,459	8,459	8,459	8,459	8,459

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$9.99	$14.13	$13.33	$12.18	$11.78
End of period	$12.03	$9.99	$14.13	$13.33	$12.18
Accumulation units outstanding
at the end of period	4,538	4,541	4,541	4,541	4,541

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.19	$24.81	$23.67	$21.34	$20.53
End of period	$22.41	$19.19	$24.81	$23.67	$21.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.67	$21.02	$19.99	$16.94	$15.89
End of period	$16.54	$13.67	$21.02	$19.99	$16.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.00	$28.69	$26.71	$24.08	$22.83
End of period	$22.40	$16.00	$28.69	$26.71	$24.08
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.19	$40.05	$35.03	$33.61	$29.29
End of period	$33.22	$23.19	$40.05	$35.03	$33.61
Accumulation units outstanding
at the end of period	188	212	231	529	-

JNL/T.Rowe Price Short-Term Bond
Division1097
Accumulation unit value:
Beginning of period	$9.51	$10.37	$10.14	$9.96	N/A
End of period	$9.99	$9.51	$10.37	$10.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.71	$15.00	$15.25	$13.02	$12.35
End of period	$11.65	$8.71	$15.00	$15.25	$13.02
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.65	$16.76	$15.65	$13.09	$13.15
End of period	$12.90	$9.65	$16.76	$15.65	$13.09
Accumulation units outstanding
at the end of period	-	-	1,718	1,988	2,532

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.16	$13.42	$11.89	$11.30	$10.67
End of period	$9.89	$8.16	$13.42	$11.89	$11.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.27	$11.83	$11.24	$10.40	$9.58
End of period	$9.88	$8.27	$11.83	$11.24	$10.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.46	$11.44	N/A	N/A	N/A
End of period	$9.44	$6.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	718	1,125	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.11	$17.00	$17.33	$15.82	$15.47
End of period	$13.20	$10.11	$17.00	$17.33	$15.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.53	$17.87	$17.12	$16.77	$16.82
End of period	$18.40	$16.53	$17.87	$17.12	$16.77
Accumulation units outstanding
at the end of period	240	354	387	-	289

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.19	$14.62	$14.09	$13.99	$14.09
End of period	$15.36	$15.19	$14.62	$14.09	$13.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.72	$18.01	$18.97	$16.97	$16.13
End of period	$14.60	$10.72	$18.01	$18.97	$16.97
Accumulation units outstanding
at the end of period	-	80	1,117	1,169	1,382

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.59	$14.34	$15.78	$13.86	$13.51
End of period	$8.09	$8.59	$14.34	$15.78	$13.86
Accumulation units outstanding
at the end of period	-	96	1,373	1,408	1,684

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$7.01	$11.10	$11.71	$11.27	N/A
End of period	$10.46	$7.01	$11.10	$11.71	N/A
Accumulation units outstanding
at the end of period	-	-	2,701	2,701	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.34	$11.21	$10.81	$10.69	$10.77
End of period	$11.70	$11.34	$11.21	$10.81	$10.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.69	$11.60	$11.06	$10.67	$10.50
End of period	$10.25	$8.69	$11.60	$11.06	$10.67
Accumulation units outstanding
at the end of period	-	-	801	930	1,022

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.68	$19.18	$17.82	$14.55	$12.84
End of period	$13.46	$10.68	$19.18	$17.82	$14.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.54	$13.46	$13.61	$11.74	$11.26
End of period	$9.13	$7.54	$13.46	$13.61	$11.74
Accumulation units outstanding
at the end of period	7,118	4,069	16,310	-	3,405

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$7.06	$12.38	$12.00	N/A	N/A
End of period	$9.23	$7.06	$12.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,863	13,863	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.63	$34.05	$25.81	$21.91	$20.06
End of period	$24.17	$20.63	$34.05	$25.81	$21.91
Accumulation units outstanding
at the end of period	266	482	343	463	561

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.28	$15.25	$14.55	$13.60	$12.12
End of period	$12.49	$9.28	$15.25	$14.55	$13.60
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.23	$11.89	$11.63	$10.36	$10.04
End of period	$8.89	$7.23	$11.89	$11.63	$10.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.07	$17.22	$19.41	N/A	N/A
End of period	$10.30	$10.07	$17.22	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,579	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.01	$14.19	$14.86	$12.97	$12.50
End of period	$11.19	$9.01	$14.19	$14.86	$12.97
Accumulation units outstanding
at the end of period	-	103	104	104	104

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.55	$6.43	$5.76	$5.40	$5.52
End of period	$5.67	$3.55	$6.43	$5.76	$5.40
Accumulation units outstanding
at the end of period	-	-	1,441	1,798	2,011

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.87	$17.30	$17.40	N/A	N/A
End of period	$9.92	$8.87	$17.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,146	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.24	$14.29	$13.78	$12.08	$10.83
End of period	$11.21	$8.24	$14.29	$13.78	$12.08
Accumulation units outstanding
at the end of period	-	119	119	120	120

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.56	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,065	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.49	$13.77	$13.05	$12.93	$12.94
End of period	$15.19	$13.49	$13.77	$13.05	$12.93
Accumulation units outstanding
at the end of period	290	556	606	99	472

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.45	$12.51	$12.97	$12.04	$12.05
End of period	$12.05	$8.45	$12.51	$12.97	$12.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.53	$18.52	$20.12	$18.25	$17.65
End of period	$13.44	$9.53	$18.52	$20.12	$18.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.40	N/A	N/A	N/A	N/A
End of period	$9.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,013	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.87	$14.95	$14.04	$12.46	$11.54
End of period	$11.34	$8.87	$14.95	$14.04	$12.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.35	$14.83	$13.99	$12.56	$12.02
End of period	$11.67	$9.35	$14.83	$13.99	$12.56
Accumulation units outstanding
at the end of period	-	-	-	2,802	2,804

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.32	$12.14	$11.55	$10.73	$10.41
End of period	$10.79	$9.32	$12.14	$11.55	$10.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.96	$14.09	$13.29	$12.15	$11.54
End of period	$11.99	$9.96	$14.09	$13.29	$12.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.11	$24.72	$23.58	$21.27	$21.05
End of period	$22.31	$19.11	$24.72	$23.58	$21.27
Accumulation units outstanding
at the end of period	-	62	62	62	62

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.44	$11.47	N/A	N/A	N/A
End of period	$11.17	$11.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,072	8,973	N/A	N/A	N/A

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.64	$20.99	$19.96	$16.92	$15.88
End of period	$16.50	$13.64	$20.99	$19.96	$16.92
Accumulation units outstanding
at the end of period	-	85	85	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$15.93	$28.58	$26.61	$24.00	$22.76
End of period	$22.29	$15.93	$28.58	$26.61	$24.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.10	$39.91	$34.91	$33.51	$30.35
End of period	$33.08	$23.10	$39.91	$34.91	$33.51
Accumulation units outstanding
at the end of period	-	43	43	43	43

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.69	$14.97	$15.22	$13.00	$12.33
End of period	$11.62	$8.69	$14.97	$15.22	$13.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.41	$17.76	$17.02	$16.68	$16.71
End of period	$18.26	$16.41	$17.76	$17.02	$16.68
Accumulation units outstanding
at the end of period	2,047	2,883	3,239	3,087	3,057

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.54	$9.13	$9.03	$7.93	$7.76
End of period	$5.15	$5.54	$9.13	$9.03	$7.93
Accumulation units outstanding
at the end of period	-	2,622	2,369	2,380	2,407

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.53	$13.44	$13.59	$11.74	$10.93
End of period	$9.11	$7.53	$13.44	$13.59	$11.74
Accumulation units outstanding
at the end of period	10,053	9,066	9,556	10,180	10,692

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.21	$11.86	$11.60	$10.34	$10.14
End of period	$8.85	$7.21	$11.86	$11.60	$10.34
Accumulation units outstanding
at the end of period	-	12,084	10,947	11,025	11,061

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.41	$13.71	$12.99	$12.88	$12.71
End of period	$15.10	$13.41	$13.71	$12.99	$12.88
Accumulation units outstanding
at the end of period	-	2,165	3,157	3,087	2,976

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.82	$14.87	$13.98	$12.41	$11.50
End of period	$11.27	$8.82	$14.87	$13.98	$12.41
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.53	$11.33	$10.94	$10.40	$10.16
End of period	$10.54	$9.53	$11.33	$10.94	$10.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.91	$14.02	$13.23	$12.10	$11.50
End of period	$11.92	$9.91	$14.02	$13.23	$12.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.65	$14.91	$15.17	$12.96	$12.62
End of period	$11.56	$8.65	$14.91	$15.17	$12.96
Accumulation units outstanding
at the end of period	-	1,678	1,451	1,424	1,484

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division992

Accumulation unit value:
Beginning of period	$7.92	$12.65	$15.28	$11.91	N/A
End of period	$10.23	$7.92	$12.65	$15.28	N/A
Accumulation units outstanding
at the end of period	62	3,413	3,471	4,273	N/A

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.51	$16.52	$15.45	$12.94	$11.53
End of period	$12.69	$9.51	$16.52	$15.45	$12.94
Accumulation units outstanding
at the end of period	-	920	-	-	647

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$9.78	N/A	N/A	N/A	N/A
End of period	$11.31	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,763	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.44	$13.56	$12.41	N/A	N/A
End of period	$9.41	$6.44	$13.56	N/A	N/A
Accumulation units outstanding
at the end of period	6,159	5,187	1,569	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.58	$22.59	$20.69	$17.68	$16.98
End of period	$17.93	$13.58	$22.59	$20.69	$17.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.41	$11.37	$12.43	$10.84	$10.25
End of period	$9.64	$7.41	$11.37	$12.43	$10.84
Accumulation units outstanding
at the end of period	-	583	536	-	752

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.28	$17.62	$16.91	$16.58	$16.56
End of period	$18.11	$16.28	$17.62	$16.91	$16.58
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.87	$11.95	N/A	N/A	N/A
End of period	$10.17	$7.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	98	213	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.44	$15.61	$14.31	$11.48	$9.45
End of period	$10.70	$8.44	$15.61	$14.31	$11.13
Accumulation units outstanding
at the end of period	-	3,610	5,283	5,314	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.75	$13.87	$13.89	N/A	N/A
End of period	$11.29	$6.75	$13.87	N/A	N/A
Accumulation units outstanding
at the end of period	4,174	99	2,100	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.60	$17.82	$18.78	$16.83	$15.60
End of period	$14.42	$10.60	$17.82	$18.78	$16.83
Accumulation units outstanding
at the end of period	-	387	-	-	488

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	$8.49	$13.01	N/A	N/A	N/A
End of period	$7.99	$8.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	179	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.94	$11.00	$11.62	$11.19	N/A
End of period	$10.34	$6.94	$11.00	$11.62	N/A
Accumulation units outstanding
at the end of period	-	-	5,763	5,797	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.25	$11.14	$10.74	$10.64	$10.74
End of period	$11.59	$11.25	$11.14	$10.74	$10.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.33	$5.66	$5.57	$5.14	$4.20
End of period	$4.07	$3.33	$5.66	$5.57	$4.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.26	$10.94	$13.60	$11.76	$10.84
End of period	$6.08	$5.26	$10.94	$13.60	$11.76
Accumulation units outstanding
at the end of period	153	1,040	538	-	730

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.60	$11.50	$10.97	$10.60	$10.51
End of period	$10.14	$8.60	$11.50	$10.97	$10.60
Accumulation units outstanding
at the end of period	238	957	1,883	1,884	765

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.60	$19.06	$17.72	$14.48	$12.80
End of period	$13.35	$10.60	$19.06	$17.72	$14.48
Accumulation units outstanding
at the end of period	72	163	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.51	$13.41	$13.58	$11.73	$11.09
End of period	$9.08	$7.51	$13.41	$13.58	$11.73
Accumulation units outstanding
at the end of period	3,712	18,677	22,387	7,540	7,683

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25
Division1347
Accumulation unit value:
Beginning of period	$6.05	$11.48	$10.45	N/A	N/A
End of period	$8.01	$6.05	$11.48	N/A	N/A
Accumulation units outstanding
at the end of period	4,950	3,794	5,793	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.42	$33.73	$25.60	$21.75	$17.67
End of period	$23.89	$20.42	$33.73	$25.60	$21.75
Accumulation units outstanding
at the end of period	41	251	-	-	345

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.21	$15.15	$14.47	$13.54	$12.08
End of period	$12.38	$9.21	$15.15	$14.47	$13.54
Accumulation units outstanding
at the end of period	2,942	2,985	4,371	4,397	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.18	$11.82	$11.56	$10.31	$10.01
End of period	$8.81	$7.18	$11.82	$11.56	$10.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$9.96	$17.06	$19.25	N/A	N/A
End of period	$10.18	$9.96	$17.06	N/A	N/A
Accumulation units outstanding
at the end of period	97	548	2,246	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$8.94	$14.10	$14.78	$12.92	$12.19
End of period	$11.09	$8.94	$14.10	$14.78	$12.92
Accumulation units outstanding
at the end of period	88	-	-	-	-

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.51	$6.37	$5.71	$5.36	$5.06
End of period	$5.61	$3.51	$6.37	$5.71	$5.36
Accumulation units outstanding
at the end of period	184	3,804	-	-	1,522

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.83	$17.24	$17.34	N/A	N/A
End of period	$9.86	$8.83	$17.24	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,424	2,424	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division1883

Accumulation unit value:
Beginning of period	$4.76	$6.19	N/A	N/A	N/A
End of period	$7.86	$4.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,265	1,938	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.33	$13.62	$12.92	$12.82	$12.94
End of period	$14.99	$13.33	$13.62	$12.92	$12.82
Accumulation units outstanding
at the end of period	121	321	-	-	1,253

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.35	$12.37	$12.84	$12.00	$11.96
End of period	$11.90	$8.35	$12.37	$12.84	$11.93
Accumulation units outstanding
at the end of period	4,346	3,506	3,563	5,161	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.24	$14.67	$13.85	$12.46	$11.97
End of period	$11.53	$9.24	$14.67	$13.85	$12.46
Accumulation units outstanding
at the end of period	6,003	14,910	12,031	12,033	15,688

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.28	$12.09	$11.52	$10.71	$10.40
End of period	$10.72	$9.28	$12.09	$11.52	$10.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$9.84	$13.93	$13.17	$12.05	$11.56
End of period	$11.84	$9.84	$13.93	$13.17	$12.05
Accumulation units outstanding
at the end of period	3,571	12,251	12,153	12,313	12,316

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.28	$11.33	$11.09	$10.90	$10.88
End of period	$11.01	$11.28	$11.33	$11.09	$10.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.55	$20.87	$19.87	$18.12	$15.84
End of period	$16.37	$13.55	$20.87	$19.87	$16.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	$18.27	N/A	N/A	N/A	N/A
End of period	$21.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,990	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$22.74	$39.33	$34.45	$33.12	$28.90
End of period	$32.53	$22.74	$39.33	$34.45	$33.12
Accumulation units outstanding
at the end of period	326	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.61	$14.84	$15.11	$12.92	$12.27
End of period	$11.50	$8.61	$14.84	$15.11	$12.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.91	$12.63	$15.26	$11.49	$11.46
End of period	$10.20	$7.91	$12.63	$15.26	$11.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	$9.43	$16.40	$15.34	$12.86	$12.90
End of period	$12.58	$9.43	$16.40	$15.34	$12.86
Accumulation units outstanding
at the end of period	744	803	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.06	$13.28	$11.78	$11.22	$10.61
End of period	$9.75	$8.06	$13.28	$11.78	$11.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.58	$14.62	$13.48	$12.10	$11.09
End of period	$11.26	$8.58	$14.62	$13.48	$12.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$9.90	$16.68	$17.03	$15.57	$14.67
End of period	$12.90	$9.90	$16.68	$17.03	$15.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.48	$22.44	$20.56	$17.58	$16.90
End of period	$17.79	$13.48	$22.44	$20.56	$17.58
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income
Division1169
Accumulation unit value:
Beginning of period	$7.32	$10.69	$10.79	$10.39	N/A
End of period	$9.47	$7.32	$10.69	$10.79	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.39	$11.35	$12.42	$10.84	$10.88
End of period	$9.61	$7.39	$11.35	$12.42	$10.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	$16.15	$17.49	$16.79	$16.47	$16.36
End of period	$17.95	$16.15	$17.49	$16.79	$16.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.39	$15.52	$14.24	$11.08	$10.34
End of period	$10.63	$8.39	$15.52	$14.24	$11.08
Accumulation units outstanding
at the end of period	394	425	449	814	996

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$11.92	$22.03	$20.96	$19.21	$17.07
End of period	$16.59	$11.92	$22.03	$20.96	$19.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	$14.84	$14.31	$13.82	$13.74	$13.80
End of period	$14.99	$14.84	$14.31	$13.82	$13.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.53	$17.71	$18.68	$16.75	$15.45
End of period	$14.30	$10.53	$17.71	$18.68	$16.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.44	$14.11	$15.55	$13.67	$12.86
End of period	$7.94	$8.44	$14.11	$15.55	$13.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.90	$10.94	$11.57	$11.14	N/A
End of period	$10.28	$6.90	$10.94	$11.57	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.21	$11.10	$10.71	$10.61	$10.56
End of period	$11.54	$11.21	$11.10	$10.71	$10.61
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector
Division1169
Accumulation unit value:
Beginning of period	$6.41	$9.58	$10.68	$10.19	N/A
End of period	$8.31	$6.41	$9.58	$10.68	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	$5.47	$8.91	N/A	N/A	N/A
End of period	$5.09	$5.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,487	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.23	$10.89	$13.54	$11.71	$11.09
End of period	$6.04	$5.23	$10.89	$13.54	$11.71
Accumulation units outstanding
at the end of period	1,117	1,205	1,274	849	928

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.55	$11.44	$10.92	$10.56	$10.61
End of period	$10.07	$8.55	$11.44	$10.92	$10.56
Accumulation units outstanding
at the end of period	513	554	586	1,050	1,038

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$10.55	$19.00	$17.67	$14.45	$12.81
End of period	$13.28	$10.55	$19.00	$17.67	$14.45
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.49	$13.39	$13.56	$11.72	$10.70
End of period	$9.05	$7.49	$13.39	$13.56	$11.72
Accumulation units outstanding
at the end of period	667	719	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.30	$33.56	$25.48	$21.66	$21.13
End of period	$23.74	$20.30	$33.56	$25.48	$21.66
Accumulation units outstanding
at the end of period	185	200	211	433	485

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.15	$10.17	N/A	N/A	N/A
End of period	$8.77	$7.15	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,811	1,914	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$9.91	$16.98	$19.16	N/A	N/A
End of period	$10.12	$9.91	$16.98	N/A	N/A
Accumulation units outstanding
at the end of period	340	366	387	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.49	$6.34	$5.68	$5.34	$5.24
End of period	$5.57	$3.49	$6.34	$5.68	$5.34
Accumulation units outstanding
at the end of period	2,288	2,468	1,082	1,984	1,989

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.13	$14.13	$13.65	$11.98	$10.23
End of period	$11.04	$8.13	$14.13	$13.65	$11.98
Accumulation units outstanding
at the end of period	427	461	487	839	915

JNL/PAM Asia ex-Japan Division1883

Accumulation unit value:
Beginning of period	$4.75	$6.19	N/A	N/A	N/A
End of period	$7.85	$4.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,471	1,587	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.24	$13.54	$12.85	$12.76	$12.83
End of period	$14.88	$13.24	$13.54	$12.85	$12.76
Accumulation units outstanding
at the end of period	-	-	-	1,776	1,724

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$10.96	$18.92	$20.95	$18.92	$19.14
End of period	$13.53	$10.96	$18.92	$20.95	$18.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	$8.29	$12.30	$12.77	$11.87	$11.64
End of period	$11.81	$8.29	$12.30	$12.77	$11.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.71	$14.70	$13.83	$12.29	$11.41
End of period	$11.11	$8.71	$14.70	$13.83	$12.29
Accumulation units outstanding
at the end of period	821	886	936	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.18	$14.58	$13.78	$12.40	$11.63
End of period	$11.44	$9.18	$14.58	$13.78	$12.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.78	$13.85	$13.10	$11.99	$11.41
End of period	$11.75	$9.78	$13.85	$13.10	$11.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.18	$11.23	$11.02	$10.83	$10.80
End of period	$10.90	$11.18	$11.23	$11.02	$10.83
Accumulation units outstanding
at the end of period	-	-	3,357	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$13.50	$20.80	$19.81	$16.83	$15.79
End of period	$16.30	$13.50	$20.80	$19.81	$16.83
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$15.57	$27.97	$26.09	$23.57	$22.39
End of period	$21.75	$15.57	$27.97	$26.09	$23.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$22.57	$39.05	$34.22	$32.91	$28.73
End of period	$32.26	$22.57	$39.05	$34.22	$32.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.56	$14.77	$15.05	$12.88	$12.05
End of period	$11.43	$8.56	$14.77	$15.05	$12.88
Accumulation units outstanding
at the end of period	1,179	1,211	461	759	842

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.90	$12.62	$15.26	$11.49	$10.33
End of period	$10.19	$7.90	$12.62	$15.26	$11.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.04	$13.26	$11.77	$11.21	$10.60
End of period	$9.73	$8.04	$13.26	$11.77	$11.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.56	$14.60	$13.47	$12.08	$11.09
End of period	$11.24	$8.56	$14.60	$13.47	$12.08
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$14.70	$25.54	$23.92	$23.49	$22.82
End of period	$19.29	$14.70	$25.54	$23.92	$23.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.50	$17.67	$18.64	$16.72	$15.43
End of period	$14.27	$10.50	$17.67	$18.64	$16.72
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.88	$10.92	$11.54	$11.12	N/A
End of period	$10.25	$6.88	$10.92	$11.54	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.19	$11.08	$10.70	$10.60	$10.67
End of period	$11.51	$11.19	$11.08	$10.70	$10.60
Accumulation units outstanding
at the end of period	1,909	1,637	2,401	2,389	2,183

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.53	$11.42	$10.90	$10.54	$9.96
End of period	$10.05	$8.53	$11.42	$10.90	$10.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.53	$18.96	$17.65	$14.44	$13.42
End of period	$13.26	$10.53	$18.96	$17.65	$14.44
Accumulation units outstanding
at the end of period	1,666	1,672	1,401	1,471	1,615

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.48	$13.38	$13.55	$11.72	$10.66
End of period	$9.04	$7.48	$13.38	$13.55	$11.72
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$20.26	$33.49	$25.43	$21.63	$16.42
End of period	$23.68	$20.26	$33.49	$25.43	$21.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.16	$15.07	$14.41	$13.49	$12.69
End of period	$12.30	$9.16	$15.07	$14.41	$13.49
Accumulation units outstanding
at the end of period	1,788	1,959	1,748	1,780	1,716

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.14	$11.76	$11.51	$10.28	$10.21
End of period	$8.75	$7.14	$11.76	$11.51	$10.28
Accumulation units outstanding
at the end of period	2,522	2,490	2,241	2,237	2,249

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$8.88	$14.03	$14.72	$12.87	$12.49
End of period	$11.02	$8.88	$14.03	$14.72	$12.87
Accumulation units outstanding
at the end of period	2,000	2,041	1,870	1,750	1,790

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.74	$13.89	$12.89	$11.80	$11.01
End of period	$9.34	$7.74	$13.89	$12.89	$11.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.20	$13.51	$12.82	$12.73	$12.79
End of period	$14.83	$13.20	$13.51	$12.82	$12.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.27	$12.27	$12.75	$11.85	$11.89
End of period	$11.78	$8.27	$12.27	$12.75	$11.85
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.69	$14.67	$13.80	$12.27	$11.39
End of period	$11.08	$8.69	$14.67	$13.80	$12.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.47	$11.28	$10.90	$10.38	$10.11
End of period	$10.46	$9.47	$11.28	$10.90	$10.38
Accumulation units outstanding
at the end of period	9,487	9,487	9,487	6,155	6,155

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.15	$14.55	$13.75	$12.37	$11.61
End of period	$11.41	$9.15	$14.55	$13.75	$12.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.25	$12.06	$11.50	$10.70	$10.49
End of period	$10.68	$9.25	$12.06	$11.50	$10.70
Accumulation units outstanding
at the end of period	9,145	9,145	9,145	6,035	6,035

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$9.75	$13.82	$13.07	$11.97	$11.59
End of period	$11.72	$9.75	$13.82	$13.07	$11.97
Accumulation units outstanding
at the end of period	6,694	6,699	6,704	6,708	6,713

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.14	$11.20	$10.99	$10.80	$10.79
End of period	$10.86	$11.14	$11.20	$10.99	$10.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$15.51	$27.88	$26.02	$23.50	$22.34
End of period	$21.67	$15.51	$27.88	$26.02	$23.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.54	$14.74	$15.02	$12.86	$12.22
End of period	$11.40	$8.54	$14.74	$15.02	$12.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.37	$16.30	$15.26	$12.79	$12.17
End of period	$12.49	$9.37	$16.30	$15.26	$12.79
Accumulation units outstanding
at the end of period	840	937	1,019	1,087	1,159

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.03	$13.23	$11.75	$11.19	$10.59
End of period	$9.71	$8.03	$13.23	$11.75	$11.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.55	$14.58	$13.45	$12.07	$11.08
End of period	$11.22	$8.55	$14.58	$13.45	$12.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.12	$11.63	$11.07	$10.27	$9.48
End of period	$9.67	$8.12	$11.63	$11.07	$10.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$14.69	$26.04	N/A	N/A	N/A
End of period	$19.76	$14.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	179	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$14.65	$25.46	$23.85	$23.42	$22.07
End of period	$19.22	$14.65	$25.46	$23.85	$23.42
Accumulation units outstanding
at the end of period	-	-	-	208	208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$13.40	$22.31	$20.46	$17.50	$17.53
End of period	$17.67	$13.40	$22.31	$20.46	$17.50
Accumulation units outstanding
at the end of period	247	-	-	275	275

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.67	$9.80	$10.43	N/A	N/A
End of period	$7.21	$5.67	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	609	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.19	N/A	N/A	N/A	N/A
End of period	$9.45	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.84	$12.60	$12.60	$11.19	$11.10
End of period	$10.12	$7.84	$12.60	$12.60	$11.19
Accumulation units outstanding
at the end of period	662	739	804	857	914

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.34	$15.44	$14.17	$11.03	$9.87
End of period	$10.57	$8.34	$15.44	$14.17	$11.03
Accumulation units outstanding
at the end of period	892	996	1,495	1,482	1,558

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.93	N/A	N/A	N/A	N/A
End of period	$11.25	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	112	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.47	$17.63	$18.60	$16.68	$15.40
End of period	$14.23	$10.47	$17.63	$18.60	$16.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.87	$10.89	$11.52	$11.10	N/A
End of period	$10.22	$6.87	$10.89	$11.52	N/A
Accumulation units outstanding
at the end of period	-	243	-	885	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.17	$11.07	$10.69	$10.59	$10.67
End of period	$11.49	$11.17	$11.07	$10.69	$10.59
Accumulation units outstanding
at the end of period	-	1,322	1,717	1,583	1,469

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$3.29	$5.61	$5.65	N/A	N/A
End of period	$4.03	$3.29	$5.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	993	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1450

Accumulation unit value:
Beginning of period	$5.04	$10.23	$10.86	N/A	N/A
End of period	$5.90	$5.04	$10.23	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	521	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.51	$11.39	$10.88	$10.52	$10.41
End of period	$10.02	$8.51	$11.39	$10.88	$10.52
Accumulation units outstanding
at the end of period	605	685	685	683	682

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.52	$18.93	$17.63	$14.42	$13.41
End of period	$13.23	$10.52	$18.93	$17.63	$14.42
Accumulation units outstanding
at the end of period	401	307	234	258	285

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.47	$13.37	$13.54	$11.71	$11.27
End of period	$9.03	$7.47	$13.37	$13.54	$11.71
Accumulation units outstanding
at the end of period	5,158	5,780	5,261	3,147	3,398

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.21	$33.42	$25.39	$21.59	$19.52
End of period	$23.61	$20.21	$33.42	$25.39	$21.59
Accumulation units outstanding
at the end of period	304	430	346	359	358

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.14	$15.05	$14.39	$13.48	$12.68
End of period	$12.28	$9.14	$15.05	$14.39	$13.48
Accumulation units outstanding
at the end of period	-	101	87	91	93

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.12	$11.74	$11.50	$10.27	$10.20
End of period	$8.73	$7.12	$11.74	$11.50	$10.27
Accumulation units outstanding
at the end of period	470	1,330	1,118	1,144	1,195

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$8.87	$14.01	$14.70	$12.86	$12.48
End of period	$10.99	$8.87	$14.01	$14.70	$12.86
Accumulation units outstanding
at the end of period	-	69	61	60	64

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.79	$17.18	$17.28	N/A	N/A
End of period	$9.80	$8.79	$17.18	N/A	N/A
Accumulation units outstanding
at the end of period	1,619	1,752	1,863	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.73	$13.88	$12.88	$11.80	$11.08
End of period	$9.32	$7.73	$13.88	$12.88	$11.80
Accumulation units outstanding
at the end of period	560	760	719	732	736

JNL/Oppenheimer Global Growth
Division1067
Accumulation unit value:
Beginning of period	$8.10	$14.08	$13.61	$13.15	N/A
End of period	$10.99	$8.10	$14.08	$13.61	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.12	$11.38	N/A	N/A	N/A
End of period	$11.55	$10.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	401	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.17	$13.48	$12.80	$12.71	$12.74
End of period	$14.80	$13.17	$13.48	$12.80	$12.71
Accumulation units outstanding
at the end of period	1,899	1,544	1,890	1,983	1,978

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.25	$18.01	$19.61	$17.82	$17.27
End of period	$13.01	$9.25	$18.01	$19.61	$17.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.13	$14.51	$13.72	$12.35	$11.81
End of period	$11.38	$9.13	$14.51	$13.72	$12.35
Accumulation units outstanding
at the end of period	1,536	1,714	1,864	1,988	2,119

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.24	$12.05	$11.50	$10.70	$10.41
End of period	$10.66	$9.24	$12.05	$11.50	$10.70
Accumulation units outstanding
at the end of period	9,040	9,040	9,040	9,040	9,040

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.73	$13.79	$13.04	$11.94	$11.37
End of period	$11.69	$9.73	$13.79	$13.04	$11.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$18.55	$24.04	$22.99	$20.78	$20.04
End of period	$21.61	$18.55	$24.04	$22.99	$20.78
Accumulation units outstanding
at the end of period	-	92	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.46	$20.75	$19.77	$16.80	$15.80
End of period	$16.24	$13.46	$20.75	$19.77	$16.80
Accumulation units outstanding
at the end of period	301	-	295	-	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$15.46	$27.80	$25.94	$23.45	$22.37
End of period	$21.59	$15.46	$27.80	$25.94	$23.45
Accumulation units outstanding
at the end of period	1,144	997	1,084	411	354

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$22.41	$38.80	$34.02	$32.73	$29.31
End of period	$32.03	$22.41	$38.80	$34.02	$32.73
Accumulation units outstanding
at the end of period	26	79	-	105	105

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.51	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	404	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.53	$14.72	$15.00	$12.84	$12.20
End of period	$11.37	$8.53	$14.72	$15.00	$12.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.87	$12.59	$15.23	$11.48	$10.93
End of period	$10.14	$7.87	$12.59	$15.23	$11.48
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.27	$16.13	$15.12	$12.68	$11.50
End of period	$12.34	$9.27	$16.13	$15.12	$12.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$7.98	$13.17	$11.70	$11.16	$10.56
End of period	$9.65	$7.98	$13.17	$11.70	$11.16
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.50	$14.51	$13.40	$12.03	$11.05
End of period	$11.14	$8.50	$14.51	$13.40	$12.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.06	$11.56	$11.01	$10.22	$9.44
End of period	$9.60	$8.06	$11.56	$11.01	$10.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$14.49	$25.20	$23.63	$23.22	$22.26
End of period	$19.00	$14.49	$25.20	$23.63	$23.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$9.74	$16.44	$16.81	$15.38	$15.09
End of period	$12.68	$9.74	$16.44	$16.81	$15.38
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.27	$22.11	$20.29	$17.37	$16.71
End of period	$17.48	$13.27	$22.11	$20.29	$17.37
Accumulation units outstanding
at the end of period	171	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$15.86	$17.20	$16.54	$16.24	$16.34
End of period	$17.61	$15.86	$17.20	$16.54	$16.24
Accumulation units outstanding
at the end of period	2,098	2,766	3,008	3,323	3,147

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.27	$15.32	$14.07	$10.97	$9.32
End of period	$10.47	$8.27	$15.32	$14.07	$10.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$14.58	$14.08	$13.61	$13.55	$13.68
End of period	$14.70	$14.58	$14.08	$13.61	$13.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$8.94	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	255	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.38	$17.49	$18.47	$16.58	$15.79
End of period	$14.10	$10.38	$17.49	$18.47	$16.58
Accumulation units outstanding
at the end of period	-	215	228	239	251

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.32	$13.93	$15.37	$13.53	$13.49
End of period	$7.82	$8.32	$13.93	$15.37	$13.53
Accumulation units outstanding
at the end of period	-	260	277	290	304

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.82	$10.82	$11.45	$11.04	N/A
End of period	$10.14	$6.82	$10.82	$11.45	N/A
Accumulation units outstanding
at the end of period	4,130	4,747	4,987	4,037	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.11	$11.02	$10.65	$10.56	$10.68
End of period	$11.42	$11.11	$11.02	$10.65	$10.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.41	$8.94	$8.86	$7.80	$7.60
End of period	$5.02	$5.41	$8.94	$8.86	$7.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.46	$18.84	$17.56	$14.38	$12.72
End of period	$13.15	$10.46	$18.84	$17.56	$14.38
Accumulation units outstanding
at the end of period	211	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.45	$13.33	$13.52	$11.70	$11.24
End of period	$8.99	$7.45	$13.33	$13.52	$11.70
Accumulation units outstanding
at the end of period	25,630	27,724	28,642	28,515	28,819

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.05	$33.19	$25.23	$21.48	$20.59
End of period	$23.42	$20.05	$33.19	$25.23	$21.48
Accumulation units outstanding
at the end of period	118	168	179	187	197

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.09	$14.98	$14.34	$13.44	$12.01
End of period	$12.20	$9.09	$14.98	$14.34	$13.44
Accumulation units outstanding
at the end of period	241	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.08	$11.68	$11.46	$10.24	$9.95
End of period	$8.68	$7.08	$11.68	$11.46	$10.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division1403

Accumulation unit value:
Beginning of period	$5.95	$8.76	$9.32	N/A	N/A
End of period	$9.34	$5.95	$8.76	N/A	N/A
Accumulation units outstanding
at the end of period	4,273	5,851	6,349	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$9.79	$16.79	$18.98	N/A	N/A
End of period	$9.98	$9.79	$16.79	N/A	N/A
Accumulation units outstanding
at the end of period	3,476	3,116	3,324	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$8.82	$13.94	$14.65	$12.82	$12.12
End of period	$10.92	$8.82	$13.94	$14.65	$12.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.05	$14.01	$13.55	$11.91	$10.70
End of period	$10.92	$8.05	$14.01	$13.55	$11.91
Accumulation units outstanding
at the end of period	-	307	326	342	359

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.06	$13.37	$12.71	$12.63	$12.67
End of period	$14.66	$13.06	$13.37	$12.71	$12.63
Accumulation units outstanding
at the end of period	759	791	839	1,278	1,220

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.18	$12.15	$12.63	$11.76	$11.98
End of period	$11.64	$8.18	$12.15	$12.63	$11.76
Accumulation units outstanding
at the end of period	-	302	321	336	352

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.15	$17.82	$19.43	$17.67	$17.14
End of period	$12.86	$9.15	$17.82	$19.43	$17.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.59	$14.52	$13.68	$12.17	$11.31
End of period	$10.95	$8.59	$14.52	$13.68	$12.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.43	$11.24	$10.88	$10.37	$10.29
End of period	$10.41	$9.43	$11.24	$10.88	$10.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.05	$14.40	$13.63	$12.28	$11.53
End of period	$11.27	$9.05	$14.40	$13.63	$12.28
Accumulation units outstanding
at the end of period	-	-	-	-	-
JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.64	$13.68	$12.95	$11.87	$11.31
End of period	$11.58	$9.64	$13.68	$12.95	$11.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$18.35	$23.80	$22.77	$20.60	$20.44
End of period	$21.35	$18.35	$23.80	$22.77	$20.60
Accumulation units outstanding
at the end of period	131	172	183	192	201

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$10.98	$11.05	$10.85	$10.68	$10.68
End of period	$10.69	$10.98	$11.05	$10.85	$10.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.39	$20.66	$19.71	$16.76	$15.77
End of period	$16.15	$13.39	$20.66	$19.71	$16.76
Accumulation units outstanding
at the end of period	174	215	229	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$15.29	$27.52	$25.70	$23.25	$22.11
End of period	$21.34	$15.29	$27.52	$25.70	$23.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$22.17	$38.41	$33.70	$32.45	$29.08
End of period	$31.65	$22.17	$38.41	$33.70	$32.45
Accumulation units outstanding
at the end of period	92	111	118	124	130

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.92	$12.78	$12.16
End of period	$11.29	$8.47	$14.63	$14.92	$12.78
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.05	$11.55	$11.01	$10.57	$9.44
End of period	$9.59	$8.05	$11.55	$11.01	$10.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$15.84	$17.18	$16.52	$16.23	$16.24
End of period	$17.58	$15.84	$17.18	$16.52	$16.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.26	$15.30	$14.06	$10.96	$9.32
End of period	$10.45	$8.26	$15.30	$14.06	$10.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1113

Accumulation unit value:
Beginning of period	$6.81	$10.81	$11.45	$10.48	N/A
End of period	$10.13	$6.81	$10.81	$11.45	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.16	$10.76	$13.39	$11.61	$10.93
End of period	$5.96	$5.16	$10.76	$13.39	$11.61
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.44	$11.30	$10.81	$10.46	$9.83
End of period	$9.93	$8.44	$11.30	$10.81	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.45	$18.83	$17.55	$14.37	$12.72
End of period	$13.14	$10.45	$18.83	$17.55	$14.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.45	$13.33	$13.52	$11.70	$10.60
End of period	$8.99	$7.45	$13.33	$13.52	$11.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$20.03	$33.16	$25.21	$21.47	$16.31
End of period	$23.39	$20.03	$33.16	$25.21	$21.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.08	$14.97	$14.33	$13.43	$12.01
End of period	$12.19	$9.08	$14.97	$14.33	$13.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.08	$11.68	$11.45	$10.23	$9.95
End of period	$8.67	$7.08	$11.68	$11.45	$10.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$8.81	$13.93	$14.64	$12.81	$12.12
End of period	$10.92	$8.81	$13.93	$14.64	$12.81
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.70	$13.84	$12.86	$11.79	$10.81
End of period	$9.28	$7.70	$13.84	$12.86	$11.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.05	$14.00	$13.54	$11.91	$10.35
End of period	$10.91	$8.05	$14.00	$13.54	$11.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.04	$13.36	$12.70	$12.62	$12.69
End of period	$14.64	$13.04	$13.36	$12.70	$12.62
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.17	$12.13	$12.62	$11.75	$11.79
End of period	$11.62	$8.17	$12.13	$12.62	$11.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.42	$11.24	$10.87	$10.37	$10.24
End of period	$10.40	$9.42	$11.24	$10.87	$10.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.04	$14.39	$13.61	$12.27	$11.52
End of period	$11.26	$9.04	$14.39	$13.61	$12.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.20	$12.01	$11.47	$10.69	$10.48
End of period	$10.61	$9.20	$12.01	$11.47	$10.69
Accumulation units outstanding
at the end of period	6,127	6,127	6,127	6,127	6,127

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.63	$13.67	$12.94	$11.86	$11.30
End of period	$11.56	$9.63	$13.67	$12.94	$11.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$18.32	$23.77	$22.75	$20.58	$19.86
End of period	$21.32	$18.32	$23.77	$22.75	$20.58
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$10.97	$11.04	$10.84	$10.67	$10.67
End of period	$10.68	$10.97	$11.04	$10.84	$10.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.86	$11.41	N/A	N/A	N/A
End of period	$10.13	$7.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	164	167	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1059

Accumulation unit value:
Beginning of period	$6.80	$10.80	$11.44	$11.03	N/A
End of period	$10.11	$6.80	$10.80	$11.44	N/A
Accumulation units outstanding
at the end of period	529	529	870	863	N/A

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.09	$11.00	$10.63	$10.55	$10.67
End of period	$11.40	$11.09	$11.00	$10.63	$10.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.43	$10.54	N/A	N/A	N/A
End of period	$9.92	$8.43	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	179	155	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.44	$18.82	$17.54	$14.36	$12.72
End of period	$13.13	$10.44	$18.82	$17.54	$14.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division1144

Accumulation unit value:
Beginning of period	$7.44	$13.32	$13.42	N/A	N/A
End of period	$8.98	$7.44	$13.32	N/A	N/A
Accumulation units outstanding
at the end of period	2,198	2,160	2,463	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division1450

Accumulation unit value:
Beginning of period	$6.96	$12.25	$11.88	N/A	N/A
End of period	$9.08	$6.96	$12.25	N/A	N/A
Accumulation units outstanding
at the end of period	210	211	211	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.02	$33.13	$25.20	$21.45	$18.07
End of period	$23.37	$20.02	$33.13	$25.20	$21.45
Accumulation units outstanding
at the end of period	69	69	81	95	95

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.08	$14.96	$14.32	$13.43	$12.00
End of period	$12.18	$9.08	$14.96	$14.32	$13.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.07	$11.67	$11.44	$10.23	$9.94
End of period	$8.66	$7.07	$11.67	$11.44	$10.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$9.77	$16.76	$18.95	N/A	N/A
End of period	$9.96	$9.77	$16.76	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	136	N/A	N/A

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$8.81	$13.92	$14.63	$12.81	$12.12
End of period	$10.91	$8.81	$13.92	$14.63	$12.81
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1450

Accumulation unit value:
Beginning of period	$8.75	$17.12	$17.23	N/A	N/A
End of period	$9.75	$8.75	$17.12	N/A	N/A
Accumulation units outstanding
at the end of period	890	871	944	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.70	$13.84	$12.85	$11.79	$10.36
End of period	$9.27	$7.70	$13.84	$12.85	$11.79
Accumulation units outstanding
at the end of period	926	926	968	1,005	-

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.59	$9.16	N/A	N/A	N/A
End of period	$9.08	$6.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	549	631	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.57	$14.49	$13.65	$12.15	$11.29
End of period	$10.92	$8.57	$14.49	$13.65	$12.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.03	$14.37	$13.60	$12.26	$11.52
End of period	$11.24	$9.03	$14.37	$13.60	$12.26
Accumulation units outstanding
at the end of period	2,680	2,680	2,801	2,908	-

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.62	$13.65	$12.93	$11.85	$11.29
End of period	$11.55	$9.62	$13.65	$12.93	$11.85
Accumulation units outstanding
at the end of period	2,792	2,792	2,919	3,030	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.02	$11.51	$10.97	$10.19	$10.14
End of period	$9.55	$8.02	$11.51	$10.97	$10.19
Accumulation units outstanding
at the end of period	631	631	631	631	631

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.34	$11.29	$12.38	$10.82	$11.05
End of period	$9.53	$7.34	$11.29	$12.38	$10.82
Accumulation units outstanding
at the end of period	579	579	579	579	579

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$15.73	$17.07	$16.42	$16.14	$15.99
End of period	$17.45	$15.73	$17.07	$16.42	$16.14
Accumulation units outstanding
at the end of period	400	400	400	400	400

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.22	$15.23	$14.00	$10.91	$9.28
End of period	$10.39	$8.22	$15.23	$14.00	$10.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.06	$10.97	$10.61	$10.54	$10.72
End of period	$11.36	$11.06	$10.97	$10.61	$10.54
Accumulation units outstanding
at the end of period	2,006	2,679	3,313	3,246	3,047

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.30	$9.43	$10.53	$9.55	$9.70
End of period	$8.15	$6.30	$9.43	$10.53	$9.55
Accumulation units outstanding
at the end of period	660	660	660	660	660

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.14	$10.71	$13.34	$11.57	$11.66
End of period	$5.92	$5.14	$10.71	$13.34	$11.57
Accumulation units outstanding
at the end of period	549	549	549	549	549

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.40	$11.26	$10.77	$10.43	$10.32
End of period	$9.88	$8.40	$11.26	$10.77	$10.43
Accumulation units outstanding
at the end of period	621	621	621	621	621

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.41	$18.77	$17.50	$14.34	$12.70
End of period	$13.08	$10.41	$18.77	$17.50	$14.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.43	$13.31	$13.50	$11.69	$11.44
End of period	$8.96	$7.43	$13.31	$13.50	$11.69
Accumulation units outstanding
at the end of period	11,119	10,816	10,765	10,890	11,427

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$19.94	$33.02	$25.12	$21.40	$21.99
End of period	$23.27	$19.94	$33.02	$25.12	$21.40
Accumulation units outstanding
at the end of period	291	291	291	291	291

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$12.97	$13.29	$12.64	$12.57	$12.44
End of period	$14.55	$12.97	$13.29	$12.64	$12.57
Accumulation units outstanding
at the end of period	515	515	515	515	515

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.40	$11.22	$10.86	$10.36	$10.34
End of period	$10.37	$9.40	$11.22	$10.86	$10.36
Accumulation units outstanding
at the end of period	1,239	1,239	1,239	1,239	1,239

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$8.99	$14.32	$13.55	$12.22	$11.48
End of period	$11.19	$8.99	$14.32	$13.55	$12.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.18	$12.00	$11.46	$10.68	$10.38
End of period	$10.58	$9.18	$12.00	$11.46	$10.68
Accumulation units outstanding
at the end of period	3,432	3,765	4,095	4,375	7,743

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$9.58	$13.60	$12.88	$11.82	$11.46
End of period	$11.50	$9.58	$13.60	$12.88	$11.82
Accumulation units outstanding
at the end of period	3,247	3,247	3,247	3,247	3,247

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.34	$20.60	$19.66	$16.73	$16.88
End of period	$16.07	$13.34	$20.60	$19.66	$16.73
Accumulation units outstanding
at the end of period	379	379	379	379	379

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$15.17	$27.31	$25.52	$23.10	$23.42
End of period	$21.15	$15.17	$27.31	$25.52	$23.10
Accumulation units outstanding
at the end of period	273	273	273	273	273

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$21.99	$38.12	$33.47	$32.25	$32.24
End of period	$31.38	$21.99	$38.12	$33.47	$32.25
Accumulation units outstanding
at the end of period	199	199	199	199	199

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.42	$14.56	$14.86	$12.74	$12.12
End of period	$11.22	$8.42	$14.56	$14.86	$12.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.97%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.32	$8.81	$8.75	$7.71	$7.72
End of period	$4.94	$5.32	$8.81	$8.75	$7.71
Accumulation units outstanding
at the end of period	-	-	2,558	2,558	2,558

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.00	$11.57	$11.36	$10.17	$10.12
End of period	$8.56	$7.00	$11.57	$11.36	$10.17
Accumulation units outstanding
at the end of period	-	-	1,953	1,953	1,953

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.34	$14.44	$14.75	$12.66	$12.43
End of period	$11.10	$8.34	$14.44	$14.75	$12.66
Accumulation units outstanding
at the end of period	-	-	795	795	795

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$8.94	$15.61	$14.66	$12.33	$11.21
End of period	$11.88	$8.94	$15.61	$14.66	$12.33
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.34	$14.27	$13.22	$11.90	$10.96
End of period	$10.91	$8.34	$14.27	$13.22	$11.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.24	$10.62	$11.01	N/A	N/A
End of period	$9.33	$7.24	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	567	568	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$15.31	$16.65	$16.04	$15.80	$15.85
End of period	$16.95	$15.31	$16.65	$16.04	$15.80
Accumulation units outstanding
at the end of period	-	380	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.74	$12.27	N/A	N/A	N/A
End of period	$9.96	$7.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	241	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$14.07	$13.62	$13.20	$13.18	$13.34
End of period	$14.15	$14.07	$13.62	$13.20	$13.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.09	$17.05	$18.05	$16.25	$15.04
End of period	$13.67	$10.09	$17.05	$18.05	$16.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.04	$10.53	$13.15	$11.42	$10.88
End of period	$5.80	$5.04	$10.53	$13.15	$11.42
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.24	$11.07	$10.61	$10.30	$9.76
End of period	$9.67	$8.24	$11.07	$10.61	$10.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.37	$6.13	$5.52	$5.21	$5.05
End of period	$5.35	$3.37	$6.13	$5.52	$5.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.62	$13.73	$12.78	$11.75	$10.85
End of period	$9.16	$7.62	$13.73	$12.78	$11.75
Accumulation units outstanding
at the end of period	-	-	-	-	977

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$7.89	$13.76	$13.35	$11.77	$10.26
End of period	$10.67	$7.89	$13.76	$13.35	$11.77
Accumulation units outstanding
at the end of period	-	228	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$7.95	$11.84	$12.35	$11.52	$11.59
End of period	$11.28	$7.95	$11.84	$12.35	$11.52
Accumulation units outstanding
at the end of period	-	246	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$8.80	$14.04	$13.32	$12.03	$11.54
End of period	$10.93	$8.80	$14.04	$13.32	$12.03
Accumulation units outstanding
at the end of period	-	3,112	-	-	3,597

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.10	$11.92	$11.41	$10.65	$10.26
End of period	$10.47	$9.10	$11.92	$11.41	$10.65
Accumulation units outstanding
at the end of period	-	-	-	-	1,034

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.38	$13.34	$12.66	$11.63	$11.11
End of period	$11.23	$9.38	$13.34	$12.66	$11.63
Accumulation units outstanding
at the end of period	-	478	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$10.60	$10.69	$10.53	$10.39	$10.42
End of period	$10.29	$10.60	$10.69	$10.53	$10.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$21.40	$37.17	$32.70	$31.57	$27.67
End of period	$30.47	$21.40	$37.17	$32.70	$31.57
Accumulation units outstanding
at the end of period	-	91	-	-	-

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.22%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$7.75	$12.83	$11.45	$10.96	$10.42
End of period	$9.32	$7.75	$12.83	$11.45	$10.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.25	$14.13	$13.11	$11.82	$10.90
End of period	$10.77	$8.25	$14.13	$13.11	$11.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.92	$16.78	$17.80	$16.04	$14.88
End of period	$13.41	$9.92	$16.78	$17.80	$16.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$7.95	$13.36	$14.81	$13.10	$12.38
End of period	$7.47	$7.95	$13.36	$14.81	$13.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.19	$8.62	$8.58	$7.58	$7.63
End of period	$4.82	$5.19	$8.62	$8.58	$7.58
Accumulation units outstanding
at the end of period	-	1,251	1,251	1,251	1,251

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$6.88	$11.39	$11.22	$10.07	$9.54
End of period	$8.39	$6.88	$11.39	$11.22	$10.07
Accumulation units outstanding
at the end of period	8,464	7,522	7,522	7,522	7,522

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$17.33	$22.57	$21.69	$19.71	$19.09
End of period	$20.08	$17.33	$22.57	$21.69	$19.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.05	$20.21	$19.36	$16.53	$15.62
End of period	$15.66	$13.05	$20.21	$19.36	$16.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.16	$14.16	$14.51	$12.48	$12.31
End of period	$10.84	$8.16	$14.16	$14.51	$12.48
Accumulation units outstanding
at the end of period	768	768	768	768	768

1 -	September 16, 1996
2 -	April 1, 1998
3 -	April 8, 1998
4 -	April 9, 1998
5 -	April 13, 1998
6 -	April 15, 1998
7 -	January 21, 1999
8 -	January 29, 1999
9 -	February 9, 1999
10 -	March 22, 1999
11 -	April 1, 1999
12 -	April 8, 1999
13 -	April 9, 1999
14 -	April 13, 1999
15 -	April 15, 1999
16 -	April 22, 1999
17 -	July 2, 1999
18 -	August 16, 1999
19 -	May 1, 2000
20 -	November 3, 2000
21 -	November 17, 2000
22 -	November 27, 2000
23 -	December 14, 2000
24 -	December 19, 2000
25 -	February 12, 2001
26 -	March 28, 2001
27 -	May 1, 2001
28 -	June 7, 2001
29 -	August 15, 2001
30 -	October 29, 2001
31 -	December 14, 2001
32 -	January 3, 2002
33 -	January 7, 2002
34 -	January 10, 2002
35 -	January 11, 2002
36 -	January 14, 2002
37 -	January 15, 2002
38 -	January 18, 2002
39 -	January 22, 2002
40 -	January 23, 2002
41 -	January 25, 2002
42 -	January 28, 2002
43 -	January 29, 2002
44 -	January 30, 2002
45 -	January 31, 2002
46 -	February 1, 2002
47 -	February 4, 2002
48 -	February 5, 2002
49 -	February 6, 2002
50 -	February 7, 2002
51 -	February 8, 2002
52 -	February 11, 2002
53 -	February 12, 2002
54 -	February 13, 2002
55 -	February 14, 2002
56 -	February 15, 2002
57 -	February 19, 2002
58 -	February 20, 2002
59 -	February 21, 2002
60 -	February 22, 2002
61 -	February 25, 2002
62 -	February 26, 2002
63 -	February 27, 2002
64 -	February 28, 2002
65 -	March 1, 2002
66 -	March 4, 2002
67 -	March 5, 2002
68 -	March 6, 2002
69 -	March 7, 2002
70 -	March 8, 2002
71 -	March 11, 2002
72 -	March 12, 2002
73 -	March 13, 2002
74 -	March 14, 2002
75 -	March 15, 2002
76 -	March 18, 2002
77 -	March 19, 2002
78 -	March 20, 2002
79 -	March 21, 2002
80 -	March 22, 2002
81 -	March 25, 2002
82 -	March 26, 2002
83 -	March 27, 2002
84 -	March 28, 2002
85 -	April 1, 2002
86 -	April 2, 2002
87 -	April 3, 2002
88 -	April 4, 2002
89 -	April 8, 2002
90 -	April 9, 2002
91 -	April 10, 2002
92 -	April 11, 2002
93 -	April 12, 2002
94 -	April 15, 2002
95 -	April 16, 2002
96 -	April 17, 2002
97 -	April 18, 2002
98 -	April 19, 2002
99 -	April 22, 2002
100 -	April 23, 2002
101 -	April 24, 2002
102 -	April 25, 2002
103 -	April 26, 2002
104 -	April 29, 2002
105 -	April 30, 2002
106 -	May 1, 2002
107 -	May 2, 2002
108 -	May 3, 2002
109 -	May 6, 2002
110 -	May 7, 2002
111 -	May 8, 2002
112 -	May 9, 2002
113 -	May 10, 2002
114 -	May 13, 2002
115 -	May 14, 2002
116 -	May 15, 2002
117 -	May 16, 2002
118 -	May 17, 2002
119 -	May 20, 2002
120 -	May 21, 2002
121 -	May 23, 2002
122 -	May 24, 2002
123 -	May 28, 2002
124 -	May 29, 2002
125 -	May 30, 2002
126 -	May 31, 2002
127 -	June 3, 2002
128 -	June 4, 2002
129 -	June 5, 2002
130 -	June 6, 2002
131 -	June 7, 2002
132 -	June 10, 2002
133 -	June 11, 2002
134 -	June 12, 2002
135 -	June 14, 2002
136 -	June 17, 2002
137 -	June 20, 2002
138 -	June 21, 2002
139 -	June 24, 2002
140 -	June 25, 2002
141 -	June 26, 2002
142 -	June 27, 2002
143 -	June 28, 2002
144 -	July 1, 2002
145 -	July 2, 2002
146 -	July 3, 2002
147 -	July 5, 2002
148 -	July 8, 2002
149 -	July 9, 2002
150 -	July 11, 2002
151 -	July 12, 2002
152 -	July 15, 2002
153 -	July 16, 2002
154 -	July 18, 2002
155 -	July 22, 2002
156 -	July 24, 2002
157 -	July 25, 2002
158 -	July 26, 2002
159 -	July 29, 2002
160 -	July 30, 2002
161 -	July 31, 2002
162 -	August 1, 2002
163 -	August 5, 2002
164 -	August 6, 2002
165 -	August 7, 2002
166 -	August 8, 2002
167 -	August 12, 2002
168 -	August 13, 2002
169 -	August 14, 2002
170 -	August 15, 2002
171 -	August 16, 2002
172 -	August 19, 2002
173 -	August 20, 2002
174 -	August 23, 2002
175 -	August 26, 2002
176 -	August 28, 2002
177 -	August 29, 2002
178 -	August 30, 2002
179 -	September 3, 2002
180 -	September 4, 2002
181 -	September 5, 2002
182 -	September 6, 2002
183 -	September 10, 2002
184 -	September 11, 2002
185 -	September 12, 2002
186 -	September 13, 2002
187 -	September 16, 2002
188 -	September 17, 2002
189 -	September 18, 2002
190 -	September 19, 2002
191 -	September 20, 2002
192 -	September 23, 2002
193 -	September 24, 2002
194 -	September 25, 2002
195 -	September 26, 2002
196 -	September 27, 2002
197 -	September 30, 2002
198 -	October 1, 2002
199 -	October 2, 2002
200 -	October 3, 2002
201 -	October 4, 2002
202 -	October 7, 2002
203 -	October 8, 2002
204 -	October 9, 2002
205 -	October 10, 2002
206 -	October 11, 2002
207 -	October 14, 2002
208 -	October 15, 2002
209 -	October 17, 2002
210 -	October 18, 2002
211 -	October 21, 2002
212 -	October 22, 2002
213 -	October 24, 2002
214 -	October 25, 2002
215 -	October 28, 2002
216 -	October 29, 2002
217 -	October 31, 2002
218 -	November 1, 2002
219 -	November 4, 2002
220 -	November 5, 2002
221 -	November 6, 2002
222 -	November 7, 2002
223 -	November 8, 2002
224 -	November 12, 2002
225 -	November 13, 2002
226 -	November 14, 2002
227 -	November 15, 2002
228 -	November 18, 2002
229 -	November 19, 2002
230 -	November 20, 2002
231 -	November 22, 2002
232 -	November 25, 2002
233 -	November 26, 2002
234 -	November 27, 2002
235 -	November 29, 2002
236 -	December 2, 2002
237 -	December 3, 2002
238 -	December 5, 2002
239 -	December 6, 2002
240 -	December 9, 2002
241 -	December 16, 2002
242 -	December 17, 2002
243 -	December 18, 2002
244 -	December 19, 2002
245 -	December 23, 2002
246 -	December 27, 2002
247 -	December 30, 2002
248 -	December 31, 2002
249 -	January 2, 2003
250 -	January 3, 2003
251 -	January 6, 2003
252 -	January 9, 2003
253 -	January 16, 2003
254 -	January 17, 2003
255 -	January 21, 2003
256 -	January 22, 2003
257 -	January 24, 2003
258 -	January 27, 2003
259 -	January 28, 2003
260 -	January 30, 2003
261 -	January 31, 2003
262 -	February 3, 2003
263 -	February 4, 2003
264 -	February 5, 2003
265 -	February 6, 2003
266 -	February 7, 2003
267 -	February 12, 2003
268 -	February 13, 2003
269 -	February 14, 2003
270 -	February 18, 2003
271 -	February 19, 2003
272 -	February 20, 2003
273 -	February 21, 2003
274 -	February 24, 2003
275 -	February 25, 2003
276 -	February 26, 2003
277 -	February 27, 2003
278 -	February 28, 2003
279 -	March 3, 2003
280 -	March 4, 2003
281 -	March 5, 2003
282 -	March 6, 2003
283 -	March 7, 2003
284 -	March 10, 2003
285 -	March 11, 2003
286 -	March 12, 2003
287 -	March 13, 2003
288 -	March 14, 2003
289 -	March 17, 2003
290 -	March 18, 2003
291 -	March 19, 2003
292 -	March 20, 2003
293 -	March 21, 2003
294 -	March 24, 2003
295 -	March 26, 2003
296 -	March 27, 2003
297 -	March 28, 2003
298 -	March 31, 2003
299 -	April 1, 2003
300 -	April 2, 2003
301 -	April 3, 2003
302 -	April 4, 2003
303 -	April 7, 2003
304 -	April 8, 2003
305 -	April 9, 2003
306 -	April 10, 2003
307 -	April 11, 2003
308 -	April 14, 2003
309 -	April 15, 2003
310 -	April 16, 2003
311 -	April 17, 2003
312 -	April 21, 2003
313 -	April 22, 2003
314 -	April 23, 2003
315 -	April 24, 2003
316 -	April 25, 2003
317 -	April 28, 2003
318 -	April 29, 2003
319 -	April 30, 2003
320 -	May 1, 2003
321 -	May 2, 2003
322 -	May 5, 2003
323 -	May 6, 2003
324 -	May 7, 2003
325 -	May 8, 2003
326 -	May 12, 2003
327 -	May 13, 2003
328 -	May 14, 2003
329 -	May 15, 2003
330 -	May 19, 2003
331 -	May 20, 2003
332 -	May 21, 2003
333 -	May 22, 2003
334 -	May 23, 2003
335 -	May 27, 2003
336 -	May 28, 2003
337 -	May 29, 2003
338 -	May 30, 2003
339 -	June 2, 2003
340 -	June 3, 2003
341 -	June 4, 2003
342 -	June 5, 2003
343 -	June 6, 2003
344 -	June 9, 2003
345 -	June 10, 2003
346 -	June 11, 2003
347 -	June 12, 2003
348 -	June 13, 2003
349 -	June 16, 2003
350 -	June 17, 2003
351 -	June 18, 2003
352 -	June 19, 2003
353 -	June 20, 2003
354 -	June 23, 2003
355 -	June 24, 2003
356 -	June 25, 2003
357 -	June 26, 2003
358 -	June 27, 2003
359 -	June 30, 2003
360 -	July 1, 2003
361 -	July 2, 2003
362 -	July 3, 2003
363 -	July 7, 2003
364 -	July 8, 2003
365 -	July 9, 2003
366 -	July 10, 2003
367 -	July 11, 2003
368 -	July 14, 2003
369 -	July 15, 2003
370 -	July 17, 2003
371 -	July 18, 2003
372 -	July 21, 2003
373 -	July 22, 2003
374 -	July 23, 2003
375 -	July 24, 2003
376 -	July 25, 2003
377 -	July 28, 2003
378 -	July 29, 2003
379 -	July 30, 2003
380 -	July 31, 2003
381 -	August 1, 2003
382 -	August 4, 2003
383 -	August 5, 2003
384 -	August 6, 2003
385 -	August 7, 2003
386 -	August 8, 2003
387 -	August 11, 2003
388 -	August 12, 2003
389 -	August 13, 2003
390 -	August 14, 2003
391 -	August 15, 2003
392 -	August 18, 2003
393 -	August 19, 2003
394 -	August 20, 2003
395 -	August 21, 2003
396 -	August 22, 2003
397 -	August 25, 2003
398 -	August 26, 2003
399 -	August 27, 2003
400 -	August 28, 2003
401 -	August 29, 2003
402 -	September 2, 2003
403 -	September 3, 2003
404 -	September 5, 2003
405 -	September 8, 2003
406 -	September 9, 2003
407 -	September 10, 2003
408 -	September 11, 2003
409 -	September 12, 2003
410 -	September 15, 2003
411 -	September 16, 2003
412 -	September 17, 2003
413 -	September 18, 2003
414 -	September 19, 2003
415 -	September 22, 2003
416 -	September 23, 2003
417 -	September 24, 2003
418 -	September 25, 2003
419 -	September 26, 2003
420 -	September 29, 2003
421 -	September 30, 2003
422 -	October 1, 2003
423 -	October 2, 2003
424 -	October 3, 2003
425 -	October 4, 2003
426 -	October 6, 2003
427 -	October 7, 2003
428 -	October 8, 2003
429 -	October 9, 2003
430 -	October 10, 2003
431 -	October 13, 2003
432 -	October 14, 2003
433 -	October 15, 2003
434 -	October 16, 2003
435 -	October 17, 2003
436 -	October 20, 2003
437 -	October 21, 2003
438 -	October 22, 2003
439 -	October 23, 2003
440 -	October 24, 2003
441 -	October 27, 2003
442 -	October 28, 2003
443 -	October 29, 2003
444 -	October 30, 2003
445 -	October 31, 2003
446 -	November 3, 2003
447 -	November 4, 2003
448 -	November 5, 2003
449 -	November 6, 2003
450 -	November 7, 2003
451 -	November 10, 2003
452 -	November 11, 2003
453 -	November 12, 2003
454 -	November 13, 2003
455 -	November 14, 2003
456 -	November 17, 2003
457 -	November 18, 2003
458 -	November 19, 2003
459 -	November 20, 2003
460 -	November 21, 2003
461 -	November 24, 2003
462 -	November 25, 2003
463 -	November 26, 2003
464 -	November 28, 2003
465 -	December 1, 2003
466 -	December 2, 2003
467 -	December 3, 2003
468 -	December 4, 2003
469 -	December 5, 2003
470 -	December 8, 2003
471 -	December 9, 2003
472 -	December 10, 2003
473 -	December 11, 2003
474 -	December 12, 2003
475 -	December 15, 2003
476 -	December 16, 2003
477 -	December 17, 2003
478 -	December 18, 2003
479 -	December 19, 2003
480 -	December 22, 2003
481 -	December 23, 2003
482 -	December 24, 2003
483 -	December 26, 2003
484 -	December 29, 2003
485 -	December 30, 2003
486 -	December 31, 2003
487 -	January 2, 2004
488 -	January 5, 2004
489 -	January 6, 2004
490 -	January 7, 2004
491 -	January 8, 2004
492 -	January 9, 2004
493 -	January 12, 2004
494 -	January 13, 2004
495 -	January 14, 2004
496 -	January 15, 2004
497 -	January 16, 2004
498 -	January 20, 2004
499 -	January 21, 2004
500 -	January 22, 2004
501 -	January 23, 2004
502 -	January 26, 2004
503 -	January 27, 2004
504 -	January 28, 2004
505 -	January 29, 2004
506 -	January 30, 2004
507 -	February 2, 2004
508 -	February 3, 2004
509 -	February 4, 2004
510 -	February 5, 2004
511 -	February 6, 2004
512 -	February 9, 2004
513 -	February 10, 2004
514 -	February 11, 2004
515 -	February 12, 2004
516 -	February 13, 2004
517 -	February 17, 2004
518 -	February 18, 2004
519 -	February 19, 2004
520 -	February 20, 2004
521 -	February 23, 2004
522 -	February 24, 2004
523 -	February 25, 2004
524 -	February 26, 2004
525 -	February 27, 2004
526 -	March 1, 2004
527 -	March 2, 2004
528 -	March 3, 2004
529 -	March 4, 2004
530 -	March 5, 2004
531 -	March 8, 2004
532 -	March 9, 2004
533 -	March 10, 2004
534 -	March 11, 2004
535 -	March 12, 2004
536 -	March 15, 2004
537 -	March 16, 2004
538 -	March 17, 2004
539 -	March 18, 2004
540 -	March 19, 2004
541 -	March 22, 2004
542 -	March 23, 2004
543 -	March 24, 2004
544 -	March 25, 2004
545 -	March 26, 2004
546 -	March 29, 2004
547 -	March 30, 2004
548 -	March 31, 2004
549 -	April 1, 2004
550 -	April 2, 2004
551 -	April 5, 2004
552 -	April 6, 2004
553 -	April 7, 2004
554 -	April 8, 2004
555 -	April 12, 2004
556 -	April 13, 2004
557 -	April 14, 2004
558 -	April 15, 2004
559 -	April 16, 2004
560 -	April 19, 2004
561 -	April 20, 2004
562 -	April 21, 2004
563 -	April 22, 2004
564 -	April 23, 2004
565 -	April 26, 2004
566 -	April 27, 2004
567 -	April 28, 2004
568 -	April 29, 2004
569 -	April 30, 2004
570 -	May 3, 2004
571 -	May 4, 2004
572 -	May 5, 2004
573 -	May 6, 2004
574 -	May 7, 2004
575 -	May 10, 2004
576 -	May 11, 2004
577 -	May 12, 2004
578 -	May 13, 2004
579 -	May 14, 2004
580 -	May 17, 2004
581 -	May 18, 2004
582 -	May 19, 2004
583 -	May 20, 2004
584 -	May 21, 2004
585 -	May 24, 2004
586 -	May 25, 2004
587 -	May 26, 2004
588 -	May 27, 2004
589 -	May 28, 2004
590 -	June 1, 2004
591 -	June 2, 2004
592 -	June 3, 2004
593 -	June 4, 2004
594 -	June 7, 2004
595 -	June 8, 2004
596 -	June 9, 2004
597 -	June 10, 2004
598 -	June 14, 2004
599 -	June 15, 2004
600 -	June 16, 2004
601 -	June 17, 2004
602 -	June 18, 2004
603 -	June 21, 2004
604 -	June 22, 2004
605 -	June 23, 2004
606 -	June 24, 2004
607 -	June 25, 2004
608 -	June 28, 2004
609 -	June 29, 2004
610 -	July 1, 2004
611 -	July 2, 2004
612 -	July 6, 2004
613 -	July 7, 2004
614 -	July 8, 2004
615 -	July 9, 2004
616 -	July 12, 2004
617 -	July 13, 2004
618 -	July 14, 2004
619 -	July 15, 2004
620 -	July 16, 2004
621 -	July 19, 2004
622 -	July 20, 2004
623 -	July 21, 2004
624 -	July 22, 2004
625 -	July 23, 2004
626 -	July 26, 2004
627 -	July 27, 2004
628 -	July 28, 2004
629 -	July 29, 2004
630 -	July 30, 2004
631 -	August 2, 2004
632 -	August 3, 2004
633 -	August 4, 2004
634 -	August 5, 2004
635 -	August 6, 2004
636 -	August 9, 2004
637 -	August 10, 2004
638 -	August 11, 2004
639 -	August 12, 2004
640 -	August 13, 2004
641 -	August 16, 2004
642 -	August 17, 2004
643 -	August 18, 2004
644 -	August 19, 2004
645 -	August 20, 2004
646 -	August 23, 2004
647 -	August 24, 2004
648 -	August 25, 2004
649 -	August 26, 2004
650 -	August 27, 2004
651 -	August 30, 2004
652 -	August 31, 2004
653 -	September 1, 2004
654 -	September 2, 2004
655 -	September 3, 2004
656 -	September 7, 2004
657 -	September 8, 2004
658 -	September 9, 2004
659 -	September 10, 2004
660 -	September 13, 2004
661 -	September 14, 2004
662 -	September 15, 2004
663 -	September 16, 2004
664 -	September 17, 2004
665 -	September 20, 2004
666 -	September 21, 2004
667 -	September 22, 2004
668 -	September 23, 2004
669 -	September 24, 2004
670 -	September 27, 2004
671 -	September 28, 2004
672 -	September 29, 2004
673 -	September 30, 2004
674 -	October 1, 2004
675 -	October 4, 2004
676 -	October 5, 2004
677 -	October 6, 2004
678 -	October 7, 2004
679 -	October 8, 2004
680 -	October 11, 2004
681 -	October 12, 2004
682 -	October 13, 2004
683 -	October 14, 2004
684 -	October 15, 2004
685 -	October 18, 2004
686 -	October 19, 2004
687 -	October 20, 2004
688 -	October 21, 2004
689 -	October 22, 2004
690 -	October 25, 2004
691 -	October 26, 2004
692 -	October 27, 2004
693 -	October 28, 2004
694 -	October 29, 2004
695 -	November 1, 2004
696 -	November 2, 2004
697 -	November 3, 2004
698 -	November 4, 2004
699 -	November 5, 2004
700 -	November 8, 2004
701 -	November 9, 2004
702 -	November 10, 2004
703 -	November 11, 2004
704 -	November 12, 2004
705 -	November 15, 2004
706 -	November 16, 2004
707 -	November 17, 2004
708 -	November 18, 2004
709 -	November 19, 2004
710 -	November 22, 2004
711 -	November 23, 2004
712 -	November 24, 2004
713 -	November 26, 2004
714 -	November 29, 2004
715 -	November 30, 2004
716 -	December 1, 2004
717 -	December 2, 2004
718 -	December 3, 2004
719 -	December 6, 2004
720 -	December 7, 2004
721 -	December 8, 2004
722 -	December 9, 2004
723 -	December 10, 2004
724 -	December 13, 2004
725 -	December 14, 2004
726 -	December 15, 2004
727 -	December 16, 2004
728 -	December 17, 2004
729 -	December 20, 2004
730 -	December 21, 2004
731 -	December 22, 2004
732 -	December 23, 2004
733 -	December 27, 2004
734 -	December 28, 2004
735 -	December 29, 2004
736 -	December 30, 2004
737 -	December 31, 2004
738 -	January 3, 2005
739 -	January 4, 2005
740 -	January 5, 2005
741 -	January 6, 2005
742 -	January 7, 2005
743 -	January 10, 2005
744 -	January 11, 2005
745 -	January 12, 2005
746 -	January 13, 2005
747 -	January 14, 2005
748 -	January 18, 2005
749 -	January 19, 2005
750 -	January 20, 2005
751 -	January 21, 2005
752 -	January 24, 2005
753 -	January 25, 2005
754 -	January 26, 2005
755 -	January 27, 2005
756 -	January 28, 2005
757 -	January 31, 2005
758 -	February 1, 2005
759 -	February 2, 2005
760 -	February 3, 2005
761 -	February 4, 2005
762 -	February 7, 2005
763 -	February 8, 2005
764 -	February 9, 2005
765 -	February 10, 2005
766 -	February 11, 2005
767 -	February 14, 2005
768 -	February 15, 2005
769 -	February 16, 2005
770 -	February 17, 2005
771 -	February 18, 2005
772 -	February 22, 2005
773 -	February 23, 2005
774 -	February 24, 2005
775 -	February 25, 2005
776 -	February 28, 2005
777 -	March 1, 2005
778 -	March 2, 2005
779 -	March 3, 2005
780 -	March 4, 2005
781 -	March 7, 2005
782 -	March 8, 2005
783 -	March 9, 2005
784 -	March 10, 2005
785 -	March 11, 2005
786 -	March 14, 2005
787 -	March 15, 2005
788 -	March 16, 2005
789 -	March 17, 2005
790 -	March 18, 2005
791 -	March 21, 2005
792 -	March 22, 2005
793 -	March 23, 2005
794 -	March 24, 2005
795 -	March 28, 2005
796 -	March 29, 2005
797 -	March 30, 2005
798 -	March 31, 2005
799 -	April 1, 2005
800 -	April 4, 2005
801 -	April 5, 2005
802 -	April 6, 2005
803 -	April 7, 2005
804 -	April 8, 2005
805 -	April 11, 2005
806 -	April 12, 2005
807 -	April 13, 2005
808 -	April 14, 2005
809 -	April 15, 2005
810 -	April 18, 2005
811 -	April 19, 2005
812 -	April 20, 2005
813 -	April 21, 2005
814 -	April 22, 2005
815 -	April 25, 2005
816 -	April 26, 2005
817 -	April 27, 2005
818 -	April 28, 2005
819 -	April 29, 2005
820 -	May 2, 2005
821 -	May 3, 2005
822 -	May 4, 2005
823 -	May 5, 2005
824 -	May 6, 2005
825 -	May 9, 2005
826 -	May 10, 2005
827 -	May 11, 2005
828 -	May 12, 2005
829 -	May 13, 2005
830 -	May 16, 2005
831 -	May 17, 2005
832 -	May 18, 2005
833 -	May 19, 2005
834 -	May 20, 2005
835 -	May 23, 2005
836 -	May 24, 2005
837 -	May 25, 2005
838 -	May 26, 2005
839 -	May 27, 2005
840 -	May 31, 2005
841 -	June 1, 2005
842 -	June 2, 2005
843 -	June 3, 2005
844 -	June 6, 2005
845 -	June 8, 2005
846 -	June 9, 2005
847 -	June 10, 2005
848 -	June 13, 2005
849 -	June 14, 2005
850 -	June 15, 2005
851 -	June 16, 2005
852 -	June 17, 2005
853 -	June 20, 2005
854 -	June 21, 2005
855 -	June 22, 2005
856 -	June 23, 2005
857 -	June 24, 2005
858 -	June 27, 2005
859 -	June 28, 2005
860 -	June 29, 2005
861 -	June 30, 2005
862 -	July 1, 2005
863 -	July 5, 2005
864 -	July 6, 2005
865 -	July 7, 2005
866 -	July 8, 2005
867 -	July 11, 2005
868 -	July 12, 2005
869 -	July 13, 2005
870 -	July 14, 2005
871 -	July 15, 2005
872 -	July 18, 2005
873 -	July 19, 2005
874 -	July 20, 2005
875 -	July 21, 2005
876 -	July 22, 2005
877 -	July 25, 2005
878 -	July 26, 2005
879 -	July 27, 2005
880 -	July 28, 2005
881 -	July 29, 2005
882 -	August 1, 2005
883 -	August 2, 2005
884 -	August 3, 2005
885 -	August 4, 2005
886 -	August 5, 2005
887 -	August 8, 2005
888 -	August 9, 2005
889 -	August 10, 2005
890 -	August 11, 2005
891 -	August 12, 2005
892 -	August 15, 2005
893 -	August 16, 2005
894 -	August 17, 2005
895 -	August 18, 2005
896 -	August 19, 2005
897 -	August 22, 2005
898 -	August 24, 2005
899 -	August 25, 2005
900 -	August 26, 2005
901 -	August 29, 2005
902 -	August 30, 2005
903 -	August 31, 2005
904 -	September 1, 2005
905 -	September 2, 2005
906 -	September 6, 2005
907 -	September 7, 2005
908 -	September 8, 2005
909 -	September 9, 2005
910 -	September 12, 2005
911 -	September 13, 2005
912 -	September 14, 2005
913 -	September 15, 2005
914 -	September 16, 2005
915 -	September 19, 2005
916 -	September 21, 2005
917 -	September 22, 2005
918 -	September 23, 2005
919 -	September 26, 2005
920 -	September 27, 2005
921 -	September 29, 2005
922 -	September 30, 2005
923 -	October 3, 2005
924 -	October 4, 2005
925 -	October 5, 2005
926 -	October 6, 2005
927 -	October 7, 2005
928 -	October 10, 2005
929 -	October 11, 2005
930 -	October 12, 2005
931 -	October 13, 2005
932 -	October 14, 2005
933 -	October 17, 2005
934 -	October 18, 2005
935 -	October 19, 2005
936 -	October 20, 2005
937 -	October 21, 2005
938 -	October 24, 2005
939 -	October 25, 2005
940 -	October 26, 2005
941 -	October 27, 2005
942 -	October 28, 2005
943 -	October 31, 2005
944 -	November 1, 2005
945 -	November 2, 2005
946 -	November 3, 2005
947 -	November 4, 2005
948 -	November 7, 2005
949 -	November 8, 2005
950 -	November 9, 2005
951 -	November 10, 2005
952 -	November 11, 2005
953 -	November 14, 2005
954 -	November 15, 2005
955 -	November 16, 2005
956 -	November 17, 2005
957 -	November 18, 2005
958 -	November 21, 2005
959 -	November 22, 2005
960 -	November 23, 2005
961 -	November 25, 2005
962 -	November 28, 2005
963 -	November 29, 2005
964 -	November 30, 2005
965 -	December 1, 2005
966 -	December 2, 2005
967 -	December 5, 2005
968 -	December 6, 2005
969 -	December 7, 2005
970 -	December 9, 2005
971 -	December 12, 2005
972 -	December 13, 2005
973 -	December 14, 2005
974 -	December 16, 2005
975 -	December 19, 2005
976 -	December 20, 2005
977 -	December 21, 2005
978 -	December 22, 2005
979 -	December 23, 2005
980 -	December 27, 2005
981 -	December 28, 2005
982 -	December 29, 2005
983 -	December 30, 2005
984 -	January 3, 2006
985 -	January 5, 2006
986 -	January 6, 2006
987 -	January 9, 2006
988 -	January 10, 2006
989 -	January 11, 2006
990 -	January 12, 2006
991 -	January 13, 2006
992 -	January 17, 2006
993 -	January 18, 2006
994 -	January 19, 2006
995 -	January 20, 2006
996 -	January 23, 2006
997 -	January 24, 2006
998 -	January 25, 2006
999 -	January 26, 2006
1000 -	January 27, 2006
1001 -	January 30, 2006
1002 -	January 31, 2006
1003 -	February 1, 2006
1004 -	February 2, 2006
1005 -	February 3, 2006
1006 -	February 6, 2006
1007 -	February 7, 2006
1008 -	February 8, 2006
1009 -	February 9, 2006
1010 -	February 10, 2006
1011 -	February 13, 2006
1012 -	February 14, 2006
1013 -	February 15, 2006
1014 -	February 16, 2006
1015 -	February 17, 2006
1016 -	February 21, 2006
1017 -	February 22, 2006
1018 -	February 23, 2006
1019 -	February 24, 2006
1020 -	February 27, 2006
1021 -	February 28, 2006
1022 -	March 1, 2006
1023 -	March 2, 2006
1024 -	March 3, 2006
1025 -	March 6, 2006
1026 -	March 7, 2006
1027 -	March 8, 2006
1028 -	March 9, 2006
1029 -	March 10, 2006
1030 -	March 13, 2006
1031 -	March 16, 2006
1032 -	March 17, 2006
1033 -	March 20, 2006
1034 -	March 21, 2006
1035 -	March 22, 2006
1036 -	March 23, 2006
1037 -	March 24, 2006
1038 -	March 27, 2006
1039 -	March 28, 2006
1040 -	March 29, 2006
1041 -	March 30, 2006
1042 -	March 31, 2006
1043 -	April 3, 2006
1044 -	April 4, 2006
1045 -	April 5, 2006
1046 -	April 6, 2006
1047 -	April 7, 2006
1048 -	April 10, 2006
1049 -	April 11, 2006
1050 -	April 13, 2006
1051 -	April 17, 2006
1052 -	April 18, 2006
1053 -	April 19, 2006
1054 -	April 20, 2006
1055 -	April 21, 2006
1056 -	April 24, 2006
1057 -	April 25, 2006
1058 -	April 27, 2006
1059 -	April 28, 2006
1060 -	May 1, 2006
1061 -	May 2, 2006
1062 -	May 3, 2006
1063 -	May 4, 2006
1064 -	May 5, 2006
1065 -	May 8, 2006
1066 -	May 9, 2006
1067 -	May 10, 2006
1068 -	May 11, 2006
1069 -	May 12, 2006
1070 -	May 15, 2006
1071 -	May 16, 2006
1072 -	May 17, 2006
1073 -	May 18, 2006
1074 -	May 19, 2006
1075 -	May 22, 2006
1076 -	May 23, 2006
1077 -	May 24, 2006
1078 -	May 25, 2006
1079 -	May 26, 2006
1080 -	May 30, 2006
1081 -	May 31, 2006
1082 -	June 1, 2006
1083 -	June 2, 2006
1084 -	June 5, 2006
1085 -	June 6, 2006
1086 -	June 7, 2006
1087 -	June 8, 2006
1088 -	June 9, 2006
1089 -	June 12, 2006
1090 -	June 13, 2006
1091 -	June 14, 2006
1092 -	June 15, 2006
1093 -	June 16, 2006
1094 -	June 19, 2006
1095 -	June 20, 2006
1096 -	June 21, 2006
1097 -	June 22, 2006
1098 -	June 23, 2006
1099 -	June 26, 2006
1100 -	June 27, 2006
1101 -	June 28, 2006
1102 -	June 29, 2006
1103 -	June 30, 2006
1104 -	July 3, 2006
1105 -	July 5, 2006
1106 -	July 6, 2006
1107 -	July 7, 2006
1108 -	July 10, 2006
1109 -	July 11, 2006
1110 -	July 12, 2006
1111 -	July 13, 2006
1112 -	July 14, 2006
1113 -	July 17, 2006
1114 -	July 18, 2006
1115 -	July 19, 2006
1116 -	July 20, 2006
1117 -	July 21, 2006
1118 -	July 24, 2006
1119 -	July 25, 2006
1120 -	July 26, 2006
1121 -	July 27, 2006
1122 -	July 28, 2006
1123 -	July 31, 2006
1124 -	August 1, 2006
1125 -	August 2, 2006
1126 -	August 3, 2006
1127 -	August 4, 2006
1128 -	August 7, 2006
1129 -	August 8, 2006
1130 -	August 9, 2006
1131 -	August 10, 2006
1132 -	August 11, 2006
1133 -	August 14, 2006
1134 -	August 15, 2006
1135 -	August 16, 2006
1136 -	August 17, 2006
1137 -	August 18, 2006
1138 -	August 21, 2006
1139 -	August 22, 2006
1140 -	August 23, 2006
1141 -	August 24, 2006
1142 -	August 25, 2006
1143 -	August 28, 2006
1144 -	August 29, 2006
1145 -	August 30, 2006
1146 -	August 31, 2006
1147 -	September 1, 2006
1148 -	September 5, 2006
1149 -	September 6, 2006
1150 -	September 7, 2006
1151 -	September 11, 2006
1152 -	September 12, 2006
1153 -	September 13, 2006
1154 -	September 14, 2006
1155 -	September 15, 2006
1156 -	September 18, 2006
1157 -	September 19, 2006
1158 -	September 20, 2006
1159 -	September 21, 2006
1160 -	September 22, 2006
1161 -	September 25, 2006
1162 -	September 26, 2006
1163 -	September 27, 2006
1164 -	September 28, 2006
1165 -	September 29, 2006
1166 -	October 2, 2006
1167 -	October 3, 2006
1168 -	October 4, 2006
1169 -	October 5, 2006
1170 -	October 6, 2006
1171 -	October 9, 2006
1172 -	October 10, 2006
1173 -	October 11, 2006
1174 -	October 12, 2006
1175 -	October 13, 2006
1176 -	October 16, 2006
1177 -	October 17, 2006
1178 -	October 18, 2006
1179 -	October 19, 2006
1180 -	October 20, 2006
1181 -	October 23, 2006
1182 -	October 24, 2006
1183 -	October 25, 2006
1184 -	October 26, 2006
1185 -	October 27, 2006
1186 -	October 31, 2006
1187 -	November 1, 2006
1188 -	November 2, 2006
1189 -	November 3, 2006
1190 -	November 6, 2006
1191 -	November 7, 2006
1192 -	November 8, 2006
1193 -	November 10, 2006
1194 -	November 13, 2006
1195 -	November 14, 2006
1196 -	November 15, 2006
1197 -	November 16, 2006
1198 -	November 17, 2006
1199 -	November 20, 2006
1200 -	November 21, 2006
1201 -	November 22, 2006
1202 -	November 24, 2006
1203 -	November 27, 2006
1204 -	November 28, 2006
1205 -	November 29, 2006
1206 -	November 30, 2006
1207 -	December 1, 2006
1208 -	December 4, 2006
1209 -	December 5, 2006
1210 -	December 6, 2006
1211 -	December 7, 2006
1212 -	December 11, 2006
1213 -	December 12, 2006
1214 -	December 13, 2006
1215 -	December 14, 2006
1216 -	December 18, 2006
1217 -	December 20, 2006
1218 -	December 21, 2006
1219 -	December 22, 2006
1220 -	December 26, 2006
1221 -	December 27, 2006
1222 -	December 28, 2006
1223 -	December 29, 2006
1224 -	January 3, 2007
1225 -	January 4, 2007
1226 -	January 5, 2007
1227 -	January 8, 2007
1228 -	January 9, 2007
1229 -	January 10, 2007
1230 -	January 11, 2007
1231 -	January 12, 2007
1232 -	January 16, 2007
1233 -	January 17, 2007
1234 -	January 18, 2007
1235 -	January 19, 2007
1236 -	January 22, 2007
1237 -	January 23, 2007
1238 -	January 24, 2007
1239 -	January 25, 2007
1240 -	January 26, 2007
1241 -	January 29, 2007
1242 -	January 30, 2007
1243 -	January 31, 2007
1244 -	February 1, 2007
1245 -	February 2, 2007
1246 -	February 5, 2007
1247 -	February 6, 2007
1248 -	February 7, 2007
1249 -	February 8, 2007
1250 -	February 9, 2007
1251 -	February 12, 2007
1252 -	February 13, 2007
1253 -	February 14, 2007
1254 -	February 15, 2007
1255 -	February 16, 2007
1256 -	February 20, 2007
1257 -	February 21, 2007
1258 -	February 22, 2007
1259 -	February 23, 2007
1260 -	February 26, 2007
1261 -	February 27, 2007
1262 -	February 28, 2007
1263 -	March 1, 2007
1264 -	March 2, 2007
1265 -	March 5, 2007
1266 -	March 6, 2007
1267 -	March 7, 2007
1268 -	March 8, 2007
1269 -	March 9, 2007
1270 -	March 12, 2007
1271 -	March 13, 2007
1272 -	March 14, 2007
1273 -	March 15, 2007
1274 -	March 16, 2007
1275 -	March 19, 2007
1276 -	March 20, 2007
1277 -	March 21, 2007
1278 -	March 22, 2007
1279 -	March 23, 2007
1280 -	March 26, 2007
1281 -	March 27, 2007
1282 -	March 28, 2007
1283 -	March 29, 2007
1284 -	March 30, 2007
1285 -	April 2, 2007
1286 -	April 3, 2007
1287 -	April 4, 2007
1288 -	April 5, 2007
1289 -	April 9, 2007
1290 -	April 10, 2007
1291 -	April 11, 2007
1292 -	April 12, 2007
1293 -	April 13, 2007
1294 -	April 16, 2007
1295 -	April 17, 2007
1296 -	April 18, 2007
1297 -	April 19, 2007
1298 -	April 20, 2007
1299 -	April 23, 2007
1300 -	April 24, 2007
1301 -	April 25, 2007
1302 -	April 26, 2007
1303 -	April 27, 2007
1304 -	April 30, 2007
1305 -	May 1, 2007
1306 -	May 2, 2007
1307 -	May 3, 2007
1308 -	May 4, 2007
1309 -	May 7, 2007
1310 -	May 8, 2007
1311 -	May 9, 2007
1312 -	May 10, 2007
1313 -	May 11, 2007
1314 -	May 14, 2007
1315 -	May 15, 2007
1316 -	May 16, 2007
1317 -	May 17, 2007
1318 -	May 18, 2007
1319 -	May 21, 2007
1320 -	May 22, 2007
1321 -	May 23, 2007
1322 -	May 24, 2007
1323 -	May 25, 2007
1324 -	May 29, 2007
1325 -	May 30, 2007
1326 -	May 31, 2007
1327 -	June 1, 2007
1328 -	June 4, 2007
1329 -	June 5, 2007
1330 -	June 6, 2007
1331 -	June 7, 2007
1332 -	June 8, 2007
1333 -	June 11, 2007
1334 -	June 12, 2007
1335 -	June 13, 2007
1336 -	June 14, 2007
1337 -	June 15, 2007
1338 -	June 18, 2007
1339 -	June 19, 2007
1340 -	June 20, 2007
1341 -	June 21, 2007
1342 -	June 22, 2007
1343 -	June 25, 2007
1344 -	June 26, 2007
1345 -	June 27, 2007
1346 -	June 28, 2007
1347 -	June 29, 2007
1348 -	July 2, 2007
1349 -	July 3, 2007
1350 -	July 5, 2007
1351 -	July 6, 2007
1352 -	July 9, 2007
1353 -	July 10, 2007
1354 -	July 11, 2007
1355 -	July 12, 2007
1356 -	July 13, 2007
1357 -	July 16, 2007
1358 -	July 17, 2007
1359 -	July 18, 2007
1360 -	July 19, 2007
1361 -	July 20, 2007
1362 -	July 23, 2007
1363 -	July 24, 2007
1364 -	July 25, 2007
1365 -	July 26, 2007
1366 -	July 27, 2007
1367 -	July 30, 2007
1368 -	July 31, 2007
1369 -	August 1, 2007
1370 -	August 2, 2007
1371 -	August 3, 2007
1372 -	August 6, 2007
1373 -	August 7, 2007
1374 -	August 8, 2007
1375 -	August 9, 2007
1376 -	August 10, 2007
1377 -	August 13, 2007
1378 -	August 14, 2007
1379 -	August 15, 2007
1380 -	August 16, 2007
1381 -	August 17, 2007
1382 -	August 20, 2007
1383 -	August 21, 2007
1384 -	August 23, 2007
1385 -	August 24, 2007
1386 -	August 27, 2007
1387 -	August 28, 2007
1388 -	August 29, 2007
1389 -	August 30, 2007
1390 -	August 31, 2007
1391 -	September 4, 2007
1392 -	September 5, 2007
1393 -	September 6, 2007
1394 -	September 7, 2007
1395 -	September 10, 2007
1396 -	September 11, 2007
1397 -	September 12, 2007
1398 -	September 13, 2007
1399 -	September 14, 2007
1400 -	September 17, 2007
1401 -	September 18, 2007
1402 -	September 19, 2007
1403 -	September 20, 2007
1404 -	September 21, 2007
1405 -	September 24, 2007
1406 -	September 25, 2007
1407 -	September 26, 2007
1408 -	September 28, 2007
1409 -	October 1, 2007
1410 -	October 2, 2007
1411 -	October 3, 2007
1412 -	October 4, 2007
1413 -	October 5, 2007
1414 -	October 8, 2007
1415 -	October 9, 2007
1416 -	October 10, 2007
1417 -	October 11, 2007
1418 -	October 12, 2007
1419 -	October 15, 2007
1420 -	October 16, 2007
1421 -	October 17, 2007
1422 -	October 18, 2007
1423 -	October 19, 2007
1424 -	October 22, 2007
1425 -	October 23, 2007
1426 -	October 24, 2007
1427 -	October 25, 2007
1428 -	October 26, 2007
1429 -	October 29, 2007
1430 -	October 30, 2007
1431 -	October 31, 2007
1432 -	November 1, 2007
1433 -	November 2, 2007
1434 -	November 5, 2007
1435 -	November 6, 2007
1436 -	November 8, 2007
1437 -	November 9, 2007
1438 -	November 12, 2007
1439 -	November 13, 2007
1440 -	November 14, 2007
1441 -	November 15, 2007
1442 -	November 16, 2007
1443 -	November 19, 2007
1444 -	November 20, 2007
1445 -	November 21, 2007
1446 -	November 23, 2007
1447 -	November 26, 2007
1448 -	November 27, 2007
1449 -	November 28, 2007
1450 -	November 30, 2007
1451 -	December 3, 2007
1452 -	December 4, 2007
1453 -	December 5, 2007
1454 -	December 6, 2007
1455 -	December 7, 2007
1456 -	December 10, 2007
1457 -	December 11, 2007
1458 -	December 12, 2007
1459 -	December 13, 2007
1460 -	December 14, 2007
1461 -	December 17, 2007
1462 -	December 18, 2007
1463 -	December 19, 2007
1464 -	December 20, 2007
1465 -	December 21, 2007
1466 -	December 24, 2007
1467 -	December 26, 2007
1468 -	December 27, 2007
1469 -	December 28, 2007
1470 -	December 31, 2007
1710 -	January 02, 2008
1711 -	January 03, 2008
1712 -	January 04, 2008
1713 -	January 07, 2008
1714 -	January 08, 2008
1715 -	January 09, 2008
1716 -	January 10, 2008
1717 -	January 11, 2008
1718 -	January 14, 2008
1719 -	January 15, 2008
1720 -	January 16, 2008
1721 -	January 17, 2008
1722 -	January 18, 2008
1723 -	January 22, 2008
1724 -	January 23, 2008
1725 -	January 24, 2008
1726 -	January 25, 2008
1727 -	January 28, 2008
1728 -	January 29, 2008
1729 -	January 30, 2008
1730 -	January 31, 2008
1731 -	February 01, 2008
1732 -	February 04, 2008
1733 -	February 05, 2008
1734 -	February 06, 2008
1735 -	February 07, 2008
1736 -	February 08, 2008
1737 -	February 11, 2008
1738 -	February 12, 2008
1739 -	February 13, 2008
1740 -	February 14, 2008
1741 -	February 15, 2008
1742 -	February 19, 2008
1743 -	February 20, 2008
1744 -	February 21, 2008
1745 -	February 22, 2008
1746 -	February 25, 2008
1747 -	February 26, 2008
1748 -	February 27, 2008
1749 -	February 28, 2008
1750 -	February 29, 2008
1751 -	March 03, 2008
1752 -	March 04, 2008
1753 -	March 05, 2008
1754 -	March 06, 2008
1755 -	March 07, 2008
1756 -	March 10, 2008
1757 -	March 11, 2008
1758 -	March 12, 2008
1759 -	March 13, 2008
1760 -	March 14, 2008
1761 -	March 17, 2008
1762 -	March 18, 2008
1763 -	March 19, 2008
1764 -	March 20, 2008
1765 -	March 24, 2008
1766 -	March 25, 2008
1767 -	March 26, 2008
1768 -	March 27, 2008
1769 -	March 28, 2008
1770 -	March 31, 2008
1771 -	April 01, 2008
1772 -	April 02, 2008
1773 -	April 03, 2008
1774 -	April 04, 2008
1775 -	April 07, 2008
1776 -	April 08, 2008
1777 -	April 09, 2008
1778 -	April 10, 2008
1779 -	April 11, 2008
1780 -	April 14, 2008
1781 -	April 15, 2008
1782 -	April 16, 2008
1783 -	April 17, 2008
1784 -	April 18, 2008
1785 -	April 21, 2008
1786 -	April 22, 2008
1787 -	April 23, 2008
1788 -	April 24, 2008
1789 -	April 25, 2008
1790 -	April 28, 2008
1791 -	April 29, 2008
1792 -	April 30, 2008
1793 -	May 01, 2008
1794 -	May 02, 2008
1795 -	May 05, 2008
1796 -	May 06, 2008
1797 -	May 07, 2008
1798 -	May 08, 2008
1799 -	May 09, 2008
1800 -	May 12, 2008
1801 -	May 13, 2008
1802 -	May 14, 2008
1803 -	May 15, 2008
1804 -	May 16, 2008
1805 -	May 19, 2008
1806 -	May 20, 2008
1807 -	May 21, 2008
1808 -	May 22, 2008
1809 -	May 23, 2008
1810 -	May 27, 2008
1811 -	May 28, 2008
1812 -	May 29, 2008
1813 -	May 30, 2008
1814 -	June 02, 2008
1815 -	June 03, 2008
1816 -	June 04, 2008
1817 -	June 05, 2008
1818 -	June 06, 2008
1819 -	June 09, 2008
1820 -	June 10, 2008
1821 -	June 11, 2008
1822 -	June 12, 2008
1823 -	June 13, 2008
1824 -	June 17, 2008
1825 -	June 18, 2008
1826 -	June 19, 2008
1827 -	June 20, 2008
1828 -	June 23, 2008
1829 -	June 24, 2008
1830 -	June 25, 2008
1831 -	June 26, 2008
1832 -	June 27, 2008
1833 -	June 30, 2008
1834 -	July 01, 2008
1835 -	July 02, 2008
1836 -	July 03, 2008
1837 -	July 07, 2008
1838 -	July 08, 2008
1839 -	July 09, 2008
1840 -	July 10, 2008
1841 -	July 11, 2008
1842 -	July 14, 2008
1843 -	July 15, 2008
1844 -	July 16, 2008
1845 -	July 17, 2008
1846 -	July 18, 2008
1847 -	July 21, 2008
1848 -	July 22, 2008
1849 -	July 23, 2008
1850 -	July 24, 2008
1851 -	July 25, 2008
1852 -	July 28, 2008
1853 -	July 29, 2008
1854 -	July 30, 2008
1855 -	July 31, 2008
1856 -	August 01, 2008
1857 -	August 04, 2008
1858 -	August 05, 2008
1859 -	August 06, 2008
1860 -	August 07, 2008
1861 -	August 11, 2008
1862 -	August 12, 2008
1863 -	August 13, 2008
1864 -	August 14, 2008
1865 -	August 15, 2008
1866 -	August 18, 2008
1867 -	August 19, 2008
1868 -	August 20, 2008
1869 -	August 21, 2008
1870 -	August 22, 2008
1871 -	August 25, 2008
1872 -	August 26, 2008
1873 -	August 28, 2008
1874 -	August 29, 2008
1875 -	September 03, 2008
1876 -	September 04, 2008
1877 -	September 05, 2008
1878 -	September 08, 2008
1879 -	September 10, 2008
1880 -	September 11, 2008
1881 -	September 12, 2008
1882 -	September 15, 2008
1883 -	September 16, 2008
1884 -	September 17, 2008
1885 -	September 18, 2008
1886 -	September 19, 2008
1887 -	September 22, 2008
1888 -	September 23, 2008
1889 -	September 24, 2008
1890 -	September 25, 2008
1891 -	September 26, 2008
1892 -	September 29, 2008
1893 -	September 30, 2008
1894 -	October 01, 2008
1895 -	October 02, 2008
1896 -	October 03, 2008
1897 -	October 06, 2008
1898 -	October 07, 2008
1899 -	October 08, 2008
1900 -	October 09, 2008
1901 -	October 10, 2008
1902 -	October 13, 2008
1903 -	October 14, 2008
1904 -	October 15, 2008
1905 -	October 16, 2008
1906 -	October 17, 2008
1907 -	October 20, 2008
1908 -	October 21, 2008
1909 -	October 22, 2008
1910 -	October 23, 2008
1911 -	October 24, 2008
1912 -	October 27, 2008
1913 -	October 28, 2008
1914 -	October 29, 2008
1915 -	October 30, 2008
1916 -	October 31, 2008
1917 -	November 03, 2008
1918 -	November 04, 2008
1919 -	November 05, 2008
1920 -	November 06, 2008
1921 -	November 07, 2008
1922 -	November 10, 2008
1923 -	November 11, 2008
1924 -	November 12, 2008
1925 -	November 13, 2008
1926 -	November 14, 2008
1927 -	November 17, 2008
1928 -	November 18, 2008
1929 -	November 19, 2008
1930 -	November 20, 2008
1931 -	November 21, 2008
1932 -	November 24, 2008
1933 -	November 25, 2008
1934 -	November 26, 2008
1935 -	December 01, 2008
1936 -	December 02, 2008
1937 -	December 04, 2008
1938 -	December 05, 2008
1939 -	December 08, 2008
1940 -	December 09, 2008
1941 -	December 10, 2008
1942 -	December 11, 2008
1943 -	December 12, 2008
1944 -	December 15, 2008
1945 -	December 16, 2008
1946 -	December 17, 2008
1947 -	December 19, 2008
1948 -	December 22, 2008
1949 -	December 23, 2008
1950 -	December 24, 2008
1951 -	December 26, 2008
1952 -	December 29, 2008
1953 -	December 31, 2008
1954 -	January 2, 2009
1955 -	January 5, 2009
1956 -	January 6, 2009
1957 -	January 7, 2009
1958 -	January 9, 2009
1959 -	January 12, 2009
1960 -	January 13, 2009
1961 -	January 14, 2009
1962 -	January 15, 2009
1963 -	January 16, 2009
1964 -	January 20, 2009
1965 -	January 21, 2009
1966 -	January 22, 2009
1967 -	January 27, 2009
1968 -	January 28, 2009
1969 -	January 29, 2009
1970 -	February 2, 2009
1971 -	February 3, 2009
1972 -	February 4, 2009
1973 -	February 5, 2009
1974 -	February 6, 2009
1975 -	February 9, 2009
1976 -	February 10, 2009
1977 -	February 11, 2009
1978 -	February 12, 2009
1979 -	February 13, 2009
1980 -	February 17, 2009
1981 -	February 18, 2009
1982 -	February 19, 2009
1983 -	February 20, 2009
1984 -	February 23, 2009
1985 -	February 24, 2009
1986 -	February 25, 2009
1987 -	March 2, 2009
1988 -	March 4, 2009
1989 -	March 5, 2009
1990 -	March 6, 2009
1991 -	March 9, 2009
1992 -	March 10, 2009
1993 -	March 11, 2009
1994 -	March 12, 2009
1995 -	March 13, 2009
1996 -	March 16, 2009
1997 -	March 17, 2009
1998 -	March 18, 2009
1999 -	March 19, 2009
2000 -	March 20, 2009
2001 -	March 24, 2009
2002 -	March 25, 2009
2003 -	March 26, 2009
2004 -	March 27, 2009
2005 -	March 30, 2009
2006 -	March 31, 2009
2007 -	April 1, 2009
2008 -	April 2, 2009
2009 -	April 3, 2009
2010 -	April 6, 2009
2011 -	April 7, 2009
2012 -	April 8, 2009
2013 -	April 9, 2009
2014 -	April 13, 2009
2015 -	April 14, 2009
2016 -	April 15, 2009
2017 -	April 16, 2009
2018 -	April 17, 2009
2019 -	April 20, 2009
2020 -	April 21, 2009
2021 -	April 22, 2009
2022 -	April 23, 2009
2023 -	April 24, 2009
2024 -	April 27, 2009
2025 -	April 28, 2009
2026 -	April 30, 2009
2027 -	May 1, 2009
2028 -	May 4, 2009
2029 -	May 5, 2009
2030 -	May 6, 2009
2031 -	May 7, 2009
2032 -	May 8, 2009
2033 -	May 11, 2009
2034 -	May 12, 2009
2035 -	May 13, 2009
2036 -	May 14, 2009
2037 -	May 15, 2009
2038 -	May 18, 2009
2039 -	May 19, 2009
2040 -	May 20, 2009
2041 -	May 21, 2009
2042 -	May 22, 2009
2043 -	May 27, 2009
2044 -	May 28, 2009
2045 -	May 29, 2009
2046 -	June 1, 2009
2047 -	June 2, 2009
2048 -	June 3, 2009
2049 -	June 4, 2009
2050 -	June 5, 2009
2051 -	June 8, 2009
2052 -	June 9, 2009
2053 -	June 10, 2009
2054 -	June 11, 2009
2055 -	June 12, 2009
2056 -	June 15, 2009
2057 -	June 16, 2009
2058 -	June 17, 2009
2059 -	June 18, 2009
2068 -	July 1, 2009
2069 -	July 2, 2009
2070 -	July 6, 2009
2071 -	July 7, 2009
2072 -	July 8, 2009
2073 -	July 9, 2009
2074 -	July 10, 2009
2075 -	July 13, 2009
2076 -	July 14, 2009
2077 -	July 15, 2009
2078 -	July 16, 2009
2079 -	July 17, 2009
2080 -	July 20, 2009
2081 -	July 21, 2009
2082 -	July 22, 2009
2083 -	July 23, 2009
2084 -	July 24, 2009
2085 -	July 27, 2009
2086 -	July 28, 2009
2087 -	July 29, 2009
2088 -	July 30, 2009
2089 -	July 31, 2009
2090 -	August 3, 2009
2091 -	August 4, 2009
2092 -	August 5, 2009
2093 -	August 6, 2009
2094 -	August 7, 2009
2095 -	August 10, 2009
2096 -	August 11, 2009
2097 -	August 12, 2009
2098 -	August 13, 2009
2099 -	August 14, 2009
2100 -	August 17, 2009
2101 -	August 18, 2009
2102 -	August 19, 2009
2103 -	August 20, 2009
2104 -	August 21, 2009
2105 -	August 24, 2009
2106 -	August 25, 2009
2107 -	August 26, 2009
2108 -	August 27, 2009
2109 -	August 28, 2009
2110 -	August 31, 2009
2111 -	September 1, 2009
2112 -	September 2, 2009
2113 -	September 3, 2009
2114 -	September 4, 2009
2115 -	September 8, 2009
2116 -	September 9, 2009
2117 -	September 10, 2009
2118 -	September 11, 2009
2119 -	September 14, 2009
2120 -	September 15, 2009
2121 -	September 16, 2009
2122 -	September 17, 2009
2123 -	September 18, 2009
2124 -	September 21, 2009
2125 -	September 22, 2009
2126 -	September 23, 2009
2127 -	September 24, 2009
2128 -	September 25, 2009
2129 -	September 28, 2009
2130 -	September 29, 2009
2131 -	September 30, 2009
2132 -	October 1, 2009
2133 -	October 2, 2009
2134 -	October 5, 2009
2135 -	October 6, 2009
2136 -	October 7, 2009
2137 -	October 8, 2009
2138 -	October 9, 2009
2139 -	October 12, 2009
2140 -	October 13, 2009
2141 -	October 14, 2009
2142 -	October 15, 2009
2143 -	October 16, 2009
2144 -	October 19, 2009
2145 -	October 20, 2009
2146 -	October 21, 2009
2147 -	October 22, 2009
2148 -	October 23, 2009
2149 -	October 26, 2009
2150 -	October 27, 2009
2151 -	October 28, 2009
2152 -	October 29, 2009
2153 -	October 30, 2009
2154 -	November 2, 2009
2155 -	November 3, 2009
2156 -	November 4, 2009
2157 -	November 5, 2009
2158 -	November 6, 2009
2159 -	November 9, 2009
2160 -	November 10, 2009
2161 -	November 11, 2009
2162 -	November 12, 2009
2163 -	November 13, 2009
2164 -	November 16, 2009
2165 -	November 17, 2009
2166 -	November 18, 2009
2167 -	November 19, 2009
2168 -	November 20, 2009
2169 -	November 23, 2009
2170 -	November 24, 2009
2171 -	November 25, 2009
2172 -	November 27, 2009
2173 -	November 30, 2009
2174 -	December 1, 2009
2175 -	December 2, 2009
2176 -	December 3, 2009
2177 -	December 7, 2009
2178 -	December 8, 2009
2179 -	December 9, 2009
2180 -	December 10, 2009
2181 -	December 11, 2009
2182 -	December 14, 2009
2183 -	December 15, 2009
2184 -	December 16, 2009
2185 -	December 17, 2009
2186 -	December 18, 2009
2187 -	December 21, 2009
2188 -	December 22, 2009
2189 -	December 23, 2009
2190 -	December 24, 2009
2191 -	December 28, 2009
2192 -	December 29, 2009
2193 -	December 30, 2009
2194 -	December 31, 2009

JNLNY Separate Account I

[Missing Graphic Reference]

Financial Statements December 31, 2009

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Assets
Investments, at value (a)	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657
Receivables:
Investment securities sold	327	239	509	218	4,109	11,434	38,854	52,644	1,335	1,097
Sub-account units sold	7,117	-	16,900	-	8,246	50,782	31,493	46,175	28,016	32,726
Total assets	4,552,675	4,543,150	10,589,170	4,142,898	9,841,475	16,280,188	9,474,190	6,451,948	14,014,533	8,888,480

Liabilities
Payables:
Investment securities purchased	7,117	-	16,900	-	8,246	50,782	31,493	46,175	28,016	32,726
Sub-account units redeemed	130	46	61	30	3,666	10,682	38,422	52,346	698	688
Insurance fees due to Jackson
of New York	197	193	448	188	443	752	432	298	637	409
Total liabilities	7,444	239	17,409	218	12,355	62,216	70,347	98,819	29,351	33,823
Net assets (Note 7)	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657

(a) Investment shares	357,049	343,120	779,054	296,541	1,305,328	1,749,512	874,776	628,400	1,585,622	423,263
Investments at cost	$ 4,358,790	$ 4,319,567	$ 10,328,507	$ 3,908,353	$ 11,233,234	$ 18,397,982	$ 9,616,179	$ 6,175,876	$ 15,073,815	$ 9,091,519

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Assets
Investments, at value (a)	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762
Receivables:
Investment securities sold	13,118	28,524	33,291	270	495	3,060	13,686	1,231	3,688	10,131
Sub-account units sold	20,936	57,182	34,151	-	195,468	21,846	36,646	4,999	17,265	3,900
Total assets	5,573,468	15,047,598	28,398,304	3,506,275	4,510,502	10,289,390	41,671,611	5,838,546	34,713,578	10,165,793

Liabilities
Payables:
Investment securities purchased	20,936	57,182	34,151	-	195,468	21,846	36,646	4,999	17,265	3,900
Sub-account units redeemed	12,863	27,828	31,942	113	310	2,586	11,788	974	2,114	9,673
Insurance fees due to Jackson
of New York	255	696	1,349	157	185	474	1,898	257	1,574	458
Total liabilities	34,054	85,706	67,442	270	195,963	24,906	50,332	6,230	20,953	14,031
Net assets (Note 7)	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762

(a) Investment shares	808,674	793,734	3,010,719	462,534	656,703	635,572	5,063,416	763,392	3,734,405	1,334,003
Investments at cost	$ 5,097,231	$ 14,680,091	$ 28,191,713	$ 3,495,651	$ 4,998,470	$ 10,051,007	$ 44,098,011	$ 6,279,810	$ 35,736,428	$ 10,474,181

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Assets
Investments, at value (a)	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522
Receivables:
Investment securities sold	2,544	13,492	11,268	2,074	402	4,814	85,273	1,341	29,417	36,159
Sub-account units sold	11,674	26,532	22,509	9,837	105,244	23,501	54,789	41,978	36,079	41,451
Total assets	5,797,371	18,100,895	3,710,138	5,705,464	4,792,398	19,129,480	15,180,839	17,108,797	30,716,034	10,378,132

Liabilities
Payables:
Investment securities purchased	11,674	26,532	22,509	9,837	105,244	23,501	54,789	41,978	36,079	41,451
Sub-account units redeemed	2,282	12,650	11,102	1,814	194	3,933	84,566	562	28,032	35,652
Insurance fees due to Jackson
of New York	262	842	166	260	208	881	707	779	1,385	507
Total liabilities	14,218	40,024	33,777	11,911	105,646	28,315	140,062	43,319	65,496	77,610
Net assets (Note 7)	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522

(a) Investment shares	663,206	1,546,307	309,198	665,135	450,216	2,664,040	943,587	1,377,359	3,077,363	1,088,850
Investments at cost	$ 5,800,997	$ 17,959,324	$ 3,523,809	$ 6,187,945	$ 4,673,218	$ 25,175,204	$ 13,278,879	$ 16,807,710	$ 29,372,939	$ 12,387,570

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio
Assets
Investments, at value (a)	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -
Receivables:
Investment securities sold	-	150	31	1,645	4,861	5,155	324	2,591	3,895	-
Sub-account units sold	-	-	35	-	-	41,184	1,332	-	3,850	-
Total assets	-	615,851	465,426	21,286,066	9,400,357	19,043,882	1,569,542	1,675,884	13,367,379	-

Liabilities
Payables:
Investment securities purchased	-	-	35	-	-	41,184	1,332	-	3,850	-
Sub-account units redeemed	-	123	10	725	4,396	4,263	249	2,514	3,264	-
Insurance fees due to Jackson
of New York	-	27	21	920	465	892	75	77	631	-
Total liabilities	-	150	66	1,645	4,861	46,339	1,656	2,591	7,745	-
Net assets (Note 7)	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -

(a) Investment shares	-	50,139	40,785	2,960,281	903,413	1,667,914	542,521	206,071	2,190,104	-
Investments at cost	$ -	$ 558,019	$ 407,405	$ 23,322,306	$ 9,829,146	$ 18,566,665	$ 1,946,995	$ 1,751,419	$ 17,335,862	$ -

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Assets
Investments, at value (a)	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907
Receivables:
Investment securities sold	52	1,796	48	11,993	1,366	29,730	207,052	23,490	2,431	994
Sub-account units sold	5,086	1,567	-	17,479	7,996	16,022	41,428	45,771	465	-
Total assets	935,138	6,991,544	113,751	8,851,417	23,016,431	32,160,795	249,953,120	27,054,825	4,236,146	5,157,901

Liabilities
Payables:
Investment securities purchased	5,086	1,567	-	17,479	7,996	16,022	41,428	45,771	465	-
Sub-account units redeemed	9	1,469	43	11,577	305	28,215	195,387	22,263	2,228	749
Insurance fees due to Jackson
of New York	43	327	5	416	1,061	1,515	11,665	1,227	203	245
Total liabilities	5,138	3,363	48	29,472	9,362	45,752	248,480	69,261	2,896	994
Net assets (Note 7)	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907

(a) Investment shares	82,301	1,090,200	11,508	799,089	2,742,201	2,698,743	32,942,565	3,385,893	430,646	701,620
Investments at cost	$ 913,408	$ 7,128,239	$ 114,785	$ 8,808,410	$ 20,192,097	$ 37,147,157	$ 354,349,036	$ 30,043,704	$ 4,418,287	$ 5,549,156

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Assets
Investments, at value (a)	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813
Receivables:
Investment securities sold	3,273	82	124	30,179	54,627	1,934	1,888	60,704	3,180	28,423
Sub-account units sold	15,449	-	-	-	24,318	-	-	31,619	29,451	33,647
Total assets	20,201,272	850,397	977,227	24,275,733	45,242,731	9,386,102	6,321,153	25,504,219	20,552,309	29,753,883

Liabilities
Payables:
Investment securities purchased	15,449	-	-	-	24,318	-	-	31,619	29,451	33,647
Sub-account units redeemed	2,329	45	77	29,032	52,510	1,487	1,593	59,474	2,199	27,035
Insurance fees due to Jackson
of New York	944	37	47	1,147	2,117	447	295	1,230	981	1,388
Total liabilities	18,722	82	124	30,179	78,945	1,934	1,888	92,323	32,631	62,070
Net assets (Note 7)	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813

(a) Investment shares	890,276	75,516	111,925	2,170,596	4,814,903	999,379	653,492	2,531,065	3,181,345	2,751,790
Investments at cost	$ 23,897,192	$ 830,209	$ 1,001,020	$ 26,560,473	$ 45,623,935	$ 7,999,590	$ 9,513,784	$ 27,133,844	$ 16,632,969	$ 40,062,400

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897
Receivables:
Investment securities sold	149,306	57,062	15,330	36,339	2,979	221,739	-	102,122	54	112
Sub-account units sold	235	68,946	8,998	27,981	53,511	242,675	-	39,377	-	6
Total assets	11,903,533	15,899,471	5,965,318	16,218,990	27,059,852	96,428,407	-	28,979,090	770,550	780,015

Liabilities
Payables:
Investment securities purchased	235	68,946	8,998	27,981	53,511	242,675	-	39,377	-	6
Sub-account units redeemed	148,751	56,331	15,056	35,613	1,736	217,122	-	100,788	21	77
Insurance fees due to Jackson
of New York	555	731	274	726	1,243	4,617	-	1,334	33	35
Total liabilities	149,541	126,008	24,328	64,320	56,490	464,414	-	141,499	54	118
Net assets (Note 7)	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897

(a) Investment shares	1,901,940	1,725,762	729,851	2,095,288	2,333,912	7,872,354	-	4,689,039	93,393	93,178
Investments at cost	$ 17,063,083	$ 17,782,323	$ 5,449,131	$ 14,468,770	$ 26,359,077	$ 95,804,609	$ -	$ 28,604,368	$ 670,114	$ 729,502

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio
Assets
Investments, at value (a)	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592
Receivables:
Investment securities sold	330	129	13,746	889	631	189,727	1,410	1,811	-	138
Sub-account units sold	-	6,793	48,725	26,402	13,497	-	34	-	-	-
Total assets	3,170,421	1,660,517	35,319,874	11,404,017	5,857,548	9,649,977	11,758,119	3,916,017	-	1,823,730

Liabilities
Payables:
Investment securities purchased	-	6,793	48,725	26,402	13,497	-	34	-	-	-
Sub-account units redeemed	195	57	12,196	326	373	189,284	892	1,636	-	54
Insurance fees due to Jackson
of New York	135	72	1,550	563	258	443	518	175	-	84
Total liabilities	330	6,922	62,471	27,291	14,128	189,727	1,444	1,811	-	138
Net assets (Note 7)	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592

(a) Investment shares	303,068	205,927	3,691,875	1,143,390	764,845	1,058,194	1,451,441	450,426	-	187,035
Investments at cost	$ 3,659,928	$ 1,395,226	$ 29,173,736	$ 9,430,954	$ 5,481,710	$ 9,218,866	$ 11,325,681	$ 3,356,676	$ -	$ 1,544,756

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -
Receivables:
Investment securities sold	7,876	8,186	17,913	92,926	14,466	-	-	-	-	-
Sub-account units sold	121,182	2,022	28,651	125,171	571,419	-	-	-	-	-
Total assets	53,382,778	47,367,814	122,539,938	87,292,846	130,068,197	-	-	-	-	-

Liabilities
Payables:
Investment securities purchased	121,182	2,022	28,651	125,171	571,419	-	-	-	-	-
Sub-account units redeemed	5,165	6,044	12,205	88,873	8,449	-	-	-	-	-
Insurance fees due to Jackson
of New York	2,711	2,142	5,708	4,053	6,017	-	-	-	-	-
Total liabilities	129,058	10,208	46,564	218,097	585,885	-	-	-	-	-
Net assets (Note 7)	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -

(a) Investment shares	5,091,178	4,580,039	12,615,178	8,364,529	12,284,849	-	-	-	-	-
Investments at cost	$ 57,772,362	$ 48,147,738	$ 132,419,631	$ 88,640,383	$ 135,002,271	$ -	$ -	$ -	$ -	$ -

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 754,334	$ 30,956,097	$ 24,499,693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497
Receivables:
Investment securities sold	-	65	39,831	164,387	37,875	32,286	53,481	1,757	31,414
Sub-account units sold	-	413	58,624	49,824	39,460	21,625	56,608	244	19,386
Total assets	-	754,812	31,054,552	24,713,904	13,371,339	38,962,671	43,346,999	7,692,975	24,542,297

Liabilities
Payables:
Investment securities purchased	-	413	58,624	49,824	39,460	21,625	56,608	244	19,386
Sub-account units redeemed	-	32	38,463	163,231	37,260	30,560	51,542	1,396	30,315
Insurance fees due to Jackson
of New York	-	33	1,368	1,156	615	1,726	1,939	361	1,099
Total liabilities	-	478	98,455	214,211	77,335	53,911	110,089	2,001	50,800
Net assets (Note 7)	$ -	$ 754,334	$ 30,956,097	$ 24,499,693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497

(a) Investment shares	-	82,894	2,062,365	24,499,693	862,687	2,140,196	1,817,441	792,067	2,594,438
Investments at cost	$ -	$ 670,744	$ 30,616,765	$ 24,499,693	$ 13,306,346	$ 38,657,809	$ 43,887,940	$ 7,959,808	$ 28,981,002

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Investment income
Dividends	$ -	$ -	$ -	$ -	$ 176,222	$ 253,593	$ 21,561	$ -	$ 273,827	$ 110,310

Expenses
Insurance charges (Note 3)	17,316	16,349	29,626	17,760	99,193	194,745	118,874	65,766	186,136	101,366
Total expenses	17,316	16,349	29,626	17,760	99,193	194,745	118,874	65,766	186,136	101,366
Net investment gain (loss)	(17,316)	(16,349)	(29,626)	(17,760)	77,029	58,848	(97,313)	(65,766)	87,691	8,944

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net realized and unrealized gain (loss)	229,369	225,746	248,231	243,459	1,615,822	3,470,224	1,649,131	1,203,051	2,131,984	1,825,018

Net increase (decrease) in net assets
from operations	$ 212,053	$ 209,397	$ 218,605	$ 225,699	$ 1,692,851	$ 3,529,072	$ 1,551,818	$ 1,137,285	$ 2,219,675	$ 1,833,962

(a) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Investment income
Dividends	$ 57,504	$ 17,966	$ 188,782	$ 21,907	$ 38,315	$ -	$ 22,140	$ 90,654	$ 1,831,391	$ 297,048

Expenses
Insurance charges (Note 3)	40,951	173,055	397,042	37,247	48,780	114,001	534,080	64,901	437,683	109,355
Total expenses	40,951	173,055	397,042	37,247	48,780	114,001	534,080	64,901	437,683	109,355
Net investment gain (loss)	16,553	(155,089)	(208,260)	(15,340)	(10,465)	(114,001)	(511,940)	25,753	1,393,708	187,693

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net realized and unrealized gain (loss)	849,022	3,209,854	8,565,824	588,001	826,397	2,440,336	8,702,966	1,047,379	5,541,443	1,297,166

Net increase (decrease) in net assets
from operations	$ 865,575	$ 3,054,765	$ 8,357,564	$ 572,661	$ 815,932	$ 2,326,335	$ 8,191,026	$ 1,073,132	$ 6,935,151	$ 1,484,859

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Investment income
Dividends	$ 35,329	$ 707,475	$ 2,446	$ 48,459	$ -	$ 674,100	$ -	$ 422,852	$ 403,928	$ 67,842

Expenses
Insurance charges (Note 3)	59,711	249,407	18,205	62,239	9,438	262,496	177,471	270,850	273,757	147,294
Total expenses	59,711	249,407	18,205	62,239	9,438	262,496	177,471	270,850	273,757	147,294
Net investment gain (loss)	(24,382)	458,068	(15,759)	(13,780)	(9,438)	411,604	(177,471)	152,002	130,171	(79,452)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	65,622	-	-	-	-	-	-	-	-
Investments	(232,866)	(169,953)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net realized and unrealized gain (loss)	1,080,491	1,158,144	167,877	1,092,635	13,786	3,509,146	4,283,260	98,022	7,392,969	2,805,025

Net increase (decrease) in net assets
from operations	$ 1,056,109	$ 1,616,212	$ 152,118	$ 1,078,855	$ 4,348	$ 3,920,750	$ 4,105,789	$ 250,024	$ 7,523,140	$ 2,725,573

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)
Investment income
Dividends	$ 20,136	$ 1,137	$ 2,490	$ 722,579	$ 359,004	$ 497,034	$ 57,184	$ 8,456	$ 800,161	$ 76,850

Expenses
Insurance charges (Note 3)	18,316	3,002	3,363	242,364	177,368	325,141	21,645	21,879	181,953	12,360
Total expenses	18,316	3,002	3,363	242,364	177,368	325,141	21,645	21,879	181,953	12,360
Net investment gain (loss)	1,820	(1,865)	(873)	480,215	181,636	171,893	35,539	(13,423)	618,208	64,490

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	2,142	-	703,816	-	13,351	-	-	-	-
Investments	(4,001,977)	34,154	10,831	(756,014)	(4,258,048)	155,136	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net realized and unrealized gain (loss)	(254,524)	91,925	65,612	3,240,163	3,258,496	520,648	233,933	379,811	1,610,786	(259,794)

Net increase (decrease) in net assets
from operations	$ (252,704)	$ 90,060	$ 64,739	$ 3,720,378	$ 3,440,132	$ 692,541	$ 269,472	$ 366,388	$ 2,228,994	$ (195,304)

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio(a)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Investment income
Dividends	$ 17,439	$ 94,534	$ -	$ 95,302	$ 192,058	$ 692,028	$ 8,082,925	$ 601,367	$ -	$ 210,995

Expenses
Insurance charges (Note 3)	4,866	86,171	146	113,560	238,522	448,117	3,765,456	338,625	59,886	71,093
Total expenses	4,866	86,171	146	113,560	238,522	448,117	3,765,456	338,625	59,886	71,093
Net investment gain (loss)	12,573	8,363	(146)	(18,258)	(46,464)	243,911	4,317,469	262,742	(59,886)	139,902

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	39,155	-	-	264,924	218,875	2,164	-	-	-	-
Investments	20,794	(987,740)	(26)	(1,514,769)	114,478	(2,464,854)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net realized and unrealized gain (loss)	75,901	1,318,674	(1,109)	1,188,807	4,382,071	6,312,615	41,966,001	6,251,613	1,049,314	1,119,674

Net increase (decrease) in net assets
from operations	$ 88,474	$ 1,327,037	$ (1,255)	$ 1,170,549	$ 4,335,607	$ 6,556,526	$ 46,283,470	$ 6,514,355	$ 989,428	$ 1,259,576

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Investment income
Dividends	$ 161,900	$ 9,666	$ 2,021	$ 232,414	$ 554,312	$ 60,068	$ 54,046	$ 179,413	$ 13,536	$ 36,259

Expenses
Insurance charges (Note 3)	267,961	5,179	47,315	348,990	579,602	97,039	89,427	392,259	198,848	468,522
Total expenses	267,961	5,179	47,315	348,990	579,602	97,039	89,427	392,259	198,848	468,522
Net investment gain (loss)	(106,061)	4,487	(45,294)	(116,576)	(25,290)	(36,971)	(35,381)	(212,846)	(185,312)	(432,263)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,336,997	33,394	-	-	-	-	-	124,281	-	-
Investments	(1,879,421)	16,029	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,959,489)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net realized and unrealized gain (loss)	2,748,102	67,202	(137,799)	6,160,103	8,237,163	1,308,301	297,911	6,217,439	5,692,523	3,493,910

Net increase (decrease) in net assets
from operations	$ 2,642,041	$ 71,689	$ (183,093)	$ 6,043,527	$ 8,211,873	$ 1,271,330	$ 262,530	$ 6,004,593	$ 5,507,211	$ 3,061,647

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio	Portfolio	Portfolio
Investment income
Dividends	$ 174,470	$ 189,236	$ 279	$ -	$ 610,205	$ 2,114,005	$ 110,690	$ 1,644,433	$ 2,896	$ 2,229

Expenses
Insurance charges (Note 3)	165,268	201,631	41,424	99,886	335,690	1,042,337	14,294	328,938	5,918	4,801
Total expenses	165,268	201,631	41,424	99,886	335,690	1,042,337	14,294	328,938	5,918	4,801
Net investment gain (loss)	9,202	(12,395)	(41,145)	(99,886)	274,515	1,071,668	96,396	1,315,495	(3,022)	(2,572)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	770,489	-	-	-	2,248,913	-	-	-	-
Investments	(3,106,136)	(1,420,870)	72,489	123,765	(215,565)	119,609	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net realized and unrealized gain (loss)	1,858,003	3,910,192	869,361	2,388,056	2,436,302	5,632,274	249,614	5,574,045	169,791	81,297

Net increase (decrease) in net assets
from operations	$ 1,867,205	$ 3,897,797	$ 828,216	$ 2,288,170	$ 2,710,817	$ 6,703,942	$ 346,010	$ 6,889,540	$ 166,769	$ 78,725

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio(a)	Portfolio
Investment income
Dividends	$ 136,805	$ 47,935	$ 282,509	$ 1,226	$ 121,027	$ 155,025	$ 227,880	$ 925	$ 326	$ 309

Expenses
Insurance charges (Note 3)	38,445	13,772	355,129	134,947	54,238	77,706	113,596	38,531	146	12,087
Total expenses	38,445	13,772	355,129	134,947	54,238	77,706	113,596	38,531	146	12,087
Net investment gain (loss)	98,360	34,163	(72,620)	(133,721)	66,789	77,319	114,284	(37,606)	180	(11,778)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	2,393	241	-	70,121	58,098	128,719	-	-	-
Investments	(392,508)	45,389	(692,505)	106,842	18,062	(62,682)	(93,393)	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net realized and unrealized gain (loss)	834,021	320,611	7,745,242	2,946,527	884,886	745,374	1,568,800	774,834	(4,040)	362,936

Net increase (decrease) in net assets
from operations	$ 932,381	$ 354,774	$ 7,672,622	$ 2,812,806	$ 951,675	$ 822,693	$ 1,683,084	$ 737,228	$ (3,860)	$ 351,158

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Investment income
Dividends	$ 1,022,476	$ 776,580	$ 1,918,568	$ 946,909	$ 782,959	$ -	$ -	$ 87,745	$ 42,569	$ 16,152

Expenses
Insurance charges (Note 3)	782,190	628,100	1,454,088	1,036,181	1,653,436	-	-	34,777	24,087	9,128
Total expenses	782,190	628,100	1,454,088	1,036,181	1,653,436	-	-	34,777	24,087	9,128
Net investment gain (loss)	240,286	148,480	464,480	(89,272)	(870,477)	-	-	52,968	18,482	7,024

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,575,568	452,004	3,627,494	949,031	2,924,684	-	-	-	59,452	25,094
Investments	(2,297,114)	(836,820)	(4,598,250)	(1,383,153)	(3,957,232)	-	-	(126,707)	(22,472)	(151,387)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net realized and unrealized gain (loss)	10,458,373	4,089,454	19,724,884	9,380,703	19,886,366	-	-	490,789	393,983	113,697

Net increase (decrease) in net assets
from operations	$ 10,698,659	$ 4,237,934	$ 20,189,364	$ 9,291,431	$ 19,015,889	$ -	$ -	$ 543,757	$ 412,465	$ 120,721

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$ 151,933	$ 113	$ 650,606	$ 49,699	$ 177,695	$ 90,019	$ -	$ 206,542	$ 325,732

Expenses
Insurance charges (Note 3)	43,032	26,713	348,712	532,697	173,590	454,706	481,027	89,766	321,926
Total expenses	43,032	26,713	348,712	532,697	173,590	454,706	481,027	89,766	321,926
Net investment gain (loss)	108,901	(26,600)	301,894	(482,998)	4,105	(364,687)	(481,027)	116,776	3,806

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	95,735	-	-	-	-	-	21,927	66,879	-
Investments	(298,331)	(2,931,474)	(653,178)	-	(962,203)	(1,284,912)	(1,562,221)	(75,655)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	-	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net realized and unrealized gain (loss)	368,160	(575,263)	3,621,820	-	2,142,325	10,346,564	11,371,819	132,866	6,079,189

Net increase (decrease) in net assets
from operations	$ 477,061	$ (601,863)	$ 3,923,714	$ (482,998)	$ 2,146,430	$ 9,981,877	$ 10,890,792	$ 249,642	$ 6,082,995

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$ (17,316)	$ (16,349)	$ (29,626)	$ (17,760)	$ 77,029	$ 58,848	$ (97,313)	$ (65,766)	$ 87,691	$ 8,944
Net realized gain (loss) on investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net increase (decrease) in net assets
from operations	212,053	209,397	218,605	225,699	1,692,851	3,529,072	1,551,818	1,137,285	2,219,675	1,833,962

Contract transactions 1
Purchase payments (Note 4)	2,840,525	2,448,700	5,688,661	2,545,273	1,734,541	3,181,027	2,068,382	1,139,757	2,362,893	2,029,685
Surrenders and terminations	(17,739)	(20,057)	(33,342)	(38,478)	(254,276)	(846,011)	(446,834)	(212,141)	(776,346)	(347,743)
Transfers between portfolios	1,510,410	1,904,901	4,697,837	1,410,201	1,942,822	927,292	683,518	1,986,873	560,027	703,881
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(18)	(30)	-	(15)	(5,300)	(10,703)	(5,587)	(1,895)	(6,252)	(6,084)
Net increase (decrease) in net assets from
contract transactions	4,333,178	4,333,514	10,353,156	3,916,981	3,417,787	3,251,605	2,299,479	2,912,594	2,140,322	2,379,739

Net increase (decrease) in net assets	4,545,231	4,542,911	10,571,761	4,142,680	5,110,638	6,780,677	3,851,297	4,049,879	4,359,997	4,213,701

Net assets beginning of period	-	-	-	-	4,718,482	9,437,295	5,552,546	2,303,250	9,625,185	4,640,956

Net assets end of period	$ 4,545,231	$ 4,542,911	$ 10,571,761	$ 4,142,680	$ 9,829,120	$ 16,217,972	$ 9,403,843	$ 6,353,129	$ 13,985,182	$ 8,854,657

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	576,878	906,225	650,312	253,791	1,076,665	347,351

Units Issued	397,553	349,150	794,254	311,943	571,582	430,008	426,904	366,807	439,384	186,658
Units Redeemed	(36,301)	(1,661)	(6,150)	(11,779)	(229,739)	(196,723)	(184,733)	(98,199)	(216,967)	(88,486)

Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	918,721	1,139,510	892,483	522,399	1,299,082	445,523

(a) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$ 16,553	$ (155,089)	$ (208,260)	$ (15,340)	$ (10,465)	$ (114,001)	$ (511,940)	$ 25,753	$ 1,393,708	$ 187,693
Net realized gain (loss) on investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net increase (decrease) in net assets
from operations	865,575	3,054,765	8,357,564	572,661	815,932	2,326,335	8,191,026	1,073,132	6,935,151	1,484,859

Contract transactions 1
Purchase payments (Note 4)	2,042,343	4,125,758	5,297,435	1,051,593	734,202	2,281,559	8,908,445	1,600,917	7,048,079	3,249,933
Surrenders and terminations	(76,788)	(662,651)	(1,355,638)	(106,874)	(284,478)	(293,897)	(1,873,785)	(186,532)	(1,557,850)	(293,440)
Transfers between portfolios	2,000,578	1,767,183	(1,024,125)	389,085	898,461	1,669,082	(254,759)	253,448	(1,313,845)	137,386
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,389)	(4,854)	(18,069)	(1,457)	(1,912)	(4,353)	(28,788)	(2,872)	(22,565)	(3,430)
Net increase (decrease) in net assets from
contract transactions	3,964,744	5,225,436	2,899,603	1,332,347	1,346,273	3,652,391	6,751,113	1,664,961	4,153,819	3,090,449

Net increase (decrease) in net assets	4,830,319	8,280,201	11,257,167	1,905,008	2,162,205	5,978,726	14,942,139	2,738,093	11,088,970	4,575,308

Net assets beginning of period	709,095	6,681,691	17,073,695	1,600,997	2,152,334	4,285,758	26,679,140	3,094,223	23,603,655	5,576,454

Net assets end of period	$ 5,539,414	$ 14,961,892	$ 28,330,862	$ 3,506,005	$ 4,314,539	$ 10,264,484	$ 41,621,279	$ 5,832,316	$ 34,692,625	$ 10,151,762

1 Contract unit transactions
Units Outstanding at December 31, 2008	158,658	557,079	2,611,590	244,680	234,791	298,811	4,280,143	534,730	3,143,848	925,108

Units Issued	755,648	388,816	2,203,623	272,149	171,398	301,892	1,886,016	387,907	1,377,398	948,521
Units Redeemed	(88,083)	(145,565)	(1,881,222)	(81,011)	(78,473)	(80,054)	(952,294)	(140,265)	(990,619)	(522,165)

Units Outstanding at December 31, 2009	826,223	800,330	2,933,991	435,818	327,716	520,649	5,213,865	782,372	3,530,627	1,351,464

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ (24,382)	$ 458,068	$ (15,759)	$ (13,780)	$ (9,438)	$ 411,604	$ (177,471)	$ 152,002	$ 130,171	$ (79,452)
Net realized gain (loss) on investments	(232,866)	(104,331)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net increase (decrease) in net assets
from operations	1,056,109	1,616,212	152,118	1,078,855	4,348	3,920,750	4,105,789	250,024	7,523,140	2,725,573

Contract transactions 1
Purchase payments (Note 4)	1,819,944	4,332,643	1,917,368	1,583,591	1,331,001	2,412,877	1,110,217	3,894,840	16,476,744	981,403
Surrenders and terminations	(113,184)	(1,234,520)	(37,586)	(187,373)	(21,947)	(855,203)	(714,899)	(1,952,079)	(898,167)	(656,243)
Transfers between portfolios	650,175	(1,157,112)	1,554,401	541,943	3,374,746	(990,400)	6,718,023	332,003	(43,387)	184,288
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,071)	(14,349)	(156)	(3,528)	(1,396)	(12,502)	(10,357)	(17,818)	(9,505)	(4,860)
Net increase (decrease) in net assets from
contract transactions	2,355,864	1,926,662	3,434,027	1,934,633	4,682,404	554,772	7,102,984	2,256,946	15,525,685	504,588

Net increase (decrease) in net assets	3,411,973	3,542,874	3,586,145	3,013,488	4,686,752	4,475,522	11,208,773	2,506,970	23,048,825	3,230,161

Net assets beginning of period	2,371,180	14,517,997	90,216	2,680,065	-	14,625,643	3,832,004	14,558,508	7,601,713	7,070,361

Net assets end of period	$ 5,783,153	$ 18,060,871	$ 3,676,361	$ 5,693,553	$ 4,686,752	$ 19,101,165	$ 15,040,777	$ 17,065,478	$ 30,650,538	$ 10,300,522

1 Contract unit transactions
Units Outstanding at December 31, 2008	309,982	824,730	9,356	330,736	-	1,560,086	397,359	895,948	1,099,516	619,288

Units Issued	345,754	335,467	324,327	284,820	455,009	486,229	638,406	522,488	2,349,937	157,138
Units Redeemed	(81,691)	(274,510)	(17,951)	(79,422)	(2,875)	(459,157)	(153,517)	(410,357)	(829,059)	(122,109)

Units Outstanding at December 31, 2009	574,045	885,687	315,732	536,134	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)
Operations
Net investment income (loss)	$ 1,820	$ (1,865)	$ (873)	$ 480,215	$ 181,636	$ 171,893	$ 35,539	$ (13,423)	$ 618,208	$ 64,490
Net realized gain (loss) on investments	(4,001,977)	36,296	10,831	(52,198)	(4,258,048)	168,487	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net increase (decrease) in net assets
from operations	(252,704)	90,060	64,739	3,720,378	3,440,132	692,541	269,472	366,388	2,228,994	(195,304)

Contract transactions 1
Purchase payments (Note 4)	112,638	198,316	218,234	5,918,020	801,476	2,901,645	323,987	279,638	2,727,940	97,327
Surrenders and terminations	(78,948)	(4,538)	(14,990)	(597,091)	(914,920)	(1,219,782)	(58,446)	(88,468)	(569,308)	(59,005)
Transfers between portfolios	(4,221,078)	309,491	159,896	896,361	(5,699,815)	(3,048,907)	(12,836)	28,011	(617,841)	(3,442,804)
Net annuitization transactions	-	-	-	-	(1,443)	-	-	-	-	-
Policyholder charges (Note 3)	(1,223)	(44)	(233)	(10,294)	(10,684)	(10,789)	(905)	(531)	(7,719)	(1,224)
Net increase (decrease) in net assets from
contract transactions	(4,188,611)	503,225	362,907	6,206,996	(5,825,386)	(1,377,833)	251,800	218,650	1,533,072	(3,405,706)

Net increase (decrease) in net assets	(4,441,315)	593,285	427,646	9,927,374	(2,385,254)	(685,292)	521,272	585,038	3,762,066	(3,601,010)

Net assets beginning of period	4,441,315	22,416	37,714	11,357,047	11,780,750	19,682,835	1,046,614	1,088,255	9,597,568	3,601,010

Net assets end of period	$ -	$ 615,701	$ 465,360	$ 21,284,421	$ 9,395,496	$ 18,997,543	$ 1,567,886	$ 1,673,293	$ 13,359,634	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	481,286	2,673	4,531	1,845,217	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497

Units Issued	34,978	64,126	48,490	1,351,494	272,186	453,964	160,594	73,875	1,041,086	37,455
Units Redeemed	(516,264)	(16,055)	(11,660)	(378,905)	(1,040,687)	(579,023)	(99,544)	(47,485)	(714,221)	(630,952)

Units Outstanding at December 31, 2009	-	50,744	41,361	2,817,806	838,042	1,526,932	345,890	181,606	2,177,379	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio	Sector Portfolio	Portfolio(a)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Operations
Net investment income (loss)	$ 12,573	$ 8,363	$ (146)	$ (18,258)	$ (46,464)	$ 243,911	$ 4,317,469	$ 262,742	$ (59,886)	$ 139,902
Net realized gain (loss) on investments	59,949	(987,740)	(26)	(1,249,845)	333,353	(2,462,690)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net increase (decrease) in net assets
from operations	88,474	1,327,037	(1,255)	1,170,549	4,335,607	6,556,526	46,283,470	6,514,355	989,428	1,259,576

Contract transactions 1
Purchase payments (Note 4)	274,181	1,815,608	60,884	1,997,574	13,070,026	4,355,551	20,266,215	4,748,958	1,131,942	1,659,263
Surrenders and terminations	(10,418)	(258,441)	(125)	(437,133)	(268,921)	(1,952,399)	(13,295,028)	(933,496)	(255,970)	(171,273)
Transfers between portfolios	554,881	902,608	54,199	(2,588,882)	1,723,042	285,403	(23,276,486)	(321,425)	(465,865)	(665,582)
Net annuitization transactions	-	-	-	-	-	-	(4,708)	-	-	-
Policyholder charges (Note 3)	(252)	(2,602)	-	(6,422)	(891)	(17,088)	(211,114)	(17,362)	(7,716)	(1,750)
Net increase (decrease) in net assets from
contract transactions	818,392	2,457,173	114,958	(1,034,863)	14,523,256	2,671,467	(16,521,121)	3,476,675	402,391	820,658

Net increase (decrease) in net assets	906,866	3,784,210	113,703	135,686	18,858,863	9,227,993	29,762,349	9,991,030	1,391,819	2,080,234

Net assets beginning of period	23,134	3,203,971	-	8,686,259	4,148,206	22,887,050	219,942,291	16,994,534	2,841,431	3,076,673

Net assets end of period	$ 930,000	$ 6,988,181	$ 113,703	$ 8,821,945	$ 23,007,069	$ 32,115,043	$ 249,704,640	$ 26,985,564	$ 4,233,250	$ 5,156,907

1 Contract unit transactions
Units Outstanding at December 31, 2008	2,694	565,722	-	937,193	608,057	2,029,599	28,207,456	2,677,700	390,796	501,372

Units Issued	88,736	915,121	11,977	475,546	2,431,749	586,304	4,522,452	1,125,898	218,724	390,361
Units Redeemed	(13,244)	(431,573)	(417)	(619,746)	(298,074)	(378,085)	(6,510,673)	(664,833)	(168,458)	(262,985)

Units Outstanding at December 31, 2009	78,186	1,049,270	11,560	792,993	2,741,732	2,237,818	26,219,235	3,138,765	441,062	628,748

(a) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ (106,061)	$ 4,487	$ (45,294)	$ (116,576)	$ (25,290)	$ (36,971)	$ (35,381)	$ (212,846)	$ (185,312)	$ (432,263)
Net realized gain (loss) on investments	(542,424)	49,423	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,835,208)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net increase (decrease) in net assets
from operations	2,642,041	71,689	(183,093)	6,043,527	8,211,873	1,271,330	262,530	6,004,593	5,507,211	3,061,647

Contract transactions 1
Purchase payments (Note 4)	3,382,720	394,407	273,627	2,855,687	9,555,504	1,365,128	942,817	2,822,545	2,548,897	3,264,813
Surrenders and terminations	(998,184)	(6,513)	(240,954)	(1,688,961)	(2,716,083)	(244,837)	(421,544)	(1,765,852)	(563,830)	(1,381,780)
Transfers between portfolios	1,967,452	365,043	(5,009,399)	(2,105,642)	4,480,273	2,833,981	554,698	(82,624)	10,159,573	(8,705,588)
Net annuitization transactions	-	-	-	-	(2,827)	-	-	-	-	-
Policyholder charges (Note 3)	(16,539)	(14)	(1,712)	(16,300)	(26,985)	(4,011)	(5,253)	(17,186)	(10,328)	(23,438)
Net increase (decrease) in net assets from
contract transactions	4,335,449	752,923	(4,978,438)	(955,216)	11,289,882	3,950,261	1,070,718	956,883	12,134,312	(6,845,993)

Net increase (decrease) in net assets	6,977,490	824,612	(5,161,531)	5,088,311	19,501,755	5,221,591	1,333,248	6,961,476	17,641,523	(3,784,346)

Net assets beginning of period	13,205,060	25,703	6,138,634	19,157,243	25,662,031	4,162,577	4,986,017	18,450,420	2,878,155	33,476,159

Net assets end of period	$ 20,182,550	$ 850,315	$ 977,103	$ 24,245,554	$ 45,163,786	$ 9,384,168	$ 6,319,265	$ 25,411,896	$ 20,519,678	$ 29,691,813

1 Contract unit transactions
Units Outstanding at December 31, 2008	599,490	2,689	874,814	1,964,187	3,354,063	688,794	473,064	1,940,985	758,455	3,669,657

Units Issued	337,889	79,673	191,463	451,386	2,332,120	1,701,533	221,485	1,045,759	3,114,866	948,922
Units Redeemed	(165,367)	(9,461)	(948,591)	(595,887)	(950,343)	(1,413,861)	(122,604)	(858,716)	(533,963)	(1,738,505)

Units Outstanding at December 31, 2009	772,012	72,901	117,686	1,819,686	4,735,840	976,466	571,945	2,128,028	3,339,358	2,880,074

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 9,202	$ (12,395)	$ (41,145)	$ (99,886)	$ 274,515	$ 1,071,668	$ 96,396	$ 1,315,495	$ (3,022)	$ (2,572)
Net realized gain (loss) on investments	(3,106,136)	(650,381)	72,489	123,765	(215,565)	2,368,522	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net increase (decrease) in net assets
from operations	1,867,205	3,897,797	828,216	2,288,170	2,710,817	6,703,942	346,010	6,889,540	166,769	78,725

Contract transactions 1
Purchase payments (Note 4)	2,253,966	2,783,834	1,339,491	3,973,574	6,928,759	22,681,693	178,603	6,218,316	298,636	370,467
Surrenders and terminations	(918,084)	(692,990)	(90,019)	(260,743)	(1,609,371)	(4,568,002)	(68,542)	(1,454,942)	(6,196)	(4,756)
Transfers between portfolios	(1,633,925)	221,960	3,366,678	9,075,841	3,205,584	31,316,430	(1,563,894)	5,632,452	123,384	169,179
Net annuitization transactions	-	-	-	-	-	(5,519)	-	-	-	-
Policyholder charges (Note 3)	(34,493)	(8,499)	(773)	(3,187)	(18,829)	(41,130)	(691)	(7,353)	(39)	(43)
Net increase (decrease) in net assets from
contract transactions	(332,536)	2,304,305	4,615,377	12,785,485	8,506,143	49,383,472	(1,454,524)	10,388,473	415,785	534,847

Net increase (decrease) in net assets	1,534,669	6,202,102	5,443,593	15,073,655	11,216,960	56,087,414	(1,108,514)	17,278,013	582,554	613,572

Net assets beginning of period	10,219,323	9,571,361	497,397	1,081,015	15,786,402	39,876,579	1,108,514	11,559,578	187,942	166,325

Net assets end of period	$ 11,753,992	$ 15,773,463	$ 5,940,990	$ 16,154,670	$ 27,003,362	$ 95,963,993	$ -	$ 28,837,591	$ 770,496	$ 779,897

1 Contract unit transactions
Units Outstanding at December 31, 2008	1,267,926	1,097,568	103,682	258,737	1,529,936	2,781,733	151,071	1,305,635	33,400	26,657

Units Issued	319,973	526,097	799,963	2,132,140	1,215,098	3,743,326	37,909	1,410,515	97,497	110,638
Units Redeemed	(391,913)	(309,779)	(162,346)	(230,485)	(477,591)	(678,084)	(188,980)	(495,037)	(36,645)	(42,442)

Units Outstanding at December 31, 2009	1,195,986	1,313,886	741,299	2,160,392	2,267,443	5,846,975	-	2,221,113	94,252	94,853

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 98,360	$ 34,163	$ (72,620)	$ (133,721)	$ 66,789	$ 77,319	$ 114,284	$ (37,606)	$ 180	$ (11,778)
Net realized gain (loss) on investments	(392,508)	47,782	(692,264)	106,842	88,183	(4,584)	35,326	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net increase (decrease) in net assets
from operations	932,381	354,774	7,672,622	2,812,806	951,675	822,693	1,683,084	737,228	(3,860)	351,158

Contract transactions 1
Purchase payments (Note 4)	269,500	868,056	13,062,145	973,133	3,460,627	4,543,844	5,520,998	1,951,466	-	668,771
Surrenders and terminations	(359,813)	(20,537)	(602,674)	(471,563)	(70,989)	(276,697)	(223,797)	(187,672)	(165)	(20,825)
Transfers between portfolios	266,948	214,109	5,965,361	5,908,405	426,201	2,187,515	1,814,037	180,684	(62,785)	611,000
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,303)	(594)	(6,609)	(9,704)	(1,737)	(3,961)	(4,736)	(1,217)	-	(479)
Net increase (decrease) in net assets from
contract transactions	174,332	1,061,034	18,418,223	6,400,271	3,814,102	6,450,701	7,106,502	1,943,261	(62,950)	1,258,467

Net increase (decrease) in net assets	1,106,713	1,415,808	26,090,845	9,213,077	4,765,777	7,273,394	8,789,586	2,680,489	(66,810)	1,609,625

Net assets beginning of period	2,063,378	237,787	9,166,558	2,163,649	1,077,643	2,186,856	2,967,089	1,233,717	66,810	213,967

Net assets end of period	$ 3,170,091	$ 1,653,595	$ 35,257,403	$ 11,376,726	$ 5,843,420	$ 9,460,250	$ 11,756,675	$ 3,914,206	$ -	$ 1,823,592

1 Contract unit transactions
Units Outstanding at December 31, 2008	304,992	40,164	1,373,798	315,081	171,705	288,003	440,372	173,358	9,214	34,226

Units Issued	71,935	201,902	4,058,143	1,099,598	687,592	857,767	1,112,956	341,211	-	189,138
Units Redeemed	(78,061)	(39,877)	(1,647,252)	(245,785)	(104,198)	(78,596)	(110,575)	(61,698)	(9,214)	(34,444)

Units Outstanding at December 31, 2009	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174	1,442,753	452,871	-	188,920

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Operations
Net investment income (loss)	$ 240,286	$ 148,480	$ 464,480	$ (89,272)	$ (870,477)	$ -	$ -	$ 52,968	$ 18,482	$ 7,024
Net realized gain (loss) on investments	(721,546)	(384,816)	(970,756)	(434,122)	(1,032,548)	-	-	(126,707)	36,980	(126,293)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net increase (decrease) in net assets
from operations	10,698,659	4,237,934	20,189,364	9,291,431	19,015,889	-	-	543,757	412,465	120,721

Contract transactions 1
Purchase payments (Note 4)	9,655,984	13,708,531	26,503,190	27,317,137	33,004,815	-	-	1,773,770	951,105	595,661
Surrenders and terminations	(3,091,593)	(2,973,288)	(6,656,280)	(3,837,955)	(7,541,346)	-	-	(90,339)	(54,603)	(22,019)
Transfers between portfolios	492,925	2,840,546	19,096,994	10,649,836	9,176,146	-	-	(4,170,385)	(2,258,126)	(1,398,724)
Net annuitization transactions	-	-	-	-	(9,124)	-	-	-	-	-
Policyholder charges (Note 3)	(29,601)	(23,366)	(72,587)	(39,437)	(87,949)	-	-	(207)	(1,349)	(971)
Net increase (decrease) in net assets from
contract transactions	7,027,715	13,552,423	38,871,317	34,089,581	34,542,542	-	-	(2,487,161)	(1,362,973)	(826,053)

Net increase (decrease) in net assets	17,726,374	17,790,357	59,060,681	43,381,012	53,558,431	-	-	(1,943,404)	(950,508)	(705,332)

Net assets beginning of period	35,527,346	29,567,249	63,432,693	43,693,737	75,923,881	-	-	1,943,404	950,508	705,332

Net assets end of period	$ 53,253,720	$ 47,357,606	$ 122,493,374	$ 87,074,749	$ 129,482,312	$ -	$ -	$ -	$ -	$ -

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706	-	-	243,263	123,218	93,451

Units Issued	1,266,824	2,179,115	4,434,503	3,951,963	4,252,506	-	-	348,009	262,786	73,272
Units Redeemed	(691,545)	(888,232)	(1,177,716)	(759,108)	(1,482,971)	-	-	(591,272)	(386,004)	(166,723)

Units Outstanding at December 31, 2009	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	-	-	-	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ 108,901	$ (26,600)	$ 301,894	-482998	$ 4,105	$ (364,687)	$ (481,027)	$ 116,776	$ 3,806
Net realized gain (loss) on investments	(202,596)	(2,931,474)	(653,178)	0	(962,203)	(1,284,912)	(1,540,294)	(8,776)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	0	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net increase (decrease) in net assets
from operations	477,061	(601,863)	3,923,714	-482998	2,146,430	9,981,877	10,890,792	249,642	6,082,995

Contract transactions 1
Purchase payments (Note 4)	1,203,914	458,078	11,230,593	16500108	2,695,453	6,454,003	6,977,556	1,982,419	2,376,170
Surrenders and terminations	(345,029)	(155,689)	(1,777,956)	-5298686	(550,282)	(2,027,746)	(1,799,544)	(469,122)	(1,231,404)
Transfers between portfolios	(4,359,449)	(3,785,275)	2,268,403	-20434813	358,447	3,610,693	6,859,745	1,975,252	(11,831)
Net annuitization transactions	(5,254)	-	-	0	-	-	-	-	-
Policyholder charges (Note 3)	(1,116)	(3,002)	(12,553)	-55322	(5,435)	(21,128)	(26,549)	(7,491)	(13,061)
Net increase (decrease) in net assets from
contract transactions	(3,506,934)	(3,485,888)	11,708,487	-9288713	2,498,183	8,015,822	12,011,208	3,481,058	1,119,874

Net increase (decrease) in net assets	(3,029,873)	(4,087,751)	15,632,201	-9771711	4,644,613	17,997,699	22,902,000	3,730,700	7,202,869

Net assets beginning of period	3,029,873	4,842,085	15,323,896	34271404	8,649,391	20,911,061	20,334,910	3,960,274	17,288,628

Net assets end of period	$ -	$ 754,334	$ 30,956,097	24499693	$ 13,294,004	$ 38,908,760	$ 43,236,910	$ 7,690,974	$ 24,491,497

1 Contract unit transactions
Units Outstanding at December 31, 2008	338,323	761,922	773,903	2739889	606,910	1,395,297	867,564	408,850	1,855,845

Units Issued	207,158	285,225	674,793	1807204	391,307	556,886	475,732	545,978	408,169
Units Redeemed	(545,481)	(962,915)	(187,931)	-2586081	(238,469)	(233,628)	(128,232)	(205,933)	(321,124)

Units Outstanding at December 31, 2009	-	84,232	1,260,765	1961012	759,748	1,718,555	1,215,064	748,895	1,942,890

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian	Guardian U.S.	Global Natural	Credit Suisse
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	International Small	Growth Equity	Resources	Long/Short
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Cap Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ 23,058	$ (167,043)	$ (116,109)	$ (57,730)	$ (74,813)	$ (104,751)	$ (8,623)	$ (146,127)	$ (431,391)	$ (24,794)
Net realized gain (loss) on investments	87,959	1,723,951	265,548	88,362	743,092	(620,259)	(40,270)	(475,500)	(402,557)	3,984
Net change in unrealized appreciation
(depreciation) on investments	(2,840,660)	(8,328,538)	(3,479,756)	(1,646,005)	(4,607,593)	(2,761,013)	(413,505)	(3,632,907)	(15,160,468)	(740,003)
Net increase (decrease) in net assets
from operations	(2,729,643)	(6,771,630)	(3,330,317)	(1,615,373)	(3,939,314)	(3,486,023)	(462,398)	(4,254,534)	(15,994,416)	(760,813)

Contract transactions 1
Purchase payments (Note 4)	1,277,933	1,663,766	1,820,176	490,642	2,831,116	2,343,194	958,884	1,996,714	5,545,521	440,552
Surrenders and terminations	(413,474)	(943,943)	(530,531)	(448,047)	(1,469,192)	(744,655)	(12,841)	(1,317,560)	(1,303,273)	(119,447)
Transfers between portfolios	(257,966)	1,117,160	199,842	(42,029)	(331,943)	746,164	70,604	870,137	6,688,317	1,524,707
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(8,309)	(15,360)	(10,136)	(12,365)	(19,071)	(5,065)	(17)	(12,410)	(19,764)	(1,671)
Net increase (decrease) in net assets from
contract transactions	598,184	1,821,623	1,479,351	(11,799)	1,010,910	2,339,638	1,016,630	1,536,881	10,910,801	1,844,141

Net increase (decrease) in net assets	(2,131,459)	(4,950,007)	(1,850,966)	(1,627,172)	(2,928,404)	(1,146,385)	554,232	(2,717,653)	(5,083,615)	1,083,328

Net assets beginning of period	6,849,941	14,387,302	7,403,512	3,930,422	12,553,589	5,787,341	154,863	9,399,344	22,157,310	517,669

Net assets end of period	$ 4,718,482	$ 9,437,295	$ 5,552,546	$ 2,303,250	$ 9,625,185	$ 4,640,956	$ 709,095	$ 6,681,691	$ 17,073,695	$ 1,600,997

1 Contract unit transactions
Units Outstanding at December 31, 2007	529,758	815,776	535,381	257,777	990,069	299,045	15,713	536,619	1,622,486	48,508

Units Issued	296,207	402,804	291,856	88,118	445,909	203,109	177,093	207,349	2,953,969	272,220
Units Redeemed	(249,087)	(312,355)	(176,925)	(92,104)	(359,313)	(154,803)	(34,148)	(186,889)	(1,964,865)	(76,048)

Units Outstanding at December 31, 2008	576,878	906,225	650,312	253,791	1,076,665	347,351	158,658	557,079	2,611,590	244,680

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

				JNL/Franklin			JNL/Franklin	JNL/	JNL/Goldman	JNL/
	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs
	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap
	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio(a)	Value Portfolio
Operations
Net investment income (loss)	$ 24,440	$ (95,895)	$ (102,838)	$ (68,421)	$ (485,619)	$ (112,790)	$ (14,904)	$ 334,013	$ (89)	$ (29,008)
Net realized gain (loss) on investments	380,799	(229,870)	(2,380,213)	(444,244)	(2,025,352)	(372,086)	(4,621)	146,324	3	112,100
Net change in unrealized appreciation
(depreciation) on investments	(1,942,728)	(2,355,817)	(12,990,072)	(1,571,608)	(7,597,828)	(2,822,049)	(985,669)	(1,665,278)	2,541	(1,650,084)
Net increase (decrease) in net assets
from operations	(1,537,489)	(2,681,582)	(15,473,123)	(2,084,273)	(10,108,799)	(3,306,925)	(1,005,194)	(1,184,941)	2,455	(1,566,992)

Contract transactions 1
Purchase payments (Note 4)	170,800	1,336,333	10,404,707	2,166,874	6,483,228	2,497,571	969,338	2,652,197	66,782	738,860
Surrenders and terminations	(501,103)	(497,626)	(1,704,418)	(366,449)	(2,011,959)	(506,597)	(160,732)	(916,016)	(44)	(284,257)
Transfers between portfolios	(66,326)	(606,054)	(3,017,429)	(1,354,459)	1,199,617	(312,144)	(234,192)	(1,421,425)	21,023	(411,455)
Net annuitization transactions	(4,128)	(8,286)	-	-	-	50,000	-	-	-	-
Policyholder charges (Note 3)	(3,648)	(4,473)	(37,784)	(7,258)	(34,148)	(6,874)	(3,629)	(11,220)	-	(5,154)
Net increase (decrease) in net assets from
contract transactions	(404,405)	219,894	5,645,076	438,708	5,636,738	1,721,956	570,785	303,536	87,761	37,994

Net increase (decrease) in net assets	(1,941,894)	(2,461,688)	(9,828,047)	(1,645,565)	(4,472,061)	(1,584,969)	(434,409)	(881,405)	90,216	(1,528,998)

Net assets beginning of period	4,094,228	6,747,446	36,507,187	4,739,788	28,075,716	7,161,423	2,805,589	15,399,402	-	4,209,063

Net assets end of period	$ 2,152,334	$ 4,285,758	$ 26,679,140	$ 3,094,223	$ 23,603,655	$ 5,576,454	$ 2,371,180	$ 14,517,997	$ 90,216	$ 2,680,065

1 Contract unit transactions
Units Outstanding at December 31, 2007	285,817	296,114	3,677,629	479,305	2,585,654	726,143	241,912	826,844	-	326,690

Units Issued	32,499	109,207	2,008,111	328,649	3,088,839	420,447	169,680	231,573	9,361	143,263
Units Redeemed	(83,525)	(106,510)	(1,405,597)	(273,224)	(2,530,645)	(221,482)	(101,610)	(233,687)	(5)	(139,217)

Units Outstanding at December 31, 2008	234,791	298,811	4,280,143	534,730	3,143,848	925,108	309,982	824,730	9,356	330,736

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/			JNL/JPMorgan
	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	Global Basics	Global Leaders	10 x 10
	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ 107,071	$ 80,972	$ (95,263)	$ 80,942	$ (123,776)	$ (51,591)	$ (116,210)	$ (45)	$ (31)	$ (68,627)
Net realized gain (loss) on investments	(30,522)	1,488,393	(808,164)	158,236	404,903	(1,228,227)	(904,613)	2	4,074	(192,092)
Net change in unrealized appreciation
(depreciation) on investments	(419,831)	(13,935,117)	(2,509,991)	348,890	(7,857,730)	(3,391,972)	(2,034,045)	2,053	3,174	(5,118,368)
Net increase (decrease) in net assets
from operations	(343,282)	(12,365,752)	(3,413,418)	588,068	(7,576,603)	(4,671,790)	(3,054,868)	2,010	7,217	(5,379,087)

Contract transactions 1
Purchase payments (Note 4)	802,983	2,752,524	636,307	1,682,880	3,332,738	898,353	444,064	20,425	25,591	7,240,949
Surrenders and terminations	(382,132)	(1,273,865)	(983,199)	(1,462,498)	(655,839)	(912,560)	(627,489)	(18)	(46)	(518,382)
Transfers between portfolios	273,510	(3,421,637)	(303,941)	3,788,866	2,456,282	(496,398)	(263,131)	(1)	4,952	3,267,313
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,845)	(23,258)	(10,422)	(19,741)	(17,301)	(15,464)	(13,983)	-	-	(5,071)
Net increase (decrease) in net assets from
contract transactions	692,516	(1,966,236)	(661,255)	3,989,507	5,115,880	(526,069)	(460,539)	20,406	30,497	9,984,809

Net increase (decrease) in net assets	349,234	(14,331,988)	(4,074,673)	4,577,575	(2,460,723)	(5,197,859)	(3,515,407)	22,416	37,714	4,605,722

Net assets beginning of period	3,611,040	28,957,631	7,906,677	9,980,933	10,062,436	12,268,220	7,956,722	-	-	6,751,325

Net assets end of period	$ 3,960,274	$ 14,625,643	$ 3,832,004	$ 14,558,508	$ 7,601,713	$ 7,070,361	$ 4,441,315	$ 22,416	$ 37,714	$ 11,357,047

1 Contract unit transactions
Units Outstanding at December 31, 2007	344,371	1,675,181	486,325	659,095	715,381	647,715	521,559	-	-	688,588

Units Issued	224,924	523,592	105,518	617,880	784,798	146,085	141,301	2,675	10,343	1,300,461
Units Redeemed	(160,445)	(638,687)	(194,484)	(381,027)	(400,663)	(174,512)	(181,574)	(2)	(5,812)	(143,832)

Units Outstanding at December 31, 2008	408,850	1,560,086	397,359	895,948	1,099,516	619,288	481,286	2,673	4,531	1,845,217

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

						JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock	European 30	Financial	Healthcare	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Portfolio(a)	Sector Portfolio	Sector Portfolio	Portfolio
Operations
Net investment income (loss)	$ 328,697	$ 501,071	$ 35,366	$ (14,905)	$ (231,317)	$ (7,225)	$ 27	$ (5,071)	$ (59,788)	$ (9,238)
Net realized gain (loss) on investments	348,754	140,333	(597,636)	100,225	(2,955,292)	(254,721)	(3)	(379,791)	(6,184)	(824)
Net change in unrealized appreciation
(depreciation) on investments	(7,605,192)	(311,872)	(673,195)	(497,986)	(7,125,356)	(2,155,719)	641	(1,996,786)	(2,672,896)	(1,199,049)
Net increase (decrease) in net assets
from operations	(6,927,741)	329,532	(1,235,465)	(412,666)	(10,311,965)	(2,417,665)	665	(2,381,648)	(2,738,868)	(1,209,111)

Contract transactions 1
Purchase payments (Note 4)	875,303	2,437,230	202,021	269,771	2,252,811	545,201	19,972	1,737,426	1,444,171	3,337,531
Surrenders and terminations	(1,073,081)	(1,684,546)	(161,130)	(37,849)	(793,322)	(382,975)	(16)	(184,105)	(612,355)	(53,108)
Transfers between portfolios	4,846,101	(2,528,765)	(1,877,980)	227,065	(1,219,918)	1,257,360	2,513	1,085,907	4,498,735	91,562
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(17,575)	(17,143)	(1,846)	(437)	(11,762)	(3,778)	-	(3,819)	(12,218)	(496)
Net increase (decrease) in net assets from
contract transactions	4,630,748	(1,793,224)	(1,838,935)	458,550	227,809	1,415,808	22,469	2,635,409	5,318,333	3,375,489

Net increase (decrease) in net assets	(2,296,993)	(1,463,692)	(3,074,400)	45,884	(10,084,156)	(1,001,857)	23,134	253,761	2,579,465	2,166,378

Net assets beginning of period	14,077,743	21,146,527	4,121,014	1,042,371	19,681,724	4,602,867	-	2,950,210	6,106,794	1,981,828

Net assets end of period	$ 11,780,750	$ 19,682,835	$ 1,046,614	$ 1,088,255	$ 9,597,568	$ 3,601,010	$ 23,134	$ 3,203,971	$ 8,686,259	$ 4,148,206

1 Contract unit transactions
Units Outstanding at December 31, 2007	1,205,832	1,814,150	656,403	100,483	1,889,576	465,249	-	254,628	500,013	200,503

Units Issued	898,640	353,963	334,752	106,835	2,136,640	620,185	2,696	490,949	824,245	441,502
Units Redeemed	(497,929)	(516,122)	(706,315)	(52,102)	(2,175,702)	(491,937)	(2)	(179,855)	(387,065)	(33,948)

Units Outstanding at December 31, 2008	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497	2,694	565,722	937,193	608,057

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500
	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio(a)	Portfolio	Index Portfolio	Index Portfolio
Operations
Net investment income (loss)	$ (325)	$ 1,488,981	$ (406,123)	$ (62,027)	$ (66,817)	$ (235,771)	$ (79)	$ (46,020)	$ (186,250)	$ (84,425)
Net realized gain (loss) on investments	(2,253,071)	22,976,538	(863,520)	(123,319)	(215,069)	905,686	2	(99,644)	773,715	(600,671)
Net change in unrealized appreciation
(depreciation) on investments	(18,514,558)	(197,449,724)	(12,307,119)	(1,829,306)	(2,041,086)	(9,822,647)	2,327	(2,183,430)	(13,081,429)	(15,525,459)
Net increase (decrease) in net assets
from operations	(20,767,954)	(172,984,205)	(13,576,762)	(2,014,652)	(2,322,972)	(9,152,732)	2,250	(2,329,094)	(12,493,964)	(16,210,555)

Contract transactions 1
Purchase payments (Note 4)	3,827,207	41,447,656	10,808,858	609,912	1,525,524	4,015,717	20,968	463,694	1,731,767	3,119,905
Surrenders and terminations	(2,936,043)	(17,542,353)	(1,386,503)	(207,413)	(201,818)	(1,331,096)	(31)	(136,620)	(2,568,317)	(3,011,965)
Transfers between portfolios	(444,131)	(41,825,936)	(2,760,959)	(474,668)	42,928	(1,067,660)	2,516	7,537,388	1,149,289	(2,213,619)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(31,553)	(353,689)	(24,882)	(4,185)	(2,767)	(36,099)	-	(1,290)	(29,301)	(37,436)
Net increase (decrease) in net assets from
contract transactions	415,480	(18,274,322)	6,636,514	(76,354)	1,363,867	1,580,862	23,453	7,863,172	283,438	(2,143,115)

Net increase (decrease) in net assets	(20,352,474)	(191,258,527)	(6,940,248)	(2,091,006)	(959,105)	(7,571,870)	25,703	5,534,078	(12,210,526)	(18,353,670)

Net assets beginning of period	43,239,524	411,200,818	23,934,782	4,932,437	4,035,778	20,776,930	-	604,556	31,367,769	44,015,701

Net assets end of period	$ 22,887,050	$ 219,942,291	$ 16,994,534	$ 2,841,431	$ 3,076,673	$ 13,205,060	$ 25,703	$ 6,138,634	$ 19,157,243	$ 25,662,031

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,147,185	29,804,544	2,003,921	390,101	349,652	580,156	-	56,337	1,960,684	3,513,891

Units Issued	1,259,415	5,742,417	2,544,603	211,156	435,640	332,282	2,692	911,676	535,176	732,171
Units Redeemed	(1,377,001)	(7,339,505)	(1,870,824)	(210,461)	(283,920)	(312,948)	(3)	(93,199)	(531,673)	(891,999)

Units Outstanding at December 31, 2008	2,029,599	28,207,456	2,677,700	390,796	501,372	599,490	2,689	874,814	1,964,187	3,354,063

(a) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

							JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$ (38,974)	$ (121,009)	$ (98,087)	$ (70,349)	$ (726,148)	$ (31,866)	$ (52,925)	$ 1,813	$ (13,257)	$ (3,642)
Net realized gain (loss) on investments	(164,146)	(293,807)	(445,938)	(20,834)	(5,187,664)	2,925,634	769,602	(104,701)	(144,333)	80,661
Net change in unrealized appreciation
(depreciation) on investments	(1,231,137)	(3,166,923)	(10,509,466)	(2,083,506)	(25,524,606)	(10,817,829)	(7,808,170)	(305,012)	(578,391)	(2,169,399)
Net increase (decrease) in net assets
from operations	(1,434,257)	(3,581,739)	(11,053,491)	(2,174,689)	(31,438,418)	(7,924,061)	(7,091,493)	(407,900)	(735,981)	(2,092,380)

Contract transactions 1
Purchase payments (Note 4)	380,939	665,813	1,629,737	905,601	7,302,660	1,449,159	2,117,863	322,974	895,407	4,913,604
Surrenders and terminations	(134,330)	(787,665)	(2,162,693)	(171,757)	(2,821,665)	(790,156)	(1,128,110)	(13,134)	(31,987)	(1,067,328)
Transfers between portfolios	4,205,571	(1,033,844)	3,253,641	311,024	(5,845,611)	(544,468)	(1,463,796)	595,488	954,186	10,897,114
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,544)	(11,504)	(23,286)	(2,854)	(62,266)	(13,579)	(16,285)	(31)	(610)	(16,401)
Net increase (decrease) in net assets from
contract transactions	4,450,636	(1,167,200)	2,697,399	1,042,014	(1,426,882)	100,956	(490,328)	905,297	1,816,996	14,726,989

Net increase (decrease) in net assets	3,016,379	(4,748,939)	(8,356,092)	(1,132,675)	(32,865,300)	(7,823,105)	(7,581,821)	497,397	1,081,015	12,634,609

Net assets beginning of period	1,146,198	9,734,956	26,806,512	4,010,830	66,341,459	18,042,428	17,153,182	-	-	3,151,793

Net assets end of period	$ 4,162,577	$ 4,986,017	$ 18,450,420	$ 2,878,155	$ 33,476,159	$ 10,219,323	$ 9,571,361	$ 497,397	$ 1,081,015	$ 15,786,402

1 Contract unit transactions
Units Outstanding at December 31, 2007	129,926	547,863	1,795,187	587,409	3,766,869	1,261,752	1,147,633	-	-	288,688

Units Issued	765,946	103,280	743,215	513,062	2,176,726	243,277	386,183	173,116	357,782	2,713,797
Units Redeemed	(207,078)	(178,079)	(597,417)	(342,016)	(2,273,938)	(237,103)	(436,248)	(69,434)	(99,045)	(1,472,549)

Units Outstanding at December 31, 2008	688,794	473,064	1,940,985	758,455	3,669,657	1,267,926	1,097,568	103,682	258,737	1,529,936

(a) Commencement of operations March 31, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P
	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P
	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined
	Bond Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio(b)	Portfolio	Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ 1,047,119	$ (24,163)	$ 1,035,699	$ (605)	$ (1,665)	$ 27,859	$ 715	$ (86,017)	$ (16,699)	$ 573
Net realized gain (loss) on investments	1,618,838	(177,554)	(1,430,062)	(112,299)	(82,498)	224,966	(107)	(183,365)	(62,684)	(13,247)
Net change in unrealized appreciation
(depreciation) on investments	(3,422,988)	(696,273)	(4,537,747)	(89,145)	(86,274)	(2,265,646)	(14,459)	(2,353,070)	(844,231)	(454,553)
Net increase (decrease) in net assets
from operations	(757,031)	(897,990)	(4,932,110)	(202,049)	(170,437)	(2,012,821)	(13,851)	(2,622,452)	(923,614)	(467,227)

Contract transactions 1
Purchase payments (Note 4)	7,025,623	47,123	1,346,238	110,759	127,061	53,845	231,120	7,244,017	362,594	707,816
Surrenders and terminations	(3,108,564)	(325,974)	(2,164,625)	(25,087)	(4,876)	(569,711)	(428)	(112,233)	(129,847)	(20,536)
Transfers between portfolios	2,668,074	(177,847)	(46,575)	304,801	214,707	120,659	20,946	4,575,768	235,417	81,599
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(43,192)	(1,719)	(22,546)	(482)	(130)	(3,980)	-	(1,077)	(1,228)	(665)
Net increase (decrease) in net assets from
contract transactions	6,541,941	(458,417)	(887,508)	389,991	336,762	(399,187)	251,638	11,706,475	466,936	768,214

Net increase (decrease) in net assets	5,784,910	(1,356,407)	(5,819,618)	187,942	166,325	(2,412,008)	237,787	9,084,023	(456,678)	300,987

Net assets beginning of period	34,091,669	2,464,921	17,379,196	-	-	4,475,386	-	82,535	2,620,327	776,656

Net assets end of period	$ 39,876,579	$ 1,108,514	$ 11,559,578	$ 187,942	$ 166,325	$ 2,063,378	$ 237,787	$ 9,166,558	$ 2,163,649	$ 1,077,643

1 Contract unit transactions
Units Outstanding at December 31, 2007	2,360,679	201,111	1,327,566	-	-	358,155	-	8,321	264,384	74,049

Units Issued	1,441,269	17,254	481,953	60,812	54,296	31,988	40,238	1,521,222	73,662	113,786
Units Redeemed	(1,020,215)	(67,294)	(503,884)	(27,412)	(27,639)	(85,151)	(74)	(155,745)	(22,965)	(16,130)

Units Outstanding at December 31, 2008	2,781,733	151,071	1,305,635	33,400	26,657	304,992	40,164	1,373,798	315,081	171,705

(a) Commencement of operations March 31, 2008.
(b) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

		JNL/S&P	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/
	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed
	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate
	Moderate Portfolio	Growth Portfolio	Portfolio	Strategy Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$ (6,483)	$ (5,741)	$ 20,693	$ 4,463	$ 993	$ (803,766)	$ 700,734	$ (1,110,452)	$ 985,409	$ 415,757
Net realized gain (loss) on investments	(80,910)	(100,279)	(11,449)	(51,972)	4,719	4,471,534	13,674	3,459,287	241,017	1,434,164
Net change in unrealized appreciation
(depreciation) on investments	(515,378)	(1,110,338)	(184,731)	(28,577)	(33,233)	(27,868,050)	(5,461,486)	(40,847,002)	(13,299,497)	(33,453,549)
Net increase (decrease) in net assets
from operations	(602,771)	(1,216,358)	(175,487)	(76,086)	(27,521)	(24,200,282)	(4,747,078)	(38,498,167)	(12,073,071)	(31,603,628)

Contract transactions 1
Purchase payments (Note 4)	1,586,167	2,155,497	1,131,172	25,151	203,637	8,196,610	6,673,459	11,019,899	13,134,862	14,521,080
Surrenders and terminations	(88,163)	(64,159)	(8,893)	(217,164)	(1,203)	(5,270,830)	(1,941,704)	(8,135,053)	(2,652,851)	(7,439,735)
Transfers between portfolios	311,603	307,787	163,370	(172)	39,056	(10,447,993)	8,123,845	(8,915,273)	2,748,159	(13,314,047)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(73)	(395)	(25)	(13,313)	(2)	(77,344)	(22,694)	(125,066)	(40,347)	(87,541)
Net increase (decrease) in net assets from
contract transactions	1,809,534	2,398,730	1,285,624	(205,498)	241,488	(7,599,557)	12,832,906	(6,155,493)	13,189,823	(6,320,243)

Net increase (decrease) in net assets	1,206,763	1,182,372	1,110,137	(281,584)	213,967	(31,799,839)	8,085,828	(44,653,660)	1,116,752	(37,923,871)

Net assets beginning of period	980,093	1,784,717	123,580	348,394	-	67,327,185	21,481,421	108,086,353	42,576,985	113,847,752

Net assets end of period	$ 2,186,856	$ 2,967,089	$ 1,233,717	$ 66,810	$ 213,967	$ 35,527,346	$ 29,567,249	$ 63,432,693	$ 43,693,737	$ 75,923,881

1 Contract unit transactions
Units Outstanding at December 31, 2007	93,356	170,063	12,655	32,626	-	4,383,355	1,848,231	6,945,747	3,435,708	7,641,636

Units Issued	268,731	339,483	168,342	2,414	51,445	1,689,103	1,880,450	2,497,035	2,434,381	1,841,289
Units Redeemed	(74,084)	(69,174)	(7,639)	(25,826)	(17,219)	(2,243,375)	(732,361)	(3,097,987)	(1,322,456)	(2,372,219)

Units Outstanding at December 31, 2008	288,003	440,372	173,358	9,214	34,226	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/S&P	JNL/S&P				JNL/
	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/
	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value
	Strategy Portfolio	Strategy Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$ -	$ -	$ (10,526)	$ (5,322)	$ (1,534)	$ (14,139)	$ 42,165	$ 146,042	$ 102,692	$ (186,324)
Net realized gain (loss) on investments	-	-	12,858	(53,755)	22,377	(13,443)	(256,554)	244,481	-	(772,729)
Net change in unrealized appreciation
(depreciation) on investments	-	-	(688,727)	(417,775)	(261,891)	(739,409)	(2,272,621)	(4,470,538)	-	(3,153,348)
Net increase (decrease) in net assets
from operations	-	-	(686,395)	(476,852)	(241,048)	(766,991)	(2,487,010)	(4,080,015)	102,692	(4,112,401)

Contract transactions 1
Purchase payments (Note 4)	-	-	678,368	290,162	300,059	600,520	133,724	3,299,255	15,901,469	1,107,293
Surrenders and terminations	-	-	(55,984)	(23,842)	(14,881)	(183,666)	(127,173)	(1,573,205)	(11,051,659)	(624,752)
Transfers between portfolios	-	-	480,313	(18,161)	(67,997)	(287,571)	7,323,902	187,220	5,770,123	(1,211,112)
Net annuitization transactions	-	-	-	-	-	-	-	(6,645)	-	-
Policyholder charges (Note 3)	-	-	(277)	(121)	(761)	(1,575)	(1,358)	(17,452)	(162,546)	(10,622)
Net increase (decrease) in net assets from
contract transactions	-	-	1,102,420	248,038	216,420	127,708	7,329,095	1,889,173	10,457,387	(739,193)

Net increase (decrease) in net assets	-	-	416,025	(228,814)	(24,628)	(639,283)	4,842,085	(2,190,842)	10,560,079	(4,851,594)

Net assets beginning of period	-	-	1,527,379	1,179,322	729,960	3,669,156	-	17,514,738	23,711,325	13,500,985

Net assets end of period	$ -	$ -	$ 1,943,404	$ 950,508	$ 705,332	$ 3,029,873	$ 4,842,085	$ 15,323,896	$ 34,271,404	$ 8,649,391

1 Contract unit transactions
Units Outstanding at December 31, 2007	-	-	131,482	100,201	61,266	330,007	-	724,309	1,915,623	620,956

Units Issued	-	-	156,848	57,029	46,975	137,714	933,945	258,276	4,178,518	282,711
Units Redeemed	-	-	(45,067)	(34,012)	(14,790)	(129,398)	(172,023)	(208,682)	(3,354,252)	(296,757)

Units Outstanding at December 31, 2008	-	-	243,263	123,218	93,451	338,323	761,922	773,903	2,739,889	606,910

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	Price Established	Price Mid-Cap	Price Value
	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ (463,102)	$ (476,692)	$ 61,040
Net realized gain (loss) on investments	(741,633)	(33,251)	1,552,804
Net change in unrealized appreciation
(depreciation) on investments	(15,010,456)	(14,397,375)	(13,854,548)
Net increase (decrease) in net assets
from operations	(16,215,191)	(14,907,318)	(12,240,704)

Contract transactions 1
Purchase payments (Note 4)	2,568,162	4,006,236	1,672,956
Surrenders and terminations	(2,802,321)	(2,451,407)	(1,919,420)
Transfers between portfolios	(42,870)	(6,154,114)	(1,280,814)
Net annuitization transactions	-	-	-
Policyholder charges (Note 3)	(25,590)	(34,969)	(18,630)
Net increase (decrease) in net assets from
contract transactions	(302,619)	(4,634,254)	(1,545,908)

Net increase (decrease) in net assets	(16,517,810)	(19,541,572)	(13,786,612)

Net assets beginning of period	37,428,871	39,876,482	31,075,240

Net assets end of period	$ 20,911,061	$ 20,334,910	$ 17,288,628

1 Contract unit transactions
Units Outstanding at December 31, 2007	1,502,610	1,025,330	1,964,634

Units Issued	201,080	236,647	304,326
Units Redeemed	(308,393)	(394,413)	(413,115)

Units Outstanding at December 31, 2008	1,395,297	867,564	1,855,845

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained ninety-nine (99) Portfolios during 2009, but currently contains eighty-nine (89) Portfolios as of December 31, 2009, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P 4 Fund
JNL Institutional Alt 35 Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Competitive Advantage Fund
JNL Institutional Alt 50 Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/S&P Disciplined Growth Fund
JNL Institutional Alt 65 Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Fund
JNL/AIM Global Real Estate Fund	JNL/M&G Global Leaders Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/AIM International Growth Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Dividend Income & Growth Fund
JNL/AIM Large Cap Growth Fund	JNL/MCM Bond Index Fund*	JNL/S&P Growth Retirement Strategy Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian International Small Cap Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Credit Suisse Commodity Securities Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Credit Suisse Long/Short Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/S&P Moderate Growth Retirement Strategy Fund(1)
JNL/Eagle Core Equity Fund	JNL/MCM S&P 500 Index Fund*	JNL/S&P Moderate Retirement Strategy Fund(1)
JNL/Eagle SmallCap Equity Fund	JNL/MCM Small Cap Index Fund*	JNL/S&P Retirement 2015 Fund(1)
JNL/Franklin Templeton Founding Strategy Fund	JNL/Oppenheimer Global Growth Fund	JNL/S&P Retirement 2020 Fund(1)
JNL/Franklin Templeton Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/S&P Retirement 2025 Fund(1)
JNL/Franklin Templeton Income Fund	JNL/PAM China-India Fund	JNL/S&P Retirement Income Fund(1)
JNL/Franklin Templeton Mutual Shares Fund	JNL/PIMCO Real Return Fund	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/PIMCO Total Return Bond Fund	JNL/Select Balanced Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PPM America Core Equity Fund(1)	JNL/Select Money Market Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PPM America High Yield Bond Fund	JNL/Select Value Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PPM America Mid Cap Value Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Ivy Asset Strategy Fund	JNL/PPM America Small Cap Value Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/JPMorgan International Value Fund	JNL/PPM America Value Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/JPMorgan MidCap Growth Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Value Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/S&P Moderate Retirement Strategy Fund	JNL/S&P Disciplined Moderate Fund	April 3, 2009
JNL/S&P Moderate Growth Retirement Strategy Fund	JNL/S&P Disciplined Moderate Growth Fund	April 3, 2009
JNL/S&P Growth Retirement Strategy Fund	JNL/S&P Disciplined Growth Fund	April 3, 2009
JNL/S&P Retirement Income Fund	JNL/S&P Managed Moderate Fund	September 25, 2009
JNL/S&P Retirement 2015 Fund	JNL/S&P Managed Moderate Growth Fund	September 25, 2009
JNL/S&P Retirement 2020 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/S&P Retirement 2025 Fund	JNL/S&P Managed Growth Fund	September 25, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Credit Suisse Global Natural Resources Fund	JNL/Credit Suisse Commodity Securities Fund	September 28, 2009
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2009 and 2008, contract maintenance charges were assessed in the amount of $310,723, and $259,376, respectively.

Transfer Fee Charge

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.   For the years ended December 31, 2009 and 2008, transfer fee charges were assessed in the amount of $202 and $575, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2009 and 2008, surrender charges were assessed in the amount of $868,300 and $1,519,846, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product.  Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any “step-up” subject to a maximum charge of 0.81%.  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction  of 0.15% - 0.60% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,008,376 and $1,967,258 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL Institutional Alt 20 Fund	$5,192,153	$876,291	JNL/MCM Enhanced S&P 500 Stock Index Fund	$294,493	$3,635,709
JNL Institutional Alt 35 Fund	4,369,030	51,865	JNL/MCM European 30 Fund	1,030,080	159,959
JNL Institutional Alt 50 Fund	10,472,174	148,644	JNL/MCM Global Alpha Fund	125,045	10,234
JNL Institutional Alt 65 Fund	4,079,846	180,626	JNL/MCM Index 5 Fund	17,268,261	2,572,593
JNL/AIM Global Real Estate Fund	5,893,018	2,398,201	JNL/MCM International Index Fund	8,976,594	6,059,052
JNL/AIM International Growth Fund	6,275,275	2,964,821	JNL/MCM Pacific Rim 30 Fund	917,726	126,923
JNL/AIM Large Cap Growth Fund	4,568,157	2,365,990	JNL/MCM S&P 400 MidCap Index Fund	6,575,909	7,647,702
JNL/AIM Small Cap Growth Fund	4,290,451	1,443,623	JNL/MCM S&P 500 Index Fund	22,081,004	10,816,411
JNL/Capital Guardian Global Balanced Fund	5,077,841	2,849,827	JNL/MCM Small Cap Index Fund	11,706,239	10,837,922
JNL/Capital Guardian Global Diversified Research Fund	4,153,786	1,765,104	JNL/Oppenheimer Global Growth Fund	7,202,187	4,139,788
JNL/Capital Guardian International Small Cap Fund	4,665,845	684,549	JNL/PAM Asia ex-Japan Fund	6,086,218	1,551,984
JNL/Capital Guardian U.S. Growth Equity Fund	7,884,262	2,813,915	JNL/PAM China-India Fund	14,822,623	2,137,024
JNL/Credit Suisse Commodity Securities Fund	21,333,657	18,642,313	JNL/PIMCO Real Return Fund	15,691,366	6,910,707
JNL/Credit Suisse Long/Short Fund	1,934,057	617,050	JNL/PIMCO Total Return Bond Fund	71,931,851	19,227,798
JNL/Eagle Core Equity Fund	2,524,536	1,188,728	JNL/PPM America Core Equity Fund	698,597	2,056,726
JNL/Eagle SmallCap Equity Fund	5,223,093	1,684,702	JNL/PPM America High Yield Bond Fund	18,984,172	7,280,205
JNL/Franklin Templeton Founding Strategy Fund	13,499,469	7,260,296	JNL/PPM America Mid Cap Value Fund	685,412	272,648
JNL/Franklin Templeton Global Growth Fund	2,732,548	1,041,835	JNL/PPM America Small Cap Value Fund	829,439	297,164
JNL/Franklin Templeton Income Fund	15,337,300	9,789,774	JNL/PPM America Value Equity Fund	1,206,386	933,695
JNL/Franklin Templeton Mutual Shares Fund	6,614,695	3,336,553	JNL/Red Rocks Listed Private Equity Fund	1,443,431	345,841
JNL/Franklin Templeton Small Cap Value Fund	3,085,454	753,971	JNL/S&P 4 Fund	30,421,706	12,075,861
JNL/Goldman Sachs Core Plus Bond Fund	8,420,449	5,970,096	JNL/S&P Competitive Advantage Fund	9,015,504	2,748,954
JNL/Goldman Sachs Emerging Markets Debt Fund	3,719,133	300,865	JNL/S&P Disciplined Growth Fund	4,997,733	1,046,721
JNL/Goldman Sachs Mid Cap Value Fund	2,740,273	819,421	JNL/S&P Disciplined Moderate Fund	7,288,488	702,371
JNL/Ivy Asset Strategy Fund	4,772,719	99,753	JNL/S&P Disciplined Moderate Growth Fund	8,558,051	1,208,547
JNL/JPMorgan International Value Fund	6,285,597	5,319,221	JNL/S&P Dividend Income & Growth Fund	2,479,089	573,433
JNL/JPMorgan MidCap Growth Fund	9,790,104	2,864,591	JNL/S&P Growth Retirement Strategy Fund	326	63,096
JNL/JPMorgan U.S. Government & Quality Bond Fund	10,638,731	8,229,782	JNL/S&P Intrinsic Value Fund	1,580,408	333,717
JNL/Lazard Emerging Markets Fund	25,904,597	10,248,740	JNL/S&P Managed Aggressive Growth Fund	19,332,230	10,488,662
JNL/Lazard Mid Cap Equity Fund	2,723,965	2,298,829	JNL/S&P Managed Conservative Fund	25,900,563	11,747,655
JNL/Lazard Small Cap Equity Fund	348,145	4,534,935	JNL/S&P Managed Growth Fund	63,268,548	20,305,258
JNL/M&G Global Basics Fund	696,040	192,539	JNL/S&P Managed Moderate Fund	45,708,817	10,759,476
JNL/M&G Global Leaders Fund	476,863	114,829	JNL/S&P Managed Moderate Growth Fund	61,299,394	24,702,644
JNL/MCM 10 x 10 Fund	10,113,201	2,722,174	JNL/S&P Moderate Growth Retirement Strategy Fund	-	-
JNL/MCM Bond Index Fund	6,648,683	7,841,271	JNL/S&P Moderate Retirement Strategy Fund	-	-

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/S&P Retirement 2015 Fund	$3,050,199	$5,484,391	JNL/Select Money Market Fund	$27,546,131	$37,317,843
JNL/S&P Retirement 2020 Fund	2,240,606	3,525,645	JNL/Select Value Fund	6,758,230	4,255,943
JNL/S&P Retirement 2025 Fund	669,806	1,463,740	JNL/T. Rowe Price Established Growth Fund	6,067,155	2,402,442
JNL/S&P Retirement Income Fund	2,173,998	5,476,296	JNL/T. Rowe Price Mid-Cap Growth Fund	13,497,488	5,846,353
JNL/S&P Total Yield Fund	1,951,337	5,463,825	JNL/T. Rowe Price Short-Term Bond Fund	17,113,885	5,561,777
JNL/Select Balanced Fund	18,058,246	6,047,866	JNL/T. Rowe Price Value Fund	5,944,902	4,821,221

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$3,378,646	$9,022,396	JNL/MCM NYSE® International 25 Fund	$3,059,281	$2,098,720
JNL/MCM Communications Sector Fund	696,825	409,487	JNL/MCM Oil & Gas Sector Fund	10,938,033	5,371,647
JNL/MCM Consumer Brands Sector Fund	619,146	413,919	JNL/MCM S&P® 24 Fund	1,373,942	6,397,674
JNL/MCM Dow SM Dividend Fund	6,231,833	4,080,553	JNL/MCM S&P® SMid 60 Fund	12,784,715	8,871,426
JNL/MCM Financial Sector Fund	5,270,551	2,805,015	JNL/MCM Select Small-Cap Fund	2,956,885	1,921,547
JNL/MCM Healthcare Sector Fund	5,286,858	6,075,054	JNL/MCM Technology Sector Fund	15,750,653	3,801,653
JNL/MCM JNL 5 Fund	49,479,439	61,683,091	JNL/MCM Value Line® 30 Fund	9,336,972	16,615,228
JNL/MCM JNL Optimized 5 Fund	9,001,227	5,261,810	JNL/MCM VIP Fund	3,059,156	3,382,491
JNL/MCM Nasdaq® 25 Fund	1,959,446	1,616,940

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.511871	$ 13.013149	$ 13.337478	$ 13.718944	$ 10.018332	$ 11.880546	$ 8.746244	$ 10.436552	$ 8.549148	$ 19.186964
Total Return *	-0.03%***	0.04%***	0.11%***	22.37%***	28.54%	32.86%	19.42%	30.03%	17.68%	34.25%
Ratio of Expenses **	2.345%	2.345%	2.345%	2.46%	3.06%	3.06%	4.00%	3.60%	4.00%	2.92%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 7.794000	$ 8.941970	$ 7.324091	$ 8.026065	$ 7.264910	$ 14.291823
Total Return *	n/a	n/a	n/a	n/a	-37.64%	-42.72%	-40.11%	-41.86%	-31.10%	-41.86%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.06%	3.06%	4.00%	3.60%	4.00%	2.92%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 12.498967	$ 15.610040	$ 12.228711	$ 13.804828	$ 10.543817	$ 26.239730
Total Return *	n/a	n/a	n/a	n/a	-19.38%***	6.87%***	11.19%	7.41%	3.70%	2.45%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	3.06%	3.06%	4.00%	3.60%	4.00%	2.72%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.193606	$ 14.852999	$ 10.998069	$ 12.851988	$ 10.167521	$ 23.065061
Total Return *	n/a	n/a	n/a	n/a	32.43%	19.03%	3.64%	10.45%	6.46%	10.57%
Ratio of Expenses **	n/a	n/a	n/a	n/a	2.95%	2.95%	4.00%	3.60%	4.00%	2.45%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.473288	$ 12.478356	$ 10.611801	$ 11.635991	$ 9.550912	$ 20.859781
Total Return *	n/a	n/a	n/a	n/a	9.43***	12.58%***	3.04%	4.60%	5.78%	-0.55%
Ratio of Expenses **	n/a	n/a	n/a	n/a	2.95%	2.95%	4.00%	3.60%	4.00%	2.45%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 12.617915	$ 13.108918	$ 13.450517	$ 13.842677	$ 10.902034	$ 15.598755	$ 11.086130	$ 12.646845	$ 11.153827	$ 24.501862
Total Return *	4.23%***	20.14%***	1.37%***	2.20%***	30.89%	35.36%	22.93%	33.13%	20.96%	36.51%
Ratio of Expenses **	1.20%	1.35%	1.20%	1.25%	1.25%	1.20%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	$ 8.329075	$ 11.524130	$ 9.018126	$ 9.499926	$ 9.221201	$ 17.948440
Total Return *	n/a	n/a	n/a	n/a	-36.50%	-35.61%***	-38.35%	-40.48%	-29.18%	-43.20%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.25%	1.20%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2007

Unit Value	n/a	n/a	n/a	n/a	$ 13.117101	$ 19.623745	$ 14.626770	$ 15.960342	$ 13.020007	$ 31.597476
Total Return *	n/a	n/a	n/a	n/a	-16.07%***	8.41%	14.48%	9.98%	6.61%	-3.47%***
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2006

Unit Value	n/a	n/a	n/a	n/a	$ 15.628634	$ 18.102209	$ 12.776730	$ 14.511723	$ 12.212895	$ 26.214779
Total Return *	n/a	n/a	n/a	n/a	34.78%	21.07%	6.68%	13.07%	9.42%	11.79%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.35%	1.25%	1.10%	1.25%	1.25%	1.35%

Period ended December 31, 2005

Unit Value	n/a	n/a	n/a	n/a	$ 11.595734	$ 14.952201	$ 11.976548	$ 12.834332	$ 11.161868	$ 23.449660
Total Return *	n/a	n/a	n/a	n/a	9.03%***	9.32%	6.06%	7.08%	8.72%	0.55%
Ratio of Expenses **	n/a	n/a	n/a	n/a	1.35%	1.25%	1.10%	1.25%	1.25%	1.35%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 4,545	$ 4,543	$ 10,572	$ 4,143	$ 9,829	$ 16,218	$ 9,404	$ 6,353	$ 13,985	$ 8,855
Units Outstanding (in thousands)	361	347	788	300	919	1,140	892	522	1,299	446
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	3.02%	2.22%	0.31%	0.00%	2.46%	1.86%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 4,718	$ 9,437	$ 5,553	$ 2,303	$ 9,625	$ 4,641
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	577	906	650	254	1,077	347
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.10%	0.45%	0.15%	0.00%	1.10%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 6,850	$ 14,387	$ 7,404	$ 3,930	$ 12,554	$ 5,787
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	530	816	535	258	990	299
Investment Income Ratio *	n/a	n/a	n/a	n/a	2.50%	1.71%	0.42%	0.28%	2.59%	0.71%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 7,640	$ 8,157	$ 6,042	$ 3,987	$ 10,268	$ 3,676
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	494	519	497	287	859	273
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.08%	0.17%	0.00%	0.00%	0.13%	0.09%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	n/a	n/a	$ 1,179	$ 3,690	$ 4,672	$ 3,488	$ 8,699	$ 3,601
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	102	308	409	283	790	326
Investment Income Ratio *	n/a	n/a	n/a	n/a	0.00%	1.82%	0.04%	0.00%	0.01%	0.54%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations April 6, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.571401	$ 18.582853	$ 9.286455	$ 7.830309	$ 11.638017	$ 17.205430	$ 7.692367	$ 7.171023	$ 9.333800	$ 7.311457
Total Return *	48.61%	30.89%	45.41%	22.16%***	29.30%	31.59%	26.39%	27.07%	28.91%	23.54%
Ratio of Expenses **	2.645%	2.95%	3.06%	2.56%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2008

Unit Value	$ 4.421985	$ 14.196883	$ 6.386254	$ 6.443505	$ 9.000976	$ 13.075035	$ 6.086256	$ 5.643363	$ 7.240302	$ 5.918448
Total Return *	-55.11%	-42.60%	-52.69%	-39.20%	-41.10%	-40.06%	-37.97%	-42.33%	-31.85%	-39.47%
Ratio of Expenses **	2.645%	2.95%	3.06%	2.46%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2007

Unit Value	$ 9.849998	$ 24.731198	$ 13.499173	$ 10.597762	$ 15.282170	$ 21.815073	$ 9.812218	$ 9.785701	$ 10.624672	$ 9.777653
Total Return *	-2.45%***	6.52%	14.39%***	-1.94%***	-2.84%	8.85%	-3.47%***	-8.10%***	-3.52%***	-5.59%***
Ratio of Expenses **	2.645%	2.95%	3.06%	2.46%	3.445%	2.92%	2.92%	2.92%	3.06%	2.56%

Period ended December 31, 2006

Unit Value	n/a	$ 23.216435	n/a	n/a	$ 15.728676	$ 20.041342	n/a	n/a	$ 10.767823	n/a
Total Return *	n/a	1.57%	n/a	n/a	8.55%	16.65%	n/a	n/a	5.49%***	n/a
Ratio of Expenses **	n/a	2.95%	n/a	n/a	3.445%	2.92%	n/a	n/a	2.92%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 22.857142	n/a	n/a	$ 14.489276	$ 17.181084	n/a	n/a	n/a	n/a
Total Return *	n/a	7.25%***	n/a	n/a	-0.12%	-0.42%	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	2.95%	n/a	n/a	3.445%	2.92%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.771385	$ 24.008993	$ 9.811404	$ 8.148045	$ 15.895750	$ 21.915024	$ 8.081629	$ 7.533953	$ 9.992628	$ 7.611388
Total Return *	0.84%***	33.21%	48.14%	23.37%	32.37%	34.00%	28.52%	29.21%	4.97%***	25.23%
Ratio of Expenses **	1.20%	1.20%	1.20%	1.20%	1.10%	1.10%	1.25%	1.25%	1.20%	1.20%

Period ended December 31, 2008

Unit Value	$ 4.484082	$ 18.024075	$ 6.622915	$ 6.604318	$ 12.009007	$ 16.353961	$ 6.288338	$ 5.830781	$ 7.598687	$ 6.077994
Total Return *	-54.52%	-37.16%***	-50.26%***	-32.20%***	-39.70%	-38.96%	-36.93%	-41.36%	-30.61%	-34.06%***
Ratio of Expenses **	1.35%	1.20%	1.20%	1.20%	1.10%	1.10%	1.25%	1.25%	1.25%	1.20%

Period ended December 31, 2007

Unit Value	$ 9.859775	$ 30.659761	$ 13.730889	$ 10.710847	$ 19.916715	$ 26.791566	$ 9.970116	$ 9.943224	$ 10.950553	$ 9.900980
Total Return *	-2.17%***	8.36%	1.58%***	4.97%***	-0.52%	10.86%	-4.99%***	-7.78%***	0.58%***	-2.04%***
Ratio of Expenses **	1.35%	1.25%	1.25%	1.35%	1.10%	1.10%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2006

Unit Value	n/a	$ 28.294191	n/a	n/a	$ 20.020920	$ 24.167102	n/a	n/a	$ 10.887761	n/a
Total Return *	n/a	3.31%	n/a	n/a	11.12%	18.78%	n/a	n/a	8.88%***	n/a
Ratio of Expenses **	n/a	1.25%	n/a	n/a	1.10%	1.10%	n/a	n/a	1.40%	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 27.387918	n/a	n/a	$ 18.016966	$ 20.346844	n/a	n/a	n/a	n/a
Total Return *	n/a	3.37%	n/a	n/a	2.25%	1.40%	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	n/a	1.10%	1.10%	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Strategy Portfolio(b)	Portfolio(b)	Income Portfolio(a)	Shares Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 5,539	$ 14,962	$ 28,331	$ 3,506	$ 4,315	$ 10,264	$ 41,621	$ 5,832	$ 34,693	$ 10,152
Units Outstanding (in thousands)	826	800	2,934	436	328	521	5,214	782	3,531	1,351
Investment Income Ratio *	2.36%	0.18%	0.86%	0.97%	1.31%	0.00%	0.07%	2.26%	7.00%	4.44%

Period ended December 31, 2008

Net Assets (in thousands)	$ 709	$ 6,682	$ 17,074	$ 1,601	$ 2,152	$ 4,286	$ 26,679	$ 3,094	$ 23,604	$ 5,576
Units Outstanding (in thousands)	159	557	2,612	245	235	299	4,280	535	3,144	925
Investment Income Ratio *	0.22%	0.00%	0.08%	0.00%	2.51%	0.00%	1.39%	0.02%	0.09%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$ 155	$ 9,399	$ 22,157	$ 518	$ 4,094	$ 6,747	$ 36,507	$ 4,740	$ 28,076	$ 7,161
Units Outstanding (in thousands)	16	537	1,622	49	286	296	3,678	479	2,586	726
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	1.98%	2.17%	0.00%	1.22%	4.15%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 7,526	n/a	n/a	$ 4,580	$ 5,301	n/a	n/a	$ 5,251	n/a
Units Outstanding (in thousands)	n/a	528	n/a	n/a	314	273	n/a	n/a	484	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.00%	0.00%	n/a	n/a	0.47%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 7,392	n/a	n/a	$ 4,512	$ 4,322	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	623	n/a	n/a	348	275	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	0.90%	0.00%	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.501581	$ 16.366352	$ 11.542313	$ 9.958343	$ 10.346684	$ 9.442039	$ 15.994559	$ 12.335502	$ 11.107627	$ 12.792119
Total Return *	29.77%	10.45%	9.49%***	28.66%	-0.34%***	25.48%	38.84%	-0.37%	66.56%	34.69%
Ratio of Expenses **	2.92%	3.30%	2.56%	3.06%	2.37%	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$ 7.322015	$ 14.817905	$ 9.627208	$ 7.740295	n/a	$ 7.524892	$ 11.519886	$ 12.381527	$ 6.668671	$ 9.497574
Total Return *	-35.05%	-8.25%	1.68%***	-38.02%	n/a	-46.49%	-46.04%	2.36%	-51.55%	-41.13%
Ratio of Expenses **	2.92%	3.30%	2.32%	3.06%	n/a	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2007

Unit Value	$ 11.273287	$ 16.150638	n/a	$ 12.488638	n/a	$ 14.063652	$ 21.350052	$ 12.096597	$ 13.765183	$ 16.133863
Total Return *	-8.86%	3.51%	n/a	-6.17%***	n/a	7.91%	4.84%	2.19%	31.56%***	-6.09%
Ratio of Expenses **	2.92%	3.30%	n/a	3.06%	n/a	3.67%	2.92%	4.00%	3.06%	3.62%

Period ended December 31, 2006

Unit Value	$ 12.368543	$ 15.602425	n/a	$ 12.557941	n/a	$ 13.032392	$ 20.365068	$ 11.837508	$ 10.811520	$ 17.179980
Total Return *	8.71%***	1.30%	n/a	8.72%***	n/a	27.24%	8.84%	-0.79%	14.76%***	10.50%
Ratio of Expenses **	2.92%	3.30%	n/a	2.92%	n/a	3.67%	2.92%	4.00%	2.47%	3.62%

Period ended December 31, 2005

Unit Value	$ 10.822833	$ 15.402942	n/a	$ 11.186412	n/a	$ 10.242631	$ 18.711181	$ 11.931278	n/a	$ 15.547664
Total Return *	-2.06%***	-0.70%	n/a	0.75%***	n/a	14.30%	3.12%	-1.65%	n/a	4.95%
Ratio of Expenses **	2.86%	3.30%	n/a	2.72%	n/a	3.67%	2.92%	4.00%	n/a	3.62%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.222878	$ 22.584355	$ 11.702888	$ 10.861081	$ 10.373870	$ 12.799740	$ 20.424376	$ 18.581407	$ 11.891765	$ 17.238509
Total Return *	31.81%	12.91%	21.28%	2.03%***	4.38%***	28.74%	41.18%	2.46%	2.85%***	38.13%
Ratio of Expenses **	1.35%	1.10%	1.35%	1.20%	1.35%	1.10%	1.25%	1.20%	1.20%	1.10%

Period ended December 31, 2008

Unit Value	$ 7.755973	$ 20.002660	$ 9.649295	$ 8.241286	n/a	$ 9.942002	$ 14.466516	$ 18.135712	$ 6.998757	$ 12.480293
Total Return *	-34.03%	-6.21%	7.15%***	-36.95%	n/a	-45.10%	-45.13%	5.26%	-50.67%	-39.63%
Ratio of Expenses **	1.35%	1.10%	1.35%	1.35%	n/a	1.10%	1.25%	1.20%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 11.756122	$ 21.327295	n/a	$ 13.070993	n/a	$ 18.109633	$ 26.367299	$ 17.229132	$ 14.187324	$ 20.673108
Total Return *	-7.40%	5.83%	n/a	1.41%	n/a	10.74%	6.61%	1.64%***	-0.35%***	-3.68%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.20%	1.25%	1.10%

Period ended December 31, 2006

Unit Value	$ 12.695707	$ 20.152585	n/a	$ 12.889320	n/a	$ 16.353590	$ 24.731845	$ 16.297123	$ 10.892120	$ 21.462784
Total Return *	16.13%	3.54%	n/a	14.18%	n/a	30.54%	10.67%	1.97%	9.15%***	13.31%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.25%	1.35%	1.10%

Period ended December 31, 2005

Unit Value	$ 10.931928	$ 19.463165	n/a	$ 11.288517	n/a	$ 12.527634	$ 22.347947	$ 15.981831	n/a	$ 18.941460
Total Return *	-0.22%***	1.50%	n/a	-0.04%***	n/a	17.27%	4.85%	1.09%	n/a	7.62%
Ratio of Expenses **	1.35%	1.10%	n/a	1.35%	n/a	1.10%	1.25%	1.25%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio(a)	Bond Portfolio	Portfolio(c)	Value Portfolio(a)	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 5,783	$ 18,061	$ 3,676	$ 5,694	$ 4,687	$ 19,101	$ 15,041	$ 17,065	$ 30,651	$ 10,301
Units Outstanding (in thousands)	574	886	316	536	452	1,587	882	1,008	2,620	654
Investment Income Ratio *	0.99%	4.89%	0.22%	1.33%	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%

Period ended December 31, 2008

Net Assets (in thousands)	$ 2,371	$ 14,518	$ 90	$ 2,680	n/a	$ 14,626	$ 3,832	$ 14,559	$ 7,602	$ 7,070
Units Outstanding (in thousands)	310	825	9	331	n/a	1,560	397	896	1,100	619
Investment Income Ratio *	1.14%	3.90%	0.00%	0.99%	n/a	2.14%	0.00%	2.39%	0.68%	1.32%

Period ended December 31, 2007

Net Assets (in thousands)	$ 2,806	$ 15,399	n/a	$ 4,209	n/a	$ 28,958	$ 7,907	$ 9,981	$ 10,062	$ 12,268
Units Outstanding (in thousands)	242	827	n/a	327	n/a	1,675	486	659	715	648
Investment Income Ratio *	2.67%	3.69%	n/a	2.05%	n/a	5.58%	0.00%	3.48%	0.22%	5.55%

Period ended December 31, 2006

Net Assets (in thousands)	$ 1,909	$ 10,767	n/a	$ 1,796	n/a	$ 16,995	$ 5,617	$ 8,591	$ 1,501	$ 10,578
Units Outstanding (in thousands)	152	613	n/a	141	n/a	1,056	429	615	138	541
Investment Income Ratio *	0.07%	0.00%	n/a	0.09%	n/a	0.14%	0.00%	0.00%	0.00%	0.20%

Period ended December 31, 2005

Net Assets (in thousands)	$ 522	$ 8,475	n/a	$ 443	n/a	$ 5,673	$ 5,604	$ 8,562	n/a	$ 8,755
Units Outstanding (in thousands)	48	518	n/a	40	n/a	447	506	640	n/a	508
Investment Income Ratio *	0.00%	5.91%	n/a	0.00%	n/a	0.51%	0.28%	3.86%	n/a	11.08%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 6.848918	$ 12.027677	$ 11.142480	$ 7.375850	$ 10.008869	$ 10.529872	$ 3.884787	$ 7.544110	$ 5.853775	$ 4.678006
Total Return *	-6.23%	2.20%***	52.64%***	21.55%	48.54%	1.78%	21.81%	28.44%	16.79%	-7.25%
Ratio of Expenses **	4.00%	2.32%	2.45%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2008

Unit Value	$ 7.304178	$ 8.387379	$ 8.317768	$ 6.068298	$ 6.738050	$ 10.345302	$ 3.189306	$ 5.873650	$ 5.012113	$ 5.043857
Total Return *	-40.98%	3.40%***	12.15%***	-37.80%	-37.09%	-0.19%	-41.46%	-33.72%	-50.82%	-39.96%
Ratio of Expenses **	4.00%	1.65%	2.00%	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2007

Unit Value	$ 12.376615	n/a	n/a	$ 9.756870	$ 10.711080	$ 10.365024	$ 5.447865	$ 8.861998	$ 10.191738	$ 8.400674
Total Return *	-10.48%	n/a	n/a	2.69%***	-5.64%	2.42%	1.44%***	-11.14%	-5.83%***	0.16%
Ratio of Expenses **	4.00%	n/a	n/a	2.47%	2.92%	3.82%	3.06%	3.595%	2.92%	3.52%

Period ended December 31, 2006

Unit Value	$ 13.825552	n/a	n/a	n/a	$ 11.351254	$ 10.120441	$ 5.591933	$ 9.972542	n/a	$ 8.387626
Total Return *	12.23%	n/a	n/a	n/a	3.63%***	-0.23%	32.69%	9.44%	n/a	12.81%
Ratio of Expenses **	4.00%	n/a	n/a	n/a	2.92%	3.82%	2.56%	3.595%	n/a	3.52%

Period ended December 31, 2005

Unit Value	$ 12.318952	n/a	n/a	n/a	n/a	$ 10.143772	$ 4.214321	$ 9.112139	n/a	$ 7.435297
Total Return *	0.56%	n/a	n/a	n/a	n/a	-1.96%	0.41%***	-5.84%	n/a	0.65%
Ratio of Expenses **	4.00%	n/a	n/a	n/a	n/a	3.82%	2.56%	3.595%	n/a	3.52%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.447625	$ 12.173516	$ 11.291894	$ 7.620194	$ 11.928181	$ 13.074377	$ 4.699190	$ 9.647037	$ 6.253416	$ 5.942069
Total Return *	-5.54%	45.03%	35.55%	23.04%	51.04%	4.59%	24.03%	31.49%	18.76%	-6.68%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2008

Unit Value	$ 10.001438	$ 8.393798	$ 8.330475	$ 6.193316	$ 7.897156	$ 12.500500	$ 3.788673	$ 7.336631	$ 5.265477	$ 6.367393
Total Return *	-39.25%	11.48%***	12.21%***	-37.04%	-36.03%	2.56%	-40.39%	-32.14%	-49.99%	-38.49%
Ratio of Expenses **	1.10%	1.35%	1.35%	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 16.462556	n/a	n/a	$ 9.837116	$ 12.345715	$ 12.188243	$ 6.355640	$ 10.812044	$ 10.529819	$ 10.351495
Total Return *	-7.83%	n/a	n/a	-5.29%***	-4.04%	5.26%	3.00%	-9.03%	-5.70%***	2.62%
Ratio of Expenses **	1.10%	n/a	n/a	1.25%	1.25%	1.10%	1.25%	1.25%	1.25%	1.10%

Period ended December 31, 2006

Unit Value	$ 17.861338	n/a	n/a	n/a	$ 12.865708	$ 11.579585	$ 6.170303	$ 11.885292	n/a	$ 10.086947
Total Return *	15.52%	n/a	n/a	n/a	4.97%***	2.51%	34.43%	12.04%	n/a	15.56%
Ratio of Expenses **	1.10%	n/a	n/a	n/a	1.25%	1.10%	1.25%	1.25%	n/a	1.10%

Period ended December 31, 2005

Unit Value	$ 15.461306	n/a	n/a	n/a	n/a	$ 11.295672	$ 4.589999	$ 10.608405	n/a	$ 8.728429
Total Return *	3.51%	n/a	n/a	n/a	n/a	0.74%	-0.29%	-3.65%	n/a	3.11%
Ratio of Expenses **	1.10%	n/a	n/a	n/a	n/a	1.10%	1.25%	1.25%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/MCM
	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow Dividend	S&P 500 Stock
	Equity Portfolio(d)	Portfolio(c)	Portfolio(c)	Portfolio(b)	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio(a)	Index Portfolio(d)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 616	$ 465	$ 21,284	$ 9,395	$ 18,998	$ 1,568	$ 1,673	$ 13,360	$ -
Units Outstanding (in thousands)	-	51	41	2,818	838	1,527	346	182	2,177	-
Investment Income Ratio *	0.50%	0.61%	1.25%	4.74%	3.81%	2.67%	4.72%	0.66%	7.65%	2.81%

Period ended December 31, 2008

Net Assets (in thousands)	$ 4,441	$ 22	$ 38	$ 11,357	$ 11,781	$ 19,683	$ 1,047	$ 1,088	$ 9,598	$ 3,601
Units Outstanding (in thousands)	481	3	5	1,845	1,607	1,652	285	155	1,851	593
Investment Income Ratio *	0.00%	0.00%	0.18%	1.06%	4.52%	4.16%	3.49%	0.37%	0.39%	1.61%

Period ended December 31, 2007

Net Assets (in thousands)	$ 7,957	n/a	n/a	$ 6,751	$ 14,078	$ 21,147	$ 4,121	$ 1,042	$ 19,682	$ 4,603
Units Outstanding (in thousands)	522	n/a	n/a	689	1,206	1,814	656	100	1,890	465
Investment Income Ratio *	4.22%	n/a	n/a	0.00%	1.33%	4.60%	4.48%	0.69%	0.00%	1.04%

Period ended December 31, 2006

Net Assets (in thousands)	$ 7,426	n/a	n/a	n/a	$ 25,126	$ 15,092	$ 2,350	$ 737	n/a	$ 3,858
Units Outstanding (in thousands)	448	n/a	n/a	n/a	2,053	1,355	360	64	n/a	393
Investment Income Ratio *	0.67%	n/a	n/a	n/a	0.00%	0.14%	0.14%	0.01%	n/a	0.41%

Period ended December 31, 2005

Net Assets (in thousands)	$ 5,876	n/a	n/a	n/a	n/a	$ 9,542	$ 477	$ 625	n/a	$ 3,416
Units Outstanding (in thousands)	408	n/a	n/a	n/a	n/a	875	97	61	n/a	392
Investment Income Ratio *	5.61%	n/a	n/a	n/a	n/a	3.45%	10.94%	3.24%	n/a	7.70%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009..

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.801059	$ 5.779211	$ 9.824164	$ 9.121715	$ 8.168040	$ 12.121486	$ 8.732037	$ 8.200923	$ 9.079936	$ 8.013086
Total Return *	37.60%	15.00%	-2.35%***	16.67%	21.83%	24.44%	20.03%	33.72%	30.38%	32.54%
Ratio of Expenses **	2.46%	3.10%	2.21%	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2008

Unit Value	$ 8.576221	$ 5.025586	n/a	$ 7.818485	$ 6.704217	$ 9.741185	$ 7.274603	$ 6.132935	$ 6.964356	$ 6.045943
Total Return *	16.18%***	-52.15%	n/a	-25.93%	-31.73%	-45.06%	-44.44%	-47.65%	-43.14%	-47.32%
Ratio of Expenses **	2.46%	3.10%	n/a	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2007

Unit Value	n/a	$ 10.503013	n/a	$ 10.556132	$ 9.820725	$ 17.731558	$ 13.092153	$ 11.714469	$ 12.247767	$ 11.477487
Total Return *	n/a	-19.90%	n/a	3.72%	-3.21%***	6.23%	-5.04%***	10.26%	3.06%***	9.88%***
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	2.695%	3.82%	3.36%	2.95%	2.82%	2.61%

Period ended December 31, 2006

Unit Value	n/a	$ 13.112098	n/a	$ 10.177309	n/a	$ 16.691558	$ 13.425250	$ 10.624143	n/a	n/a
Total Return *	n/a	15.07%	n/a	2.50%	n/a	20.88%	15.19%	6.26%***	n/a	n/a
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	n/a	3.82%	3.11%	2.95%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 11.394730	n/a	$ 9.929040	n/a	$ 13.807835	$ 11.654963	n/a	n/a	n/a
Total Return *	n/a	2.88%	n/a	3.80%	n/a	9.07%	-0.84%***	n/a	n/a	n/a
Ratio of Expenses **	n/a	3.10%	n/a	3.62%	n/a	3.82%	3.11%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.978916	$ 7.052330	$ 9.845736	$ 11.701635	$ 8.466867	$ 14.932353	$ 9.778792	$ 8.744697	$ 9.884589	$ 8.309309
Total Return *	14.71%***	17.20%	-0.82%***	19.47%	23.48%	27.74%	22.66%	36.08%	32.51%	-9.47%***
Ratio of Expenses **	1.25%	1.20%	1.35%	1.25%	1.35%	1.20%	1.20%	1.20%	1.20%	1.25%

Period ended December 31, 2008

Unit Value	$ 8.598569	$ 6.017266	n/a	$ 9.794926	$ 6.856637	$ 11.689743	$ 7.972541	$ 6.426124	$ 7.459688	$ 6.174597
Total Return *	9.77%***	-45.11%***	n/a	-24.16%	-30.81%	-43.60%	-43.22%	-39.81%***	-33.11%***	-46.66%
Ratio of Expenses **	1.35%	1.20%	n/a	1.25%	1.35%	1.20%	1.20%	1.20%	1.20%	1.35%

Period ended December 31, 2007

Unit Value	n/a	$ 12.296201	n/a	$ 12.914850	$ 9.909799	$ 20.728167	$ 14.041607	$ 12.051653	$ 12.887159	$ 11.574967
Total Return *	n/a	-18.39%	n/a	6.23%	-3.24%***	9.07%	0.22%***	12.16%***	3.20%***	13.64%***
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	1.35%	1.20%	1.20%	1.25%	1.25%	1.35%

Period ended December 31, 2006

Unit Value	n/a	$ 15.067748	n/a	$ 12.157988	n/a	$ 19.005048	$ 14.010976	$ 10.744631	n/a	n/a
Total Return *	n/a	17.22%	n/a	4.95%	n/a	24.08%	17.48%	7.45%***	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	1.20%	1.25%	1.40%	n/a	n/a

Period ended December 31, 2005

Unit Value	n/a	$ 12.854726	n/a	$ 11.584406	n/a	$ 15.316154	$ 11.926526	n/a	n/a	n/a
Total Return *	n/a	4.80%	n/a	6.28%	n/a	0.38%***	9.28%	n/a	n/a	n/a
Ratio of Expenses **	n/a	1.25%	n/a	1.25%	n/a	1.20%	1.25%	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	European 30	Financial	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International
	Portfolio(c)	Sector Portfolio	Portfolio(d)	Sector Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 930	$ 6,988	$ 114	$ 8,822	$ 23,007	$ 32,115	$ 249,705	$ 26,986	$ 4,233	$ 5,157
Units Outstanding (in thousands)	78	1,049	12	793	2,742	2,238	26,219	3,139	441	629
Investment Income Ratio *	6.05%	1.90%	0.00%	1.48%	1.37%	2.70%	3.68%	2.95%	0.00%	5.16%

Period ended December 31, 2008

Net Assets (in thousands)	$ 23	$ 3,204	n/a	$ 8,686	$ 4,148	$ 22,887	$ 219,942	$ 16,995	$ 2,841	$ 3,077
Units Outstanding (in thousands)	3	566	n/a	937	608	2,030	28,207	2,678	391	501
Investment Income Ratio *	0.59%	1.69%	n/a	1.03%	1.32%	1.79%	2.19%	0.01%	0.03%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	$ 2,950	n/a	$ 6,107	$ 1,982	$ 43,240	$ 411,201	$ 23,935	$ 4,932	$ 4,036
Units Outstanding (in thousands)	n/a	255	n/a	500	201	2,147	29,805	2,004	390	350
Investment Income Ratio *	n/a	1.78%	n/a	0.81%	0.00%	3.07%	2.25%	3.11%	0.00%	6.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$ 1,974	n/a	$ 4,999	n/a	$ 30,700	$ 203,454	$ 4,684	n/a	n/a
Units Outstanding (in thousands)	n/a	139	n/a	433	n/a	1,650	14,699	437	n/a	n/a
Investment Income Ratio *	n/a	0.06%	n/a	0.05%	n/a	0.21%	0.03%	0.05%	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	n/a	$ 945	n/a	$ 4,424	n/a	$ 16,989	$ 61,448	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	78	n/a	401	n/a	1,127	5,193	n/a	n/a	n/a
Investment Income Ratio *	n/a	2.38%	n/a	0.97%	n/a	3.24%	0.05%	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 21.371032	$ 11.581197	$ 8.023137	$ 11.247860	$ 8.000841	$ 9.342505	$ 9.411601	$ 10.072059	$ 5.327626	$ 9.481303
Total Return *	15.76%	-1.43%***	15.68%	32.86%	21.25%	57.13%	1.43%	22.60%	58.82%	10.89%
Ratio of Expenses **	3.67%	2.32%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2008

Unit Value	$ 18.461967	$ 9.557205	$ 6.935855	$ 8.465989	$ 6.598750	$ 5.945811	$ 9.279117	$ 8.215282	$ 3.354513	$ 8.549882
Total Return *	-40.10%	15.95%***	-26.69%***	-39.92%	-39.98%	-32.15%	-42.04%	-37.37%	-45.15%	-49.18%
Ratio of Expenses **	3.67%	1.90%	2.695%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2007

Unit Value	$ 30.822514	n/a	$ 10.659279	$ 14.092008	$ 10.994104	$ 8.762630	$ 16.008906	$ 13.116710	$ 6.115358	$ 16.824245
Total Return *	30.38%	n/a	-1.79%***	3.40%	0.95%	-5.95%***	-13.42%	-5.80%	11.04%	-0.66%***
Ratio of Expenses **	3.67%	n/a	2.32%	3.82%	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%

Period ended December 31, 2006

Unit Value	$ 23.639818	n/a	n/a	$ 13.628381	$ 10.890975	n/a	$ 18.491286	$ 13.923760	$ 5.507145	n/a
Total Return *	16.45%	n/a	n/a	5.59%	5.21%	n/a	-2.48%***	13.09%	6.03%	n/a
Ratio of Expenses **	3.67%	n/a	n/a	3.82%	3.82%	n/a	3.36%	3.82%	3.10%	n/a

Period ended December 31, 2005

Unit Value	$ 20.300374	n/a	n/a	$ 12.907166	$ 9.831750	n/a	n/a	$ 12.311569	$ 5.194080	n/a
Total Return *	31.87%	n/a	n/a	7.80%	0.47%	n/a	n/a	0.33%	-0.69%	n/a
Ratio of Expenses **	3.67%	n/a	n/a	3.82%	3.82%	n/a	n/a	3.82%	3.10%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 27.701731	$ 11.735522	$ 8.429408	$ 13.856434	$ 9.935174	$ 9.737114	$ 11.808406	$ 12.407508	$ 6.471498	$ 10.617842
Total Return *	18.65%	6.47%***	17.24%	36.39%	24.59%	21.01%***	4.40%***	25.86%	61.78%	13.32%
Ratio of Expenses **	1.20%	1.25%	1.35%	1.20%	1.10%	1.25%	1.20%	1.20%	1.25%	1.20%

Period ended December 31, 2008

Unit Value	$ 23.347075	$ 9.563759	$ 7.189709	$ 10.159610	$ 7.974214	$ 6.091650	$ 11.339771	$ 9.858535	$ 4.000061	$ 9.370137
Total Return *	-38.60%	7.51%***	-33.63%	-38.33%	-38.32%	-31.15%	-40.80%	-35.71%	-44.12%	-48.07%
Ratio of Expenses **	1.20%	1.60%	1.35%	1.20%	1.10%	1.35%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2007

Unit Value	$ 38.027337	n/a	$ 10.833210	$ 16.473778	$ 12.929231	$ 8.848332	$ 19.155566	$ 15.333345	$ 7.158545	$ 18.044364
Total Return *	3.52%***	n/a	-1.71%***	6.16%	3.75%	-13.07%***	-11.57%	-3.28%	13.13%	0.42%***
Ratio of Expenses **	1.20%	n/a	1.35%	1.20%	1.10%	1.35%	1.25%	1.20%	1.25%	1.20%

Period ended December 31, 2006

Unit Value	$ 28.341626	n/a	n/a	$ 15.517528	$ 12.462343	n/a	$ 21.661381	$ 15.853683	$ 6.327776	n/a
Total Return *	19.29%	n/a	n/a	8.38%	13.82%	n/a	-1.07%***	16.09%	8.00%	n/a
Ratio of Expenses **	1.25%	n/a	n/a	1.20%	1.10%	n/a	1.25%	1.20%	1.25%	n/a

Period ended December 31, 2005

Unit Value	$ 23.757688	n/a	n/a	$ 14.317370	$ 10.949242	n/a	n/a	$ 13.656516	$ 5.858937	n/a
Total Return *	35.09%	n/a	n/a	-0.14%***	3.24%	n/a	n/a	-0.39%	1.16%	n/a
Ratio of Expenses **	1.25%	n/a	n/a	1.20%	1.10%	n/a	n/a	1.20%	1.25%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 30, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30
	Sector Portfolio	Portfolio(c)	Portfolio(b)	Index Portfolio	Index Portfolio	60 Portfolio(a)	Portfolio	Index Portfolio	Sector Portfolio	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 20,183	$ 850	$ 977	$ 24,246	$ 45,164	$ 9,384	$ 6,319	$ 25,412	$ 20,520	$ 29,692
Units Outstanding (in thousands)	772	73	118	1,820	4,736	976	572	2,128	3,339	2,880
Investment Income Ratio *	1.05%	3.01%	0.09%	1.18%	1.67%	1.10%	1.07%	0.82%	0.12%	0.13%

Period ended December 31, 2008

Net Assets (in thousands)	$ 13,205	$ 26	$ 6,139	$ 19,157	$ 25,662	$ 4,163	$ 4,986	$ 18,450	$ 2,878	$ 33,476
Units Outstanding (in thousands)	599	3	875	1,964	3,354	689	473	1,941	758	3,670
Investment Income Ratio *	0.58%	0.00%	0.00%	1.09%	1.57%	0.03%	0.29%	1.38%	0.02%	0.32%

Period ended December 31, 2007

Net Assets (in thousands)	$ 20,777	n/a	$ 605	$ 31,368	$ 44,016	$ 1,146	$ 9,735	$ 26,807	$ 4,011	$ 66,341
Units Outstanding (in thousands)	580	n/a	56	1,961	3,514	130	548	1,795	587	3,767
Investment Income Ratio *	1.01%	n/a	0.00%	1.25%	1.44%	2.30%	6.35%	1.44%	0.08%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 15,509	n/a	n/a	$ 26,354	$ 38,038	n/a	$ 21,688	$ 24,401	$ 2,834	n/a
Units Outstanding (in thousands)	588	n/a	n/a	1,735	3,118	n/a	1,068	1,561	457	n/a
Investment Income Ratio *	0.08%	n/a	n/a	0.10%	0.11%	n/a	0.00%	0.12%	0.01%	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 5,400	n/a	n/a	$ 19,397	$ 26,374	n/a	n/a	$ 16,352	$ 1,493	n/a
Units Outstanding (in thousands)	244	n/a	n/a	1,376	2,436	n/a	n/a	1,208	259	n/a
Investment Income Ratio *	2.94%	n/a	n/a	1.44%	1.46%	n/a	n/a	2.03%	2.12%	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations April 30, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.158067	$ 10.455341	$ 7.831456	$ 7.278544	$ 11.481733	$ 12.715484	$ 13.530353	$ 11.278177	$ 8.032651	$ 8.089606
Total Return *	20.21%	34.90%	15.78%***	20.08%***	13.87%	10.93%	23.45%	41.89%	43.66%	30.59%
Ratio of Expenses **	3.06%	3.30%	2.77%	2.77%	2.92%	4.00%	2.67%	3.06%	2.56%	2.56%

Period ended December 31, 2008

Unit Value	$ 7.618122	$ 7.750635	$ 4.752767	$ 4.118907	$ 10.083121	$ 11.462899	$ 10.960487	$ 7.948482	$ 5.591445	$ 6.194830
Total Return *	-44.51%	-42.78%	-23.20%***	-47.23%***	-8.65%***	-3.54%	-42.07%	-32.84%	-47.33%***	-41.04%***
Ratio of Expenses **	3.06%	3.30%	2.67%	2.47%	2.92%	4.00%	2.67%	3.06%	2.56%	2.56%

Period ended December 31, 2007

Unit Value	$ 13.729202	$ 13.546090	n/a	n/a	$ 10.789785	$ 11.883302	$ 18.920243	$ 11.835493	n/a	n/a
Total Return *	7.40%	2.86%	n/a	n/a	8.65%***	3.98%	-9.70%	-6.10%***	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	2.87%	4.00%	2.67%	3.06%	n/a	n/a

Period ended December 31, 2006

Unit Value	$ 12.783308	$ 13.170060	n/a	n/a	n/a	$ 11.428512	$ 20.953301	$ 12.411995	n/a	n/a
Total Return *	8.79%	13.17%	n/a	n/a	n/a	-0.57%	10.76%	7.26%	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	n/a	4.00%	2.67%	2.995%	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 11.750182	$ 11.637000	n/a	n/a	n/a	$ 11.494418	$ 18.918417	$ 11.571785	n/a	n/a
Total Return *	8.27%***	10.06%	n/a	n/a	n/a	-1.69%	-1.16%***	2.51%***	n/a	n/a
Ratio of Expenses **	3.06%	3.30%	n/a	n/a	n/a	4.00%	2.67%	2.995%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.069636	$ 12.652627	$ 8.082935	$ 7.512174	$ 12.080609	$ 17.924159	$ 16.594426	$ 14.231312	$ 8.204833	$ 8.262864
Total Return *	22.41%	37.90%	1.99%***	12.28%***	-1.16%***	14.19%	24.74%	44.70%	45.41%	32.18%
Ratio of Expenses **	1.25%	1.10%	1.25%	1.25%	1.20%	1.10%	1.25%	1.10%	1.35%	1.35%

Period ended December 31, 2008

Unit Value	$ 8.226249	$ 9.175389	$ 4.820984	$ 4.168903	$ 10.418261	$ 15.696593	$ 13.303609	$ 9.834823	$ 5.642615	$ 6.251399
Total Return *	-43.50%	-41.51%	-48.71%***	-46.57%***	-4.93%	-0.70%	-41.24%	-31.51%	-47.13%***	-40.54%***
Ratio of Expenses **	1.25%	1.10%	1.35%	1.35%	1.25%	1.10%	1.25%	1.10%	1.35%	1.35%

Period ended December 31, 2007

Unit Value	$ 14.559087	$ 15.687217	n/a	n/a	$ 10.958251	$ 15.807122	$ 22.641250	$ 14.359995	n/a	n/a
Total Return *	9.37%	5.16%	n/a	n/a	9.39%***	7.06%	-8.40%	-2.19%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	1.25%	1.10%	1.25%	1.10%	n/a	n/a

Period ended December 31, 2006

Unit Value	$ 13.311428	$ 14.918042	n/a	n/a	n/a	$ 14.765246	$ 24.718815	$ 14.681915	n/a	n/a
Total Return *	10.78%	15.68%	n/a	n/a	n/a	2.34%	12.34%	9.31%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	n/a	1.10%	1.25%	1.10%	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 12.016520	$ 12.895425	n/a	n/a	n/a	$ 14.427059	$ 22.004337	$ 13.431707	n/a	n/a
Total Return *	8.42%	12.50%	n/a	n/a	n/a	1.19%	7.40%	0.58%	n/a	n/a
Ratio of Expenses **	1.25%	1.10%	n/a	n/a	n/a	1.10%	1.25%	1.10%	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/					JNL/	JNL/	JNL/	JNL/
		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America
	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity	High Yield	Mid Cap Value	Small Cap Value
	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Portfolio(c)	Bond Portfolio	Portfolio(b)	Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 11,754	$ 15,773	$ 5,941	$ 16,155	$ 27,003	$ 95,964	$ -	$ 28,838	$ 770	$ 780
Units Outstanding (in thousands)	1,196	1,314	741	2,160	2,267	5,847	-	2,221	94	95
Investment Income Ratio *	1.81%	1.61%	0.01%	0.00%	3.10%	3.55%	8.93%	8.43%	0.79%	0.74%

Period ended December 31, 2008

Net Assets (in thousands)	$ 10,219	$ 9,571	$ 497	$ 1,081	$ 15,786	$ 39,877	$ 1,109	$ 11,560	$ 188	$ 166
Units Outstanding (in thousands)	1,268	1,098	104	259	1,530	2,782	151	1,306	33	27
Investment Income Ratio *	1.51%	1.38%	1.70%	0.00%	1.75%	4.39%	0.17%	8.74%	0.98%	0.49%

Period ended December 31, 2007

Net Assets (in thousands)	$ 18,042	$ 17,153	n/a	n/a	$ 3,152	$ 34,092	$ 2,465	$ 17,379	n/a	n/a
Units Outstanding (in thousands)	1,262	1,148	n/a	n/a	289	2,361	201	1,328	n/a	n/a
Investment Income Ratio *	5.52%	1.17%	n/a	n/a	0.00%	4.95%	0.37%	8.09%	n/a	n/a

Period ended December 31, 2006

Net Assets (in thousands)	$ 14,190	$ 13,164	n/a	n/a	n/a	$ 29,128	$ 2,794	$ 18,079	n/a	n/a
Units Outstanding (in thousands)	1,079	922	n/a	n/a	n/a	2,158	230	1,379	n/a	n/a
Investment Income Ratio *	0.02%	0.05%	n/a	n/a	n/a	0.30%	0.08%	0.63%	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 6,589	$ 8,280	n/a	n/a	n/a	$ 23,626	$ 3,137	$ 12,201	n/a	n/a
Units Outstanding (in thousands)	553	667	n/a	n/a	n/a	1,800	315	1,040	n/a	n/a
Investment Income Ratio *	0.61%	0.27%	n/a	n/a	n/a	4.58%	0.82%	7.16%	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations March 31, 2008.
(c) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 11.407772	$ 8.083713	$ 9.084017	$ 9.570035	$ 7.548666	$ 8.639117	$ 7.946322	$ 8.495170	$ 6.818274	$ 9.457344
Total Return *	39.44%	27.38%***	37.90%	19.06%***	22.34%	15.66%	19.79%	20.47%	-5.79%	52.93%
Ratio of Expenses **	3.62%	2.56%	2.82%	2.62%	2.46%	2.57%	2.46%	2.46%	1.05%	2.645%

Period ended December 31, 2008

Unit Value	$ 8.181282	$ 5.911761	$ 6.587250	$ 6.824072	$ 6.170041	$ 7.469150	$ 6.633553	$ 7.051872	$ 7.237268	$ 6.183952
Total Return *	-49.09%	-20.15%***	-28.12%***	-29.32%***	-40.69%	-28.46%	-36.35%	-26.05%***	-32.15%	-27.31%***
Ratio of Expenses **	3.62%	2.32%	2.82%	2.46%	2.46%	2.57%	2.46%	2.46%	1.05%	2.645%

Period ended December 31, 2007

Unit Value	$ 16.069507	n/a	$ 9.914624	$ 9.908252	$ 10.402353	$ 10.440480	$ 10.421913	$ 9.761266	$ 10.666225	$ 9.914769
Total Return *	-9.00%	n/a	0.00%***	-1.94%***	4.88%***	3.32%***	4.87%***	0.21%***	-3.06%***	-0.85%***
Ratio of Expenses **	3.62%	n/a	2.02%	2.32%	2.46%	2.57%	2.46%	1.96%	1.05%	1.82%

Period ended December 31, 2006

Unit Value	$ 17.658545	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	7.46%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.62%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 16.432959	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	1.19%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.62%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 16.152117	$ 8.203565	$ 9.394582	$ 9.846991	$ 7.893102	$ 8.943025	$ 8.211421	$ 8.693155	$ 6.863652	$ 9.717690
Total Return *	42.78%	38.45%	-1.36%***	42.43%	33.84%***	17.08%	21.13%	21.81%	-5.72%	54.93%
Ratio of Expenses **	1.25%	1.35%	1.20%	1.25%	0.95%	1.35%	1.35%	1.35%	0.75%	1.35%

Period ended December 31, 2008

Unit Value	$ 11.312423	$ 5.925490	$ 6.699490	$ 6.913687	$ 6.305552	$ 7.638164	$ 6.779177	$ 7.136553	$ 7.279869	$ 6.272336
Total Return *	-47.87%	-24.16%***	-30.46%***	-30.28%	-40.02%	-27.58%	-35.64%	-26.92%	-31.94%	-35.26%***
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.35%	1.35%	1.35%	1.35%	0.75%	1.35%

Period ended December 31, 2007

Unit Value	$ 21.699183	n/a	$ 9.919737	$ 9.916389	$ 10.513413	$ 10.547354	$ 10.533148	$ 9.765851	$ 10.696869	$ 9.917962
Total Return *	-6.80%	n/a	0.77%***	-1.88%***	3.16%***	3.22%***	3.55%***	-0.51%***	1.65%***	-0.82%***
Ratio of Expenses **	1.25%	n/a	1.35%	1.25%	1.35%	1.35%	1.35%	1.35%	0.75%	1.40%

Period ended December 31, 2006

Unit Value	$ 23.283251	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	11.63%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Unit Value	$ 20.858256	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	3.61%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/S&P			JNL/S&P	JNL/S&P	JNL/S&P
	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	Growth	JNL/S&P
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate	& Growth	Retirement	Intrinsic Value
	Portfolio	Portfolio(c)	Portfolio(b)	Portfolio(b)	Growth Portfolio(a)	Moderate Portfolio(a)	Growth Portfolio(a)	Portfolio(b)	Strategy Portfolio(a)(d)	Portfolio(b)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 3,170	$ 1,654	$ 35,257	$ 11,377	$ 5,843	$ 9,460	$ 11,757	$ 3,914	$ -	$ 1,824
Units Outstanding (in thousands)	299	202	3,785	1,169	755	1,067	1,443	453	-	189
Investment Income Ratio *	5.57%	5.56%	1.29%	0.02%	3.62%	3.34%	3.26%	0.04%	0.54%	0.04%

Period ended December 31, 2008

Net Assets (in thousands)	$ 2,063	$ 238	$ 9,167	$ 2,164	$ 1,078	$ 2,187	$ 2,967	$ 1,234	$ 67	$ 214
Units Outstanding (in thousands)	305	40	1,374	315	172	288	440	173	9	34
Investment Income Ratio *	2.45%	0.99%	0.01%	1.26%	1.63%	1.42%	1.45%	4.76%	2.65%	2.56%

Period ended December 31, 2007

Net Assets (in thousands)	$ 4,475	n/a	$ 83	$ 2,620	$ 777	$ 980	$ 1,785	$ 124	$ 348	$ -
Units Outstanding (in thousands)	358	n/a	8	264	74	93	170	13	33	-
Investment Income Ratio *	0.60%	n/a	0.00%	0.06%	0.00%	0.00%	0.00%	0.08%	3.24%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$ 6,127	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	466	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2005

Net Assets (in thousands)	$ 6,591	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	578	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.116666	$ 10.340832	$ 10.177303	$ 10.474041	$ 10.514921	n/a	n/a	$ 8.980891	$ 8.918989	$ 8.956620
Total Return *	26.58%	10.26%	23.45%	15.05%	19.07%	n/a	n/a	16.62%	14.60%***	20.03%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.55%	2.07%

Period ended December 31, 2008

Unit Value	$ 7.992469	$ 9.378612	$ 8.244253	$ 9.103785	$ 8.831129	n/a	n/a	$ 7.700790	$ 7.643519	$ 7.462088
Total Return *	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	n/a	n/a	-32.13%	-34.67%	-36.99%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2007

Unit Value	$ 13.600178	$ 11.196051	$ 13.230251	$ 11.918026	$ 12.630402	n/a	n/a	$ 11.346282	$ 11.700428	$ 11.843069
Total Return *	5.43%	3.22%	4.76%	4.47%	4.77%	n/a	n/a	6.04%	7.21%	7.84%
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2006

Unit Value	$ 12.900074	$ 10.846849	$ 12.628705	$ 11.408016	$ 12.055314	n/a	n/a	$ 10.699744	$ 10.913562	$ 10.982351
Total Return *	11.64%	4.75%	10.04%	7.07%	8.20%	n/a	n/a	6.74%***	4.08%***	1.57%***
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	2.92%	2.07%	2.07%

Period ended December 31, 2005

Unit Value	$ 11.555580	$ 10.354700	$ 11.476118	$ 10.654469	$ 11.142109	n/a	n/a	n/a	n/a	n/a
Total Return *	4.79%	0.75%	3.57%	3.87%***	2.64%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.47%	2.92%	3.67%	3.06%	3.62%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations January 16, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 13.129751	$ 11.315908	$ 13.599063	$ 11.516303	$ 13.885882	n/a	n/a	$ 9.516055	$ 9.323369	$ 9.197659
Total Return *	29.42%	15.33%***	1.53%***	17.15%	21.92%	n/a	n/a	17.98%	19.41%	20.66%
Ratio of Expenses **	1.25%	1.20%	1.20%	1.25%	1.25%	n/a	n/a	1.35%	1.35%	1.35%

Period ended December 31, 2008

Unit Value	$ 10.145138	$ 10.066931	$ 10.690473	$ 9.830150	$ 11.389116	n/a	n/a	$ 8.066133	$ 7.808056	$ 7.622519
Total Return *	-39.91%	-14.82%	-36.16%	-22.22%	-28.40%	n/a	n/a	-31.06%	-32.49%***	-36.54%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.35%	1.35%

Period ended December 31, 2007

Unit Value	$ 16.884180	$ 11.818709	$ 16.745691	$ 12.638090	$ 15.907343	n/a	n/a	$ 11.699430	$ 11.854760	$ 12.010938
Total Return *	7.81%	3.07%***	7.34%	6.39%	7.30%	n/a	n/a	7.73%	7.93%	8.62%
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.40%	1.35%

Period ended December 31, 2006

Unit Value	$ 15.661481	$ 11.234342	$ 15.600037	$ 11.879071	$ 14.825502	n/a	n/a	$ 10.860120	$ 10.983277	$ 11.057641
Total Return *	14.13%	6.41%	12.73%	9.02%	10.78%	n/a	n/a	10.50%***	9.83%***	6.02%***
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.25%	n/a	n/a	1.35%	1.40%	1.35%

Period ended December 31, 2005

Unit Value	$ 13.721991	$ 10.558004	$ 13.838200	$ 10.895956	$ 13.382377	n/a	n/a	n/a	n/a	n/a
Total Return *	7.13%	2.34%	6.10%	2.13%***	5.09%	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.25%	1.35%	1.25%	1.25%	1.25%	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations January 16, 2007.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement	Retirement 2015	Retirement 2020	Retirement 2025
	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(b)(c)	Strategy Portfolio(b)(c)	Portfolio(a)(d)	Portfolio(a)(d)	Portfolio(a)(d)

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ 53,254	$ 47,358	$ 122,493	$ 87,075	$ 129,482	$ -	$ -	$ -	$ -	$ -
Units Outstanding (in thousands)	4,404	4,287	9,602	7,740	9,880	-	-	-	-	-
Investment Income Ratio *	2.48%	2.07%	2.27%	1.59%	0.83%	n/a	n/a	3.07%	2.37%	2.16%

Period ended December 31, 2008

Net Assets (in thousands)	$ 35,527	$ 29,567	$ 63,433	$ 43,694	$ 75,924	$ -	$ -	$ 1,943	$ 951	$ 705
Units Outstanding (in thousands)	3,829	2,996	6,345	4,548	7,111	-	-	243	123	93
Investment Income Ratio *	0.37%	4.28%	0.53%	3.86%	2.22%	n/a	n/a	1.12%	1.27%	1.47%

Period ended December 31, 2007

Net Assets (in thousands)	$ 67,327	$ 21,481	$ 108,086	$ 42,577	$ 113,848	n/a	n/a	$ 1,527	$ 1,179	$ 730
Units Outstanding (in thousands)	4,383	1,848	6,946	3,436	7,642	n/a	n/a	131	100	61
Investment Income Ratio *	1.89%	3.54%	1.72%	3.07%	2.20%	n/a	n/a	0.60%	0.40%	0.51%

Period ended December 31, 2006

Net Assets (in thousands)	$ 66,027	$ 9,825	$ 93,895	$ 27,779	$ 92,695	n/a	n/a	$ 334	$ 252	$ 82
Units Outstanding (in thousands)	4,649	884	6,481	2,375	6,675	n/a	n/a	31	23	7
Investment Income Ratio *	0.09%	0.17%	0.11%	0.20%	0.14%	n/a	n/a	0.00%	0.00%	0.00%

Period ended December 31, 2005

Net Assets (in thousands)	$ 63,956	$ 6,205	$ 73,034	$ 16,238	$ 64,507	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	5,166	592	5,715	1,506	5,167	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.78%	0.46%	1.27%	0.30%	2.07%	n/a	n/a	n/a	n/a	n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations January 16, 2007
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Highest expense ratio
Period ended December 31, 2009

Unit Value	$ 9.714805	$ 8.799258	$ 19.845416	$ 10.294710	$ 15.213383	$ 17.901009	$ 26.554492	$ 9.897810	$ 10.451914
Total Return *	11.52%	39.41%	15.80%	-2.87%	19.57%	37.87%	41.08%	4.03%***	32.25%
Ratio of Expenses **	2.57%	2.46%	3.30%	3.06%	3.62%	4.00%	4.00%	2.72%	3.595%

Period ended December 31, 2008

Unit Value	$ 8.711504	$ 6.311926	$ 17.137028	$ 10.598972	$ 12.723152	$ 12.984192	$ 18.822510	$ 9.489982	$ 7.903368
Total Return *	-20.22%	-34.62%***	-23.30%	-0.89%	-35.72%	-45.09%	-42.97%	-6.12%***	-42.57%
Ratio of Expenses **	2.57%	2.46%	3.30%	3.06%	3.62%	4.00%	4.00%	2.56%	3.595%

Period ended December 31, 2007

Unit Value	$ 10.919812	$ 10.060337	$ 22.342118	$ 10.693817	$ 19.791966	$ 23.645204	$ 33.007381	$ 10.370787	$ 13.761959
Total Return *	3.41%***	0.60%***	3.99%	1.57%	3.99%	5.77%	12.60%	2.25%	-2.73%
Ratio of Expenses **	2.57%	1.82%	3.30%	3.06%	3.62%	4.00%	4.00%	2.47%	3.595%

Period ended December 31, 2006

Unit Value	$ 10.506277	n/a	$ 21.485865	$ 10.528457	$ 19.031960	$ 22.354247	$ 29.314299	$ 10.142734	$ 14.148551
Total Return *	3.79%***	n/a	9.98%	1.37%	16.63%	9.25%	2.62%	1.78%***	15.79%
Ratio of Expenses **	2.32%	n/a	3.30%	3.06%	3.62%	4.00%	4.00%	2.47%	3.595%

Period ended December 31, 2005

Unit Value	n/a	n/a	$ 19.537009	$ 10.385847	$ 16.317798	$ 20.461539	$ 28.566244	n/a	$ 12.218913
Total Return *	n/a	n/a	1.89%	0.11%***	4.32%	1.94%	9.63%	n/a	2.41%
Ratio of Expenses **	n/a	n/a	3.30%	3.06%	3.62%	4.00%	4.00%	n/a	3.595%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Lowest expense ratio
Period ended December 31, 2009

Unit Value	$ 10.161837	$ 9.022914	$ 26.985943	$ 13.516004	$ 18.264828	$ 27.367367	$ 40.596956	$ 10.447023	$ 13.303769
Total Return *	12.52%	41.11%	-0.06%***	-1.05%	22.62%	41.92%	45.23%	6.30%	35.59%
Ratio of Expenses **	1.35%	1.25%	1.20%	1.20%	1.10%	1.10%	1.10%	1.25%	1.10%

Period ended December 31, 2008

Unit Value	$ 9.031105	$ 6.394459	$ 22.665125	$ 13.658998	$ 14.894958	$ 19.283022	$ 27.953583	$ 9.827941	$ 9.811921
Total Return *	-19.24%	-32.77%***	-21.71%	0.97%	-34.07%	-43.47%	-41.30%	-8.05%***	-41.12%
Ratio of Expenses **	1.35%	1.25%	1.25%	1.20%	1.10%	1.10%	1.10%	1.25%	1.10%

Period ended December 31, 2007

Unit Value	$ 11.183142	$ 10.063580	$ 28.949650	$ 13.527246	$ 22.593750	$ 34.112058	$ 47.618487	$ 10.566167	$ 16.664255
Total Return *	5.47%	0.64%***	6.15%	0.24%***	6.66%	8.90%	15.93%	3.41%	-0.26%
Ratio of Expenses **	1.35%	1.40%	1.25%	1.20%	1.10%	1.10%	1.10%	1.35%	1.10%

Period ended December 31, 2006

Unit Value	$ 10.603426	n/a	$ 27.272162	$ 12.999350	$ 21.182543	$ 31.322792	$ 41.075162	$ 10.218127	$ 16.707908
Total Return *	5.70%***	n/a	12.25%	3.24%	19.60%	12.46%	5.63%	2.14%***	18.71%
Ratio of Expenses **	1.35%	n/a	1.25%	1.25%	1.10%	1.10%	1.10%	1.35%	1.10%

Period ended December 31, 2005

Unit Value	n/a	n/a	$ 24.296615	$ 12.591389	$ 17.710890	$ 27.853371	$ 38.885926	n/a	$ 14.074598
Total Return *	n/a	n/a	4.00%	1.44%	6.97%	4.93%	12.85%	n/a	4.99%
Ratio of Expenses **	n/a	n/a	1.25%	1.25%	1.10%	1.10%	1.10%	n/a	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio(a)(d)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2009

Net Assets (in thousands)	$ -	$ 754	$ 30,956	$ 24,500	$ 13,294	$ 38,909	$ 43,237	$ 7,691	$ 24,491
Units Outstanding (in thousands)	-	84	1,261	1,961	760	1,719	1,215	749	1,943
Investment Income Ratio *	4.22%	0.01%	3.09%	0.16%	1.79%	0.32%	0.00%	4.06%	1.66%

Period ended December 31, 2008

Net Assets (in thousands)	$ 3,030	$ 4,842	$ 15,324	$ 34,271	$ 8,649	$ 20,911	$ 20,335	$ 3,960	$ 17,289
Units Outstanding (in thousands)	338	762	774	2,740	607	1,395	868	409	1,856
Investment Income Ratio *	1.27%	4.10%	2.61%	2.12%	0.03%	0.09%	0.00%	4.34%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$ 3,669	$ -	$ 17,515	$ 23,711	$ 13,501	$ 37,429	$ 39,876	$ 3,611	$ 31,075
Units Outstanding (in thousands)	330	-	724	1,916	621	1,503	1,025	344	1,965
Investment Income Ratio *	0.97%	0.00%	2.63%	4.63%	4.05%	1.05%	1.76%	3.54%	2.18%

Period ended December 31, 2006

Net Assets (in thousands)	$ 1,560	n/a	$ 13,152	$ 15,513	$ 7,631	$ 24,645	$ 27,847	$ 1,443	$ 28,660
Units Outstanding (in thousands)	147	n/a	614	1,309	372	1,060	893	142	1,804
Investment Income Ratio *	0.00%	n/a	0.15%	0.41%	0.15%	0.06%	0.11%	0.00%	0.22%

Period ended December 31, 2005

Net Assets (in thousands)	n/a	n/a	$ 11,920	$ 23,951	$ 4,249	$ 18,904	$ 23,757	n/a	$ 21,334
Units Outstanding (in thousands)	n/a	n/a	659	2,129	246	1,006	875	n/a	1,593
Investment Income Ratio *	n/a	n/a	3.97%	2.68%	3.07%	0.25%	0.33%	n/a	2.37%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations May 1, 2006.
(c) Commencement of operations December 3, 2007.
(d) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

[Missing Graphic Reference]
[Missing Graphic Reference]
Jackson National Life Insurance

Company of New York

Financial Statements

December 31, 2009

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2009

__________________________________________________________________

Report of Independent Registered Public Accounting Firm 1

Balance Sheets 2

Income Statements 3

Statements of Stockholder's Equity and Comprehensive Income 4

Statements of Cash Flows 5

Notes to Financial Statements 6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2009 and 2008, and the related income statements and statements of stockholder’s equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2009.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

Chicago, Illinois
March 17, 2010

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2009	2008
Investments:
Cash and short-term investments	$ 98,726	$ 159,609
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2009, $1,394,883; 2008, $1,246,621)	1,368,403	1,106,688
Equities (cost: 2008, $4,084)	-	3,596
Trading securities, at fair value	2,141	-
Policy loans	240	143
Total investments	1,469,510	1,270,036

Accrued investment income	15,557	14,763
Deferred acquisition costs	214,332	251,829
Deferred sales inducements	14,085	19,834
Reinsurance recoverable	38,649	84,675
Income taxes receivable from Parent	58,752	101,974
Receivable from Parent	1,644	-
Other assets	-	655
Separate account assets	1,898,571	1,161,399
Total assets	$ 3,711,100	$ 2,905,165

Liabilities and Stockholder's Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$ 53,568	$ 98,675
Deposits on investment contracts	1,338,871	1,294,024
Securities lending payable	1,097	6,181
Deferred income taxes	20,498	21,419
Payable to Parent	-	47,390
Other liabilities	18,464	15,237
Separate account liabilities	1,898,571	1,161,399
Total liabilities	3,331,069	2,644,325

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	181,000
Accumulated other comprehensive income (loss), net
of tax of benefit of $11,906 in 2009 and $20,381 in 2008	(480)	(38,037)
Retained earnings	122,511	115,877
Total stockholder's equity	380,031	260,840
Total liabilities and stockholder's equity	$ 3,711,100	$ 2,905,165

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Income Statements
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Revenues
Premiums, net of reinsurance	$(7,641)	$(47,806)	$(650)
Net investment income	81,025	78,535	83,389
Net realized losses on investments:
Total other-than-temporary impairments	(44,400)	(32,260)	(1,883)
Portion of other-than-temporary impairments included in
other comprehensive income	16,002	-	-
Net other-than-temporary impairments	(28,398)	(32,260)	(1,883)
Other investment gains (losses)	11,859	(7,131)	(649)
Total net realized losses on investments	(16,539)	(39,391)	(2,532)
Fee income	36,864	36,689	34,841
Other income (expense)	177	(853)	87
Total revenues	93,886	27,174	115,135

Benefits and Expenses
Policyholder benefits	12,625	4,600	4,587
Interest credited on deposit liabilities	44,098	44,898	45,780
Change in reserves, net of reinsurance recoverables	(3,535)	856	4,613
Commissions	52,221	31,291	37,546
General and administrative expenses	8,525	6,804	8,775
Taxes, licenses and fees	3,729	953	548
Deferral of acquisition costs	(49,272)	(29,646)	(34,456)
Deferral of sales inducements	(4,868)	(3,029)	(4,294)
Amortization of deferred acquisition costs:
Attributable to operations	25,278	16,544	17,610
Attributable to net realized losses on investments	(3,191)	(13,482)	(834)
Amortization of deferred sales inducements:
Attributable to operations	4,180	2,067	4,683
Attributable to net realized gains (losses) on investments	(285)	5,530	(154)
Total benefits and expenses	89,505	67,386	84,404
Pretax income (loss)	4,381	(40,212)	30,731
Income tax expense (benefit)	117	(75,560)	7,642
Net income	$4,264	$35,348	$23,089

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balances as of December 31, 2006	$2,000	$141,000	$3,153	$57,440	$203,593
Comprehensive income:
Net income				23,089	23,089
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $3,221			(5,979)		(5,979)
Reclassification adjustment
for gains included in net income,
net of tax benefit of $24			(46)		(46)
Total comprehensive income (loss)			(6,025)	23,089	17,064
Balances as of December 31, 2007	$2,000	$141,000	$(2,872)	$80,529	$220,657

Comprehensive income:
Net income				35,348	35,348
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $26,045			(48,901)		(48,901)
Reclassification adjustment
for losses included
in net income, net of tax
of $7,398			13,736		13,736
Total comprehensive income (loss)			(35,165)	35,348	183
Capital contribution		40,000			40,000
Balances as of December 31, 2008	$2,000	$181,000	$(38,037)	$115,877	$260,840

Comprehensive income:
Net income				4,264	4,264
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $7,868			38,797		38,797
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $4,424			(8,215)		(8,215)
Reclassification adjustment
for losses included
in net income, net of tax
of $5,031			9,345		9,345
Total comprehensive income			39,927	4,264	44,191
Capital contribution		75,000			75,000
Cumulative effect of change in
accounting, net of DAC			(2,370)	2,370	-
Balances as of December 31, 2009	$2,000	$256,000	$(480)	$122,511	$380,031
See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income	$ 4,264	$ 35,348	$ 23,089
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized losses on investments	16,539	39,391	2,532
Realized losses on trading portfolio	87	-	60
Interest credited on deposit liabilities	44,098	44,898	45,780
Amortization of discount and premium on investments	610	785	2,023
Deferred income tax provision	(9,207)	27,419	3,808
Change in:
Accrued investment income	(794)	1,027	2,931
Deferred sales inducements and acquisition costs	(28,158)	(22,016)	(17,022)
Trading portfolio activity, net	745	-	1,000
Income taxes payable to (receivable from) Parent	43,222	(103,086)	2,221
Claims payable	4,054	(7,132)	305
(Payable to) receivable from Parent	(49,034)	47,784	(253)
Other assets and liabilities, net	2,903	19,134	(15,478)
Net cash provided by operating activities	29,329	83,552	50,996

Cash flows from investing activities:
Fixed maturities and equities available for sale:
Proceeds from sales	292,030	226,750	173,585
Principal repayments, maturities, calls
and redemptions	81,991	57,082	125,404
Purchases	(533,240)	(308,825)	(135,718)
Other investing activities	(5,181)	(3,633)	6,316
Net cash (used in) provided by investing activities	(164,400)	(28,626)	169,587

Cash flows from financing activities:
Policyholders' account balances:
Deposits	792,246	458,829	558,201
Withdrawals	(376,665)	(357,034)	(285,415)
Net transfers to separate accounts	(416,393)	(131,428)	(409,647)
Capital contribution	75,000	40,000	-
Net cash provided by (used in) financing activities	74,188	10,367	(136,861)

Net (decrease) increase in cash and short-term
investments	(60,883)	65,293	83,722

Cash and short-term investments, beginning of year	159,609	94,316	10,594
Cash and short-term investments, end of year	$ 98,726	$ 159,609	$ 94,316

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”) which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
On December 31, 2009, the Company adopted the Statement of Financial Accounting Standards (“FAS”) No. 168, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which was issued by the Financial Accounting Standards Board (“FASB”) in June 2009.  ASU 2009-01 supercedes FAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles”, authorizes the Codification as the new source for authoritative U.S. GAAP and ends the practice of FASB issuing standards in the familiar forms.  ASU 2009-01 did not have an impact on the Company’s financial statements.

On December 31, 2009, the Company adopted FAS No. 165, “Subsequent Events” (“ASC 855-10”), which was issued by the FASB in May 2009.  ASC 855-10 addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated.  The Company has evaluated subsequent events through March 17, 2010,  which is the date the financial statements were available to be issued.

On December 31, 2009, the Company adopted FASB Staff Position (“FSP”) FAS No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10”).  This amendment to FAS 157 provides additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity.  This change also includes guidance on identifying circumstances that indicate a transaction is not orderly.  This change did not have an impact on the Company’s financial statements.

2.               Summary of Significant Accounting Policies (continued)

On January 1, 2009, the Company adopted FSP FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (“ASC 320-10”).  This staff position amends the other-than-temporary impairment guidance for debt securities and modifies the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities.  This change also amends the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaces this provision with the assertion that management does not intend to sell or it is not more likely than not that management will be required to sell a security prior to recovery.  In addition, it modifies the presentation of other-than-temporary impairments for certain debt securities where management has no intent to sell and will not be required to sell to only present the impairment loss in net income that represents the credit loss associated with the other-than-temporary impairment.  The remaining impairment loss is then presented in other comprehensive income (“OCI”).  Upon adoption, the Company transferred $5.7 million ($2.4 million net of deferred acquisition costs) of non-credit related impairments from retained earnings to OCI.

In February 2008, the FASB issued FSP FAS No. 157-1, “Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” (“ASC 820-10”).  This update provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, “Accounting for Leases” (“ASC 840-20”) and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases.  Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company’s financial statements.

In February 2008, the FASB issued FSP FAS No. 157-2, “Effective Date of FASB Statement No. 157” (“ASC 820-10”) which delayed the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which this change applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment.  As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 in 2008.  Application in 2009 did not have a significant impact on the Company’s financial statements.

In March 2008, the FASB issued FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“ASC 815-10”).  This statement amends and expands disclosures about an entity’s derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and the related interpretations and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  It was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged.  The Company has incorporated the additional disclosures in the 2009 financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2008, the Company adopted FAS No. 159, “Fair Value Option for Financial Assets and Financial Liabilities” (“ASC 825-10”), which was issued by the FASB in 2007.  This statement allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement.  Jackson-NY did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company’s financial statements.

On January 1, 2008, the Company adopted FAS No. 157, “Fair Value Measurements” (“ASC 820-10”), which was issued by the FASB in September 2006. The Company also adopted the related FSPs described below. For financial statement elements measured at fair value, this statement establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements.  The pronouncement defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to adoption, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished.  After adoption, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer’s credit standing be considered when measuring a liability at fair value.  It also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Company applied the provisions of ASC 820-10 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adoption changed the valuation of the Company’s embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts.  The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels.  At January 1, 2008, the impact of adoption on net income was a charge of $4.2 million and was recognized as a change in estimate in the accompanying financial statements, where the changes were presented in the respective income statement captions.  The Company’s adoption did not materially impact the fair values of other financial instruments.  However, management expects that as a result of adoption, income for future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs.  See note 3 for additional information regarding fair value measurements.

In October 2008, the FASB issued FSP No. FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”).  This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active.  FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company’s financial statements.

Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – An Interpretation of FASB Statement No. 109” (“ASC 740-10”).  This interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and requires companies to determine whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties.  The adoption did not have an initial impact on the Company’s financial statements.   See note 7 for information on unrecognized tax benefits arising subsequent to adoption.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

Changes in Accounting Principles – Not Yet Adopted
In June 2009, the FASB issued FAS No. 166, “Accounting for Transfers of Financial Assets”.  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  This accounting guidance will be effective on January 1, 2010.  Jackson-NY has not yet determined the impact this guidance, when adopted, will have on the Company’s financial statements.

In June 2009, the FASB issued FAS No. 167, “Amendments to FASB Interpretation No. 46R”, which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures about involvement in VIEs.  This accounting guidance will be effective on January 1, 2010.  This guidance, when adopted, is not expected to have an impact on the Company’s financial statements.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method.  Asset-backed securities are amortized over the estimated redemption period.  With regard to certain asset-backed securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $26.9 million and $6.5 million at December 31, 2009 and 2008, respectively.

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  Further, where Jackson-NY has no intent to sell the security and does not expect to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in note 4.  For prior periods, Jackson-NY recognized an other-than-temporary impairment when the Company did not expect full recovery of value or did not have the intent and ability to hold a security to recovery.  Further, prior to January 1, 2009, impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

Equities available for sale, which include common stocks and non-redeemable preferred stocks, are carried at fair value.  Book value of available for sale equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.           Summary of Significant Accounting Policies (continued)

During 2009, the Company transferred its equity holdings from available for sale to a trading portfolio and recognized a loss of $1.1 million.  As a result, at December 31, 2009, all equity holdings are classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are carried at the unpaid principal balances.

Realized gains and losses on the sale of investments are recognized in net income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments classified as available for sale, net of tax, the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and beginning in 2009, the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and stockholder’s equity.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133 (ASC 815-15).  The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from embedded derivative movements are reported in change in reserves.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been increased by $12.9 million and $74.2 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $3.1 million of deferred acquisition costs from retained earnings to accumulated other comprehensive income.

Deferred Sales Inducements
Bonus interest on single premium deferred annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment is included along with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been increased by $1.2 million and $8.0 million at December 31, 2009 and 2008, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $0.2 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.
2.           Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized.  Under GAAP, Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Policy Reserves and Liabilities
Reserves for future policy benefits:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4% to 6.7%.  Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of the Parent.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Separate Account Assets and Liabilities
The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,898.6 million and $1,161.4 million at December 31, 2009 and 2008, respectively, are segregated in separate accounts.  The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts.  Such fees are recorded as earned and are included in fee income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

2.    Summary of Significant Accounting Policies (continued)

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3. Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

	December 31, 2009		December 31, 2008
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$98,726	$98,726	$159,609	$159,609
Fixed maturities	1,368,403	1,368,403	1,106,688	1,106,688
Equities	-	-	3,596	3,596
Trading securities	2,141	2,141	-	-
Policy loans	240	177	143	106
GMIB reinsurance recoverable	7,754	7,754	14,868	14,868
Separate account assets	1,898,571	1,898,571	1,161,399	1,161,399

Liabilities
Annuity reserves (1)	$1,337,169	$1,134,415	$1,343,832	$1,177,412
Separate account liabilities	1,898,571	1,898,571	1,161,399	1,161,399
(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.  Non-financial instruments are not included in either the carrying value or fair value columns.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

3. Fair Value Measurements (continued)

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities.  Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers

3. Fair Value Measurements (continued)

may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities are reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value after adjustment of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

For those securities that were internally valued at December 31, 2009 and 2008, an internally developed model was used to determine the fair value.  The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the  market discount rate for the security.  Appropriate risk premiums for illiquidity and non-performance are incorporated, and included in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3.  Some valuations may be classified as Level 2 if the price can be corroborated.  Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

Policy Loans
Fair values are determined using projected future cash flows discounted at current market interest rates.  Projected future cash flows include assumptions regarding mortality and lapse expectations.

Fair Values of Separate Account Assets
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are accounted for at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in change in reserves.  Due to the lack of availability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering it in 2009.

Fair values for GMWB embedded derivatives, as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items.  Prior to January 1, 2008, the Company used the accounting guidance on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.    Fair Value Measurements (continued)

Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts.  Also incorporated were expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates were used.  This process used implied volatility data and evaluations of historical volatilities for various indices.  Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices.  The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process.  Estimates of future policyholder behavior are subjective, but based primarily on available internal experience data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Effective January 1, 2008, fair value is also calculated using the methods previously described.   However, as a result of adoption of revised guidance, Jackson-NY now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson-NY’s own credit risk in place of the risk-adjusted rates referenced above.  Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions plus a risk margin.  On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.    Fair Value Measurements (continued)

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. Treasury securities	$1,022	$1,022	$ -	$ -
Public utilities	75,379	-	75,379	-
Corporate securities	885,335	-	877,731	7,604
Residential mortgage-backed	167,920	-	167,920	-
Commercial mortgage-backed	170,312	-	165,832	4,480
Other asset-backed securities	68,435	-	37,486	30,949
Trading securities	2,141	2,141	-	-
GMIB reinsurance recoverable	7,754	-	-	7,754
Separate account assets (1)	1,898,571	1,898,571	-	-
Total	$3,276,869	$1,901,734	$1,324,348	$50,787

Liabilities
GMWB reserves (2)	$2,054	$ -	$ -	$2,054

December 31, 2008
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities	$1,106,688	$557	$885,118	$221,013
Equities	3,596	3,542	54	-
GMIB reinsurance recoverable	14,868	-	-	14,868
Separate account assets (1)	1,161,399	1,161,399	-	-
Total	$2,286,551	$1,165,498	$885,172	$235,881

Liabilities
GMWB reserves (2)	$7,259	$ -	$ -	$7,259

(1) Pursuant to the conditions set forth in ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The table below provides rollforwards for 2008 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2009	Income	Income	Settlements	of Level 3	2009
Assets
Fixed maturities
Corporate securities	$ -	$ -	$ 964	$ -	$ 6,640	$ 7,604
Residential mortgage-backed	143,379	3,021	(336)	(4,486)	(141,578)	-
Commercial mortgage-backed	9,575	9	(5,104)	-	-	4,480
Other asset-backed securities	68,059	355	(9,511)	1,032	(28,986)	30,949
GMIB reinsurance recoverable	14,868	(7,114)	-	-	-	7,754

Liabilities
GMWB reserves	$ (7,259)	$ 5,205	$ -	$ -	$ -	$ (2,054)

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2008	Income	Income	Settlements	of Level 3	2008
Assets
Fixed maturities	$ 72,520	$ (14,018)	$ (15,244)	$ (1,410)	$ 179,165	$ 221,013
GMIB reinsurance recoverable	1,326	13,542	-	-	-	14,868

Liabilities
GMWB reserves	$ (15,219)	$ 7,960	$ -	$ -	$ -	$ (7,259)

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

3.      Fair Value Measurements (continued)

The portion of gains and losses included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial instruments still held at December 31, 2009 and December 31, 2008 are as follows (in thousands):

December 31, 2009
Assets
Fixed maturities
Corporate securities	$964
Commercial mortgage-backed	(5,104)
Other asset-backed securities	(9,581)
GMIB reinsurance recoverable	(7,114)

Liabilities
GMWB reserves	$5,205

December 31, 2008
Assets
Fixed maturities	$(15,170)
GMIB reinsurance recoverable	13,542

Liabilities
GMWB reserves	$7,960

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2009, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2009, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $9.7 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2009
AAA	21.3%
AA	7.8%
A	29.9%
BBB	34.8%
Investment grade	93.8%
BB	3.6%
B and below	2.6%
Below investment grade	6.2%
Total fixed maturities	100.0%

Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2009, 77.7% were investment grade, 13.2% were below investment grade and 9.1% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 42.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2009, the industries accounting for the larger percentage of unrealized losses included banking/finance (3.3% of fixed maturities gross unrealized losses) and building and materials (1.7%).  The largest unrealized loss related to a single corporate obligor was $0.7 million at December 31, 2009.

The cost or amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities (and equities in 2008) were as follows (in thousands):

		Gross		Gross
	Amortized	Unrealized		Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains		Losses	Value	OTTI (1)
Fixed Maturities
U.S. Treasury securities	$1,008	$29	15	$15	$1,022	$-
Public utilities	72,452	3,333		406	75,379	-
Corporate securities	847,932	44,961		7,558	885,335	85
Residential mortgage-backed	206,870	1,012		39,962	167,920	(16,548)
Commercial mortgage-backed	185,301	5,663		20,652	170,312	-
Other asset-backed securities	81,320	1,164		14,049	68,435	-
Total fixed maturities	$1,394,883	$56,162		$82,642	$1,368,403	$(16,463)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities on which credit impairments have been recorded.

4.    Investments (continued)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value
Fixed Maturities
U.S. Treasury securities	$505	$51	$-	$556
Public utilities	107,596	645	6,340	101,901
Corporate securities	723,884	6,351	86,308	643,927
Residential mortgage-backed	210,476	2,400	20,205	192,671
Commercial mortgage-backed	129,953	308	30,688	99,573
Other asset-backed securities	74,207	613	6,760	68,060
Total fixed maturities	$1,246,621	$10,368	$150,301	$1,106,688

Equities	$4,084	$83	$571	$3,596
The amortized cost and fair value of fixed maturities at December 31, 2009, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized	Fair
	Cost	Value
Due in 1 year or less	$26,584	$27,332
Due after 1 year through 5 years	391,848	412,080
Due after 5 years through 10 years	401,183	417,385
Due after 10 years through 20 years	67,570	68,343
Due after 20 years	34,208	36,597
Residential mortgage-backed	206,869	167,919
Commercial mortgage-backed	185,301	170,312
Other asset-backed securities	81,320	68,435
Total	$1,394,883	$1,368,403

U.S. Treasury securities with a carrying value of $539 thousand and $557 thousand at December 31, 2009 and 2008, respectively, were on deposit with the State of New York as required by state insurance law.

The amount of gross unrealized losses for fixed maturities by maturity date of the fixed maturities as of December 31, 2009 were as follows (in thousands):

Less than one year	$ -
One to five years	1,860
Five to ten years	5,141
Ten to twenty years	813
More than twenty years	165
Residential mortgage-backed	39,962
Commercial mortgage-backed	20,652
Other asset-backed securities	14,049
Total gross unrealized losses	$ 82,642

The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $3 thousand and $15 thousand, respectively, at December 31, 2009.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2009 were less than a thousand and $13 thousand, respectively, and for the 12 months preceding December 31, 2008 were zero and $169 thousand, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.    Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$71,131	$144	$20,015	$51,260
Alt-A	39,313	53	9,369	29,997
Subprime	23,006	-	10,341	12,665
Total non-agency RMBS	$133,450	$197	$39,725	$93,922

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2008	Cost	Gains	Losses	Value

Prime	$141,649	$2,014	$12,103	$131,560
Alt-A	45,202	386	5,019	40,569
Subprime	23,625	-	3,083	20,542
Total non-agency RMBS	$210,476	$2,400	$20,205	$192,671

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  48.9% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  58.1% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2009, the Company recorded other-than-temporary impairment charges of $20.0 million, $6.0 million and $0.6 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively.  No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during 2007.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  The amortized cost and fair value of the Company’s investment in CMBS is $185.3 million and $170.3 million, respectively, at December 31, 2009.  99.9% of these investments are rated investment grade by at least one NRSRO.  No other-than-temporary impairment charges were recorded on CMBS during 2009, 2008 or 2007.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.    Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	Less than 12 months			12 months or longer			Total
	Gross			Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of	Unrealized	Fair	# of
December 31, 2009	Losses	Value	securities	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
U.S. Treasury securities	$ 15	$ 489	1	$ -	$ -	-	$ 15	$ 489	1
Public utilities	223	10,742	5	183	810	1	406	11,552	6
Corporate securities	546	58,991	27	7,012	109,270	42	7,558	168,261	69
Residential mortgage-backed	6,505	84,515	22	33,457	57,180	31	39,962	141,695	53
Commercial mortgage-backed	526	18,874	6	20,126	83,854	29	20,652	102,728	35
Other asset-backed securities	471	5,094	10	13,578	32,641	24	14,049	37,735	34
Total temporarily impaired
securities	$ 8,286	$178,705	71	$ 74,356	$283,755	127	$ 82,642	$462,460	198

	Less than 12 months		12 months or longer		Total
	Gross		Gross		Gross
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2008	Losses	Value	Losses	Value	Losses	Value
Fixed Maturities
U.S. Treasury securities	$ -	$ -	$ -	$ -	$ -	$ -
Public utilities	4,749	64,619	1,591	7,554	6,340	72,173
Corporate securities	47,422	380,982	38,886	116,131	86,308	497,113
Asset-backed securities	17,761	115,649	39,892	181,618	57,653	297,267
Subtotal - fixed maturities	69,932	561,250	80,369	305,303	150,301	866,553
Equities	571	1,749	-	-	571	1,749
Total temporarily impaired
securities	$ 70,503	$ 562,999	$ 80,369	$ 305,303	$ 150,872	$ 868,302

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

4.    Investments (continued)

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant importance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to the adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on January 1, 2009, Jackson-NY generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson-NY did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson-NY began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources.  These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income represent the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on an other-than-temporarily impaired security is recorded in other comprehensive income.

The following table sets forth net realized investment gains and losses for the periods indicated (in thousands):

	2009	2008	2007
Available-for-sale securities
Realized gains on sale	$14,584	$3,796	$3,177
Realized losses on sale	(1,614)	(10,927)	(3,826)
Impairments:
Total other-than-temporary impairments	(44,400)	(32,260)	(1,883)
Portion of other-than-temporary impairments
included in other comprehensive income	16,002	-	-
Net other-than-temporary impairments	(28,398)	(32,260)	(1,883)
Transfer to trading portfolio	(1,111)	-	-
Net realized losses on investments	$(16,539)	$(39,391)	$(2,532)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2009, 2008 and 2007 was $19.0  million, $71.9  million and $80.0 million, respectively, which was approximately 92%, 87% and 95%  of book value, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

4.      Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

For the
year ending
December 31, 2009
Cumulative credit loss beginning balance	$-
Adoption of new accounting guidance related to other-than-temporary impairments	25,623
Additions:
New credit losses	20,432
Incremental credit losses	7,966
Reductions:
Securities sold, paid down or disposed of	(21,624)
Cumulative credit loss ending balance	$32,397

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2009 and 2008, the estimated fair value of loaned securities was $1.6 million and $6.1 million, respectively.  The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  Cash collateral received, in the amount of $1.1 million and $6.2 million at December 31, 2009 and 2008, respectively, was invested by the agent bank and included in cash and short-term investments.  A securities lending payable is included in liabilities for the amount of cash collateral received.  Additionally, $0.5 million of non-cash collateral was received in 2009.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in the increase in reserves, net of reinsurance in the income statement.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

At December 31, 2009 and 2008, the Company had variable contracts with guarantees, for which the net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$ 1,265.4	$ 167.7	63.5 years
GMWB - Premium only	0%	284.4	29.5
GMWB - For life	0-5%	132.5	48.8
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		632.4	146.6	63.4 years
GMWB - Highest anniversary only		183.2	56.4
GMWB - For life		67.7	20.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	138.1	42.7		5.9 years
GMWB - For life	0-7%	641.1	47.2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

December 31, 2008					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$ 651.4	$ 258.4	63.7 years
GMWB - Premium only	0%	229.2	72.2
GMWB - For life	0-5%	39.7	12.4
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		509.5	298.9	63.8 years
GMWB - Highest anniversary only		136.9	89.6
GMWB - For life		61.4	33.2
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	98.8	62.1		6.2 years
GMWB - For life	0-5%	228.7	117.7

       Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2009	2008
Equity	$1,489.7	$971.2
Bond	186.8	100.3
Balanced	197.1	55.1
Money market	24.5	34.3
Total	$1,898.1	$1,160.9

The Company does not reinsure GMDB liabilities which were reflected in the general account as follows (in millions):

	2009	2008	2007
Balance at January 1	$10.8	$1.5	$0.8
Incurred guaranteed benefits	0.5	12.3	1.3
Paid guaranteed benefits	(6.5)	(3.0)	(0.6)
Balance at December 31	$4.8	$10.8	$1.5

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to the change in reserve, if actual experience or other evidence suggests that earlier assumptions should be revised.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

5.      Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2009 and 2008 (except where noted):
1)	Use of a series of deterministic investment performance scenarios.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 6.0% during the surrender charge period and 12.0% thereafter at December 31, 2009 and from 0.75% to 49.0%, with an average of 7.0% during the surrender charge period and 11.0% thereafter at December 31, 2008.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under FAS 157 and are recognized at fair value, with the change in fair value reported in change in reserves.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in note 3.    The GMWB reserve totaled $27.9 million and $72.6 million at December 31, 2009 and December 31, 2008, respectively.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2009 and 2008, these GMWB reserves totaled $3.6 million and $2.4 million, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to the change in reserve, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2009 and 2008, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $0.2 million and $0.3 million at December 31, 2009 and December 31, 2008, respectively.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

With the approval of the Superintendent of Insurance for the State of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities to its Parent.  This agreement, which was entered into during 2008, resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.7 million and $47.1 million in 2009 and 2008, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

6.	Reinsurance (continued)

The effect of reinsurance on premiums was as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Direct premiums	$ 643	$ 695	$ 714
Less reinsurance ceded:
Life	(563)	(573)	(583)
Guaranteed annuity benefits	(7,721)	(47,928)	(781)
Net premiums	$ (7,641)	$ (47,806)	$ (650)

      Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2009	2008
Ceded reserves	$ 38,641	$ 84,278
Ceded claims liability	-	90
Ceded other	8	307
Total	$ 38,649	$ 84,675

      Reserves ceded to Jackson totaled $28.6 million and $67.5 million at December 31, 2009 and December 31, 2008, respectively.

7. Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Current tax expense (benefit)	$9,324	$(102,979)	$3,834
Deferred tax expense (benefit)	(9,207)	27,419	3,808

Income tax expense (benefit)	$117	$(75,560)	$7,642

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

7.    Federal Income Taxes (continued)

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2009, 2008 and 2007.  During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes.  As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below.  These differences from the tax at the statutory rate are summarized as follows (in thousands):

	Years ended December 31,
	2009	2008	2007
Income taxes at statutory rate	$1,533	$(14,074)	$10,756
Dividends received deduction	(1,416)	(2,021)	(2,828)
Ceding commission	-	(68,075)	-
Deferred tax valuation allowance	-	8,400	-
Other	-	210	(286)
Federal income tax expense (benefit)	$117	$(75,560)	$7,642

Effective tax rate	2.7%	187.9%	24.9%

Federal income taxes (received from) paid to Jackson in 2009, 2008 and 2007 were $(102.0) million, $0.1 million and $1.6 million, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2009	2008
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$39,839	$14,531
Other-than-temporary impairments and other investment related items	3,954	11,576
Net unrealized losses on available for sale securities	9,268	49,148
Other, net	-	778
Total gross deferred tax asset	53,061	76,033
Valuation allowance	-	(8,587)
Gross deferred tax asset, net of valuation allowance	53,061	67,446

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(73,456)	(88,865)
Other, net	(103)	-
Total gross deferred tax liability	(73,559)	(88,865)

Net deferred tax liability	$(20,498)	$(21,419)

During 2008, Jackson-NY recorded a valuation allowance, included in deferred tax expense, of $8.4 million against the deferred tax assets associated with realized losses where management no longer believed that it was more likely than not that the full tax benefit of the losses will be realized. Jackson-NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand.  During 2009, management determined that it is now more likely than not that the full tax benefit of the losses will be realized.  Since the reversal of the valuation allowance was due to unrealized

7.    Federal Income Taxes (continued)

gains in 2009, the valuation allowance was eliminated with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson-NY’s deferred tax asset is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2009, the Company had federal tax capital loss carryforwards totaling $6.0 million, which expire in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson-NY does not agree with the assessment and plans to file a protest with the Appellate Division of the IRS.  No reserve is established for this potential exposure since Jackson-NY believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $1.5 million, $1.8 million and $2.8 million during 2009, 2008 and 2007, respectively.

During 2008, Jackson-NY established a reserve for an unrecognized tax benefit as required by the provisions of ASC 740-10.  The following table summarizes the changes in the Company’s unrecognized tax benefits, including interest, for the years ended December 31, 2009 and 2008 (in thousands).  There were no unrecognized tax benefits at December 31, 2007.

	2009	2008

Unrecognized tax benefit, beginning of period	$ 1,269	$ -

Additions for tax positions identified in current year	-	1,637

Reduction of tax positions agreed with IRS	(1,269)	-

Reduction of tax positions of closed prior years	-	(368)

Unrecognized tax benefit, end of period	$ -	$ 1,269

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 was approximately $1.3 million.  There were no such unrecognized benefits at December 31, 2009 or 2007.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

7.   Federal Income Taxes (continued)
Interest expense totaling $0.2 million related to these unrecognized tax benefits has been included in income tax expense in the income statement for 2008 with none in 2009 and 2007.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2009, 2008 or 2007.

Using the information available as of December 31, 2009, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

8.    Contingencies

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.      Stockholder's Equity

The declaration of dividends which can be paid by the Company is regulated by New York insurance law.  The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration.  No dividends were paid to Jackson in 2009, 2008 or 2007.  Jackson made capital contributions of $75.0 million and $40.0 million to Jackson-NY in 2009 and 2008, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $212.4 million and $94.7 million at December 31, 2009 and 2008, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $44.7 million, $(309.4) million and $(4.1)  million in 2009, 2008 and 2007, respectively.

10.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1,158 thousand, $487 thousand and $489 thousand to PPM for investment advisory services during 2009, 2008 and 2007, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services.  Administrative fees were $5.8 million, $4.2 million and $6.5 million in 2009, 2008 and 2007, respectively.

11. Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employees must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $241 thousand, $157 thousand and $150 thousand in 2009, 2008 and 2007, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent.  Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement.  At December 31, 2009 and 2008, Jackson’s liability for the Company’s portion of such plans totaled $1.4 million and $1.9 million, respectively.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2009

11. Benefit Plans (continued)

hedge against significant movement in the payout liability.  There was no expense related to these plans in 2009, 2008 or 2007.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable

(2) Financial statements and schedules included in Part B -

JNLNY Separate Account - I:

                       Statements of Assets and Liabilities as of December 31, 2009
                       Statements of Operations for the period ended December 31, 2009
                       Statements of Changes in Net Assets for the periods ended December 31, 2009 and 2008
                       Notes to Financial Statements

  Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2009 and 2008
                       Consolidated Income Statements for the years ended December 31, 2009, 2008, and 2007
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2009, 2008, and 2007
                       Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007
                       Notes to Consolidated Financial Statements

 (b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors  authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.           Not Applicable

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit  Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.	Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.	Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.	Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit  Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos.

333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.	Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal  Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement,  incorporated by reference to Registrant's Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-04801).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment  No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

pp.
Specimen of For Life  Guaranteed  Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual  Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV)Endorsement (7595NY 04/09), incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File  Nos. 333-119659 and 811-08401).

ccc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.	Specimen of the Reduced Administration Charge Endorsement (7536 09/09), filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.	Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.	Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.	Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.	Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.	Specimen of the Perspective L Series Fixed and Variable Annuity Contract, attached hereto.

ooo.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), attached hereto.

ppp.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), attached hereto.

qqq.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), attached hereto.

rrr.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), attached hereto.

sss.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), attached hereto.

ttt.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), attached hereto.

uuu.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), attached hereto.

vvv.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), attached hereto.

www.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), attached hereto.

xxx.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), attached hereto.

yyy.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), attached hereto.

zzz.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), attached hereto.

aaaa.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), attached hereto.

bbbb.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), attached hereto.

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.	Form of the Perspective L Series Fixed and Variable Annuity Application, filed September 24, 2009, (File Nos. 333-119659 and 811-08401.

i.	Form of the Fixed and Variable Annuity Application, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.	Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto.

k.	Form of the Fixed and Variable Annuity Application, attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New  York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated by reference to the Registrant's Post-effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable

12.              Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash	Vice President, Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

John B. Banez	Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Jeffrey Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Robert Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Executive Vice President, Chief
1 Corporate Way	Financial Officer, Chairman & Director
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Chief
7601 Technology Way	Distribution Officer
Denver, CO 80237

Scott F. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.	President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III	Chief Administrative Officer &
275 Grove St Building 2	Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Timothy J. Padot	Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Director
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury	Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Executive Vice President
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment
Managers Limited

BOCI - Prudential Asset Management	Hong Kong	36% Prudential Corporation Holdings
Limited		Limited

BOCI - Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings
Limited

BP Company Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV

Brooke (Holdco 2) Inc.	Delaware	100% Brooke
(Holdco 1) Inc.

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.

Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)
Limited

Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC

Buying Force Limited	United Kingdom	50% Prudential Property Investment
Management Limited

CIMPL Pty Limited	United Kingdom	100% PPM Capital (Holdings) Limited

CITIC Prudential Life Insurance	China	50% Prudential Corporation Holdings
Company Limited		Limited

CITIC - Prudential Fund	China	49% Prudential Corporation Holdings
Management Company Limited		Limited

CSU One Limited	United Kingdom	100% Prudential Group Holdings
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance
Company

Canada Property (Trustee) No 1	England	100% M&G Limited
Limited

Canada Property Holdings Limited	Jersey	100% M&G Limited

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance
Company

Curian Clearing LLC	Michigan	100% Jackson National Life Insurance
(formerly, BH Clearing, LLC)		Company

Falcon Acquisitions Limited	United Kingdom	90% Falcon Acquisitions Subholdings
Limited

Falcon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Falcon Acquisitions Subholdings	United Kingdom	100% Falcon Acquisitions Holdings
Limited		Limited

First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.

First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.

First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.

First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.

First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.

Furnival Insurance Company	Guernsey	100% Prudential Corporation Holdings
Limited		Limited

GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings
Limited

Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited

Giang Vo Development JV	Vietnam	65% Prudential Vietnam Assurance
Company		Private Limited

Hermitage Management, LLC	Michigan	100% Jackson National Life Company
Insurance

Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management
Limited

Holborn Delaware LLC	Delaware	100% Prudential Four Limited

Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings
Limited

Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited

Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco3 Limited

Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Hyde Holdco 3 Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

ICICI Prudential Asset Management	India	49% Prudential Corporation Holdings
Company Limited		Limited

ICICI Prudential Life Insurance	India	25.98% Prudential Corporation
Company Limited		Holdings Limited

ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings
Limited

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.
d/b/a INVEST Financial Corporation

Invest Financial Corporation	Alabama	100% INVEST Financial Corporation
Insurance Agency Inc. of Alabama		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Connecticut	100% INVEST Financial Corporation
Insurance Agency Inc. of Connecticut		Insurance Agency, Inc. of Delaware

Invest Financial Corporation	Delaware	100% IFC Holdings, Inc. d/b/a INVEST
Insurance Agency Inc. of Delaware		Financial Corporation

Invest Financial Corporation	Georgia	100% Invest Financial Corporation
Insurance Agency Inc. of Georgia		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Illinois	100% Invest Financial Corporation
Insurance Agency Inc. of Illinois		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Maryland	100% Invest Financial Corporation
Insurance Agency Inc. of Maryland		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Massachusetts	100% Invest Financial Corporation
Insurance Agency Inc. of Massachusetts		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Montana	100% Invest Financial Corporation
Insurance Agency Inc. of Montana		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Nevada	100% Invest Financial Corporation
Insurance Agency Inc. of Nevada		Insurance Agency Inc. of Delaware

Invest Financial Corporation	New Mexico	100% Invest Financial Corporation
Insurance Agency Inc. of New Mexico		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Ohio	100% Invest Financial Corporation
Insurance Agency Inc. of Ohio		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Oklahoma	100% Invest Financial Corporation
Insurance Agency Inc. of Oklahoma		Insurance Agency Inc. of Delaware

Invest Financial Corporation	South Carolina	100% Invest Financial Corporation
Insurance Agency Inc. of South Carolina		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Texas	100% Invest Financial Corporation
Insurance Agency Inc. of Texas		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Wyoming	100% Invest Financial Corporation
Insurance Agency Inc. of Wyoming		Insurance Agency Inc. of Delaware

Invest Financial Corporation	Mississippi	100% Invest Financial Corporation
Insurance Agency PA of Mississippi		Insurance Agency Inc. of Delaware

India Opportunity Real Estate Fund	Mauritius	100% International Opportunities
Portfolio Management Limited

Infracapital Employee Feeder GP	United Kingdom	100% M&G Limited
Limited

Infracapital GP Limited	United Kingdom	100% M&G Limited

Infracapital Nominees Limited	United Kingdom	100% M&G Limited

Infracapital SLP Limited	United Kingdom	100% M&G Limited

Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited

International Opportunities India	Mauritius	100% Prudential Mauritius Holdings
Fund Limited		Limited

International Opportunities Portfolio	Mauritius	100% Prudential Mauritius Holdings
Management Limited		Limited

International Opportunities Shari’a	United Arab Emirates	100% Prudential Asset Management
Funds (OEIC) Limited		Limited

Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.

Investment Opportunities Fund	Luxembourg	100% Prudential Corporation Holdings
SICAV - FIS		Limited

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance
Company

Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance
Company

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance
Company

Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance
Company

Jackson National Life Insurance	New York	100% Jackson National Life Insurance
Company of New York		Company

JNLI LLC	Delaware	100% Jackson National Life Insurance
Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual
association with Jackson National Life
Insurance Company of New York

JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance
Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate
Account - I

M&G (Guernsey) Limited	Guernsey	100% M&G Limited

M&G Financial Services Limited	United Kingdom	100% M&G Limited

M&G Founders 1 Limited	United Kingdom	100% M&G Limited

M&G General Partner Inc.	Cayman Islands	100% M&G Limited

M&G Group Limited	United Kingdom	100% Prudential plc

M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	United Kingdom	100% M&G Limited

M&G International Investments Limited	France (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments
Limited

M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments
Limited

M&G International Investments	United Kingdom	100% M&G International Investments
Nominees Limited		Limited

M&G Investment Management Limited	United Kingdom	100% M&G Limited

M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited

M&G Limited	United Kingdom	100% M&G Group Limited

M&G Management Services Limited	United Kingdom	100% M&G Limited

M&G Nominees Limited	United Kingdom	100% M&G Limited

M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited

M&G RED Employee Feeder GP	Scotland	100% M&G Limited
Limited

M&G RED Employee Feeder LP	Scotland	100% M&G Limited

M&G RED GP Limited	Guernsey	100% M&G Limited

M&G RED SLP GP Limited	Scotland	100% M&G Limited

M&G RED SLP LP	Scotland	100% M&G Limited

M&G Securities Limited	United Kingdom	100% M&G Limited

M&G Support Services Limited	United Kingdom	100% M&G Limited

MM&S (2375) Limited	Scotland	100% The Prudential Assurance
Company Limited

Marlin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Marlin Acquisitions Limited	United Kingdom	100% Marlin Acquisitions Holdings
Limited

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.

National Planning Corporation	Nevada	100% National Planning Corporation
Insurance Agency Inc. of Nevada

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC

National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation

National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation

National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation

National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation

National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation

National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation

National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation

National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation

National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation

Nicole Finance Inc.	Delaware	100% Brooke GP

North Sathorn Holdings Company	Thailand	100% Prudential Corporation Holdings
Limited		Limited

Nova Sepadu Sdn Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

OYO Developments (Dagenham)	United Kingdom	100% OYO Developments Limited
Limited

OYO Developments Limited	United Kingdom	25% Prudential Property Investment
Managers Limited

PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings
Limited

PCA India Consumer Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA India Equity Open Limited	Mauritius	100% Prudential Mauritius Holdings
Limited

PCA India Infrastructure Equity Open	Mauritius	100% Prudential Mauritius Holdings
Limited		Limited

PCA International Funds SPC	Cayman Islands	100% Prudential Corporation Holdings
Limited

PCA Investment Trust Management	Korea	100% Prudential Corporation Holdings
Company Limited		Limited

PCA life Assurance Company	Taiwan	99.66% Prudential Corporation
Limited		Holdings Limited

PCA Life Insurance Company	Japan	100% Prudential Corporation Holdings
Limited (Japan)		Limited

PCA Life Insurance Company	Korea	100% Prudential Corporation Holdings
Limited (Korea)		Limited

PCA Securities Investment Trust	Taiwan	99.54% The Prudential Assurance
Company Limited		Company Limited

PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited

PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited

PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance
Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance
Company

PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

PPM America, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited

PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC

PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited

PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited

PPMC First Nominees Limited	United Kingdom	100% M&G Limited

PPS Five Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Nine Limited	United Kingdom	100% Prudential Property Services
Limited

PPS Twelve Limited	United Kingdom	100% Prudential Property Services
Limited

PRUPIM Vietnam Property Fund	Cayman Islands	100% Prudential Property Investment
Limited		Management (Singapore) Limited

PT Asuransi Jiwa Paja	Indonesia	100% PT Prudential Life Assurance

PT Prudential Life Assurance	Indonesia	94.6% The Prudential Assurance
Company Limited

PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance
Company Limited
PVPF 1 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 3 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 4 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

PVPF 5 Limited	Cayman Islands	100% PRUPIM Vietnam Property Fund
Limited

Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Park Avenue (Singapore Two)	Gibraltar	100% Prudential Group Holdings
Limited		Limited

Park Avenue Investments (Guernsey)	Guernsey	50% Prudential (Netherlands) BV
Limited

Penguin Acquisitions Holdings	United Kingdom	100% Infracapital GP Limited
Limited

Penguin Acquisitions Limited	United Kingdom	100% Penguin Acquisitions Holdings
Limited

Pru IT-Service GmbH	Germany	100% Prudential Corporation Holdings
Limited

Pru Life Insurance Corporation of	Philippines	100% Prudential Corporation Holdings
UK		Limited

Pru Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV

Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1)
Limited

Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four)
Limited

Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding
Company Limited

Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited

Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings
Limited

Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited

Prudential (Luxembourg One) &	Luxembourg	50% Prudential (Luxembourg One)
Prudential (Luxembourg Two) SeNC		S.a.r.l.
50% Prudential (Luxembourg Two)
S.a.r.l.

Prudential (Luxembourg One)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Luxembourg Two)	Luxembourg	100% Prudential Corporation Holdings
S.a.r.l.		Limited

Prudential (Namibia) Unit Trusts	Namibia	93% Prudential Portfolio Managers
Limited		(Namibia) (Pty) Limited

Prudential (Netherlands One)	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV

Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1)
Limited

Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC
23.28% Prudential Four Limited

Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV

Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC

Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV

Prudential - AA Office Joint Venture	Vietnam	70% Prudential Vietnam Assurance
Company		Private Limited

Prudential / M&G UKCF GP	United Kingdom	100% M&G Limited
Limited

Prudential Al-Wara’ Asset	Malaysia	100% Prudential Corporation Holdings
Management Berhad		Limited

Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Asset Management (Hong	Hong Kong	100% Prudential Corporation Holdings
Kong) Limited		Limited

Prudential Asset Management	Singapore	100% Prudential Singapore Holdings
(Singapore) Limited		Pte Limited

Prudential Asset Management	United Arab Emirates	100% Prudential Corporation Holdings
Limited		Limited

Prudential Assurance Company	Singapore	100% Prudential Singapore Holdings
Singapore (Pte) Limited		Pte Limited

Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad

Prudential Assurance Singapore	Singapore	100% Prudential Singapore Holdings
(Property Services) Pte Limited		Pte Limited

Prudential Atlantic Reinsurance	Ireland	100% Prudential Corporation Holdings
Company Limited		Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential (Netherlands) BV
Limited

Prudential Australia Holdings (UK)	United Kingdom	100% Prudential Australia Holdings
Two Limited		(UK) Limited

Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings
Limited

Prudential Capital Holding Company	United Kingdom	100% Prudential plc
Limited

Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding
Company Limited

Prudential Corporate Pensions Trustee	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holding
Limited

Prudential Corporation Australasia	Australia	100% Prudential Group Holdings
Holdings Pty Limited		Limited

Prudential plc	United Kingdom	Publicly Traded

Prudential Corporation Holdings	United Kingdom	100% Prudential Holdings Limited
Limited

Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Europe Assurance	Scotland	100% MM&S (2375) Limited
Holdings plc

Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings
Limited

Prudential Financial Services	United Kingdom	100% Prudential plc
Limited

Prudential Five Limited	United Kingdom	100% Prudential plc

Prudential Four Limited	United Kingdom	98% Prudential Corporation Holdings
Limited
2% Prudential plc

Prudential Fund Management	Malaysia	100% Nova Sepadu Sdn Bhd
Berhad

Prudential Fund Management	Singapore	100% Prudential Singapore Holdings
Services Private Limited		Pte Limited

Prudential GP Limited	Scotland	100% M&G Limited

Prudential General Insurance Hong	Hong Kong	100% The Prudential Assurance
Kong Limited		Company Limited

Prudential Group Holdings Limited	United Kingdom	100% Prudential plc

Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Group Secretariat Services	United Kingdom	100% Prudential Group Holdings
Limited		Limited

Prudential Health Holdings Limited	United Kingdom	50% The Prudential Assurance
Company Limited

Prudential Health Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Holdings Limited	Scotland	100% Prudential plc

Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance
Company Limited

Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential International Assurance	Ireland	100% Prudential Europe Assurance
plc		Holdings plc

Prudential International Management	Ireland	100% Prudential Europe Assurance
Services Limited		Holdings plc

Prudential Investments (UK)	United Kingdom	100% Prudential Capital Holding
Limited		Company

Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings
Limited

Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services
Limited

Prudential Life Assurance (Thailand)	Thailand	42.19% North Sathorn Holdings
Public Company Limited		Company Limited
32.11% Staple Limited
24.82% Prudential Corporation
Holdings Limited

Prudential Lifetime Mortgages	Scotland	100% The Prudential Assurance
Limited		Company Limited

Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Mauritius Holdings	Mauritius	100% Prudential Corporation Holdings
Limited		Limited

Prudential Pensions Administration	United Kingdom	100% Prudential Financial Services
Limited		Limited

Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Prudential Personal Equity Plans	United Kingdom	100% M&G Limited
Limited

Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Investments (UK)
Limited

Prudential Portfolio Managers	Namibia	75% Prudential Portfolio Managers
(Namibia) (Pty) Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	75% M&G Limited
Africa) (Pty) Limited

Prudential Portfolio Managers (South	South Africa	99.4% Prudential Portfolio Managers
Africa) Life Limited		(South Africa) (Pty) Limited

Prudential Portfolio Managers Unit	South Africa	94% Prudential Portfolio Managers
Trusts Limited		(South Africa) (Pty) Limited

Prudential Process Management	India	99.97% Prudential Corporation
Services India Private Limited		Holdings Limited

Prudential Properties Trusty Pty	Australia	100% The Prudential Assurance
Limited		Company Limited

Prudential Property Investment	Singapore	50% Prudential Singapore Holdings Pte
Management (Singapore) Pte		Limited
Limited		50% PruPIM Ltd

Prudential Property Investment	United Kingdom	100% M&G Limited
Managers Limited

Prudential Property Services (Bristol)	United Kingdom	100% Prudential Property Services
Limited		Limited

Prudential Property Services Limited	United Kingdom	100% Prudential plc

Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings
Limited

Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Retirement Income	United Kingdom	100% The Prudential Assurance
Limited		Company Limited

Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited
50% Prudential (B2) Limited

Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings
Limited

Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings
Limited

Prudential Services Singapore Pte	Singapore	100% Prudential Singapore Holdings
Limited		Pte Limited

Prudential Singapore Holdings Pte	Singapore	100% Prudential Corporation Holdings
Limited		Limited

Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings
Limited

Prudential Trustee Company Limited	United Kingdom	100% M&G Limited

Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services
Limited

Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited

Prudential Vietnam Assurance Private	Vietnam	100% Prudential Corporation Holdings
Limited		Limited

Prudential Vietnam Finance Company	Vietnam	100% Prudential Holborn Life Limited
Limited

Prudential Vietnam Fund Management	Vietnam	100% Prudential Vietnam Assurance
Private Limited Company		Private Limited

Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings
Pte Limited

Prutec Limited	United Kingdom	100% The Prudential Assurance
Company Limited

Quinner AG	Germany	100% Prudential Corporation Holdings
Limited

Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services
Limited

Securities Lending Cash Collateral	Delaware	100% Jackson Funds
Fund LLC

Securities Lending Liquidating Fund	Delaware	100% Jackson Funds
LLC

SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.

SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.

SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.

Salmon Acquisitions Limited	United Kingdom	100% Salmon Acquisitions Holdings
Limited

Salmon Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable ISA Managers	Scotland	100% The Prudential Assurance
Limited		Company Limited

Scottish Amicable Life Assurance	Scotland	100% The Prudential Assurance
Society		Company Limited

Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance
Company Limited

Scottish Amicable PEP and ISA	Scotland	100% Scottish Amicable Life
Nominees Limited		Assurance Society

Snushalls Team Limited	United Kingdom	100% Prudential Property Services
Limited

Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital I LLC	Michigan	100% Jackson National Life Insurance
Company

Squire Capital II LLC	Michigan	100% Jackson National Life Insurance
Company

Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings
Limited

Stableview Limited	United Kingdom	100% M&G Limited

Staple Limited	Thailand	100% Prudential Corporation Holdings
Limited

Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans
Limited

The First British Fixed Trust	United Kingdom	100% M&G Limited
Company Limited

The Forum, Solent, Management	United Kingdom	100% The Prudential Assurance
Company Limited		Company Limited

The Prudential Assurance Company	United Kingdom	100% Prudential plc
Limited

True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings
Limited

Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions
Subholdings Limited

Wharfedale Acquisitions Holdings	United Kingdom	100% Infracapital Nominees Limited
Limited

Wharfedale Acquisitions Subholdings	United Kingdom	100% Wharfedale Acquisitions
Limited		Holdings Limited

Wharfedale II Limited	Jersey	100% Infracapital Nominees Limited

Wharfedale III Limited	Jersey	100% Infracapital Nominees Limited

Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings
Limited

Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited

Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited
Item 27. Number of Contract Owners as of September 1, 2010

Qualified – 6,013

Non-qualified – 2,466

Item 28.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson  National Life  Distributors LLC also acts as general  distributor  for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 7th day of October, 2010.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER	October 7, 2010
Clark P. Manning, Jr. President and Chief Executive Officer

*THOMAS J. MEYER	October 7, 2010
Andrew B. Hopping, Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER	October 7, 2010
Herbert G. May III Chief Administrative Officer and Director

THOMAS J. MEYER	October 7, 2010
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER	October 7, 2010
Laura L. Prieskorn Senior Vice President and Director

*THOMAS J. MEYER	October 7, 2010
John H. Brown Vice President and Director

*THOMAS J. MEYER	October 7, 2010
Julia A. Goatley Vice President, Assistant Secretary and Director

*THOMAS J. MEYER	October 7, 2010
Russell E. Peck Vice President and Director

*THOMAS J. MEYER	October 7, 2010
Gregory B. Salsbury Vice President and Director

*THOMAS J. MEYER	October 7, 2010
Donald B. Henderson, Jr. Director

*THOMAS J. MEYER	October 7, 2010
David L. Porteous Director

*THOMAS J. MEYER	October 7, 2010
Donald T. DeCarlo Director

*THOMAS J. MEYER	October 7, 2010
Gary H. Torgow Director

*THOMAS J. MEYER	October 7, 2010
John C. Colpean Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485 and and 333-163323), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

LAURA L. PRIESKORN
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

JULIA A GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

4.

nnn.	Specimen of the Perspective L Series Fixed and Variable Annuity Contract, attached as EX-4nnn.

ooo.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), attached as EX-4ooo.

ppp.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), attached as EX-4ppp.

qqq.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), attached as EX-4qqq.

rrr.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), attached as Ex-4rrr.

sss.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), attached as EX-4sss.

ttt.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), attached as Ex-4ttt.

uuu.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), attached as EX-4uuu.

vvv.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), attached as EX-4vvv.

www.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), attached as EX-4www.

xxx.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), attached as EX-4xxx.

yyy.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), attached as EX-4yyy.

zzz.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), attached as EX-4zzz.

aaaa.	Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), attached as EX-4aaaa.

bbbb.	Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), attached as EX-4bbbb.
5.

j.	Form of the Perspective L Series Fixed and Variable Annuity Application, attached as EX-5j.

k.	Form of the Fixed and Variable Annuity Application, attached as EX-5k.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.          Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.